Shareholder Report			12 Months Ended
		Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Transamerica Funds
Entity Central Index Key			0000787623
Entity Investment Company Type			N-1A
Document Period End Date			Oct. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000093288
Shareholder Report [Line Items]
Fund Name			Transamerica Large Cap Value
Class Name			Class A
Trading Symbol			TWQAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.97%

Expenses Paid, Amount			$ 105
Expense Ratio, Percent			0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 16.07%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund at NAV outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,606	$10,055	$10,038
12/31/2015	$9,402	$9,849	$9,822
1/31/2016	$8,919	$9,293	$9,315
2/29/2016	$9,102	$9,290	$9,312
3/31/2016	$9,702	$9,944	$9,983
4/30/2016	$9,953	$10,006	$10,193
5/31/2016	$10,212	$10,185	$10,351
6/30/2016	$10,036	$10,206	$10,441
7/31/2016	$10,521	$10,611	$10,744
8/31/2016	$10,755	$10,638	$10,827
9/30/2016	$10,672	$10,655	$10,804
10/31/2016	$10,378	$10,424	$10,637
11/30/2016	$10,974	$10,891	$11,245
12/31/2016	$11,433	$11,103	$11,526
1/31/2017	$11,305	$11,312	$11,608
2/28/2017	$11,734	$11,733	$12,025
3/31/2017	$11,767	$11,741	$11,902
4/30/2017	$11,831	$11,865	$11,880
5/31/2017	$11,767	$11,987	$11,868
6/30/2017	$12,031	$12,095	$12,062
7/31/2017	$12,224	$12,323	$12,223
8/31/2017	$11,940	$12,347	$12,080
9/30/2017	$12,475	$12,648	$12,438
10/31/2017	$12,484	$12,924	$12,528
11/30/2017	$12,696	$13,316	$12,912
12/31/2017	$12,811	$13,450	$13,101
1/31/2018	$13,285	$14,158	$13,607
2/28/2018	$12,697	$13,637	$12,957
3/31/2018	$12,375	$13,363	$12,729
4/30/2018	$12,623	$13,414	$12,771
5/31/2018	$12,922	$13,792	$12,847
6/30/2018	$12,915	$13,883	$12,879
7/31/2018	$13,381	$14,343	$13,389
8/31/2018	$13,557	$14,847	$13,587
9/30/2018	$13,561	$14,871	$13,614
10/31/2018	$12,553	$13,776	$12,909
11/30/2018	$12,688	$14,052	$13,294
12/31/2018	$11,458	$12,745	$12,018
1/31/2019	$12,617	$13,838	$12,953
2/28/2019	$12,941	$14,325	$13,367
3/31/2019	$12,990	$14,534	$13,452
4/30/2019	$13,490	$15,115	$13,929
5/31/2019	$12,153	$14,137	$13,033
6/30/2019	$13,025	$15,129	$13,969
7/31/2019	$13,130	$15,354	$14,085
8/31/2019	$12,230	$15,041	$13,671
9/30/2019	$12,927	$15,305	$14,158
10/31/2019	$12,868	$15,635	$14,356
11/30/2019	$13,068	$16,229	$14,800
12/31/2019	$13,465	$16,698	$15,207
1/31/2020	$12,944	$16,680	$14,880
2/29/2020	$11,550	$15,314	$13,439
3/31/2020	$9,161	$13,208	$11,142
4/30/2020	$10,393	$14,957	$12,395
5/31/2020	$10,979	$15,757	$12,820
6/30/2020	$11,009	$16,117	$12,735
7/31/2020	$11,180	$17,033	$13,238
8/31/2020	$11,646	$18,266	$13,785
9/30/2020	$11,323	$17,601	$13,447
10/31/2020	$11,188	$17,221	$13,270
11/30/2020	$13,069	$19,317	$15,055
12/31/2020	$13,574	$20,186	$15,632
1/31/2021	$13,599	$20,096	$15,489
2/28/2021	$14,366	$20,724	$16,425
3/31/2021	$15,335	$21,467	$17,392
4/30/2021	$16,040	$22,573	$18,087
5/31/2021	$16,375	$22,676	$18,509
6/30/2021	$16,262	$23,236	$18,297
7/31/2021	$16,473	$23,628	$18,444
8/31/2021	$16,733	$24,302	$18,809
9/30/2021	$16,229	$23,212	$18,155
10/31/2021	$17,444	$24,782	$19,077
11/30/2021	$16,774	$24,404	$18,404
12/31/2021	$17,747	$25,365	$19,565
1/31/2022	$17,406	$23,873	$19,110
2/28/2022	$17,102	$23,272	$18,888
3/31/2022	$17,632	$24,026	$19,421
4/30/2022	$16,442	$21,870	$18,326
5/31/2022	$16,746	$21,841	$18,682
6/30/2022	$15,348	$20,014	$17,050
7/31/2022	$16,338	$21,891	$18,180
8/31/2022	$16,021	$21,074	$17,639
9/30/2022	$14,688	$19,120	$16,092
10/31/2022	$16,277	$20,688	$17,742
11/30/2022	$17,155	$21,768	$18,850
12/31/2022	$16,408	$20,493	$18,091
1/31/2023	$17,137	$21,905	$19,028
2/28/2023	$16,584	$21,393	$18,357
3/31/2023	$16,455	$21,965	$18,273
4/30/2023	$16,860	$22,199	$18,548
5/31/2023	$16,279	$22,285	$17,833
6/30/2023	$17,259	$23,807	$19,017
7/31/2023	$17,829	$24,661	$19,686
8/31/2023	$17,408	$24,185	$19,154
9/30/2023	$16,815	$23,032	$18,415
10/31/2023	$16,258	$22,422	$17,766
11/30/2023	$17,481	$24,513	$19,106
12/31/2023	$18,492	$25,813	$20,164
1/31/2024	$18,770	$26,099	$20,185
2/29/2024	$19,664	$27,512	$20,930
3/31/2024	$20,776	$28,399	$21,976
4/30/2024	$20,013	$27,150	$21,037
5/31/2024	$20,468	$28,432	$21,704
6/30/2024	$20,454	$29,313	$21,500
7/31/2024	$21,189	$29,857	$22,599
8/31/2024	$21,674	$30,507	$23,205
9/30/2024	$21,938	$31,138	$23,528
10/31/2024	$21,865	$30,910	$23,269
11/30/2024	$22,925	$32,966	$24,755
12/31/2024	$21,590	$31,958	$23,061
1/31/2025	$22,794	$32,967	$24,129
2/28/2025	$22,613	$32,336	$24,227
3/31/2025	$21,862	$30,449	$23,554
4/30/2025	$21,138	$30,245	$22,836
5/31/2025	$22,254	$32,162	$23,638
6/30/2025	$23,328	$33,796	$24,446
7/31/2025	$23,857	$34,540	$24,586
8/31/2025	$24,567	$35,340	$25,370
9/30/2025	$25,001	$36,559	$25,749
10/31/2025	$25,379	$37,343	$25,863

Average Annual Return [Table Text Block]
I3C41	1 Year	5 Years	10 Years
Class A with Load	9.72%	16.47%	9.76%
Class A	16.07%	17.80%	10.38%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,346,452,915
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 12,199,849
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000093289
Shareholder Report [Line Items]
Fund Name			Transamerica Large Cap Value
Class Name			Class C
Trading Symbol			TWQCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.74%

Expenses Paid, Amount			$ 187
Expense Ratio, Percent			1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 15.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund at NAV outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,158	$10,055	$10,038
12/31/2015	$9,938	$9,849	$9,822
1/31/2016	$9,427	$9,293	$9,315
2/29/2016	$9,612	$9,290	$9,312
3/31/2016	$10,231	$9,944	$9,983
4/30/2016	$10,487	$10,006	$10,193
5/31/2016	$10,761	$10,185	$10,351
6/30/2016	$10,567	$10,206	$10,441
7/31/2016	$11,071	$10,611	$10,744
8/31/2016	$11,309	$10,638	$10,827
9/30/2016	$11,210	$10,655	$10,804
10/31/2016	$10,900	$10,424	$10,637
11/30/2016	$11,520	$10,891	$11,245
12/31/2016	$11,985	$11,103	$11,526
1/31/2017	$11,851	$11,312	$11,608
2/28/2017	$12,293	$11,733	$12,025
3/31/2017	$12,322	$11,741	$11,902
4/30/2017	$12,380	$11,865	$11,880
5/31/2017	$12,303	$11,987	$11,868
6/30/2017	$12,569	$12,095	$12,062
7/31/2017	$12,771	$12,323	$12,223
8/31/2017	$12,463	$12,347	$12,080
10/31/2017	$13,011	$12,924	$12,528
11/30/2017	$13,223	$13,316	$12,912
12/31/2017	$13,341	$13,450	$13,101
1/31/2018	$13,827	$14,158	$13,607
2/28/2018	$13,212	$13,637	$12,957
3/31/2018	$12,873	$13,363	$12,729
4/30/2018	$13,111	$13,414	$12,771
5/31/2018	$13,413	$13,792	$12,847
6/30/2018	$13,402	$13,883	$12,879
7/31/2018	$13,878	$14,343	$13,389
8/31/2018	$14,051	$14,847	$13,587
9/30/2018	$14,051	$14,871	$13,614
10/31/2018	$12,991	$13,776	$12,909
11/30/2018	$13,121	$14,052	$13,294
12/31/2018	$11,835	$12,745	$12,018
1/31/2019	$13,040	$13,838	$12,953
2/28/2019	$13,353	$14,325	$13,367
3/31/2019	$13,404	$14,534	$13,452
4/30/2019	$13,912	$15,115	$13,929
5/31/2019	$12,523	$14,137	$13,033
6/30/2019	$13,413	$15,129	$13,969
7/31/2019	$13,522	$15,354	$14,085
8/31/2019	$12,590	$15,041	$13,671
9/30/2019	$13,286	$15,305	$14,158
10/31/2019	$13,225	$15,635	$14,356
11/30/2019	$13,407	$16,229	$14,800
12/31/2019	$13,813	$16,698	$15,207
1/31/2020	$13,263	$16,680	$14,880
2/29/2020	$11,836	$15,314	$13,439
3/31/2020	$9,392	$13,208	$11,142
4/30/2020	$10,636	$14,957	$12,395
5/31/2020	$11,226	$15,757	$12,820
6/30/2020	$11,258	$16,117	$12,735
7/31/2020	$11,422	$17,033	$13,238
8/31/2020	$11,887	$18,266	$13,785
9/30/2020	$11,555	$17,601	$13,447
10/31/2020	$11,404	$17,221	$13,270
11/30/2020	$13,319	$19,317	$15,055
12/31/2020	$13,823	$20,186	$15,632
1/31/2021	$13,836	$20,096	$15,489
2/28/2021	$14,620	$20,724	$16,425
3/31/2021	$15,594	$21,467	$17,392
4/30/2021	$16,290	$22,573	$18,087
5/31/2021	$16,618	$22,676	$18,509
6/30/2021	$16,492	$23,236	$18,297
7/31/2021	$16,694	$23,628	$18,444
8/31/2021	$16,947	$24,302	$18,809
9/30/2021	$16,429	$23,212	$18,155
10/31/2021	$17,643	$24,782	$19,077
11/30/2021	$16,960	$24,404	$18,404
12/31/2021	$17,931	$25,365	$19,565
1/31/2022	$17,571	$23,873	$19,110
2/28/2022	$17,262	$23,272	$18,888
3/31/2022	$17,782	$24,026	$19,421
4/30/2022	$16,573	$21,870	$18,326
5/31/2022	$16,869	$21,841	$18,682
6/30/2022	$15,454	$20,014	$17,050
7/31/2022	$16,444	$21,891	$18,180
8/31/2022	$16,110	$21,074	$17,639
9/30/2022	$14,765	$19,120	$16,092
10/31/2022	$16,348	$20,688	$17,742
11/30/2022	$17,211	$21,768	$18,850
12/31/2022	$16,463	$20,493	$18,091
1/31/2023	$17,172	$21,905	$19,028
2/28/2023	$16,613	$21,393	$18,357
3/31/2023	$16,476	$21,965	$18,273
4/30/2023	$16,872	$22,199	$18,548
5/31/2023	$16,271	$22,285	$17,833
6/30/2023	$17,252	$23,807	$19,017
7/31/2023	$17,798	$24,661	$19,686
8/31/2023	$17,375	$24,185	$19,154
9/30/2023	$16,771	$23,032	$18,415
10/31/2023	$16,211	$22,422	$17,766
11/30/2023	$17,413	$24,513	$19,106
12/31/2023	$18,406	$25,813	$20,164
1/31/2024	$18,670	$26,099	$20,185
2/29/2024	$19,552	$27,512	$20,930
3/31/2024	$20,628	$28,399	$21,976
4/30/2024	$19,864	$27,150	$21,037
5/31/2024	$20,305	$28,432	$21,704
6/30/2024	$20,281	$29,313	$21,500
7/31/2024	$21,001	$29,857	$22,599
8/31/2024	$21,471	$30,507	$23,205
9/30/2024	$21,708	$31,138	$23,528
10/31/2024	$21,620	$30,910	$23,269
11/30/2024	$22,663	$32,966	$24,755
12/31/2024	$21,326	$31,958	$23,061
1/31/2025	$22,509	$32,967	$24,129
2/28/2025	$22,315	$32,336	$24,227
3/31/2025	$21,557	$30,449	$23,554
4/30/2025	$20,823	$30,245	$22,836
5/31/2025	$21,916	$32,162	$23,638
6/30/2025	$22,962	$33,796	$24,446
7/31/2025	$23,472	$34,540	$24,586
8/31/2025	$24,146	$35,340	$25,370
9/30/2025	$24,566	$36,559	$25,749
10/31/2025	$24,911	$37,343	$25,863

Average Annual Return [Table Text Block]
I3C43	1 Year	5 Years	10 Years
Class C with Load	14.22%	16.91%	9.56%
Class C	15.22%	16.91%	9.56%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,346,452,915
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 12,199,849
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000093290
Shareholder Report [Line Items]
Fund Name			Transamerica Large Cap Value
Class Name			Class I
Trading Symbol			TWQIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.63%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 16.48%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,957	$9,849	$9,822
1/31/2016	$9,449	$9,293	$9,315
2/29/2016	$9,641	$9,290	$9,312
3/31/2016	$10,280	$9,944	$9,983
4/30/2016	$10,544	$10,006	$10,193
5/31/2016	$10,817	$10,185	$10,351
6/30/2016	$10,639	$10,206	$10,441
7/31/2016	$11,159	$10,611	$10,744
8/31/2016	$11,407	$10,638	$10,827
9/30/2016	$11,316	$10,655	$10,804
10/31/2016	$11,014	$10,424	$10,637
11/30/2016	$11,643	$10,891	$11,245
12/31/2016	$12,133	$11,103	$11,526
1/31/2017	$11,998	$11,312	$11,608
2/28/2017	$12,451	$11,733	$12,025
3/31/2017	$12,492	$11,741	$11,902
4/30/2017	$12,569	$11,865	$11,880
5/31/2017	$12,502	$11,987	$11,868
6/30/2017	$12,780	$12,095	$12,062
7/31/2017	$12,994	$12,323	$12,223
8/31/2017	$12,693	$12,347	$12,080
10/31/2017	$13,278	$12,924	$12,528
11/30/2017	$13,501	$13,316	$12,912
12/31/2017	$13,635	$13,450	$13,101
1/31/2018	$14,148	$14,158	$13,607
2/28/2018	$13,526	$13,637	$12,957
3/31/2018	$13,186	$13,363	$12,729
4/30/2018	$13,448	$13,414	$12,771
5/31/2018	$13,765	$13,792	$12,847
6/30/2018	$13,766	$13,883	$12,879
7/31/2018	$14,271	$14,343	$13,389
8/31/2018	$14,457	$14,847	$13,587
9/30/2018	$14,470	$14,871	$13,614
10/31/2018	$13,381	$13,776	$12,909
11/30/2018	$13,535	$14,052	$13,294
12/31/2018	$12,217	$12,745	$12,018
1/31/2019	$13,470	$13,838	$12,953
2/28/2019	$13,813	$14,325	$13,367
3/31/2019	$13,875	$14,534	$13,452
4/30/2019	$14,406	$15,115	$13,929
5/31/2019	$12,975	$14,137	$13,033
6/30/2019	$13,909	$15,129	$13,969
7/31/2019	$14,033	$15,354	$14,085
8/31/2019	$13,079	$15,041	$13,671
9/30/2019	$13,829	$15,305	$14,158
10/31/2019	$13,767	$15,635	$14,356
11/30/2019	$13,979	$16,229	$14,800
12/31/2019	$14,414	$16,698	$15,207
1/31/2020	$13,860	$16,680	$14,880
2/29/2020	$12,379	$15,314	$13,439
3/31/2020	$9,828	$13,208	$11,142
4/30/2020	$11,152	$14,957	$12,395
5/31/2020	$11,775	$15,757	$12,820
6/30/2020	$11,820	$16,117	$12,735
7/31/2020	$11,990	$17,033	$13,238
8/31/2020	$12,511	$18,266	$13,785
9/30/2020	$12,154	$17,601	$13,447
10/31/2020	$12,023	$17,221	$13,270
11/30/2020	$14,043	$19,317	$15,055
12/31/2020	$14,604	$20,186	$15,632
1/31/2021	$14,617	$20,096	$15,489
2/28/2021	$15,461	$20,724	$16,425
3/31/2021	$16,505	$21,467	$17,392
4/30/2021	$17,259	$22,573	$18,087
5/31/2021	$17,629	$22,676	$18,509
6/30/2021	$17,520	$23,236	$18,297
7/31/2021	$17,744	$23,628	$18,444
8/31/2021	$18,022	$24,302	$18,809
9/30/2021	$17,482	$23,212	$18,155
10/31/2021	$18,807	$24,782	$19,077
11/30/2021	$18,091	$24,404	$18,404
12/31/2021	$19,143	$25,365	$19,565
1/31/2022	$18,779	$23,873	$19,110
2/28/2022	$18,454	$23,272	$18,888
3/31/2022	$19,032	$24,026	$19,421
4/30/2022	$17,772	$21,870	$18,326
5/31/2022	$18,111	$21,841	$18,682
6/30/2022	$16,600	$20,014	$17,050
7/31/2022	$17,687	$21,891	$18,180
8/31/2022	$17,347	$21,074	$17,639
9/30/2022	$15,904	$19,120	$16,092
10/31/2022	$17,628	$20,688	$17,742
11/30/2022	$18,583	$21,768	$18,850
12/31/2022	$17,781	$20,493	$18,091
1/31/2023	$18,576	$21,905	$19,028
2/28/2023	$17,983	$21,393	$18,357
3/31/2023	$17,842	$21,965	$18,273
4/30/2023	$18,292	$22,199	$18,548
5/31/2023	$17,668	$22,285	$17,833
6/30/2023	$18,734	$23,807	$19,017
7/31/2023	$19,360	$24,661	$19,686
8/31/2023	$18,908	$24,185	$19,154
9/30/2023	$18,284	$23,032	$18,415
10/31/2023	$17,684	$22,422	$17,766
11/30/2023	$19,014	$24,513	$19,106
12/31/2023	$20,114	$25,813	$20,164
1/31/2024	$20,429	$26,099	$20,185
2/29/2024	$21,389	$27,512	$20,930
3/31/2024	$22,615	$28,399	$21,976
4/30/2024	$21,778	$27,150	$21,037
5/31/2024	$22,299	$28,432	$21,704
6/30/2024	$22,282	$29,313	$21,500
7/31/2024	$23,089	$29,857	$22,599
8/31/2024	$23,643	$30,507	$23,205
9/30/2024	$23,910	$31,138	$23,528
10/31/2024	$23,846	$30,910	$23,269
11/30/2024	$25,020	$32,966	$24,755
12/31/2024	$23,563	$31,958	$23,061
1/31/2025	$24,892	$32,967	$24,129
2/28/2025	$24,697	$32,336	$24,227
3/31/2025	$23,886	$30,449	$23,554
4/30/2025	$23,090	$30,245	$22,836
5/31/2025	$24,325	$32,162	$23,638
6/30/2025	$25,502	$33,796	$24,446
7/31/2025	$26,088	$34,540	$24,586
8/31/2025	$26,887	$35,340	$25,370
9/30/2025	$27,368	$36,559	$25,749
10/31/2025	$27,776	$37,343	$25,863

Average Annual Return [Table Text Block]
I3C48	1 Year	5 Years	10 Years
Class I	16.48%	18.23%	10.76%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,346,452,915
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 12,199,849
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000093291
Shareholder Report [Line Items]
Fund Name			Transamerica Large Cap Value
Class Name			Class I2
Trading Symbol			TWQZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$68	0.63%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 16.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,959	$9,849	$9,822
1/31/2016	$9,450	$9,293	$9,315
2/29/2016	$9,643	$9,290	$9,312
3/31/2016	$10,285	$9,944	$9,983
4/30/2016	$10,549	$10,006	$10,193
5/31/2016	$10,831	$10,185	$10,351
6/30/2016	$10,646	$10,206	$10,441
7/31/2016	$11,168	$10,611	$10,744
8/31/2016	$11,415	$10,638	$10,827
9/30/2016	$11,327	$10,655	$10,804
10/31/2016	$11,025	$10,424	$10,637
11/30/2016	$11,655	$10,891	$11,245
12/31/2016	$12,148	$11,103	$11,526
1/31/2017	$12,013	$11,312	$11,608
2/28/2017	$12,476	$11,733	$12,025
3/31/2017	$12,510	$11,741	$11,902
4/30/2017	$12,587	$11,865	$11,880
5/31/2017	$12,519	$11,987	$11,868
6/30/2017	$12,801	$12,095	$12,062
7/31/2017	$13,015	$12,323	$12,223
8/31/2017	$12,714	$12,347	$12,080
10/31/2017	$13,303	$12,924	$12,528
11/30/2017	$13,527	$13,316	$12,912
12/31/2017	$13,665	$13,450	$13,101
1/31/2018	$14,178	$14,158	$13,607
2/28/2018	$13,555	$13,637	$12,957
3/31/2018	$13,217	$13,363	$12,729
4/30/2018	$13,480	$13,414	$12,771
5/31/2018	$13,798	$13,792	$12,847
6/30/2018	$13,802	$13,883	$12,879
7/31/2018	$14,309	$14,343	$13,389
8/31/2018	$14,496	$14,847	$13,587
9/30/2018	$14,513	$14,871	$13,614
10/31/2018	$13,430	$13,776	$12,909
11/30/2018	$13,574	$14,052	$13,294
12/31/2018	$12,255	$12,745	$12,018
1/31/2019	$13,512	$13,838	$12,953
2/28/2019	$13,858	$14,325	$13,367
3/31/2019	$13,923	$14,534	$13,452
4/30/2019	$14,456	$15,115	$13,929
5/31/2019	$13,031	$14,137	$13,033
6/30/2019	$13,961	$15,129	$13,969
7/31/2019	$14,098	$15,354	$14,085
8/31/2019	$13,127	$15,041	$13,671
9/30/2019	$13,883	$15,305	$14,158
10/31/2019	$13,820	$15,635	$14,356
11/30/2019	$14,033	$16,229	$14,800
12/31/2019	$14,471	$16,698	$15,207
1/31/2020	$13,914	$16,680	$14,880
2/29/2020	$12,426	$15,314	$13,439
3/31/2020	$9,863	$13,208	$11,142
4/30/2020	$11,194	$14,957	$12,395
5/31/2020	$11,820	$15,757	$12,820
6/30/2020	$11,866	$16,117	$12,735
7/31/2020	$12,050	$17,033	$13,238
8/31/2020	$12,561	$18,266	$13,785
9/30/2020	$12,216	$17,601	$13,447
10/31/2020	$12,071	$17,221	$13,270
11/30/2020	$14,100	$19,317	$15,055
12/31/2020	$14,655	$20,186	$15,632
1/31/2021	$14,682	$20,096	$15,489
2/28/2021	$15,517	$20,724	$16,425
3/31/2021	$16,571	$21,467	$17,392
4/30/2021	$17,329	$22,573	$18,087
5/31/2021	$17,701	$22,676	$18,509
6/30/2021	$17,582	$23,236	$18,297
7/31/2021	$17,808	$23,628	$18,444
8/31/2021	$18,101	$24,302	$18,809
9/30/2021	$17,562	$23,212	$18,155
10/31/2021	$18,882	$24,782	$19,077
11/30/2021	$18,162	$24,404	$18,404
12/31/2021	$19,224	$25,365	$19,565
1/31/2022	$18,857	$23,873	$19,110
2/28/2022	$18,531	$23,272	$18,888
3/31/2022	$19,117	$24,026	$19,421
4/30/2022	$17,835	$21,870	$18,326
5/31/2022	$18,162	$21,841	$18,682
6/30/2022	$16,660	$20,014	$17,050
7/31/2022	$17,740	$21,891	$18,180
8/31/2022	$17,398	$21,074	$17,639
9/30/2022	$15,950	$19,120	$16,092
10/31/2022	$17,679	$20,688	$17,742
11/30/2022	$18,640	$21,768	$18,850
12/31/2022	$17,837	$20,493	$18,091
1/31/2023	$18,638	$21,905	$19,028
2/28/2023	$18,041	$21,393	$18,357
3/31/2023	$17,904	$21,965	$18,273
4/30/2023	$18,342	$22,199	$18,548
5/31/2023	$17,728	$22,285	$17,833
6/30/2023	$18,805	$23,807	$19,017
7/31/2023	$19,422	$24,661	$19,686
8/31/2023	$18,982	$24,185	$19,154
9/30/2023	$18,342	$23,032	$18,415
10/31/2023	$17,739	$22,422	$17,766
11/30/2023	$19,078	$24,513	$19,106
12/31/2023	$20,176	$25,813	$20,164
1/31/2024	$20,493	$26,099	$20,185
2/29/2024	$21,461	$27,512	$20,930
3/31/2024	$22,685	$28,399	$21,976
4/30/2024	$21,858	$27,150	$21,037
5/31/2024	$22,367	$28,432	$21,704
6/30/2024	$22,354	$29,313	$21,500
7/31/2024	$23,168	$29,857	$22,599
8/31/2024	$23,711	$30,507	$23,205
9/30/2024	$24,001	$31,138	$23,528
10/31/2024	$23,921	$30,910	$23,269
11/30/2024	$25,106	$32,966	$24,755
12/31/2024	$23,641	$31,958	$23,061
1/31/2025	$24,965	$32,967	$24,129
2/28/2025	$24,785	$32,336	$24,227
3/31/2025	$23,973	$30,449	$23,554
4/30/2025	$23,169	$30,245	$22,836
5/31/2025	$24,415	$32,162	$23,638
6/30/2025	$25,592	$33,796	$24,446
7/31/2025	$26,185	$34,540	$24,586
8/31/2025	$26,974	$35,340	$25,370
9/30/2025	$27,466	$36,559	$25,749
10/31/2025	$27,861	$37,343	$25,863

Average Annual Return [Table Text Block]
I3C44	1 Year	5 Years	10 Years
Class I2	16.47%	18.21%	10.79%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,346,452,915
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 12,199,849
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156757
Shareholder Report [Line Items]
Fund Name			Transamerica Large Cap Value
Class Name			Class R6
Trading Symbol			TALCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.63%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 16.46%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,950	$9,849	$9,822
1/31/2016	$9,450	$9,293	$9,315
2/29/2016	$9,643	$9,290	$9,312
3/31/2016	$10,276	$9,944	$9,983
4/30/2016	$10,549	$10,006	$10,193
5/31/2016	$10,831	$10,185	$10,351
6/30/2016	$10,646	$10,206	$10,441
7/31/2016	$11,168	$10,611	$10,744
8/31/2016	$11,415	$10,638	$10,827
9/30/2016	$11,327	$10,655	$10,804
10/31/2016	$11,025	$10,424	$10,637
11/30/2016	$11,655	$10,891	$11,245
12/31/2016	$12,148	$11,103	$11,526
1/31/2017	$12,013	$11,312	$11,608
2/28/2017	$12,476	$11,733	$12,025
3/31/2017	$12,510	$11,741	$11,902
4/30/2017	$12,587	$11,865	$11,880
5/31/2017	$12,520	$11,987	$11,868
6/30/2017	$12,802	$12,095	$12,062
7/31/2017	$13,016	$12,323	$12,223
8/31/2017	$12,714	$12,347	$12,080
10/31/2017	$13,303	$12,924	$12,528
11/30/2017	$13,528	$13,316	$12,912
12/31/2017	$13,665	$13,450	$13,101
1/31/2018	$14,179	$14,158	$13,607
2/28/2018	$13,556	$13,637	$12,957
3/31/2018	$13,217	$13,363	$12,729
4/30/2018	$13,480	$13,414	$12,771
5/31/2018	$13,798	$13,792	$12,847
6/30/2018	$13,803	$13,883	$12,879
7/31/2018	$14,309	$14,343	$13,389
8/31/2018	$14,497	$14,847	$13,587
9/30/2018	$14,513	$14,871	$13,614
10/31/2018	$13,431	$13,776	$12,909
11/30/2018	$13,585	$14,052	$13,294
12/31/2018	$12,268	$12,745	$12,018
1/31/2019	$13,513	$13,838	$12,953
2/28/2019	$13,858	$14,325	$13,367
3/31/2019	$13,924	$14,534	$13,452
4/30/2019	$14,456	$15,115	$13,929
5/31/2019	$13,032	$14,137	$13,033
6/30/2019	$13,962	$15,129	$13,969
7/31/2019	$14,099	$15,354	$14,085
8/31/2019	$13,140	$15,041	$13,671
9/30/2019	$13,883	$15,305	$14,158
10/31/2019	$13,821	$15,635	$14,356
11/30/2019	$14,033	$16,229	$14,800
12/31/2019	$14,471	$16,698	$15,207
1/31/2020	$13,915	$16,680	$14,880
2/29/2020	$12,426	$15,314	$13,439
3/31/2020	$9,864	$13,208	$11,142
4/30/2020	$11,195	$14,957	$12,395
5/31/2020	$11,821	$15,757	$12,820
6/30/2020	$11,866	$16,117	$12,735
7/31/2020	$12,050	$17,033	$13,238
8/31/2020	$12,561	$18,266	$13,785
9/30/2020	$12,216	$17,601	$13,447
10/31/2020	$12,071	$17,221	$13,270
11/30/2020	$14,101	$19,317	$15,055
12/31/2020	$14,656	$20,186	$15,632
1/31/2021	$14,682	$20,096	$15,489
2/28/2021	$15,518	$20,724	$16,425
3/31/2021	$16,572	$21,467	$17,392
4/30/2021	$17,329	$22,573	$18,087
5/31/2021	$17,701	$22,676	$18,509
6/30/2021	$17,582	$23,236	$18,297
7/31/2021	$17,822	$23,628	$18,444
8/31/2021	$18,101	$24,302	$18,809
9/30/2021	$17,562	$23,212	$18,155
10/31/2021	$18,882	$24,782	$19,077
11/30/2021	$18,175	$24,404	$18,404
12/31/2021	$19,225	$25,365	$19,565
1/31/2022	$18,858	$23,873	$19,110
2/28/2022	$18,532	$23,272	$18,888
3/31/2022	$19,118	$24,026	$19,421
4/30/2022	$17,836	$21,870	$18,326
5/31/2022	$18,177	$21,841	$18,682
6/30/2022	$16,660	$20,014	$17,050
7/31/2022	$17,741	$21,891	$18,180
8/31/2022	$17,399	$21,074	$17,639
9/30/2022	$15,950	$19,120	$16,092
10/31/2022	$17,680	$20,688	$17,742
11/30/2022	$18,641	$21,768	$18,850
12/31/2022	$17,837	$20,493	$18,091
1/31/2023	$18,638	$21,905	$19,028
2/28/2023	$18,041	$21,393	$18,357
3/31/2023	$17,904	$21,965	$18,273
4/30/2023	$18,342	$22,199	$18,548
5/31/2023	$17,728	$22,285	$17,833
6/30/2023	$18,805	$23,807	$19,017
7/31/2023	$19,436	$24,661	$19,686
8/31/2023	$18,981	$24,185	$19,154
9/30/2023	$18,342	$23,032	$18,415
10/31/2023	$17,739	$22,422	$17,766
11/30/2023	$19,078	$24,513	$19,106
12/31/2023	$20,175	$25,813	$20,164
1/31/2024	$20,492	$26,099	$20,185
2/29/2024	$21,475	$27,512	$20,930
3/31/2024	$22,683	$28,399	$21,976
4/30/2024	$21,856	$27,150	$21,037
5/31/2024	$22,365	$28,432	$21,704
6/30/2024	$22,369	$29,313	$21,500
7/31/2024	$23,183	$29,857	$22,599
8/31/2024	$23,725	$30,507	$23,205
9/30/2024	$24,000	$31,138	$23,528
10/31/2024	$23,936	$30,910	$23,269
11/30/2024	$25,104	$32,966	$24,755
12/31/2024	$23,656	$31,958	$23,061
1/31/2025	$24,980	$32,967	$24,129
2/28/2025	$24,784	$32,336	$24,227
3/31/2025	$23,971	$30,449	$23,554
4/30/2025	$23,168	$30,245	$22,836
5/31/2025	$24,414	$32,162	$23,638
6/30/2025	$25,607	$33,796	$24,446
7/31/2025	$26,183	$34,540	$24,586
8/31/2025	$26,972	$35,340	$25,370
9/30/2025	$27,464	$36,559	$25,749
10/31/2025	$27,876	$37,343	$25,863

Average Annual Return [Table Text Block]
I3C4B	1 Year	5 Years	10 Years
Class R6	16.46%	18.22%	10.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,346,452,915
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 12,199,849
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241382
Shareholder Report [Line Items]
Fund Name			Transamerica Large Core ESG
Class Name			Class A
Trading Symbol			TLACX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.97%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 107
Expense Ratio, Percent	[1]		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 19.76%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund at NAV underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,267	$10,336
4/30/2023	$10,386	$10,497
5/31/2023	$10,416	$10,543
6/30/2023	$11,095	$11,239
7/31/2023	$11,464	$11,600
8/31/2023	$11,285	$11,416
9/30/2023	$10,774	$10,871
10/31/2023	$10,554	$10,643
11/30/2023	$11,453	$11,615
12/31/2023	$11,986	$12,142
1/31/2024	$12,243	$12,347
2/29/2024	$12,875	$13,006
3/31/2024	$13,374	$13,424
4/30/2024	$12,762	$12,876
5/31/2024	$13,310	$13,514
6/30/2024	$13,732	$13,999
7/31/2024	$13,882	$14,170
8/31/2024	$14,151	$14,513
9/30/2024	$14,375	$14,823
10/31/2024	$14,288	$14,689
11/30/2024	$15,182	$15,551
12/31/2024	$14,647	$15,180
1/31/2025	$14,976	$15,603
2/28/2025	$14,779	$15,400
3/31/2025	$13,989	$14,532
4/30/2025	$13,844	$14,433
5/31/2025	$14,782	$15,342
6/30/2025	$15,472	$16,122
7/31/2025	$15,882	$16,484
8/31/2025	$16,253	$16,818
9/30/2025	$16,740	$17,432
10/31/2025	$17,111	$17,840

Average Annual Return [Table Text Block]
I0DE1	1 Year	Since Inception 3/1/23
Class A with Load	13.19%	22.62%
Class A	19.76%	22.62%
S&P 500®IndexFootnote Reference(a)	21.45%	24.58%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 174,046,581
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 756,241
InvestmentCompanyPortfolioTurnover			110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171801
Shareholder Report [Line Items]
Fund Name			Transamerica Large Core ESG
Class Name			Class I3
Trading Symbol			TLATX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$61	0.55%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 61
Expense Ratio, Percent	[2]		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 20.15%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,956	$10,000
4/30/2017	$9,996	$10,102
5/31/2017	$10,116	$10,245
6/30/2017	$10,212	$10,308
7/31/2017	$10,423	$10,520
8/31/2017	$10,443	$10,553
9/30/2017	$10,756	$10,770
10/31/2017	$11,109	$11,022
11/30/2017	$11,522	$11,360
12/31/2017	$11,704	$11,486
1/31/2018	$12,251	$12,144
2/28/2018	$11,714	$11,696
3/31/2018	$11,589	$11,399
4/30/2018	$11,674	$11,443
5/31/2018	$11,906	$11,718
6/30/2018	$11,795	$11,790
7/31/2018	$12,239	$12,229
8/31/2018	$12,577	$12,627
9/30/2018	$12,646	$12,699
10/31/2018	$11,797	$11,831
11/30/2018	$11,988	$12,072
12/31/2018	$10,934	$10,982
1/31/2019	$11,763	$11,862
2/28/2019	$12,165	$12,243
3/31/2019	$12,290	$12,481
4/30/2019	$12,732	$12,987
5/31/2019	$11,861	$12,161
6/30/2019	$12,675	$13,018
7/31/2019	$12,832	$13,206
8/31/2019	$12,506	$12,996
9/30/2019	$12,777	$13,240
10/31/2019	$13,039	$13,526
11/30/2019	$13,524	$14,017
12/31/2019	$13,895	$14,440
1/31/2020	$13,869	$14,435
2/29/2020	$12,707	$13,246
3/31/2020	$11,065	$11,610
4/30/2020	$12,509	$13,099
5/31/2020	$13,106	$13,723
6/30/2020	$13,364	$13,996
7/31/2020	$14,082	$14,785
8/31/2020	$15,053	$15,847
9/30/2020	$14,433	$15,245
10/31/2020	$14,032	$14,840
11/30/2020	$15,526	$16,464
12/31/2020	$16,069	$17,097
1/31/2021	$16,026	$16,925
2/28/2021	$16,344	$17,391
3/31/2021	$17,191	$18,153
4/30/2021	$18,136	$19,122
5/31/2021	$18,237	$19,255
6/30/2021	$18,638	$19,705
7/31/2021	$19,060	$20,173
8/31/2021	$19,715	$20,786
9/30/2021	$18,734	$19,820
10/31/2021	$19,959	$21,208
11/30/2021	$19,857	$21,061
12/31/2021	$20,845	$22,005
1/31/2022	$19,909	$20,866
2/28/2022	$19,365	$20,242
3/31/2022	$20,015	$20,993
4/30/2022	$18,378	$19,163
5/31/2022	$18,464	$19,198
6/30/2022	$16,877	$17,613
7/31/2022	$18,398	$19,237
8/31/2022	$17,732	$18,453
9/30/2022	$16,127	$16,753
10/31/2022	$17,448	$18,109
11/30/2022	$18,443	$19,121
12/31/2022	$17,382	$18,020
1/31/2023	$18,524	$19,152
2/28/2023	$18,162	$18,685
3/31/2023	$18,705	$19,371
4/30/2023	$18,923	$19,673
5/31/2023	$18,996	$19,759
6/30/2023	$20,241	$21,064
7/31/2023	$20,915	$21,741
8/31/2023	$20,587	$21,395
9/30/2023	$19,648	$20,375
10/31/2023	$19,265	$19,946
11/30/2023	$20,927	$21,768
12/31/2023	$21,901	$22,757
1/31/2024	$22,372	$23,139
2/29/2024	$23,549	$24,375
3/31/2024	$24,446	$25,159
4/30/2024	$23,364	$24,131
5/31/2024	$24,367	$25,328
6/30/2024	$25,149	$26,237
7/31/2024	$25,445	$26,556
8/31/2024	$25,938	$27,200
9/30/2024	$26,368	$27,781
10/31/2024	$26,210	$27,529
11/30/2024	$27,850	$29,145
12/31/2024	$26,863	$28,450
1/31/2025	$27,469	$29,243
2/28/2025	$27,130	$28,861
3/31/2025	$25,678	$27,235
4/30/2025	$25,435	$27,050
5/31/2025	$27,161	$28,753
6/30/2025	$28,465	$30,215
7/31/2025	$29,221	$30,893
8/31/2025	$29,928	$31,519
9/30/2025	$30,808	$32,670
10/31/2025	$31,491	$33,435

Average Annual Return [Table Text Block]
I0DED	1 Year	5 Years	Since Inception 3/10/17
Class I3	20.15%	17.55%	14.19%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.98%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 174,046,581
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 756,241
InvestmentCompanyPortfolioTurnover			110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171799
Shareholder Report [Line Items]
Fund Name			Transamerica Large Core ESG
Class Name			Class R
Trading Symbol			TLARX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.05%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 115
Expense Ratio, Percent	[3]		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 19.54%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,953	$10,000
4/30/2017	$9,993	$10,102
5/31/2017	$10,113	$10,245
6/30/2017	$10,197	$10,308
7/31/2017	$10,398	$10,520
8/31/2017	$10,418	$10,553
9/30/2017	$10,727	$10,770
10/31/2017	$11,068	$11,022
11/30/2017	$11,481	$11,360
12/31/2017	$11,658	$11,486
1/31/2018	$12,192	$12,144
2/28/2018	$11,658	$11,696
3/31/2018	$11,528	$11,399
4/30/2018	$11,612	$11,443
5/31/2018	$11,833	$11,718
6/30/2018	$11,717	$11,790
7/31/2018	$12,159	$12,229
8/31/2018	$12,485	$12,627
9/30/2018	$12,548	$12,699
10/31/2018	$11,695	$11,831
11/30/2018	$11,885	$12,072
12/31/2018	$10,832	$10,982
1/31/2019	$11,653	$11,862
2/28/2019	$12,051	$12,243
3/31/2019	$12,173	$12,481
4/30/2019	$12,598	$12,987
5/31/2019	$11,723	$12,161
6/30/2019	$12,527	$13,018
7/31/2019	$12,682	$13,206
8/31/2019	$12,359	$12,996
9/30/2019	$12,612	$13,240
10/31/2019	$12,870	$13,526
11/30/2019	$13,336	$14,017
12/31/2019	$13,698	$14,440
1/31/2020	$13,672	$14,435
2/29/2020	$12,515	$13,246
3/31/2020	$10,891	$11,610
4/30/2020	$12,312	$13,099
5/31/2020	$12,899	$13,723
6/30/2020	$13,151	$13,996
7/31/2020	$13,843	$14,785
8/31/2020	$14,798	$15,847
9/30/2020	$14,183	$15,245
10/31/2020	$13,777	$14,840
11/30/2020	$15,244	$16,464
12/31/2020	$15,771	$17,097
1/31/2021	$15,729	$16,925
2/28/2021	$16,027	$17,391
3/31/2021	$16,852	$18,153
4/30/2021	$17,763	$19,122
5/31/2021	$17,862	$19,255
6/30/2021	$18,246	$19,705
7/31/2021	$18,645	$20,173
8/31/2021	$19,272	$20,786
9/30/2021	$18,317	$19,820
10/31/2021	$19,514	$21,208
11/30/2021	$19,386	$21,061
12/31/2021	$20,351	$22,005
1/31/2022	$19,422	$20,866
2/28/2022	$18,891	$20,242
3/31/2022	$19,518	$20,993
4/30/2022	$17,924	$19,163
5/31/2022	$17,990	$19,198
6/30/2022	$16,438	$17,613
7/31/2022	$17,919	$19,237
8/31/2022	$17,254	$18,453
9/30/2022	$15,687	$16,753
10/31/2022	$16,971	$18,109
11/30/2022	$17,938	$19,121
12/31/2022	$16,886	$18,020
1/31/2023	$17,994	$19,152
2/28/2023	$17,625	$18,685
3/31/2023	$18,147	$19,371
4/30/2023	$18,341	$19,673
5/31/2023	$18,429	$19,759
6/30/2023	$19,612	$21,064
7/31/2023	$20,265	$21,741
8/31/2023	$19,947	$21,395
9/30/2023	$19,032	$20,375
10/31/2023	$18,643	$19,946
11/30/2023	$20,232	$21,768
12/31/2023	$21,184	$22,757
1/31/2024	$21,620	$23,139
2/29/2024	$22,738	$24,375
3/31/2024	$23,615	$25,159
4/30/2024	$22,553	$24,131
5/31/2024	$23,521	$25,328
6/30/2024	$24,247	$26,237
7/31/2024	$24,532	$26,556
8/31/2024	$24,987	$27,200
9/30/2024	$25,393	$27,781
10/31/2024	$25,241	$27,529
11/30/2024	$26,819	$29,145
12/31/2024	$25,842	$28,450
1/31/2025	$26,424	$29,243
2/28/2025	$26,098	$28,861
3/31/2025	$24,672	$27,235
4/30/2025	$24,439	$27,050
5/31/2025	$26,094	$28,753
6/30/2025	$27,313	$30,215
7/31/2025	$28,036	$30,893
8/31/2025	$28,690	$31,519
9/30/2025	$29,543	$32,670
10/31/2025	$30,174	$33,435

Average Annual Return [Table Text Block]
I0DE5	1 Year	5 Years	Since Inception 3/10/17
Class R	19.54%	16.98%	13.62%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.98%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 174,046,581
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 756,241
InvestmentCompanyPortfolioTurnover			110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171800
Shareholder Report [Line Items]
Fund Name			Transamerica Large Core ESG
Class Name			Class R4
Trading Symbol			TLAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$89	0.81%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 89
Expense Ratio, Percent	[4]		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 19.87%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,947	$10,030
12/31/2015	$9,716	$9,872
1/31/2016	$8,943	$9,382
2/29/2016	$8,983	$9,369
3/31/2016	$9,600	$10,005
4/30/2016	$9,492	$10,043
5/31/2016	$9,559	$10,224
6/30/2016	$9,459	$10,250
7/31/2016	$9,849	$10,628
8/31/2016	$9,930	$10,643
9/30/2016	$9,976	$10,645
10/31/2016	$9,773	$10,451
11/30/2016	$10,273	$10,838
12/31/2016	$10,473	$11,052
1/31/2017	$10,581	$11,262
2/28/2017	$11,028	$11,709
3/31/2017	$10,980	$11,723
4/30/2017	$11,024	$11,843
5/31/2017	$11,156	$12,010
6/30/2017	$11,255	$12,085
7/31/2017	$11,487	$12,333
8/31/2017	$11,510	$12,371
9/30/2017	$11,847	$12,626
10/31/2017	$12,224	$12,921
11/30/2017	$12,680	$13,317
12/31/2017	$12,882	$13,465
1/31/2018	$13,484	$14,236
2/28/2018	$12,894	$13,711
3/31/2018	$12,748	$13,363
4/30/2018	$12,840	$13,414
5/31/2018	$13,084	$13,737
6/30/2018	$12,963	$13,822
7/31/2018	$13,451	$14,336
8/31/2018	$13,812	$14,803
9/30/2018	$13,890	$14,887
10/31/2018	$12,958	$13,870
11/30/2018	$13,168	$14,153
12/31/2018	$11,998	$12,875
1/31/2019	$12,907	$13,906
2/28/2019	$13,348	$14,353
3/31/2019	$13,492	$14,632
4/30/2019	$13,962	$15,224
5/31/2019	$13,007	$14,257
6/30/2019	$13,888	$15,262
7/31/2019	$14,060	$15,481
8/31/2019	$13,702	$15,236
9/30/2019	$13,986	$15,521
10/31/2019	$14,273	$15,857
11/30/2019	$14,804	$16,433
12/31/2019	$15,198	$16,928
1/31/2020	$15,169	$16,922
2/29/2020	$13,899	$15,529
3/31/2020	$12,093	$13,611
4/30/2020	$13,672	$15,356
5/31/2020	$14,323	$16,087
6/30/2020	$14,597	$16,407
7/31/2020	$15,381	$17,332
8/31/2020	$16,441	$18,578
9/30/2020	$15,768	$17,872
10/31/2020	$15,317	$17,397
11/30/2020	$16,947	$19,301
12/31/2020	$17,527	$20,043
1/31/2021	$17,480	$19,841
2/28/2021	$17,827	$20,388
3/31/2021	$18,755	$21,281
4/30/2021	$19,769	$22,416
5/31/2021	$19,880	$22,573
6/30/2021	$20,304	$23,100
7/31/2021	$20,764	$23,649
8/31/2021	$21,478	$24,368
9/30/2021	$20,412	$23,234
10/31/2021	$21,731	$24,862
11/30/2021	$21,619	$24,690
12/31/2021	$22,677	$25,797
1/31/2022	$21,660	$24,462
2/28/2022	$21,068	$23,729
3/31/2022	$21,781	$24,610
4/30/2022	$19,982	$22,464
5/31/2022	$20,075	$22,505
6/30/2022	$18,337	$20,648
7/31/2022	$20,009	$22,552
8/31/2022	$19,266	$21,632
9/30/2022	$17,530	$19,640
10/31/2022	$18,964	$21,230
11/30/2022	$20,045	$22,416
12/31/2022	$18,861	$21,125
1/31/2023	$20,119	$22,452
2/28/2023	$19,706	$21,904
3/31/2023	$20,303	$22,708
4/30/2023	$20,520	$23,063
5/31/2023	$20,598	$23,163
6/30/2023	$21,954	$24,693
7/31/2023	$22,684	$25,487
8/31/2023	$22,309	$25,081
9/30/2023	$21,298	$23,885
10/31/2023	$20,883	$23,383
11/30/2023	$22,663	$25,518
12/31/2023	$23,721	$26,678
1/31/2024	$24,231	$27,126
2/29/2024	$25,484	$28,574
3/31/2024	$26,482	$29,494
4/30/2024	$25,291	$28,289
5/31/2024	$26,376	$29,692
6/30/2024	$27,206	$30,757
7/31/2024	$27,504	$31,132
8/31/2024	$28,037	$31,887
9/30/2024	$28,507	$32,568
10/31/2024	$28,336	$32,272
11/30/2024	$30,107	$34,167
12/31/2024	$29,039	$33,352
1/31/2025	$29,692	$34,281
2/28/2025	$29,326	$33,834
3/31/2025	$27,742	$31,928
4/30/2025	$27,480	$31,711
5/31/2025	$29,340	$33,707
6/30/2025	$30,730	$35,421
7/31/2025	$31,543	$36,216
8/31/2025	$32,278	$36,950
9/30/2025	$33,230	$38,299
10/31/2025	$33,965	$39,196

Average Annual Return [Table Text Block]
I0DEE	1 Year	5 Years	10 Years
Class R4	19.87%	17.27%	13.01%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 174,046,581
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 756,241
InvestmentCompanyPortfolioTurnover			110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241383
Shareholder Report [Line Items]
Fund Name			Transamerica Large Core ESG
Class Name			Class R6
Trading Symbol			TLASX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.55%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 61
Expense Ratio, Percent	[5]		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 20.18%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,269	$10,336
4/30/2023	$10,388	$10,497
5/31/2023	$10,428	$10,543
6/30/2023	$11,116	$11,239
7/31/2023	$11,485	$11,600
8/31/2023	$11,306	$11,416
9/30/2023	$10,792	$10,871
10/31/2023	$10,582	$10,643
11/30/2023	$11,492	$11,615
12/31/2023	$12,025	$12,142
1/31/2024	$12,294	$12,347
2/29/2024	$12,928	$13,006
3/31/2024	$13,429	$13,424
4/30/2024	$12,826	$12,876
5/31/2024	$13,386	$13,514
6/30/2024	$13,804	$13,999
7/31/2024	$13,977	$14,170
8/31/2024	$14,246	$14,513
9/30/2024	$14,484	$14,823
10/31/2024	$14,397	$14,689
11/30/2024	$15,295	$15,551
12/31/2024	$14,756	$15,180
1/31/2025	$15,088	$15,603
2/28/2025	$14,902	$15,400
3/31/2025	$14,107	$14,532
4/30/2025	$13,974	$14,433
5/31/2025	$14,919	$15,342
6/30/2025	$15,633	$16,122
7/31/2025	$16,046	$16,484
8/31/2025	$16,433	$16,818
9/30/2025	$16,928	$17,432
10/31/2025	$17,302	$17,840

Average Annual Return [Table Text Block]
I0DEB	1 Year	Since Inception 3/1/23
Class R6	20.18%	23.13%
S&P 500®IndexFootnote Reference(a)	21.45%	24.58%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 174,046,581
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 756,241
InvestmentCompanyPortfolioTurnover			110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171804
Shareholder Report [Line Items]
Fund Name			Transamerica Large Growth
Class Name			Class I3
Trading Symbol			TGWTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$89	0.73%

Expenses Paid, Amount			$ 89
Expense Ratio, Percent			0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 43.26%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,025	$10,075
5/31/2017	$10,340	$10,131	$10,305
6/30/2017	$10,700	$10,235	$10,573
7/31/2017	$10,604	$10,327	$10,545
8/31/2017	$11,044	$10,522	$10,825
9/30/2017	$11,225	$10,542	$11,024
10/31/2017	$11,749	$11,035	$11,600
11/30/2017	$12,039	$11,370	$11,952
12/31/2017	$12,129	$11,484	$12,045
1/31/2018	$13,195	$12,089	$12,898
2/28/2018	$12,934	$11,644	$12,560
3/31/2018	$12,581	$11,410	$12,216
4/30/2018	$12,686	$11,453	$12,258
5/31/2018	$13,303	$11,776	$12,796
6/30/2018	$13,411	$11,854	$12,919
7/31/2018	$13,652	$12,247	$13,298
8/31/2018	$14,385	$12,677	$14,025
9/30/2018	$14,458	$12,698	$14,104
10/31/2018	$13,034	$11,763	$12,842
11/30/2018	$13,181	$11,999	$12,979
12/31/2018	$12,101	$10,882	$11,863
1/31/2019	$13,344	$11,816	$12,929
2/28/2019	$13,930	$12,231	$13,392
3/31/2019	$14,234	$12,410	$13,773
4/30/2019	$14,901	$12,906	$14,395
5/31/2019	$13,854	$12,070	$13,486
6/30/2019	$14,845	$12,918	$14,412
7/31/2019	$15,029	$13,110	$14,738
8/31/2019	$14,753	$12,843	$14,625
9/30/2019	$14,753	$13,068	$14,627
10/31/2019	$15,064	$13,350	$15,039
11/30/2019	$16,088	$13,857	$15,706
12/31/2019	$16,272	$14,257	$16,180
1/31/2020	$16,956	$14,242	$16,542
2/29/2020	$16,286	$13,076	$15,415
3/31/2020	$14,666	$11,278	$13,899
4/30/2020	$17,347	$12,771	$15,955
5/31/2020	$19,568	$13,454	$17,026
6/30/2020	$21,063	$13,762	$17,768
7/31/2020	$22,906	$14,543	$19,135
8/31/2020	$25,029	$15,597	$21,109
9/30/2020	$24,722	$15,029	$20,116
10/31/2020	$23,786	$14,704	$19,433
11/30/2020	$27,404	$16,493	$21,423
12/31/2020	$28,216	$17,235	$22,408
1/31/2021	$28,232	$17,159	$22,242
2/28/2021	$29,105	$17,695	$22,237
3/31/2021	$28,119	$18,329	$22,619
4/30/2021	$29,606	$19,274	$24,158
5/31/2021	$28,976	$19,362	$23,824
6/30/2021	$31,547	$19,840	$25,319
7/31/2021	$31,983	$20,175	$26,153
8/31/2021	$32,873	$20,750	$27,131
9/30/2021	$30,932	$19,819	$25,611
10/31/2021	$33,245	$21,160	$27,830
11/30/2021	$32,468	$20,838	$28,000
12/31/2021	$31,029	$21,658	$28,592
1/31/2022	$26,409	$20,384	$26,138
2/28/2022	$25,642	$19,870	$25,028
3/31/2022	$25,481	$20,515	$26,007
4/30/2022	$21,143	$18,674	$22,866
5/31/2022	$19,166	$18,649	$22,335
6/30/2022	$17,491	$17,089	$20,565
7/31/2022	$19,711	$18,692	$23,034
8/31/2022	$19,529	$17,994	$21,961
9/30/2022	$17,572	$16,326	$19,826
10/31/2022	$18,218	$17,665	$20,985
11/30/2022	$18,399	$18,587	$21,941
12/31/2022	$16,791	$17,498	$20,261
1/31/2023	$18,958	$18,703	$21,950
2/28/2023	$18,365	$18,266	$21,689
3/31/2023	$19,326	$18,755	$23,172
4/30/2023	$18,815	$18,955	$23,400
5/31/2023	$20,185	$19,028	$24,467
6/30/2023	$21,781	$20,328	$26,140
7/31/2023	$23,028	$21,056	$27,021
8/31/2023	$21,822	$20,650	$26,778
9/30/2023	$20,615	$19,666	$25,322
10/31/2023	$19,531	$19,145	$24,961
11/30/2023	$22,231	$20,930	$27,682
12/31/2023	$24,112	$22,040	$28,908
1/31/2024	$23,744	$22,285	$29,629
2/29/2024	$26,035	$23,491	$31,651
3/31/2024	$26,525	$24,249	$32,208
4/30/2024	$24,644	$23,182	$30,842
5/31/2024	$24,910	$24,277	$32,688
6/30/2024	$26,300	$25,028	$34,892
7/31/2024	$26,198	$25,494	$34,299
8/31/2024	$27,446	$26,049	$35,013
9/30/2024	$28,591	$26,587	$36,005
10/31/2024	$29,450	$26,392	$35,886
11/30/2024	$33,867	$28,148	$38,213
12/31/2024	$33,135	$27,288	$38,551
1/31/2025	$35,306	$28,149	$39,313
2/28/2025	$33,209	$27,610	$37,901
3/31/2025	$29,557	$25,999	$34,708
4/30/2025	$31,161	$25,825	$35,323
5/31/2025	$34,665	$27,462	$38,448
6/30/2025	$37,033	$28,857	$40,900
7/31/2025	$38,094	$29,492	$42,444
8/31/2025	$38,810	$30,175	$42,918
9/30/2025	$41,129	$31,216	$45,198
10/31/2025	$42,190	$31,885	$46,840

Average Annual Return [Table Text Block]
I0DCD	1 Year	5 Years	Since Inception 3/10/17
Class I3	43.26%	12.14%	18.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	19.55%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 407,021,145
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 2,481,662
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171802
Shareholder Report [Line Items]
Fund Name			Transamerica Large Growth
Class Name			Class R
Trading Symbol			TGWRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.22%

Expenses Paid, Amount			$ 148
Expense Ratio, Percent			1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 42.56%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,025	$10,075
5/31/2017	$10,330	$10,131	$10,305
6/30/2017	$10,690	$10,235	$10,573
7/31/2017	$10,590	$10,327	$10,545
8/31/2017	$11,020	$10,522	$10,825
9/30/2017	$11,200	$10,542	$11,024
10/31/2017	$11,710	$11,035	$11,600
11/30/2017	$11,990	$11,370	$11,952
12/31/2017	$12,083	$11,484	$12,045
1/31/2018	$13,124	$12,089	$12,898
2/28/2018	$12,864	$11,644	$12,560
3/31/2018	$12,499	$11,410	$12,216
4/30/2018	$12,604	$11,453	$12,258
5/31/2018	$13,208	$11,776	$12,796
6/30/2018	$13,322	$11,854	$12,919
7/31/2018	$13,551	$12,247	$13,298
8/31/2018	$14,260	$12,677	$14,025
9/30/2018	$14,333	$12,698	$14,104
10/31/2018	$12,926	$11,763	$12,842
11/30/2018	$13,062	$11,999	$12,979
12/31/2018	$11,990	$10,882	$11,863
1/31/2019	$13,215	$11,816	$12,929
2/28/2019	$13,798	$12,231	$13,392
3/31/2019	$14,096	$12,410	$13,773
4/30/2019	$14,748	$12,906	$14,395
5/31/2019	$13,695	$12,070	$13,486
6/30/2019	$14,679	$12,918	$14,412
7/31/2019	$14,862	$13,110	$14,738
8/31/2019	$14,576	$12,843	$14,625
9/30/2019	$14,565	$13,068	$14,627
10/31/2019	$14,874	$13,350	$15,039
11/30/2019	$15,880	$13,857	$15,706
12/31/2019	$16,052	$14,257	$16,180
1/31/2020	$16,720	$14,242	$16,542
2/29/2020	$16,038	$13,076	$15,415
3/31/2020	$14,452	$11,278	$13,899
4/30/2020	$17,068	$12,771	$15,955
5/31/2020	$19,265	$13,454	$17,026
6/30/2020	$20,712	$13,762	$17,768
7/31/2020	$22,520	$14,543	$19,135
8/31/2020	$24,607	$15,597	$21,109
9/30/2020	$24,287	$15,029	$20,116
10/31/2020	$23,355	$14,704	$19,433
11/30/2020	$26,902	$16,493	$21,423
12/31/2020	$27,695	$17,235	$22,408
1/31/2021	$27,695	$17,159	$22,242
2/28/2021	$28,535	$17,695	$22,237
3/31/2021	$27,550	$18,329	$22,619
4/30/2021	$29,003	$19,274	$24,158
5/31/2021	$28,389	$19,362	$23,824
6/30/2021	$30,875	$19,840	$25,319
7/31/2021	$31,294	$20,175	$26,153
8/31/2021	$32,150	$20,750	$27,131
9/30/2021	$30,245	$19,819	$25,611
10/31/2021	$32,489	$21,160	$27,830
11/30/2021	$31,730	$20,838	$28,000
12/31/2021	$30,309	$21,658	$28,592
1/31/2022	$25,774	$20,384	$26,138
2/28/2022	$25,025	$19,870	$25,028
3/31/2022	$24,842	$20,515	$26,007
4/30/2022	$20,631	$18,674	$22,866
5/31/2022	$18,688	$18,649	$22,335
6/30/2022	$17,048	$17,089	$20,565
7/31/2022	$19,194	$18,692	$23,034
8/31/2022	$19,011	$17,994	$21,961
9/30/2022	$17,088	$16,326	$19,826
10/31/2022	$17,716	$17,665	$20,985
11/30/2022	$17,878	$18,587	$21,941
12/31/2022	$16,324	$17,498	$20,261
1/31/2023	$18,398	$18,703	$21,950
2/28/2023	$17,823	$18,266	$21,689
3/31/2023	$18,747	$18,755	$23,172
4/30/2023	$18,254	$18,955	$23,400
5/31/2023	$19,568	$19,028	$24,467
6/30/2023	$21,108	$20,328	$26,140
7/31/2023	$22,299	$21,056	$27,021
8/31/2023	$21,129	$20,650	$26,778
9/30/2023	$19,958	$19,666	$25,322
10/31/2023	$18,891	$19,145	$24,961
11/30/2023	$21,498	$20,930	$27,682
12/31/2023	$23,305	$22,040	$28,908
1/31/2024	$22,936	$22,285	$29,629
2/29/2024	$25,153	$23,491	$31,651
3/31/2024	$25,605	$24,249	$32,208
4/30/2024	$23,798	$23,182	$30,842
5/31/2024	$24,024	$24,277	$32,688
6/30/2024	$25,359	$25,028	$34,892
7/31/2024	$25,256	$25,494	$34,299
8/31/2024	$26,447	$26,049	$35,013
9/30/2024	$27,535	$26,587	$36,005
10/31/2024	$28,336	$26,392	$35,886
11/30/2024	$32,607	$28,148	$38,213
12/31/2024	$31,871	$27,288	$38,551
1/31/2025	$33,946	$28,149	$39,313
2/28/2025	$31,921	$27,610	$37,901
3/31/2025	$28,396	$25,999	$34,708
4/30/2025	$29,921	$25,825	$35,323
5/31/2025	$33,271	$27,462	$38,448
6/30/2025	$35,545	$28,857	$40,900
7/31/2025	$36,545	$29,492	$42,444
8/31/2025	$37,220	$30,175	$42,918
9/30/2025	$39,395	$31,216	$45,198
10/31/2025	$40,395	$31,885	$46,840

Average Annual Return [Table Text Block]
I0DC5	1 Year	5 Years	Since Inception 3/10/17
Class R	42.56%	11.58%	17.52%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	19.55%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 407,021,145
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 2,481,662
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171803
Shareholder Report [Line Items]
Fund Name			Transamerica Large Growth
Class Name			Class R4
Trading Symbol			TGWFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$111	0.91%

Expenses Paid, Amount			$ 111
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 42.92%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,032	$10,055	$10,028
12/31/2015	$9,881	$9,849	$9,881
1/31/2016	$9,146	$9,293	$9,329
2/29/2016	$8,977	$9,290	$9,325
3/31/2016	$9,578	$9,944	$9,954
4/30/2016	$9,513	$10,006	$9,863
5/31/2016	$9,772	$10,185	$10,055
6/30/2016	$9,590	$10,206	$10,015
7/31/2016	$10,115	$10,611	$10,488
8/31/2016	$10,034	$10,638	$10,436
9/30/2016	$10,118	$10,655	$10,474
10/31/2016	$9,908	$10,424	$10,228
11/30/2016	$9,948	$10,891	$10,451
12/31/2016	$9,955	$11,103	$10,580
1/31/2017	$10,368	$11,312	$10,937
2/28/2017	$10,796	$11,733	$11,391
3/31/2017	$10,963	$11,741	$11,523
4/30/2017	$11,268	$11,865	$11,786
5/31/2017	$11,649	$11,987	$12,093
6/30/2017	$11,546	$12,095	$12,061
7/31/2017	$12,015	$12,323	$12,381
8/31/2017	$12,222	$12,347	$12,608
10/31/2017	$12,784	$12,924	$13,267
11/30/2017	$13,101	$13,316	$13,670
12/31/2017	$13,189	$13,450	$13,777
1/31/2018	$14,338	$14,158	$14,752
2/28/2018	$14,054	$13,637	$14,366
3/31/2018	$13,667	$13,363	$13,972
4/30/2018	$13,792	$13,414	$14,020
5/31/2018	$14,451	$13,792	$14,635
6/30/2018	$14,571	$13,883	$14,776
7/31/2018	$14,833	$14,343	$15,210
8/31/2018	$15,618	$14,847	$16,041
9/30/2018	$15,697	$14,871	$16,131
10/31/2018	$14,150	$13,776	$14,688
11/30/2018	$14,298	$14,052	$14,844
12/31/2018	$13,128	$12,745	$13,568
1/31/2019	$14,477	$13,838	$14,788
2/28/2019	$15,114	$14,325	$15,317
3/31/2019	$15,439	$14,534	$15,753
4/30/2019	$16,163	$15,115	$16,464
5/31/2019	$15,014	$14,137	$15,424
6/30/2019	$16,088	$15,129	$16,484
7/31/2019	$16,288	$15,354	$16,856
8/31/2019	$15,988	$15,041	$16,727
9/30/2019	$15,976	$15,305	$16,729
10/31/2019	$16,313	$15,635	$17,200
11/30/2019	$17,425	$16,229	$17,964
12/31/2019	$17,627	$16,698	$18,506
1/31/2020	$18,356	$16,680	$18,919
2/29/2020	$17,627	$15,314	$17,631
3/31/2020	$15,868	$13,208	$15,896
4/30/2020	$18,765	$14,957	$18,249
5/31/2020	$21,162	$15,757	$19,474
6/30/2020	$22,770	$16,117	$20,322
7/31/2020	$24,772	$17,033	$21,885
8/31/2020	$27,063	$18,266	$24,144
9/30/2020	$26,714	$17,601	$23,008
10/31/2020	$25,698	$17,221	$22,226
11/30/2020	$29,612	$19,317	$24,502
12/31/2020	$30,493	$20,186	$25,629
1/31/2021	$30,493	$20,096	$25,439
2/28/2021	$31,442	$20,724	$25,433
3/31/2021	$30,353	$21,467	$25,870
4/30/2021	$31,969	$22,573	$27,630
5/31/2021	$31,284	$22,676	$27,248
6/30/2021	$34,043	$23,236	$28,958
7/31/2021	$34,518	$23,628	$29,912
8/31/2021	$35,467	$24,302	$31,030
9/30/2021	$33,375	$23,212	$29,293
10/31/2021	$35,854	$24,782	$31,830
11/30/2021	$35,028	$24,404	$32,024
12/31/2021	$33,462	$25,365	$32,701
1/31/2022	$28,475	$23,873	$29,895
2/28/2022	$27,640	$23,272	$28,625
3/31/2022	$27,442	$24,026	$29,745
4/30/2022	$22,784	$21,870	$26,153
5/31/2022	$20,653	$21,841	$25,545
6/30/2022	$18,851	$20,014	$23,521
7/31/2022	$21,224	$21,891	$26,344
8/31/2022	$21,049	$21,074	$25,117
9/30/2022	$18,917	$19,120	$22,675
10/31/2022	$19,599	$20,688	$24,001
11/30/2022	$19,796	$21,768	$25,094
12/31/2022	$18,066	$20,493	$23,173
1/31/2023	$20,383	$21,905	$25,105
2/28/2023	$19,759	$21,393	$24,807
3/31/2023	$20,784	$21,965	$26,502
4/30/2023	$20,227	$22,199	$26,764
5/31/2023	$21,697	$22,285	$27,984
6/30/2023	$23,412	$23,807	$29,897
7/31/2023	$24,749	$24,661	$30,904
8/31/2023	$23,435	$24,185	$30,627
9/30/2023	$22,143	$23,032	$28,961
10/31/2023	$20,984	$22,422	$28,549
11/30/2023	$23,880	$24,513	$31,661
12/31/2023	$25,907	$25,813	$33,063
1/31/2024	$25,484	$26,099	$33,888
2/29/2024	$27,957	$27,512	$36,200
3/31/2024	$28,469	$28,399	$36,837
4/30/2024	$26,464	$27,150	$35,275
5/31/2024	$26,732	$28,432	$37,386
6/30/2024	$28,202	$29,313	$39,907
7/31/2024	$28,113	$29,857	$39,229
8/31/2024	$29,427	$30,507	$40,046
9/30/2024	$30,675	$31,138	$41,180
10/31/2024	$31,566	$30,910	$41,044
11/30/2024	$36,333	$32,966	$43,706
12/31/2024	$35,486	$31,958	$44,092
1/31/2025	$37,805	$32,967	$44,964
2/28/2025	$35,567	$32,336	$43,349
3/31/2025	$31,657	$30,449	$39,697
4/30/2025	$33,356	$30,245	$40,400
5/31/2025	$37,131	$32,162	$43,975
6/30/2025	$39,666	$33,796	$46,778
7/31/2025	$40,772	$34,540	$48,544
8/31/2025	$41,554	$35,340	$49,087
9/30/2025	$44,008	$36,559	$51,695
10/31/2025	$45,113	$37,343	$53,572

Average Annual Return [Table Text Block]
I0DCE	1 Year	5 Years	10 Years
Class R4	42.92%	11.91%	16.26%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 407,021,145
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 2,481,662
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000228030
Shareholder Report [Line Items]
Fund Name			Transamerica Large Growth
Class Name			Class R6
Trading Symbol			TAGDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.72%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 43.31%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,882	$10,247	$10,627
7/31/2021	$11,038	$10,420	$10,978
8/31/2021	$11,345	$10,717	$11,388
9/30/2021	$10,675	$10,236	$10,750
10/31/2021	$11,473	$10,928	$11,681
11/30/2021	$11,205	$10,762	$11,753
12/31/2021	$10,710	$11,186	$12,001
1/31/2022	$9,108	$10,528	$10,971
2/28/2022	$8,851	$10,263	$10,505
3/31/2022	$8,788	$10,595	$10,916
4/30/2022	$7,298	$9,645	$9,598
5/31/2022	$6,615	$9,632	$9,375
6/30/2022	$6,037	$8,826	$8,632
7/31/2022	$6,796	$9,654	$9,668
8/31/2022	$6,741	$9,294	$9,218
9/30/2022	$6,065	$8,432	$8,322
10/31/2022	$6,281	$9,123	$8,808
11/30/2022	$6,351	$9,599	$9,210
12/31/2022	$5,796	$9,037	$8,505
1/31/2023	$6,537	$9,660	$9,213
2/28/2023	$6,332	$9,434	$9,104
3/31/2023	$6,664	$9,686	$9,726
4/30/2023	$6,487	$9,789	$9,822
5/31/2023	$6,953	$9,828	$10,270
6/30/2023	$7,511	$10,499	$10,972
7/31/2023	$7,941	$10,875	$11,342
8/31/2023	$7,525	$10,665	$11,240
9/30/2023	$7,108	$10,157	$10,629
10/31/2023	$6,734	$9,888	$10,477
11/30/2023	$7,673	$10,810	$11,620
12/31/2023	$8,323	$11,383	$12,134
1/31/2024	$8,189	$11,509	$12,437
2/29/2024	$8,979	$12,132	$13,285
3/31/2024	$9,156	$12,524	$13,519
4/30/2024	$8,499	$11,973	$12,946
5/31/2024	$8,591	$12,538	$13,721
6/30/2024	$9,064	$12,926	$14,646
7/31/2024	$9,036	$13,167	$14,397
8/31/2024	$9,459	$13,453	$14,697
9/30/2024	$9,862	$13,732	$15,113
10/31/2024	$10,151	$13,631	$15,063
11/30/2024	$11,683	$14,538	$16,040
12/31/2024	$11,421	$14,093	$16,182
1/31/2025	$12,171	$14,538	$16,502
2/28/2025	$11,455	$14,260	$15,909
3/31/2025	$10,195	$13,428	$14,569
4/30/2025	$10,749	$13,338	$14,827
5/31/2025	$11,958	$14,183	$16,138
6/30/2025	$12,776	$14,904	$17,167
7/31/2025	$13,142	$15,232	$17,816
8/31/2025	$13,389	$15,584	$18,015
9/30/2025	$14,181	$16,122	$18,972
10/31/2025	$14,547	$16,468	$19,661

Average Annual Return [Table Text Block]
I0DCB	1 Year	Since Inception 5/28/21
Class R6	43.31%	8.85%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	16.53%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 407,021,145
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 2,481,662
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171807
Shareholder Report [Line Items]
Fund Name			Transamerica Large Value Opportunities
Class Name			Class I3
Trading Symbol			TLOTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$54	0.52%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[6]		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 6.93%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
6/30/2017	$9,920	$10,095	$10,016
7/31/2017	$10,084	$10,186	$10,205
8/31/2017	$10,315	$10,378	$10,354
9/30/2017	$10,265	$10,398	$10,264
10/31/2017	$10,794	$10,884	$10,698
11/30/2017	$11,217	$11,215	$11,022
12/31/2017	$11,321	$11,327	$11,162
1/31/2018	$11,711	$11,924	$11,586
2/28/2018	$11,053	$11,484	$11,005
3/31/2018	$11,005	$11,254	$10,776
4/30/2018	$11,077	$11,297	$10,800
5/31/2018	$11,232	$11,615	$10,852
6/30/2018	$11,163	$11,691	$10,912
7/31/2018	$11,588	$12,079	$11,380
8/31/2018	$11,795	$12,504	$11,535
9/30/2018	$11,848	$12,524	$11,584
10/31/2018	$11,182	$11,602	$11,078
11/30/2018	$11,431	$11,835	$11,411
12/31/2018	$10,355	$10,733	$10,361
1/31/2019	$11,141	$11,654	$11,107
2/28/2019	$11,547	$12,064	$11,458
3/31/2019	$11,527	$12,240	$11,550
4/30/2019	$11,807	$12,729	$11,922
5/31/2019	$10,966	$11,905	$11,146
6/30/2019	$11,730	$12,742	$11,908
7/31/2019	$11,858	$12,931	$12,030
8/31/2019	$11,474	$12,667	$11,718
9/30/2019	$11,862	$12,890	$12,130
10/31/2019	$12,030	$13,167	$12,304
11/30/2019	$12,481	$13,668	$12,673
12/31/2019	$12,773	$14,062	$13,027
1/31/2020	$12,434	$14,047	$12,702
2/29/2020	$11,181	$12,897	$11,471
3/31/2020	$9,352	$11,123	$9,674
4/30/2020	$10,418	$12,597	$10,701
5/31/2020	$10,812	$13,270	$11,006
6/30/2020	$10,760	$13,574	$10,927
7/31/2020	$11,077	$14,344	$11,340
8/31/2020	$11,475	$15,384	$11,790
9/30/2020	$11,160	$14,823	$11,528
10/31/2020	$10,867	$14,503	$11,269
11/30/2020	$12,265	$16,268	$12,736
12/31/2020	$12,660	$17,000	$13,150
1/31/2021	$12,607	$16,924	$12,995
2/28/2021	$13,089	$17,453	$13,593
3/31/2021	$14,151	$18,079	$14,518
4/30/2021	$14,676	$19,011	$15,051
5/31/2021	$15,013	$19,097	$15,444
6/30/2021	$14,886	$19,568	$15,299
7/31/2021	$15,075	$19,899	$15,478
8/31/2021	$15,441	$20,467	$15,786
9/30/2021	$14,868	$19,548	$15,215
10/31/2021	$15,615	$20,870	$16,082
11/30/2021	$15,208	$20,553	$15,648
12/31/2021	$16,311	$21,362	$16,724
1/31/2022	$15,978	$20,105	$16,314
2/28/2022	$15,836	$19,599	$16,013
3/31/2022	$16,258	$20,234	$16,482
4/30/2022	$15,526	$18,419	$15,671
5/31/2022	$15,908	$18,394	$15,966
6/30/2022	$14,522	$16,855	$14,658
7/31/2022	$15,499	$18,436	$15,486
8/31/2022	$15,050	$17,748	$15,050
9/30/2022	$13,819	$16,103	$13,816
10/31/2022	$15,428	$17,423	$15,356
11/30/2022	$16,313	$18,332	$16,289
12/31/2022	$15,708	$17,259	$15,680
1/31/2023	$16,312	$18,448	$16,183
2/28/2023	$15,863	$18,017	$15,630
3/31/2023	$15,697	$18,498	$15,518
4/30/2023	$15,766	$18,695	$15,721
5/31/2023	$15,038	$18,768	$15,081
6/30/2023	$15,996	$20,050	$16,012
7/31/2023	$16,624	$20,768	$16,588
8/31/2023	$16,293	$20,368	$16,174
9/30/2023	$15,808	$19,397	$15,590
10/31/2023	$15,317	$18,883	$15,146
11/30/2023	$16,245	$20,644	$16,233
12/31/2023	$17,004	$21,739	$17,128
1/31/2024	$17,357	$21,980	$17,222
2/29/2024	$17,973	$23,170	$17,818
3/31/2024	$18,863	$23,917	$18,682
4/30/2024	$18,121	$22,865	$17,896
5/31/2024	$18,669	$23,945	$18,413
6/30/2024	$18,750	$24,686	$18,414
7/31/2024	$19,549	$25,145	$19,299
8/31/2024	$20,064	$25,692	$19,855
9/30/2024	$20,314	$26,224	$20,200
10/31/2024	$20,279	$26,031	$19,962
11/30/2024	$21,562	$27,763	$21,047
12/31/2024	$20,217	$26,914	$19,584
1/31/2025	$20,894	$27,764	$20,459
2/28/2025	$20,915	$27,232	$20,655
3/31/2025	$20,516	$25,644	$20,153
4/30/2025	$19,901	$25,472	$19,440
5/31/2025	$20,538	$27,086	$19,956
6/30/2025	$21,004	$28,462	$20,846
7/31/2025	$21,203	$29,089	$20,950
8/31/2025	$21,952	$29,762	$21,531
9/30/2025	$22,127	$30,789	$21,920
10/31/2025	$21,684	$31,449	$21,717

Average Annual Return [Table Text Block]
I0DHD	1 Year	5 Years	Since Inception 5/5/17
Class I3	6.93%	14.82%	9.54%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.44%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.56%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 237,983,538
Holdings Count | Holding			162
Advisory Fees Paid, Amount			$ 1,147,962
InvestmentCompanyPortfolioTurnover			123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171805
Shareholder Report [Line Items]
Fund Name			Transamerica Large Value Opportunities
Class Name			Class R
Trading Symbol			TLORX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.00%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 103
Expense Ratio, Percent	[7]		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 6.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
6/30/2017	$9,920	$10,095	$10,016
7/31/2017	$10,084	$10,186	$10,205
8/31/2017	$10,305	$10,378	$10,354
9/30/2017	$10,245	$10,398	$10,264
10/31/2017	$10,769	$10,884	$10,698
11/30/2017	$11,182	$11,215	$11,022
12/31/2017	$11,281	$11,327	$11,162
1/31/2018	$11,671	$11,924	$11,586
2/28/2018	$11,015	$11,484	$11,005
3/31/2018	$10,952	$11,254	$10,776
4/30/2018	$11,024	$11,297	$10,800
5/31/2018	$11,178	$11,615	$10,852
6/30/2018	$11,096	$11,691	$10,912
7/31/2018	$11,508	$12,079	$11,380
8/31/2018	$11,724	$12,504	$11,535
9/30/2018	$11,762	$12,524	$11,584
10/31/2018	$11,101	$11,602	$11,078
11/30/2018	$11,349	$11,835	$11,411
12/31/2018	$10,261	$10,733	$10,361
1/31/2019	$11,052	$11,654	$11,107
2/28/2019	$11,442	$12,064	$11,458
3/31/2019	$11,420	$12,240	$11,550
4/30/2019	$11,685	$12,729	$11,922
5/31/2019	$10,852	$11,905	$11,146
6/30/2019	$11,607	$12,742	$11,908
7/31/2019	$11,721	$12,931	$12,030
8/31/2019	$11,341	$12,667	$11,718
9/30/2019	$11,722	$12,890	$12,130
10/31/2019	$11,875	$13,167	$12,304
11/30/2019	$12,320	$13,668	$12,673
12/31/2019	$12,606	$14,062	$13,027
1/31/2020	$12,272	$14,047	$12,702
2/29/2020	$11,024	$12,897	$11,471
3/31/2020	$9,218	$11,123	$9,674
4/30/2020	$10,267	$12,597	$10,701
5/31/2020	$10,642	$13,270	$11,006
6/30/2020	$10,591	$13,574	$10,927
7/31/2020	$10,903	$14,344	$11,340
8/31/2020	$11,293	$15,384	$11,790
9/30/2020	$10,969	$14,823	$11,528
10/31/2020	$10,682	$14,503	$11,269
11/30/2020	$12,055	$16,268	$12,736
12/31/2020	$12,427	$17,000	$13,150
1/31/2021	$12,374	$16,924	$12,995
2/28/2021	$12,834	$17,453	$13,593
3/31/2021	$13,886	$18,079	$14,518
4/30/2021	$14,387	$19,011	$15,051
5/31/2021	$14,704	$19,097	$15,444
6/30/2021	$14,573	$19,568	$15,299
7/31/2021	$14,759	$19,899	$15,478
8/31/2021	$15,103	$20,467	$15,786
9/30/2021	$14,537	$19,548	$15,215
10/31/2021	$15,267	$20,870	$16,082
11/30/2021	$14,855	$20,553	$15,648
12/31/2021	$15,923	$21,362	$16,724
1/31/2022	$15,599	$20,105	$16,314
2/28/2022	$15,460	$19,599	$16,013
3/31/2022	$15,868	$20,234	$16,482
4/30/2022	$15,139	$18,419	$15,671
5/31/2022	$15,511	$18,394	$15,966
6/30/2022	$14,142	$16,855	$14,658
7/31/2022	$15,092	$18,436	$15,486
8/31/2022	$14,656	$17,748	$15,050
9/30/2022	$13,456	$16,103	$13,816
10/31/2022	$15,019	$17,423	$15,356
11/30/2022	$15,863	$18,332	$16,289
12/31/2022	$15,272	$17,259	$15,680
1/31/2023	$15,858	$18,448	$16,183
2/28/2023	$15,423	$18,017	$15,630
3/31/2023	$15,241	$18,498	$15,518
4/30/2023	$15,291	$18,695	$15,721
5/31/2023	$14,586	$18,768	$15,081
6/30/2023	$15,512	$20,050	$16,012
7/31/2023	$16,102	$20,768	$16,588
8/31/2023	$15,782	$20,368	$16,174
9/30/2023	$15,310	$19,397	$15,590
10/31/2023	$14,836	$18,883	$15,146
11/30/2023	$15,716	$20,644	$16,233
12/31/2023	$16,463	$21,739	$17,128
1/31/2024	$16,786	$21,980	$17,222
2/29/2024	$17,364	$23,170	$17,818
3/31/2024	$18,219	$23,917	$18,682
4/30/2024	$17,503	$22,865	$17,896
5/31/2024	$18,014	$23,945	$18,413
6/30/2024	$18,087	$24,686	$18,414
7/31/2024	$18,856	$25,145	$19,299
8/31/2024	$19,335	$25,692	$19,855
9/30/2024	$19,570	$26,224	$20,200
10/31/2024	$19,519	$26,031	$19,962
11/30/2024	$20,770	$27,763	$21,047
12/31/2024	$19,459	$26,914	$19,584
1/31/2025	$20,109	$27,764	$20,459
2/28/2025	$20,109	$27,232	$20,655
3/31/2025	$19,722	$25,644	$20,153
4/30/2025	$19,133	$25,472	$19,440
5/31/2025	$19,743	$27,086	$19,956
6/30/2025	$20,167	$28,462	$20,846
7/31/2025	$20,357	$29,089	$20,950
8/31/2025	$21,053	$29,762	$21,531
9/30/2025	$21,215	$30,789	$21,920
10/31/2025	$20,792	$31,449	$21,717

Average Annual Return [Table Text Block]
I0DH5	1 Year	5 Years	Since Inception 5/5/17
Class R	6.52%	14.25%	9.00%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.44%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.56%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 237,983,538
Holdings Count | Holding			162
Advisory Fees Paid, Amount			$ 1,147,962
InvestmentCompanyPortfolioTurnover			123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171806
Shareholder Report [Line Items]
Fund Name			Transamerica Large Value Opportunities
Class Name			Class R4
Trading Symbol			TLOFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$78	0.75%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 78
Expense Ratio, Percent	[8]		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 6.74%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	MSCI USA Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,108	$10,055	$10,037
12/31/2015	$9,740	$9,849	$9,880
1/31/2016	$8,842	$9,293	$9,455
2/29/2016	$8,801	$9,290	$9,447
3/31/2016	$9,432	$9,944	$10,086
4/30/2016	$9,459	$10,006	$10,206
5/31/2016	$9,452	$10,185	$10,379
6/30/2016	$9,322	$10,206	$10,500
7/31/2016	$9,611	$10,611	$10,812
8/31/2016	$9,700	$10,638	$10,877
9/30/2016	$9,760	$10,655	$10,863
10/31/2016	$9,650	$10,424	$10,706
11/30/2016	$10,277	$10,891	$11,230
12/31/2016	$10,630	$11,103	$11,547
1/31/2017	$10,672	$11,312	$11,603
2/28/2017	$11,018	$11,733	$12,032
3/31/2017	$10,838	$11,741	$11,948
4/30/2017	$10,796	$11,865	$11,934
5/31/2017	$10,758	$11,987	$11,953
6/30/2017	$10,931	$12,095	$12,179
7/31/2017	$11,181	$12,323	$12,356
8/31/2017	$11,116	$12,347	$12,249
10/31/2017	$11,692	$12,924	$12,767
11/30/2017	$12,140	$13,316	$13,154
12/31/2017	$12,255	$13,450	$13,321
1/31/2018	$12,678	$14,158	$13,827
2/28/2018	$11,966	$13,637	$13,133
3/31/2018	$11,905	$13,363	$12,861
4/30/2018	$11,983	$13,414	$12,888
5/31/2018	$12,151	$13,792	$12,951
6/30/2018	$12,068	$13,883	$13,023
7/31/2018	$12,527	$14,343	$13,581
8/31/2018	$12,751	$14,847	$13,766
9/30/2018	$12,800	$14,871	$13,825
10/31/2018	$12,081	$13,776	$13,221
11/30/2018	$12,351	$14,052	$13,618
12/31/2018	$11,180	$12,745	$12,365
1/31/2019	$12,029	$13,838	$13,255
2/28/2019	$12,466	$14,325	$13,674
3/31/2019	$12,437	$14,534	$13,784
4/30/2019	$12,740	$15,115	$14,228
5/31/2019	$11,818	$14,137	$13,301
6/30/2019	$12,663	$15,129	$14,212
7/31/2019	$12,787	$15,354	$14,357
8/31/2019	$12,358	$15,041	$13,984
9/30/2019	$12,783	$15,305	$14,476
10/31/2019	$12,964	$15,635	$14,684
11/30/2019	$13,450	$16,229	$15,124
12/31/2019	$13,768	$16,698	$15,546
1/31/2020	$13,403	$16,680	$15,158
2/29/2020	$12,040	$15,314	$13,689
3/31/2020	$10,076	$13,208	$11,545
4/30/2020	$11,223	$14,957	$12,771
5/31/2020	$11,633	$15,757	$13,134
6/30/2020	$11,570	$16,117	$13,041
7/31/2020	$11,926	$17,033	$13,534
8/31/2020	$12,353	$18,266	$14,070
9/30/2020	$12,007	$17,601	$13,758
10/31/2020	$11,692	$17,221	$13,448
11/30/2020	$13,194	$19,317	$15,200
12/31/2020	$13,610	$20,186	$15,694
1/31/2021	$13,553	$20,096	$15,509
2/28/2021	$14,071	$20,724	$16,222
3/31/2021	$15,218	$21,467	$17,326
4/30/2021	$15,768	$22,573	$17,962
5/31/2021	$16,129	$22,676	$18,431
6/30/2021	$15,982	$23,236	$18,258
7/31/2021	$16,200	$23,628	$18,472
8/31/2021	$16,577	$24,302	$18,839
9/30/2021	$15,967	$23,212	$18,158
10/31/2021	$16,768	$24,782	$19,193
11/30/2021	$16,316	$24,404	$18,674
12/31/2021	$17,501	$25,365	$19,958
1/31/2022	$17,145	$23,873	$19,470
2/28/2022	$16,975	$23,272	$19,110
3/31/2022	$17,433	$24,026	$19,670
4/30/2022	$16,649	$21,870	$18,702
5/31/2022	$17,058	$21,841	$19,054
6/30/2022	$15,565	$20,014	$17,493
7/31/2022	$16,609	$21,891	$18,482
8/31/2022	$16,113	$21,074	$17,961
9/30/2022	$14,803	$19,120	$16,488
10/31/2022	$16,523	$20,688	$18,326
11/30/2022	$17,451	$21,768	$19,439
12/31/2022	$16,811	$20,493	$18,712
1/31/2023	$17,456	$21,905	$19,313
2/28/2023	$16,977	$21,393	$18,653
3/31/2023	$16,788	$21,965	$18,520
4/30/2023	$16,862	$22,199	$18,762
5/31/2023	$16,085	$22,285	$17,998
6/30/2023	$17,098	$23,807	$19,109
7/31/2023	$17,748	$24,661	$19,797
8/31/2023	$17,395	$24,185	$19,302
9/30/2023	$16,885	$23,032	$18,605
10/31/2023	$16,363	$22,422	$18,075
11/30/2023	$17,333	$24,513	$19,373
12/31/2023	$18,151	$25,813	$20,441
1/31/2024	$18,526	$26,099	$20,553
2/29/2024	$19,182	$27,512	$21,264
3/31/2024	$20,119	$28,399	$22,296
4/30/2024	$19,329	$27,150	$21,357
5/31/2024	$19,893	$28,432	$21,975
6/30/2024	$19,986	$29,313	$21,975
7/31/2024	$20,837	$29,857	$23,031
8/31/2024	$21,365	$30,507	$23,695
9/30/2024	$21,638	$31,138	$24,107
10/31/2024	$21,600	$30,910	$23,823
11/30/2024	$22,964	$32,966	$25,118
12/31/2024	$21,515	$31,958	$23,371
1/31/2025	$22,233	$32,967	$24,416
2/28/2025	$22,280	$32,336	$24,650
3/31/2025	$21,820	$30,449	$24,050
4/30/2025	$21,167	$30,245	$23,200
5/31/2025	$21,866	$32,162	$23,815
6/30/2025	$22,350	$33,796	$24,878
7/31/2025	$22,560	$34,540	$25,002
8/31/2025	$23,332	$35,340	$25,695
9/30/2025	$23,526	$36,559	$26,160
10/31/2025	$23,057	$37,343	$25,918

Average Annual Return [Table Text Block]
I0DHE	1 Year	5 Years	10 Years
Class R4	6.74%	14.55%	8.71%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.99%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 237,983,538
Holdings Count | Holding			162
Advisory Fees Paid, Amount			$ 1,147,962
InvestmentCompanyPortfolioTurnover			123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241763
Shareholder Report [Line Items]
Fund Name			Transamerica Long Credit
Class Name			Class A
Trading Symbol			TLCDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.39%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
3/31/2023	$9,524	$10,000	$10,000
4/30/2023	$9,554	$10,061	$10,087
5/31/2023	$9,304	$9,957	$9,815
6/30/2023	$9,455	$9,941	$9,958
7/31/2023	$9,461	$9,951	$9,943
8/31/2023	$9,283	$9,891	$9,753
9/30/2023	$8,806	$9,655	$9,237
10/31/2023	$8,502	$9,510	$8,856
11/30/2023	$9,203	$9,938	$9,789
12/31/2023	$9,866	$10,315	$10,503
1/31/2024	$9,763	$10,291	$10,406
2/29/2024	$9,514	$10,167	$10,136
3/31/2024	$9,691	$10,267	$10,331
4/30/2024	$9,212	$10,027	$9,825
5/31/2024	$9,450	$10,193	$10,100
6/30/2024	$9,570	$10,287	$10,157
7/31/2024	$9,780	$10,520	$10,477
8/31/2024	$10,031	$10,675	$10,700
9/30/2024	$10,253	$10,821	$10,980
10/31/2024	$9,852	$10,576	$10,520
11/30/2024	$10,045	$10,687	$10,753
12/31/2024	$9,627	$10,526	$10,292
1/31/2025	$9,667	$10,589	$10,337
2/28/2025	$9,966	$10,808	$10,694
3/31/2025	$9,818	$10,805	$10,546
4/30/2025	$9,712	$10,844	$10,416
5/31/2025	$9,636	$10,789	$10,364
6/30/2025	$9,941	$10,957	$10,678
7/31/2025	$9,951	$10,941	$10,674
8/31/2025	$10,013	$11,072	$10,754
9/30/2025	$10,342	$11,190	$11,093
10/31/2025	$10,383	$11,264	$11,153

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3A71	1 Year	Since Inception 3/31/23
Class A with Load	0.38%	1.46%
Class A	5.39%	3.40%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	4.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 611,381,480
Holdings Count | Holding			290
Advisory Fees Paid, Amount			$ 2,660,100
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241761
Shareholder Report [Line Items]
Fund Name			Transamerica Long Credit
Class Name			Class I
Trading Symbol			TLCJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.54%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,034	$10,061	$10,087
5/31/2023	$9,775	$9,957	$9,815
6/30/2023	$9,936	$9,941	$9,958
7/31/2023	$9,945	$9,951	$9,943
8/31/2023	$9,762	$9,891	$9,753
9/30/2023	$9,262	$9,655	$9,237
10/31/2023	$8,945	$9,510	$8,856
11/30/2023	$9,686	$9,938	$9,789
12/31/2023	$10,388	$10,315	$10,503
1/31/2024	$10,272	$10,291	$10,406
2/29/2024	$10,011	$10,167	$10,136
3/31/2024	$10,199	$10,267	$10,331
4/30/2024	$9,705	$10,027	$9,825
5/31/2024	$9,947	$10,193	$10,100
6/30/2024	$10,074	$10,287	$10,157
7/31/2024	$10,307	$10,520	$10,477
8/31/2024	$10,562	$10,675	$10,700
9/30/2024	$10,797	$10,821	$10,980
10/31/2024	$10,386	$10,576	$10,520
11/30/2024	$10,591	$10,687	$10,753
12/31/2024	$10,140	$10,526	$10,292
1/31/2025	$10,183	$10,589	$10,337
2/28/2025	$10,511	$10,808	$10,694
3/31/2025	$10,355	$10,805	$10,546
4/30/2025	$10,244	$10,844	$10,416
5/31/2025	$10,166	$10,789	$10,364
6/30/2025	$10,490	$10,957	$10,678
7/31/2025	$10,501	$10,941	$10,674
8/31/2025	$10,568	$11,072	$10,754
9/30/2025	$10,917	$11,190	$11,093
10/31/2025	$10,962	$11,264	$11,153

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3A78	1 Year	Since Inception 3/31/23
Class I	5.54%	3.62%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	4.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 611,381,480
Holdings Count | Holding			290
Advisory Fees Paid, Amount			$ 2,660,100
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000246912
Shareholder Report [Line Items]
Fund Name			Transamerica Long Credit
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$51	0.50%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.70%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
9/29/2023	$10,000	$10,000	$10,000
10/31/2023	$9,658	$9,850	$9,587
11/30/2023	$10,448	$10,293	$10,597
12/31/2023	$11,219	$10,683	$11,371
1/31/2024	$11,096	$10,658	$11,265
2/29/2024	$10,816	$10,530	$10,974
3/31/2024	$11,020	$10,633	$11,184
4/30/2024	$10,477	$10,385	$10,636
5/31/2024	$10,751	$10,557	$10,934
6/30/2024	$10,889	$10,654	$10,996
7/31/2024	$11,132	$10,895	$11,342
8/31/2024	$11,421	$11,056	$11,583
9/30/2024	$11,676	$11,208	$11,886
10/31/2024	$11,222	$10,953	$11,389
11/30/2024	$11,444	$11,068	$11,641
12/31/2024	$10,970	$10,901	$11,142
1/31/2025	$11,018	$10,967	$11,190
2/28/2025	$11,362	$11,194	$11,577
3/31/2025	$11,208	$11,191	$11,417
4/30/2025	$11,088	$11,231	$11,277
5/31/2025	$11,005	$11,174	$11,220
6/30/2025	$11,356	$11,348	$11,560
7/31/2025	$11,370	$11,331	$11,555
8/31/2025	$11,444	$11,468	$11,642
9/30/2025	$11,811	$11,589	$12,009
10/31/2025	$11,862	$11,666	$12,074

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3A74	1 Year	Since Inception 9/29/23
Class I2	5.70%	8.53%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	7.66%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	9.45%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 611,381,480
Holdings Count | Holding			290
Advisory Fees Paid, Amount			$ 2,660,100
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132301
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class A
Trading Symbol			MCGAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.22%

Expenses Paid, Amount			$ 132
Expense Ratio, Percent			1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 16.21%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund at NAV underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$9,449	$10,000	$10,000
3/31/2017	$9,565	$10,025	$10,114
4/30/2017	$9,608	$10,131	$10,264
5/31/2017	$9,594	$10,235	$10,509
6/30/2017	$9,855	$10,327	$10,540
7/31/2017	$9,848	$10,522	$10,716
8/31/2017	$9,811	$10,542	$10,792
9/30/2017	$10,145	$10,799	$11,097
10/31/2017	$10,254	$11,035	$11,407
11/30/2017	$10,595	$11,370	$11,789
12/31/2017	$10,780	$11,484	$11,852
1/31/2018	$11,222	$12,089	$12,523
2/28/2018	$10,817	$11,644	$12,130
3/31/2018	$10,633	$11,410	$12,110
4/30/2018	$10,485	$11,453	$11,995
5/31/2018	$11,060	$11,776	$12,444
6/30/2018	$10,824	$11,854	$12,492
7/31/2018	$11,053	$12,247	$12,760
8/31/2018	$11,259	$12,677	$13,496
9/30/2018	$10,972	$12,698	$13,438
10/31/2018	$9,549	$11,763	$12,108
11/30/2018	$9,785	$11,999	$12,416
12/31/2018	$8,697	$10,882	$11,289
1/31/2019	$9,756	$11,816	$12,586
2/28/2019	$10,222	$12,231	$13,324
3/31/2019	$10,359	$12,410	$13,504
4/30/2019	$10,757	$12,906	$14,111
5/31/2019	$10,518	$12,070	$13,299
6/30/2019	$11,236	$12,918	$14,233
7/31/2019	$11,349	$13,110	$14,566
8/31/2019	$11,224	$12,843	$14,300
9/30/2019	$11,349	$13,068	$14,138
10/31/2019	$11,759	$13,350	$14,400
11/30/2019	$12,260	$13,857	$15,116
12/31/2019	$12,422	$14,257	$15,293
1/31/2020	$12,526	$14,242	$15,436
2/29/2020	$11,507	$13,076	$14,372
3/31/2020	$9,782	$11,278	$12,228
4/30/2020	$11,276	$12,771	$14,143
5/31/2020	$12,503	$13,454	$15,564
6/30/2020	$12,954	$13,762	$15,929
7/31/2020	$13,660	$14,543	$17,201
8/31/2020	$14,147	$15,597	$17,669
9/30/2020	$13,834	$15,029	$17,422
10/31/2020	$13,788	$14,704	$17,443
11/30/2020	$15,489	$16,493	$19,786
12/31/2020	$16,147	$17,235	$20,735
1/31/2021	$15,965	$17,159	$20,666
2/28/2021	$16,572	$17,695	$21,019
3/31/2021	$16,256	$18,329	$20,618
4/30/2021	$17,105	$19,274	$21,777
5/31/2021	$16,414	$19,362	$21,444
6/30/2021	$17,287	$19,840	$22,901
7/31/2021	$17,566	$20,175	$23,137
8/31/2021	$17,979	$20,750	$23,884
9/30/2021	$17,312	$19,819	$22,727
10/31/2021	$18,367	$21,160	$24,321
11/30/2021	$16,729	$20,838	$23,293
12/31/2021	$17,155	$21,658	$23,375
1/31/2022	$14,818	$20,384	$20,358
2/28/2022	$14,641	$19,870	$20,111
3/31/2022	$14,906	$20,515	$20,434
4/30/2022	$12,888	$18,674	$18,133
5/31/2022	$12,357	$18,649	$17,431
6/30/2022	$11,330	$17,089	$16,128
7/31/2022	$12,658	$18,692	$18,102
8/31/2022	$12,233	$17,994	$17,509
9/30/2022	$11,100	$16,326	$16,023
10/31/2022	$11,861	$17,665	$17,282
11/30/2022	$12,445	$18,587	$18,222
12/31/2022	$11,613	$17,498	$17,129
1/31/2023	$12,923	$18,703	$18,623
2/28/2023	$12,782	$18,266	$18,440
3/31/2023	$13,047	$18,755	$18,694
4/30/2023	$12,658	$18,955	$18,423
5/31/2023	$12,923	$19,028	$18,434
6/30/2023	$14,056	$20,328	$19,859
7/31/2023	$14,534	$21,056	$20,460
8/31/2023	$14,340	$20,650	$19,785
9/30/2023	$13,508	$19,666	$18,822
10/31/2023	$12,534	$19,145	$17,861
11/30/2023	$14,056	$20,930	$20,040
12/31/2023	$15,278	$22,040	$21,559
1/31/2024	$15,066	$22,285	$21,443
2/29/2024	$16,287	$23,491	$23,055
3/31/2024	$16,765	$24,249	$23,607
4/30/2024	$15,614	$23,182	$22,236
5/31/2024	$15,349	$24,277	$22,473
6/30/2024	$15,526	$25,028	$22,848
7/31/2024	$15,845	$25,494	$22,987
8/31/2024	$16,730	$26,049	$23,558
9/30/2024	$17,066	$26,587	$24,343
10/31/2024	$16,818	$26,392	$24,768
11/30/2024	$18,571	$28,148	$28,069
12/31/2024	$17,729	$27,288	$26,325
1/31/2025	$19,002	$28,149	$28,004
2/28/2025	$17,729	$27,610	$26,408
3/31/2025	$16,234	$25,999	$24,450
4/30/2025	$16,899	$25,825	$25,272
5/31/2025	$18,614	$27,462	$27,694
6/30/2025	$19,832	$28,857	$28,901
7/31/2025	$19,979	$29,492	$29,488
8/31/2025	$19,747	$30,175	$29,783
9/30/2025	$19,802	$31,216	$29,704
10/31/2025	$19,544	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CH1	1 Year	5 Years	Since Inception 3/10/17
Class A with Load	9.85%	6.03%	8.06%
Class A	16.21%	7.23%	8.77%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132302
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class C
Trading Symbol			MGTCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.99%

Expenses Paid, Amount			$ 214
Expense Ratio, Percent			1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 15.37%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund at NAV underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,118	$10,025	$10,114
5/31/2017	$10,165	$10,131	$10,264
6/30/2017	$10,133	$10,235	$10,509
7/31/2017	$10,408	$10,327	$10,540
8/31/2017	$10,400	$10,522	$10,716
9/30/2017	$10,345	$10,542	$10,792
10/31/2017	$10,800	$11,035	$11,407
11/30/2017	$11,153	$11,370	$11,789
12/31/2017	$11,336	$11,484	$11,852
1/31/2018	$11,799	$12,089	$12,523
2/28/2018	$11,368	$11,644	$12,130
3/31/2018	$11,161	$11,410	$12,110
4/30/2018	$11,002	$11,453	$11,995
5/31/2018	$11,600	$11,776	$12,444
6/30/2018	$11,344	$11,854	$12,492
7/31/2018	$11,576	$12,247	$12,760
8/31/2018	$11,783	$12,677	$13,496
9/30/2018	$11,480	$12,698	$13,438
10/31/2018	$9,981	$11,763	$12,108
11/30/2018	$10,228	$11,999	$12,416
12/31/2018	$9,085	$10,882	$11,289
1/31/2019	$10,176	$11,816	$12,586
2/28/2019	$10,664	$12,231	$13,324
3/31/2019	$10,790	$12,410	$13,504
4/30/2019	$11,216	$12,906	$14,111
5/31/2019	$10,952	$12,070	$13,299
6/30/2019	$11,692	$12,918	$14,233
7/31/2019	$11,805	$13,110	$14,566
8/31/2019	$11,667	$12,843	$14,300
9/30/2019	$11,780	$13,068	$14,138
10/31/2019	$12,206	$13,350	$14,400
11/30/2019	$12,719	$13,857	$15,116
12/31/2019	$12,885	$14,257	$15,293
1/31/2020	$12,974	$14,242	$15,436
2/29/2020	$11,915	$13,076	$14,372
3/31/2020	$10,116	$11,278	$12,228
4/30/2020	$11,660	$12,771	$14,143
5/31/2020	$12,923	$13,454	$15,564
6/30/2020	$13,382	$13,762	$15,929
7/31/2020	$14,097	$14,543	$17,201
8/31/2020	$14,594	$15,597	$17,669
9/30/2020	$14,263	$15,029	$17,422
10/31/2020	$14,211	$14,704	$17,443
11/30/2020	$15,946	$16,493	$19,786
12/31/2020	$16,607	$17,235	$20,735
1/31/2021	$16,419	$17,159	$20,666
2/28/2021	$17,023	$17,695	$21,019
3/31/2021	$16,687	$18,329	$20,618
4/30/2021	$17,546	$19,274	$21,777
5/31/2021	$16,835	$19,362	$21,444
6/30/2021	$17,720	$19,840	$22,901
7/31/2021	$17,988	$20,175	$23,137
8/31/2021	$18,404	$20,750	$23,884
9/30/2021	$17,707	$19,819	$22,727
10/31/2021	$18,793	$21,160	$24,321
11/30/2021	$17,090	$20,838	$23,293
12/31/2021	$17,516	$21,658	$23,375
1/31/2022	$15,115	$20,384	$20,358
2/28/2022	$14,932	$19,870	$20,111
3/31/2022	$15,197	$20,515	$20,434
4/30/2022	$13,122	$18,674	$18,133
5/31/2022	$12,572	$18,649	$17,431
6/30/2022	$11,535	$17,089	$16,128
7/31/2022	$13,040	$18,692	$18,102
8/31/2022	$12,613	$17,994	$17,509
9/30/2022	$11,433	$16,326	$16,023
10/31/2022	$12,206	$17,665	$17,282
11/30/2022	$12,796	$18,587	$18,222
12/31/2022	$11,942	$17,498	$17,129
1/31/2023	$13,264	$18,703	$18,623
2/28/2023	$13,122	$18,266	$18,440
3/31/2023	$13,386	$18,755	$18,694
4/30/2023	$12,959	$18,955	$18,423
5/31/2023	$13,244	$19,028	$18,434
6/30/2023	$14,403	$20,328	$19,859
7/31/2023	$14,871	$21,056	$20,460
8/31/2023	$14,647	$20,650	$19,785
9/30/2023	$13,813	$19,666	$18,822
10/31/2023	$12,796	$19,145	$17,861
11/30/2023	$14,342	$20,930	$20,040
12/31/2023	$15,583	$22,040	$21,559
1/31/2024	$15,359	$22,285	$21,443
2/29/2024	$16,600	$23,491	$23,055
3/31/2024	$17,068	$24,249	$23,607
4/30/2024	$15,888	$23,182	$22,236
5/31/2024	$15,604	$24,277	$22,473
6/30/2024	$15,766	$25,028	$22,848
7/31/2024	$16,092	$25,494	$22,987
8/31/2024	$16,967	$26,049	$23,558
9/30/2024	$17,292	$26,587	$24,343
10/31/2024	$17,028	$26,392	$24,768
11/30/2024	$18,797	$28,148	$28,069
12/31/2024	$17,931	$27,288	$26,325
1/31/2025	$19,210	$28,149	$28,004
2/28/2025	$17,910	$27,610	$26,408
3/31/2025	$16,396	$25,999	$24,450
4/30/2025	$17,057	$25,825	$25,272
5/31/2025	$18,784	$27,462	$27,694
6/30/2025	$19,999	$28,857	$28,901
7/31/2025	$20,127	$29,492	$29,488
8/31/2025	$19,901	$30,175	$29,783
9/30/2025	$19,922	$31,216	$29,704
10/31/2025	$19,645	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CH3	1 Year	5 Years	Since Inception 3/10/17
Class C with Load	14.37%	6.69%	8.12%
Class C	15.37%	6.69%	8.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132303
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class I
Trading Symbol			IMCGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.92%

Expenses Paid, Amount			$ 100
Expense Ratio, Percent			0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 16.63%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,122	$10,025	$10,114
5/31/2017	$10,175	$10,131	$10,264
6/30/2017	$10,160	$10,235	$10,509
7/31/2017	$10,442	$10,327	$10,540
8/31/2017	$10,442	$10,522	$10,716
9/30/2017	$10,396	$10,542	$10,792
10/31/2017	$10,877	$11,035	$11,407
11/30/2017	$11,235	$11,370	$11,789
12/31/2017	$11,437	$11,484	$11,852
1/31/2018	$11,911	$12,089	$12,523
2/28/2018	$11,491	$11,644	$12,130
3/31/2018	$11,289	$11,410	$12,110
4/30/2018	$11,134	$11,453	$11,995
5/31/2018	$11,755	$11,776	$12,444
6/30/2018	$11,499	$11,854	$12,492
7/31/2018	$11,748	$12,247	$12,760
8/31/2018	$11,973	$12,677	$13,496
9/30/2018	$11,670	$12,698	$13,438
10/31/2018	$10,155	$11,763	$12,108
11/30/2018	$10,403	$11,999	$12,416
12/31/2018	$9,240	$10,882	$11,289
1/31/2019	$10,367	$11,816	$12,586
2/28/2019	$10,882	$12,231	$13,324
3/31/2019	$11,014	$12,410	$13,504
4/30/2019	$11,446	$12,906	$14,111
5/31/2019	$11,194	$12,070	$13,299
6/30/2019	$11,961	$12,918	$14,233
7/31/2019	$12,081	$13,110	$14,566
8/31/2019	$11,949	$12,843	$14,300
9/30/2019	$12,093	$13,068	$14,138
10/31/2019	$12,536	$13,350	$14,400
11/30/2019	$13,064	$13,857	$15,116
12/31/2019	$13,246	$14,257	$15,293
1/31/2020	$13,367	$14,242	$15,436
2/29/2020	$12,283	$13,076	$14,372
3/31/2020	$10,431	$11,278	$12,228
4/30/2020	$12,039	$12,771	$14,143
5/31/2020	$13,355	$13,454	$15,564
6/30/2020	$13,843	$13,762	$15,929
7/31/2020	$14,586	$14,543	$17,201
8/31/2020	$15,110	$15,597	$17,669
9/30/2020	$14,793	$15,029	$17,422
10/31/2020	$14,744	$14,704	$17,443
11/30/2020	$16,560	$16,493	$19,786
12/31/2020	$17,264	$17,235	$20,735
1/31/2021	$17,085	$17,159	$20,666
2/28/2021	$17,736	$17,695	$21,019
3/31/2021	$17,391	$18,329	$20,618
4/30/2021	$18,310	$19,274	$21,777
5/31/2021	$17,570	$19,362	$21,444
6/30/2021	$18,514	$19,840	$22,901
7/31/2021	$18,820	$20,175	$23,137
8/31/2021	$19,267	$20,750	$23,884
9/30/2021	$18,553	$19,819	$22,727
10/31/2021	$19,701	$21,160	$24,321
11/30/2021	$17,940	$20,838	$23,293
12/31/2021	$18,402	$21,658	$23,375
1/31/2022	$15,892	$20,384	$20,358
2/28/2022	$15,707	$19,870	$20,111
3/31/2022	$16,003	$20,515	$20,434
4/30/2022	$13,862	$18,674	$18,133
5/31/2022	$13,308	$18,649	$17,431
6/30/2022	$12,200	$17,089	$16,128
7/31/2022	$13,622	$18,692	$18,102
8/31/2022	$13,179	$17,994	$17,509
9/30/2022	$11,961	$16,326	$16,023
10/31/2022	$12,783	$17,665	$17,282
11/30/2022	$13,430	$18,587	$18,222
12/31/2022	$12,542	$17,498	$17,129
1/31/2023	$13,948	$18,703	$18,623
2/28/2023	$13,800	$18,266	$18,440
3/31/2023	$14,078	$18,755	$18,694
4/30/2023	$13,671	$18,955	$18,423
5/31/2023	$13,967	$19,028	$18,434
6/30/2023	$15,188	$20,328	$19,859
7/31/2023	$15,724	$21,056	$20,460
8/31/2023	$15,502	$20,650	$19,785
9/30/2023	$14,614	$19,666	$18,822
10/31/2023	$13,560	$19,145	$17,861
11/30/2023	$15,225	$20,930	$20,040
12/31/2023	$16,538	$22,040	$21,559
1/31/2024	$16,316	$22,285	$21,443
2/29/2024	$17,648	$23,491	$23,055
3/31/2024	$18,166	$24,249	$23,607
4/30/2024	$16,927	$23,182	$22,236
5/31/2024	$16,649	$24,277	$22,473
6/30/2024	$16,834	$25,028	$22,848
7/31/2024	$17,186	$25,494	$22,987
8/31/2024	$18,166	$26,049	$23,558
9/30/2024	$18,518	$26,587	$24,343
10/31/2024	$18,259	$26,392	$24,768
11/30/2024	$20,164	$28,148	$28,069
12/31/2024	$19,266	$27,288	$26,325
1/31/2025	$20,652	$28,149	$28,004
2/28/2025	$19,266	$27,610	$26,408
3/31/2025	$17,650	$25,999	$24,450
4/30/2025	$18,381	$25,825	$25,272
5/31/2025	$20,267	$27,462	$27,694
6/30/2025	$21,595	$28,857	$28,901
7/31/2025	$21,768	$29,492	$29,488
8/31/2025	$21,525	$30,175	$29,783
9/30/2025	$21,583	$31,216	$29,704
10/31/2025	$21,294	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CH8	1 Year	5 Years	Since Inception 3/10/17
Class I	16.63%	7.63%	9.14%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132304
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$89	0.82%

Expenses Paid, Amount			$ 89
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 16.66%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,122	$10,025	$10,114
5/31/2017	$10,175	$10,131	$10,264
6/30/2017	$10,160	$10,235	$10,509
7/31/2017	$10,441	$10,327	$10,540
8/31/2017	$10,441	$10,522	$10,716
9/30/2017	$10,403	$10,542	$10,792
10/31/2017	$10,882	$11,035	$11,407
11/30/2017	$11,247	$11,370	$11,789
12/31/2017	$11,444	$11,484	$11,852
1/31/2018	$11,917	$12,089	$12,523
2/28/2018	$11,498	$11,644	$12,130
3/31/2018	$11,304	$11,410	$12,110
4/30/2018	$11,149	$11,453	$11,995
5/31/2018	$11,769	$11,776	$12,444
6/30/2018	$11,513	$11,854	$12,492
7/31/2018	$11,769	$12,247	$12,760
8/31/2018	$11,987	$12,677	$13,496
9/30/2018	$11,684	$12,698	$13,438
10/31/2018	$10,163	$11,763	$12,108
11/30/2018	$10,396	$11,999	$12,416
12/31/2018	$9,238	$10,882	$11,289
1/31/2019	$10,369	$11,816	$12,586
2/28/2019	$10,869	$12,231	$13,324
3/31/2019	$11,012	$12,410	$13,504
4/30/2019	$11,452	$12,906	$14,111
5/31/2019	$11,190	$12,070	$13,299
6/30/2019	$11,952	$12,918	$14,233
7/31/2019	$12,083	$13,110	$14,566
8/31/2019	$11,952	$12,843	$14,300
9/30/2019	$12,083	$13,068	$14,138
10/31/2019	$12,535	$13,350	$14,400
11/30/2019	$13,071	$13,857	$15,116
12/31/2019	$13,240	$14,257	$15,293
1/31/2020	$13,361	$14,242	$15,436
2/29/2020	$12,272	$13,076	$14,372
3/31/2020	$10,432	$11,278	$12,228
4/30/2020	$12,042	$12,771	$14,143
5/31/2020	$13,361	$13,454	$15,564
6/30/2020	$13,845	$13,762	$15,929
7/31/2020	$14,595	$14,543	$17,201
8/31/2020	$15,116	$15,597	$17,669
9/30/2020	$14,801	$15,029	$17,422
10/31/2020	$14,753	$14,704	$17,443
11/30/2020	$16,580	$16,493	$19,786
12/31/2020	$17,280	$17,235	$20,735
1/31/2021	$17,102	$17,159	$20,666
2/28/2021	$17,749	$17,695	$21,019
3/31/2021	$17,419	$18,329	$20,618
4/30/2021	$18,331	$19,274	$21,777
5/31/2021	$17,596	$19,362	$21,444
6/30/2021	$18,547	$19,840	$22,901
7/31/2021	$18,851	$20,175	$23,137
8/31/2021	$19,294	$20,750	$23,884
9/30/2021	$18,585	$19,819	$22,727
10/31/2021	$19,737	$21,160	$24,321
11/30/2021	$17,964	$20,838	$23,293
12/31/2021	$18,434	$21,658	$23,375
1/31/2022	$15,933	$20,384	$20,358
2/28/2022	$15,751	$19,870	$20,111
3/31/2022	$16,043	$20,515	$20,434
4/30/2022	$13,871	$18,674	$18,133
5/31/2022	$13,305	$18,649	$17,431
6/30/2022	$12,210	$17,089	$16,128
7/31/2022	$13,634	$18,692	$18,102
8/31/2022	$13,196	$17,994	$17,509
9/30/2022	$11,973	$16,326	$16,023
10/31/2022	$12,794	$17,665	$17,282
11/30/2022	$13,451	$18,587	$18,222
12/31/2022	$12,539	$17,498	$17,129
1/31/2023	$13,962	$18,703	$18,623
2/28/2023	$13,816	$18,266	$18,440
3/31/2023	$14,108	$18,755	$18,694
4/30/2023	$13,688	$18,955	$18,423
5/31/2023	$13,980	$19,028	$18,434
6/30/2023	$15,221	$20,328	$19,859
7/31/2023	$15,751	$21,056	$20,460
8/31/2023	$15,532	$20,650	$19,785
9/30/2023	$14,637	$19,666	$18,822
10/31/2023	$13,579	$19,145	$17,861
11/30/2023	$15,240	$20,930	$20,040
12/31/2023	$16,572	$22,040	$21,559
1/31/2024	$16,353	$22,285	$21,443
2/29/2024	$17,685	$23,491	$23,055
3/31/2024	$18,215	$24,249	$23,607
4/30/2024	$16,974	$23,182	$22,236
5/31/2024	$16,682	$24,277	$22,473
6/30/2024	$16,864	$25,028	$22,848
7/31/2024	$17,229	$25,494	$22,987
8/31/2024	$18,196	$26,049	$23,558
9/30/2024	$18,561	$26,587	$24,343
10/31/2024	$18,306	$26,392	$24,768
11/30/2024	$20,204	$28,148	$28,069
12/31/2024	$19,318	$27,288	$26,325
1/31/2025	$20,703	$28,149	$28,004
2/28/2025	$19,318	$27,610	$26,408
3/31/2025	$17,705	$25,999	$24,450
4/30/2025	$18,426	$25,825	$25,272
5/31/2025	$20,305	$27,462	$27,694
6/30/2025	$21,652	$28,857	$28,901
7/31/2025	$21,823	$29,492	$29,488
8/31/2025	$21,583	$30,175	$29,783
9/30/2025	$21,640	$31,216	$29,704
10/31/2025	$21,355	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CH4	1 Year	5 Years	Since Inception 3/10/17
Class I2	16.66%	7.68%	9.17%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171825
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class I3
Trading Symbol			TMITX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$89	0.82%

Expenses Paid, Amount			$ 89
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 16.59%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,053	$10,025	$10,114
5/31/2017	$10,113	$10,131	$10,264
6/30/2017	$10,091	$10,235	$10,509
7/31/2017	$10,378	$10,327	$10,540
8/31/2017	$10,378	$10,522	$10,716
9/30/2017	$10,340	$10,542	$10,792
10/31/2017	$10,816	$11,035	$11,407
11/30/2017	$11,178	$11,370	$11,789
12/31/2017	$11,376	$11,484	$11,852
1/31/2018	$11,853	$12,089	$12,523
2/28/2018	$11,430	$11,644	$12,130
3/31/2018	$11,237	$11,410	$12,110
4/30/2018	$11,091	$11,453	$11,995
5/31/2018	$11,707	$11,776	$12,444
6/30/2018	$11,461	$11,854	$12,492
7/31/2018	$11,707	$12,247	$12,760
8/31/2018	$11,930	$12,677	$13,496
9/30/2018	$11,630	$12,698	$13,438
10/31/2018	$10,114	$11,763	$12,108
11/30/2018	$10,352	$11,999	$12,416
12/31/2018	$9,195	$10,882	$11,289
1/31/2019	$10,310	$11,816	$12,586
2/28/2019	$10,820	$12,231	$13,324
3/31/2019	$10,963	$12,410	$13,504
4/30/2019	$11,390	$12,906	$14,111
5/31/2019	$11,141	$12,070	$13,299
6/30/2019	$11,900	$12,918	$14,233
7/31/2019	$12,018	$13,110	$14,566
8/31/2019	$11,900	$12,843	$14,300
9/30/2019	$12,030	$13,068	$14,138
10/31/2019	$12,481	$13,350	$14,400
11/30/2019	$13,003	$13,857	$15,116
12/31/2019	$13,183	$14,257	$15,293
1/31/2020	$13,304	$14,242	$15,436
2/29/2020	$12,218	$13,076	$14,372
3/31/2020	$10,385	$11,278	$12,228
4/30/2020	$11,989	$12,771	$14,143
5/31/2020	$13,292	$13,454	$15,564
6/30/2020	$13,774	$13,762	$15,929
7/31/2020	$14,534	$14,543	$17,201
8/31/2020	$15,053	$15,597	$17,669
9/30/2020	$14,727	$15,029	$17,422
10/31/2020	$14,691	$14,704	$17,443
11/30/2020	$16,500	$16,493	$19,786
12/31/2020	$17,210	$17,235	$20,735
1/31/2021	$17,020	$17,159	$20,666
2/28/2021	$17,664	$17,695	$21,019
3/31/2021	$17,336	$18,329	$20,618
4/30/2021	$18,245	$19,274	$21,777
5/31/2021	$17,513	$19,362	$21,444
6/30/2021	$18,460	$19,840	$22,901
7/31/2021	$18,763	$20,175	$23,137
8/31/2021	$19,205	$20,750	$23,884
9/30/2021	$18,497	$19,819	$22,727
10/31/2021	$19,634	$21,160	$24,321
11/30/2021	$17,891	$20,838	$23,293
12/31/2021	$18,347	$21,658	$23,375
1/31/2022	$15,854	$20,384	$20,358
2/28/2022	$15,672	$19,870	$20,111
3/31/2022	$15,963	$20,515	$20,434
4/30/2022	$13,797	$18,674	$18,133
5/31/2022	$13,251	$18,649	$17,431
6/30/2022	$12,159	$17,089	$16,128
7/31/2022	$13,578	$18,692	$18,102
8/31/2022	$13,142	$17,994	$17,509
9/30/2022	$11,922	$16,326	$16,023
10/31/2022	$12,741	$17,665	$17,282
11/30/2022	$13,378	$18,587	$18,222
12/31/2022	$12,486	$17,498	$17,129
1/31/2023	$13,906	$18,703	$18,623
2/28/2023	$13,742	$18,266	$18,440
3/31/2023	$14,033	$18,755	$18,694
4/30/2023	$13,615	$18,955	$18,423
5/31/2023	$13,924	$19,028	$18,434
6/30/2023	$15,144	$20,328	$19,859
7/31/2023	$15,672	$21,056	$20,460
8/31/2023	$15,453	$20,650	$19,785
9/30/2023	$14,580	$19,666	$18,822
10/31/2023	$13,524	$19,145	$17,861
11/30/2023	$15,180	$20,930	$20,040
12/31/2023	$16,491	$22,040	$21,559
1/31/2024	$16,272	$22,285	$21,443
2/29/2024	$17,601	$23,491	$23,055
3/31/2024	$18,129	$24,249	$23,607
4/30/2024	$16,891	$23,182	$22,236
5/31/2024	$16,600	$24,277	$22,473
6/30/2024	$16,800	$25,028	$22,848
7/31/2024	$17,164	$25,494	$22,987
8/31/2024	$18,129	$26,049	$23,558
9/30/2024	$18,475	$26,587	$24,343
10/31/2024	$18,220	$26,392	$24,768
11/30/2024	$20,113	$28,148	$28,069
12/31/2024	$19,211	$27,288	$26,325
1/31/2025	$20,611	$28,149	$28,004
2/28/2025	$19,230	$27,610	$26,408
3/31/2025	$17,621	$25,999	$24,450
4/30/2025	$18,340	$25,825	$25,272
5/31/2025	$20,214	$27,462	$27,694
6/30/2025	$21,539	$28,857	$28,901
7/31/2025	$21,709	$29,492	$29,488
8/31/2025	$21,470	$30,175	$29,783
9/30/2025	$21,527	$31,216	$29,704
10/31/2025	$21,243	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CHD	1 Year	5 Years	Since Inception 3/10/17
Class I3	16.59%	7.65%	9.10%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171823
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class R
Trading Symbol			TMIRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.33%

Expenses Paid, Amount			$ 144
Expense Ratio, Percent			1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 16.00%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,053	$10,025	$10,114
5/31/2017	$10,106	$10,131	$10,264
6/30/2017	$10,076	$10,235	$10,509
7/31/2017	$10,355	$10,327	$10,540
8/31/2017	$10,347	$10,522	$10,716
9/30/2017	$10,310	$10,542	$10,792
10/31/2017	$10,770	$11,035	$11,407
11/30/2017	$11,125	$11,370	$11,789
12/31/2017	$11,325	$11,484	$11,852
1/31/2018	$11,785	$12,089	$12,523
2/28/2018	$11,363	$11,644	$12,130
3/31/2018	$11,164	$11,410	$12,110
4/30/2018	$11,010	$11,453	$11,995
5/31/2018	$11,616	$11,776	$12,444
6/30/2018	$11,363	$11,854	$12,492
7/31/2018	$11,609	$12,247	$12,760
8/31/2018	$11,824	$12,677	$13,496
9/30/2018	$11,524	$12,698	$13,438
10/31/2018	$10,028	$11,763	$12,108
11/30/2018	$10,266	$11,999	$12,416
12/31/2018	$9,109	$10,882	$11,289
1/31/2019	$10,216	$11,816	$12,586
2/28/2019	$10,711	$12,231	$13,324
3/31/2019	$10,853	$12,410	$13,504
4/30/2019	$11,277	$12,906	$14,111
5/31/2019	$11,018	$12,070	$13,299
6/30/2019	$11,772	$12,918	$14,233
7/31/2019	$11,890	$13,110	$14,566
8/31/2019	$11,748	$12,843	$14,300
9/30/2019	$11,878	$13,068	$14,138
10/31/2019	$12,314	$13,350	$14,400
11/30/2019	$12,832	$13,857	$15,116
12/31/2019	$12,999	$14,257	$15,293
1/31/2020	$13,107	$14,242	$15,436
2/29/2020	$12,041	$13,076	$14,372
3/31/2020	$10,232	$11,278	$12,228
4/30/2020	$11,801	$12,771	$14,143
5/31/2020	$13,083	$13,454	$15,564
6/30/2020	$13,551	$13,762	$15,929
7/31/2020	$14,281	$14,543	$17,201
8/31/2020	$14,785	$15,597	$17,669
9/30/2020	$14,473	$15,029	$17,422
10/31/2020	$14,413	$14,704	$17,443
11/30/2020	$16,198	$16,493	$19,786
12/31/2020	$16,879	$17,235	$20,735
1/31/2021	$16,691	$17,159	$20,666
2/28/2021	$17,318	$17,695	$21,019
3/31/2021	$16,992	$18,329	$20,618
4/30/2021	$17,870	$19,274	$21,777
5/31/2021	$17,155	$19,362	$21,444
6/30/2021	$18,071	$19,840	$22,901
7/31/2021	$18,347	$20,175	$23,137
8/31/2021	$18,774	$20,750	$23,884
9/30/2021	$18,084	$19,819	$22,727
10/31/2021	$19,188	$21,160	$24,321
11/30/2021	$17,469	$20,838	$23,293
12/31/2021	$17,907	$21,658	$23,375
1/31/2022	$15,463	$20,384	$20,358
2/28/2022	$15,281	$19,870	$20,111
3/31/2022	$15,573	$20,515	$20,434
4/30/2022	$13,458	$18,674	$18,133
5/31/2022	$12,911	$18,649	$17,431
6/30/2022	$11,835	$17,089	$16,128
7/31/2022	$13,221	$18,692	$18,102
8/31/2022	$12,783	$17,994	$17,509
9/30/2022	$11,598	$16,326	$16,023
10/31/2022	$12,382	$17,665	$17,282
11/30/2022	$13,002	$18,587	$18,222
12/31/2022	$12,126	$17,498	$17,129
1/31/2023	$13,494	$18,703	$18,623
2/28/2023	$13,348	$18,266	$18,440
3/31/2023	$13,622	$18,755	$18,694
4/30/2023	$13,202	$18,955	$18,423
5/31/2023	$13,494	$19,028	$18,434
6/30/2023	$14,679	$20,328	$19,859
7/31/2023	$15,190	$21,056	$20,460
8/31/2023	$14,971	$20,650	$19,785
9/30/2023	$14,114	$19,666	$18,822
10/31/2023	$13,075	$19,145	$17,861
11/30/2023	$14,679	$20,930	$20,040
12/31/2023	$15,956	$22,040	$21,559
1/31/2024	$15,737	$22,285	$21,443
2/29/2024	$17,013	$23,491	$23,055
3/31/2024	$17,506	$24,249	$23,607
4/30/2024	$16,302	$23,182	$22,236
5/31/2024	$16,011	$24,277	$22,473
6/30/2024	$16,193	$25,028	$22,848
7/31/2024	$16,539	$25,494	$22,987
8/31/2024	$17,469	$26,049	$23,558
9/30/2024	$17,798	$26,587	$24,343
10/31/2024	$17,542	$26,392	$24,768
11/30/2024	$19,366	$28,148	$28,069
12/31/2024	$18,480	$27,288	$26,325
1/31/2025	$19,810	$28,149	$28,004
2/28/2025	$18,480	$27,610	$26,408
3/31/2025	$16,923	$25,999	$24,450
4/30/2025	$17,607	$25,825	$25,272
5/31/2025	$19,392	$27,462	$27,694
6/30/2025	$20,665	$28,857	$28,901
7/31/2025	$20,817	$29,492	$29,488
8/31/2025	$20,596	$30,175	$29,783
9/30/2025	$20,634	$31,216	$29,704
10/31/2025	$20,349	$31,885	$29,621

Average Annual Return [Table Text Block]
I5CH5	1 Year	5 Years	Since Inception 3/10/17
Class R	16.00%	7.14%	8.56%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171824
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class R4
Trading Symbol			TMIFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.95%

Expenses Paid, Amount			$ 103
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 16.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell Midcap® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,091	$10,055	$10,022
12/31/2015	$9,720	$9,849	$9,795
1/31/2016	$8,853	$9,293	$9,054
2/29/2016	$8,899	$9,290	$9,196
3/31/2016	$9,573	$9,944	$9,852
4/30/2016	$9,610	$10,006	$9,846
5/31/2016	$9,868	$10,185	$10,008
6/30/2016	$9,665	$10,206	$10,006
7/31/2016	$10,209	$10,611	$10,502
8/31/2016	$10,232	$10,638	$10,471
9/30/2016	$10,153	$10,655	$10,465
10/31/2016	$10,123	$10,424	$10,040
11/30/2016	$10,807	$10,891	$10,477
12/31/2016	$10,900	$11,103	$10,513
1/31/2017	$11,184	$11,312	$10,864
2/28/2017	$11,561	$11,733	$11,176
3/31/2017	$11,701	$11,741	$11,238
4/30/2017	$11,762	$11,865	$11,405
5/31/2017	$11,745	$11,987	$11,677
6/30/2017	$12,070	$12,095	$11,712
7/31/2017	$12,070	$12,323	$11,907
8/31/2017	$12,017	$12,347	$11,991
10/31/2017	$12,571	$12,924	$12,675
11/30/2017	$12,993	$13,316	$13,099
12/31/2017	$13,220	$13,450	$13,170
1/31/2018	$13,765	$14,158	$13,915
2/28/2018	$13,283	$13,637	$13,478
3/31/2018	$13,050	$13,363	$13,456
4/30/2018	$12,872	$13,414	$13,329
5/31/2018	$13,596	$13,792	$13,827
6/30/2018	$13,301	$13,883	$13,881
7/31/2018	$13,596	$14,343	$14,179
8/31/2018	$13,846	$14,847	$14,996
9/30/2018	$13,497	$14,871	$14,932
10/31/2018	$11,736	$13,776	$13,454
11/30/2018	$12,004	$14,052	$13,796
12/31/2018	$10,670	$12,745	$12,544
1/31/2019	$11,959	$13,838	$13,985
2/28/2019	$12,549	$14,325	$14,805
3/31/2019	$12,700	$14,534	$15,005
4/30/2019	$13,207	$15,115	$15,680
5/31/2019	$12,906	$14,137	$14,778
6/30/2019	$13,797	$15,129	$15,816
7/31/2019	$13,934	$15,354	$16,185
8/31/2019	$13,783	$15,041	$15,890
9/30/2019	$13,934	$15,305	$15,709
10/31/2019	$14,442	$15,635	$16,001
11/30/2019	$15,059	$16,229	$16,797
12/31/2019	$15,253	$16,698	$16,993
1/31/2020	$15,393	$16,680	$17,152
2/29/2020	$14,138	$15,314	$15,970
3/31/2020	$12,019	$13,208	$13,588
4/30/2020	$13,873	$14,957	$15,716
5/31/2020	$15,379	$15,757	$17,294
6/30/2020	$15,937	$16,117	$17,700
7/31/2020	$16,801	$17,033	$19,114
8/31/2020	$17,401	$18,266	$19,634
9/30/2020	$17,024	$17,601	$19,359
10/31/2020	$16,968	$17,221	$19,382
11/30/2020	$19,074	$19,317	$21,986
12/31/2020	$19,880	$20,186	$23,041
1/31/2021	$19,675	$20,096	$22,964
2/28/2021	$20,405	$20,724	$23,356
3/31/2021	$20,026	$21,467	$22,910
4/30/2021	$21,077	$22,573	$24,198
5/31/2021	$20,230	$22,676	$23,828
6/30/2021	$21,310	$23,236	$25,447
7/31/2021	$21,660	$23,628	$25,709
8/31/2021	$22,171	$24,302	$26,539
9/30/2021	$21,354	$23,212	$25,254
10/31/2021	$22,668	$24,782	$27,024
11/30/2021	$20,639	$24,404	$25,883
12/31/2021	$21,181	$25,365	$25,973
1/31/2022	$18,275	$23,873	$22,622
2/28/2022	$18,065	$23,272	$22,347
3/31/2022	$18,423	$24,026	$22,706
4/30/2022	$15,917	$21,870	$20,149
5/31/2022	$15,264	$21,841	$19,369
6/30/2022	$14,001	$20,014	$17,921
7/31/2022	$15,643	$21,891	$20,114
8/31/2022	$15,138	$21,074	$19,456
9/30/2022	$13,727	$19,120	$17,804
10/31/2022	$14,675	$20,688	$19,204
11/30/2022	$15,412	$21,768	$20,248
12/31/2022	$14,380	$20,493	$19,033
1/31/2023	$16,001	$21,905	$20,694
2/28/2023	$15,833	$21,393	$20,490
3/31/2023	$16,170	$21,965	$20,772
4/30/2023	$15,685	$22,199	$20,471
5/31/2023	$16,022	$22,285	$20,484
6/30/2023	$17,433	$23,807	$22,067
7/31/2023	$18,022	$24,661	$22,735
8/31/2023	$17,770	$24,185	$21,985
9/30/2023	$16,759	$23,032	$20,914
10/31/2023	$15,538	$22,422	$19,847
11/30/2023	$17,454	$24,513	$22,268
12/31/2023	$18,970	$25,813	$23,956
1/31/2024	$18,717	$26,099	$23,827
2/29/2024	$20,233	$27,512	$25,619
3/31/2024	$20,823	$28,399	$26,231
4/30/2024	$19,412	$27,150	$24,708
5/31/2024	$19,075	$28,432	$24,971
6/30/2024	$19,286	$29,313	$25,388
7/31/2024	$19,707	$29,857	$25,542
8/31/2024	$20,802	$30,507	$26,177
9/30/2024	$21,202	$31,138	$27,049
10/31/2024	$20,907	$30,910	$27,522
11/30/2024	$23,076	$32,966	$31,190
12/31/2024	$22,053	$31,958	$29,251
1/31/2025	$23,652	$32,967	$31,117
2/28/2025	$22,053	$32,336	$29,344
3/31/2025	$20,192	$30,449	$27,169
4/30/2025	$21,024	$30,245	$28,081
5/31/2025	$23,170	$32,162	$30,773
6/30/2025	$24,681	$33,796	$32,114
7/31/2025	$24,878	$34,540	$32,766
8/31/2025	$24,602	$35,340	$33,094
9/30/2025	$24,667	$36,559	$33,006
10/31/2025	$24,361	$37,343	$32,914

Average Annual Return [Table Text Block]
I5CHE	1 Year	5 Years	10 Years
Class R4	16.52%	7.50%	9.31%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000228028
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Growth
Class Name			Class R6
Trading Symbol			TAGFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.82%

Expenses Paid, Amount			$ 89
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 16.69%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,541	$10,247	$10,680
7/31/2021	$10,707	$10,420	$10,790
8/31/2021	$10,966	$10,717	$11,138
9/30/2021	$10,562	$10,236	$10,598
10/31/2021	$11,211	$10,928	$11,341
11/30/2021	$10,209	$10,762	$10,862
12/31/2021	$10,484	$11,186	$10,900
1/31/2022	$9,050	$10,528	$9,494
2/28/2022	$8,946	$10,263	$9,379
3/31/2022	$9,123	$10,595	$9,529
4/30/2022	$7,886	$9,645	$8,456
5/31/2022	$7,564	$9,632	$8,129
6/30/2022	$6,941	$8,826	$7,521
7/31/2022	$7,751	$9,654	$8,442
8/31/2022	$7,502	$9,294	$8,165
9/30/2022	$6,806	$8,432	$7,472
10/31/2022	$7,273	$9,123	$8,059
11/30/2022	$7,647	$9,599	$8,498
12/31/2022	$7,138	$9,037	$7,988
1/31/2023	$7,938	$9,660	$8,685
2/28/2023	$7,855	$9,434	$8,599
3/31/2023	$8,021	$9,686	$8,717
4/30/2023	$7,782	$9,789	$8,591
5/31/2023	$7,949	$9,828	$8,596
6/30/2023	$8,655	$10,499	$9,261
7/31/2023	$8,956	$10,875	$9,541
8/31/2023	$8,832	$10,665	$9,227
9/30/2023	$8,323	$10,157	$8,777
10/31/2023	$7,720	$9,888	$8,329
11/30/2023	$8,665	$10,810	$9,345
12/31/2023	$9,424	$11,383	$10,054
1/31/2024	$9,299	$11,509	$10,000
2/29/2024	$10,058	$12,132	$10,752
3/31/2024	$10,349	$12,524	$11,009
4/30/2024	$9,642	$11,973	$10,369
5/31/2024	$9,486	$12,538	$10,480
6/30/2024	$9,590	$12,926	$10,655
7/31/2024	$9,798	$13,167	$10,719
8/31/2024	$10,349	$13,453	$10,986
9/30/2024	$10,556	$13,732	$11,352
10/31/2024	$10,401	$13,631	$11,550
11/30/2024	$11,492	$14,538	$13,090
12/31/2024	$10,977	$14,093	$12,276
1/31/2025	$11,776	$14,538	$13,059
2/28/2025	$10,977	$14,260	$12,315
3/31/2025	$10,058	$13,428	$11,402
4/30/2025	$10,469	$13,338	$11,785
5/31/2025	$11,549	$14,183	$12,915
6/30/2025	$12,306	$14,904	$13,477
7/31/2025	$12,403	$15,232	$13,751
8/31/2025	$12,266	$15,584	$13,889
9/30/2025	$12,299	$16,122	$13,852
10/31/2025	$12,137	$16,468	$13,813

Average Annual Return [Table Text Block]
I5CHB	1 Year	Since Inception 5/28/21
Class R6	16.69%	4.48%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	7.58%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 144,042,042
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,004,490
InvestmentCompanyPortfolioTurnover			109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000140993
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class A
Trading Symbol			MCVAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.18%

Expenses Paid, Amount			$ 121
Expense Ratio, Percent			1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.82%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund at NAV underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,435	$10,055	$10,029
12/31/2015	$9,224	$9,849	$9,719
1/31/2016	$8,922	$9,293	$9,182
2/29/2016	$9,155	$9,290	$9,246
3/31/2016	$9,698	$9,944	$10,099
4/30/2016	$9,595	$10,006	$10,316
5/31/2016	$9,776	$10,185	$10,485
6/30/2016	$9,922	$10,206	$10,581
7/31/2016	$10,224	$10,611	$11,029
8/31/2016	$10,276	$10,638	$11,006
9/30/2016	$10,345	$10,655	$11,052
10/31/2016	$10,181	$10,424	$10,784
11/30/2016	$10,501	$10,891	$11,459
12/31/2016	$10,682	$11,103	$11,662
1/31/2017	$10,888	$11,312	$11,858
2/28/2017	$11,196	$11,733	$12,190
3/31/2017	$11,196	$11,741	$12,101
4/30/2017	$11,168	$11,865	$12,124
5/31/2017	$11,196	$11,987	$12,086
6/30/2017	$11,411	$12,095	$12,266
7/31/2017	$11,569	$12,323	$12,429
8/31/2017	$11,149	$12,347	$12,196
9/30/2017	$11,168	$12,648	$12,529
10/31/2017	$11,075	$12,924	$12,630
11/30/2017	$11,569	$13,316	$13,057
12/31/2017	$11,681	$13,450	$13,218
1/31/2018	$11,903	$14,158	$13,522
2/28/2018	$11,520	$13,637	$12,856
3/31/2018	$11,489	$13,363	$12,887
4/30/2018	$11,489	$13,414	$12,951
5/31/2018	$11,469	$13,792	$13,092
6/30/2018	$11,792	$13,883	$13,198
7/31/2018	$12,124	$14,343	$13,556
8/31/2018	$12,296	$14,847	$13,741
9/30/2018	$12,326	$14,871	$13,632
10/31/2018	$11,600	$13,776	$12,650
11/30/2018	$11,973	$14,052	$12,954
12/31/2018	$10,695	$12,745	$11,594
1/31/2019	$11,832	$13,838	$12,787
2/28/2019	$12,073	$14,325	$13,194
3/31/2019	$12,171	$14,534	$13,260
4/30/2019	$12,609	$15,115	$13,697
5/31/2019	$11,898	$14,137	$12,818
6/30/2019	$12,510	$15,129	$13,683
7/31/2019	$12,663	$15,354	$13,797
8/31/2019	$12,106	$15,041	$13,311
9/30/2019	$12,718	$15,305	$13,851
10/31/2019	$12,718	$15,635	$13,925
11/30/2019	$12,926	$16,229	$14,297
12/31/2019	$13,275	$16,698	$14,731
1/31/2020	$13,095	$16,680	$14,445
2/29/2020	$11,819	$15,314	$13,014
3/31/2020	$8,963	$13,208	$10,060
4/30/2020	$10,205	$14,957	$11,404
5/31/2020	$10,769	$15,757	$11,933
6/30/2020	$10,792	$16,117	$12,067
7/31/2020	$11,074	$17,033	$12,637
8/31/2020	$11,571	$18,266	$13,137
9/30/2020	$11,198	$17,601	$12,840
10/31/2020	$11,345	$17,221	$12,959
11/30/2020	$13,084	$19,317	$14,779
12/31/2020	$13,784	$20,186	$15,463
1/31/2021	$13,716	$20,096	$15,427
2/28/2021	$14,522	$20,724	$16,622
3/31/2021	$15,430	$21,467	$17,481
4/30/2021	$16,214	$22,573	$18,326
5/31/2021	$16,634	$22,676	$18,688
6/30/2021	$16,293	$23,236	$18,470
7/31/2021	$16,259	$23,628	$18,585
8/31/2021	$16,668	$24,302	$18,983
9/30/2021	$16,191	$23,212	$18,284
10/31/2021	$16,725	$24,782	$19,257
11/30/2021	$16,191	$24,404	$18,672
12/31/2021	$17,275	$25,365	$19,845
1/31/2022	$17,071	$23,873	$18,997
2/28/2022	$17,012	$23,272	$18,909
3/31/2022	$17,596	$24,026	$19,483
4/30/2022	$16,822	$21,870	$18,325
5/31/2022	$17,772	$21,841	$18,677
6/30/2022	$15,961	$20,014	$16,624
7/31/2022	$16,968	$21,891	$18,055
8/31/2022	$16,472	$21,074	$17,502
9/30/2022	$14,720	$19,120	$15,805
10/31/2022	$15,990	$20,688	$17,298
11/30/2022	$16,764	$21,768	$18,391
12/31/2022	$16,072	$20,493	$17,457
1/31/2023	$17,365	$21,905	$18,867
2/28/2023	$16,649	$21,393	$18,262
3/31/2023	$16,181	$21,965	$17,687
4/30/2023	$16,353	$22,199	$17,689
5/31/2023	$15,512	$22,285	$16,904
6/30/2023	$16,633	$23,807	$18,370
7/31/2023	$17,318	$24,661	$19,170
8/31/2023	$17,038	$24,185	$18,492
9/30/2023	$16,384	$23,032	$17,551
10/31/2023	$15,808	$22,422	$16,681
11/30/2023	$16,711	$24,513	$18,254
12/31/2023	$17,677	$25,813	$19,676
1/31/2024	$17,661	$26,099	$19,324
2/29/2024	$18,019	$27,512	$20,247
3/31/2024	$18,850	$28,399	$21,295
4/30/2024	$17,921	$27,150	$20,180
5/31/2024	$18,280	$28,432	$20,905
6/30/2024	$17,775	$29,313	$20,570
7/31/2024	$19,159	$29,857	$21,813
8/31/2024	$19,306	$30,507	$22,224
9/30/2024	$19,208	$31,138	$22,643
10/31/2024	$18,931	$30,910	$22,359
11/30/2024	$20,137	$32,966	$24,004
12/31/2024	$18,888	$31,958	$22,248
1/31/2025	$19,514	$32,967	$23,030
2/28/2025	$19,478	$32,336	$22,610
3/31/2025	$19,281	$30,449	$21,778
4/30/2025	$18,780	$30,245	$21,238
5/31/2025	$19,156	$32,162	$22,165
6/30/2025	$19,692	$33,796	$22,943
7/31/2025	$19,728	$34,540	$23,354
8/31/2025	$20,694	$35,340	$24,055
9/30/2025	$20,479	$36,559	$24,360
10/31/2025	$20,032	$37,343	$24,116

Average Annual Return [Table Text Block]
I6CB1	1 Year	5 Years	10 Years
Class A with Load	(0.03%)	10.79%	7.19%
Class A	5.82%	12.04%	7.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000140994
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class C
Trading Symbol			MCVCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.87%

Expenses Paid, Amount			$ 192
Expense Ratio, Percent			1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.12%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund at NAV underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,973	$10,055	$10,029
12/31/2015	$9,737	$9,849	$9,719
1/31/2016	$9,418	$9,293	$9,182
2/29/2016	$9,655	$9,290	$9,246
3/31/2016	$10,221	$9,944	$10,099
4/30/2016	$10,112	$10,006	$10,316
5/31/2016	$10,294	$10,185	$10,485
6/30/2016	$10,450	$10,206	$10,581
7/31/2016	$10,751	$10,611	$11,029
8/31/2016	$10,806	$10,638	$11,006
9/30/2016	$10,870	$10,655	$11,052
10/31/2016	$10,687	$10,424	$10,784
11/30/2016	$11,007	$10,891	$11,459
12/31/2016	$11,201	$11,103	$11,662
1/31/2017	$11,408	$11,312	$11,858
2/28/2017	$11,724	$11,733	$12,190
3/31/2017	$11,714	$11,741	$12,101
4/30/2017	$11,674	$11,865	$12,124
5/31/2017	$11,704	$11,987	$12,086
6/30/2017	$11,921	$12,095	$12,266
7/31/2017	$12,068	$12,323	$12,429
8/31/2017	$11,625	$12,347	$12,196
10/31/2017	$11,536	$12,924	$12,630
11/30/2017	$12,039	$13,316	$13,057
12/31/2017	$12,146	$13,450	$13,218
1/31/2018	$12,368	$14,158	$13,522
2/28/2018	$11,966	$13,637	$12,856
3/31/2018	$11,924	$13,363	$12,887
4/30/2018	$11,924	$13,414	$12,951
5/31/2018	$11,902	$13,792	$13,092
6/30/2018	$12,230	$13,883	$13,198
7/31/2018	$12,558	$14,343	$13,556
8/31/2018	$12,728	$14,847	$13,741
9/30/2018	$12,759	$14,871	$13,632
10/31/2018	$11,998	$13,776	$12,650
11/30/2018	$12,368	$14,052	$12,954
12/31/2018	$11,039	$12,745	$11,594
1/31/2019	$12,201	$13,838	$12,787
2/28/2019	$12,451	$14,325	$13,194
3/31/2019	$12,543	$14,534	$13,260
4/30/2019	$13,010	$15,115	$13,697
5/31/2019	$12,269	$14,137	$12,818
6/30/2019	$12,896	$15,129	$13,683
7/31/2019	$13,044	$15,354	$13,797
8/31/2019	$12,463	$15,041	$13,311
9/30/2019	$13,089	$15,305	$13,851
10/31/2019	$13,078	$15,635	$13,925
11/30/2019	$13,283	$16,229	$14,297
12/31/2019	$13,636	$16,698	$14,731
1/31/2020	$13,437	$16,680	$14,445
2/29/2020	$12,123	$15,314	$13,014
3/31/2020	$9,189	$13,208	$10,060
4/30/2020	$10,456	$14,957	$11,404
5/31/2020	$11,019	$15,757	$11,933
6/30/2020	$11,043	$16,117	$12,067
7/31/2020	$11,325	$17,033	$12,637
8/31/2020	$11,829	$18,266	$13,137
9/30/2020	$11,430	$17,601	$12,840
10/31/2020	$11,583	$17,221	$12,959
11/30/2020	$13,355	$19,317	$14,779
12/31/2020	$14,047	$20,186	$15,463
1/31/2021	$13,977	$20,096	$15,427
2/28/2021	$14,798	$20,724	$16,622
3/31/2021	$15,702	$21,467	$17,481
4/30/2021	$16,500	$22,573	$18,326
5/31/2021	$16,911	$22,676	$18,688
6/30/2021	$16,558	$23,236	$18,470
7/31/2021	$16,512	$23,628	$18,585
8/31/2021	$16,922	$24,302	$18,983
9/30/2021	$16,429	$23,212	$18,284
10/31/2021	$16,957	$24,782	$19,257
11/30/2021	$16,406	$24,404	$18,672
12/31/2021	$17,515	$25,365	$19,845
1/31/2022	$17,288	$23,873	$18,997
2/28/2022	$17,212	$23,272	$18,909
3/31/2022	$17,803	$24,026	$19,483
4/30/2022	$17,015	$21,870	$18,325
5/31/2022	$17,954	$21,841	$18,677
6/30/2022	$16,121	$20,014	$16,624
7/31/2022	$17,136	$21,891	$18,055
8/31/2022	$16,606	$21,074	$17,502
9/30/2022	$14,848	$19,120	$15,805
10/31/2022	$16,121	$20,688	$17,298
11/30/2022	$16,879	$21,768	$18,391
12/31/2022	$16,180	$20,493	$17,457
1/31/2023	$17,483	$21,905	$18,867
2/28/2023	$16,743	$21,393	$18,262
3/31/2023	$16,261	$21,965	$17,687
4/30/2023	$16,422	$22,199	$17,689
5/31/2023	$15,569	$22,285	$16,904
6/30/2023	$16,695	$23,807	$18,370
7/31/2023	$17,354	$24,661	$19,170
8/31/2023	$17,081	$24,185	$18,492
9/30/2023	$16,406	$23,032	$17,551
10/31/2023	$15,810	$22,422	$16,681
11/30/2023	$16,711	$24,513	$18,254
12/31/2023	$17,670	$25,813	$19,676
1/31/2024	$17,653	$26,099	$19,324
2/29/2024	$18,005	$27,512	$20,247
3/31/2024	$18,826	$28,399	$21,295
4/30/2024	$17,871	$27,150	$20,180
5/31/2024	$18,223	$28,432	$20,905
6/30/2024	$17,720	$29,313	$20,570
7/31/2024	$19,077	$29,857	$21,813
8/31/2024	$19,211	$30,507	$22,224
9/30/2024	$19,110	$31,138	$22,643
10/31/2024	$18,826	$30,910	$22,359
11/30/2024	$19,998	$32,966	$24,004
12/31/2024	$18,748	$31,958	$22,248
1/31/2025	$19,369	$32,967	$23,030
2/28/2025	$19,333	$32,336	$22,610
3/31/2025	$19,113	$30,449	$21,778
4/30/2025	$18,602	$30,245	$21,238
5/31/2025	$18,967	$32,162	$22,165
6/30/2025	$19,479	$33,796	$22,943
7/31/2025	$19,515	$34,540	$23,354
8/31/2025	$20,447	$35,340	$24,055
9/30/2025	$20,228	$36,559	$24,360
10/31/2025	$19,790	$37,343	$24,116

Average Annual Return [Table Text Block]
I6CB3	1 Year	5 Years	10 Years
Class C with Load	4.16%	11.31%	7.06%
Class C	5.12%	11.31%	7.06%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000140995
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class I
Trading Symbol			MVTIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 6.25%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,982	$10,055	$10,029
12/31/2015	$9,753	$9,849	$9,719
1/31/2016	$9,443	$9,293	$9,182
2/29/2016	$9,680	$9,290	$9,246
3/31/2016	$10,263	$9,944	$10,099
4/30/2016	$10,163	$10,006	$10,316
5/31/2016	$10,354	$10,185	$10,485
6/30/2016	$10,518	$10,206	$10,581
7/31/2016	$10,827	$10,611	$11,029
8/31/2016	$10,891	$10,638	$11,006
9/30/2016	$10,964	$10,655	$11,052
10/31/2016	$10,800	$10,424	$10,784
11/30/2016	$11,128	$10,891	$11,459
12/31/2016	$11,322	$11,103	$11,662
1/31/2017	$11,549	$11,312	$11,858
2/28/2017	$11,874	$11,733	$12,190
3/31/2017	$11,874	$11,741	$12,101
4/30/2017	$11,845	$11,865	$12,124
5/31/2017	$11,884	$11,987	$12,086
6/30/2017	$12,111	$12,095	$12,266
7/31/2017	$12,279	$12,323	$12,429
8/31/2017	$11,835	$12,347	$12,196
10/31/2017	$11,766	$12,924	$12,630
11/30/2017	$12,289	$13,316	$13,057
12/31/2017	$12,416	$13,450	$13,218
1/31/2018	$12,651	$14,158	$13,522
2/28/2018	$12,256	$13,637	$12,856
3/31/2018	$12,224	$13,363	$12,887
4/30/2018	$12,235	$13,414	$12,951
5/31/2018	$12,213	$13,792	$13,092
6/30/2018	$12,565	$13,883	$13,198
7/31/2018	$12,917	$14,343	$13,556
8/31/2018	$13,099	$14,847	$13,741
9/30/2018	$13,141	$14,871	$13,632
10/31/2018	$12,373	$13,776	$12,650
11/30/2018	$12,757	$14,052	$12,954
12/31/2018	$11,394	$12,745	$11,594
1/31/2019	$12,612	$13,838	$12,787
2/28/2019	$12,879	$14,325	$13,194
3/31/2019	$12,983	$14,534	$13,260
4/30/2019	$13,482	$15,115	$13,697
5/31/2019	$12,716	$14,137	$12,818
6/30/2019	$13,378	$15,129	$13,683
7/31/2019	$13,552	$15,354	$13,797
8/31/2019	$12,948	$15,041	$13,311
9/30/2019	$13,610	$15,305	$13,851
10/31/2019	$13,610	$15,635	$13,925
11/30/2019	$13,842	$16,229	$14,297
12/31/2019	$14,222	$16,698	$14,731
1/31/2020	$14,029	$16,680	$14,445
2/29/2020	$12,666	$15,314	$13,014
3/31/2020	$9,602	$13,208	$10,060
4/30/2020	$10,941	$14,957	$11,404
5/31/2020	$11,544	$15,757	$11,933
6/30/2020	$11,568	$16,117	$12,067
7/31/2020	$11,882	$17,033	$12,637
8/31/2020	$12,425	$18,266	$13,137
9/30/2020	$12,027	$17,601	$12,840
10/31/2020	$12,183	$17,221	$12,959
11/30/2020	$14,065	$19,317	$14,779
12/31/2020	$14,817	$20,186	$15,463
1/31/2021	$14,744	$20,096	$15,427
2/28/2021	$15,620	$20,724	$16,622
3/31/2021	$16,594	$21,467	$17,481
4/30/2021	$17,447	$22,573	$18,326
5/31/2021	$17,909	$22,676	$18,688
6/30/2021	$17,544	$23,236	$18,470
7/31/2021	$17,508	$23,628	$18,585
8/31/2021	$17,958	$24,302	$18,983
9/30/2021	$17,447	$23,212	$18,284
10/31/2021	$18,019	$24,782	$19,257
11/30/2021	$17,459	$24,404	$18,672
12/31/2021	$18,641	$25,365	$19,845
1/31/2022	$18,421	$23,873	$18,997
2/28/2022	$18,358	$23,272	$18,909
3/31/2022	$19,001	$24,026	$19,483
4/30/2022	$18,186	$21,870	$18,325
5/31/2022	$19,205	$21,841	$18,677
6/30/2022	$17,260	$20,014	$16,624
7/31/2022	$18,358	$21,891	$18,055
8/31/2022	$17,809	$21,074	$17,502
9/30/2022	$15,942	$19,120	$15,805
10/31/2022	$17,314	$20,688	$17,298
11/30/2022	$18,162	$21,768	$18,391
12/31/2022	$17,417	$20,493	$17,457
1/31/2023	$18,828	$21,905	$18,867
2/28/2023	$18,038	$21,393	$18,262
3/31/2023	$17,551	$21,965	$17,687
4/30/2023	$17,736	$22,199	$17,689
5/31/2023	$16,829	$22,285	$16,904
6/30/2023	$18,055	$23,807	$18,370
7/31/2023	$18,794	$24,661	$19,170
8/31/2023	$18,508	$24,185	$18,492
9/30/2023	$17,786	$23,032	$17,551
10/31/2023	$17,165	$22,422	$16,681
11/30/2023	$18,156	$24,513	$18,254
12/31/2023	$19,220	$25,813	$19,676
1/31/2024	$19,203	$26,099	$19,324
2/29/2024	$19,608	$27,512	$20,247
3/31/2024	$20,507	$28,399	$21,295
4/30/2024	$19,502	$27,150	$20,180
5/31/2024	$19,890	$28,432	$20,905
6/30/2024	$19,361	$29,313	$20,570
7/31/2024	$20,878	$29,857	$21,813
8/31/2024	$21,036	$30,507	$22,224
9/30/2024	$20,931	$31,138	$22,643
10/31/2024	$20,631	$30,910	$22,359
11/30/2024	$21,953	$32,966	$24,004
12/31/2024	$20,600	$31,958	$22,248
1/31/2025	$21,299	$32,967	$23,030
2/28/2025	$21,280	$32,336	$22,610
3/31/2025	$21,047	$30,449	$21,778
4/30/2025	$20,523	$30,245	$21,238
5/31/2025	$20,930	$32,162	$22,165
6/30/2025	$21,513	$33,796	$22,943
7/31/2025	$21,571	$34,540	$23,354
8/31/2025	$22,619	$35,340	$24,055
9/30/2025	$22,406	$36,559	$24,360
10/31/2025	$21,920	$37,343	$24,116

Average Annual Return [Table Text Block]
I6CB8	1 Year	5 Years	10 Years
Class I	6.25%	12.46%	8.16%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000140996
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class I2
Trading Symbol			IAAEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$77	0.75%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 6.36%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,982	$10,055	$10,029
12/31/2015	$9,765	$9,849	$9,719
1/31/2016	$9,446	$9,293	$9,182
2/29/2016	$9,692	$9,290	$9,246
3/31/2016	$10,266	$9,944	$10,099
4/30/2016	$10,166	$10,006	$10,316
5/31/2016	$10,357	$10,185	$10,485
6/30/2016	$10,530	$10,206	$10,581
7/31/2016	$10,840	$10,611	$11,029
8/31/2016	$10,903	$10,638	$11,006
9/30/2016	$10,976	$10,655	$11,052
10/31/2016	$10,812	$10,424	$10,784
11/30/2016	$11,149	$10,891	$11,459
12/31/2016	$11,351	$11,103	$11,662
1/31/2017	$11,568	$11,312	$11,858
2/28/2017	$11,904	$11,733	$12,190
3/31/2017	$11,904	$11,741	$12,101
4/30/2017	$11,874	$11,865	$12,124
5/31/2017	$11,914	$11,987	$12,086
6/30/2017	$12,141	$12,095	$12,266
7/31/2017	$12,309	$12,323	$12,429
8/31/2017	$11,864	$12,347	$12,196
10/31/2017	$11,795	$12,924	$12,630
11/30/2017	$12,318	$13,316	$13,057
12/31/2017	$12,448	$13,450	$13,218
1/31/2018	$12,694	$14,158	$13,522
2/28/2018	$12,288	$13,637	$12,856
3/31/2018	$12,256	$13,363	$12,887
4/30/2018	$12,266	$13,414	$12,951
5/31/2018	$12,245	$13,792	$13,092
6/30/2018	$12,597	$13,883	$13,198
7/31/2018	$12,961	$14,343	$13,556
8/31/2018	$13,142	$14,847	$13,741
9/30/2018	$13,185	$14,871	$13,632
10/31/2018	$12,416	$13,776	$12,650
11/30/2018	$12,800	$14,052	$12,954
12/31/2018	$11,439	$12,745	$11,594
1/31/2019	$12,649	$13,838	$12,787
2/28/2019	$12,917	$14,325	$13,194
3/31/2019	$13,022	$14,534	$13,260
4/30/2019	$13,522	$15,115	$13,697
5/31/2019	$12,766	$14,137	$12,818
6/30/2019	$13,429	$15,129	$13,683
7/31/2019	$13,592	$15,354	$13,797
8/31/2019	$12,998	$15,041	$13,311
9/30/2019	$13,662	$15,305	$13,851
10/31/2019	$13,662	$15,635	$13,925
11/30/2019	$13,894	$16,229	$14,297
12/31/2019	$14,287	$16,698	$14,731
1/31/2020	$14,093	$16,680	$14,445
2/29/2020	$12,725	$15,314	$13,014
3/31/2020	$9,650	$13,208	$10,060
4/30/2020	$10,994	$14,957	$11,404
5/31/2020	$11,599	$15,757	$11,933
6/30/2020	$11,623	$16,117	$12,067
7/31/2020	$11,938	$17,033	$12,637
8/31/2020	$12,483	$18,266	$13,137
9/30/2020	$12,083	$17,601	$12,840
10/31/2020	$12,253	$17,221	$12,959
11/30/2020	$14,142	$19,317	$14,779
12/31/2020	$14,884	$20,186	$15,463
1/31/2021	$14,823	$20,096	$15,427
2/28/2021	$15,703	$20,724	$16,622
3/31/2021	$16,682	$21,467	$17,481
4/30/2021	$17,538	$22,573	$18,326
5/31/2021	$18,003	$22,676	$18,688
6/30/2021	$17,636	$23,236	$18,470
7/31/2021	$17,611	$23,628	$18,585
8/31/2021	$18,064	$24,302	$18,983
9/30/2021	$17,550	$23,212	$18,284
10/31/2021	$18,125	$24,782	$19,257
11/30/2021	$17,562	$24,404	$18,672
12/31/2021	$18,755	$25,365	$19,845
1/31/2022	$18,534	$23,873	$18,997
2/28/2022	$18,471	$23,272	$18,909
3/31/2022	$19,118	$24,026	$19,483
4/30/2022	$18,297	$21,870	$18,325
5/31/2022	$19,323	$21,841	$18,677
6/30/2022	$17,367	$20,014	$16,624
7/31/2022	$18,471	$21,891	$18,055
8/31/2022	$17,919	$21,074	$17,502
9/30/2022	$16,042	$19,120	$15,805
10/31/2022	$17,430	$20,688	$17,298
11/30/2022	$18,282	$21,768	$18,391
12/31/2022	$17,518	$20,493	$17,457
1/31/2023	$18,954	$21,905	$18,867
2/28/2023	$18,160	$21,393	$18,262
3/31/2023	$17,670	$21,965	$17,687
4/30/2023	$17,856	$22,199	$17,689
5/31/2023	$16,944	$22,285	$16,904
6/30/2023	$18,177	$23,807	$18,370
7/31/2023	$18,920	$24,661	$19,170
8/31/2023	$18,633	$24,185	$18,492
9/30/2023	$17,923	$23,032	$17,551
10/31/2023	$17,298	$22,422	$16,681
11/30/2023	$18,295	$24,513	$18,254
12/31/2023	$19,349	$25,813	$19,676
1/31/2024	$19,349	$26,099	$19,324
2/29/2024	$19,757	$27,512	$20,247
3/31/2024	$20,680	$28,399	$21,295
4/30/2024	$19,651	$27,150	$20,180
5/31/2024	$20,041	$28,432	$20,905
6/30/2024	$19,509	$29,313	$20,570
7/31/2024	$21,035	$29,857	$21,813
8/31/2024	$21,195	$30,507	$22,224
9/30/2024	$21,106	$31,138	$22,643
10/31/2024	$20,805	$30,910	$22,359
11/30/2024	$22,136	$32,966	$24,004
12/31/2024	$20,778	$31,958	$22,248
1/31/2025	$21,462	$32,967	$23,030
2/28/2025	$21,443	$32,336	$22,610
3/31/2025	$21,228	$30,449	$21,778
4/30/2025	$20,680	$30,245	$21,238
5/31/2025	$21,110	$32,162	$22,165
6/30/2025	$21,697	$33,796	$22,943
7/31/2025	$21,756	$34,540	$23,354
8/31/2025	$22,812	$35,340	$24,055
9/30/2025	$22,597	$36,559	$24,360
10/31/2025	$22,128	$37,343	$24,116

Average Annual Return [Table Text Block]
I6CB4	1 Year	5 Years	10 Years
Class I2	6.36%	12.55%	8.27%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171834
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class I3
Trading Symbol			TOTTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$77	0.75%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 6.41%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,095	$10,148
5/31/2017	$10,084	$10,202	$10,167
6/30/2017	$10,117	$10,306	$10,136
7/31/2017	$10,310	$10,399	$10,287
8/31/2017	$10,453	$10,595	$10,423
9/30/2017	$10,075	$10,616	$10,228
10/31/2017	$10,025	$11,112	$10,592
11/30/2017	$10,469	$11,450	$10,950
12/31/2017	$10,582	$11,564	$11,085
1/31/2018	$10,781	$12,174	$11,340
2/28/2018	$10,437	$11,725	$10,781
3/31/2018	$10,410	$11,489	$10,808
4/30/2018	$10,428	$11,533	$10,862
5/31/2018	$10,410	$11,859	$10,979
6/30/2018	$10,709	$11,936	$11,068
7/31/2018	$11,016	$12,332	$11,369
8/31/2018	$11,169	$12,765	$11,524
9/30/2018	$11,206	$12,787	$11,433
10/31/2018	$10,546	$11,845	$10,609
11/30/2018	$10,871	$12,082	$10,863
12/31/2018	$9,712	$10,958	$9,723
1/31/2019	$10,745	$11,898	$10,724
2/28/2019	$10,971	$12,317	$11,065
3/31/2019	$11,060	$12,497	$11,120
4/30/2019	$11,483	$12,996	$11,487
5/31/2019	$10,833	$12,155	$10,750
6/30/2019	$11,404	$13,008	$11,475
7/31/2019	$11,552	$13,202	$11,571
8/31/2019	$11,040	$12,933	$11,163
9/30/2019	$11,601	$13,160	$11,616
10/31/2019	$11,611	$13,443	$11,678
11/30/2019	$11,807	$13,954	$11,990
12/31/2019	$12,129	$14,357	$12,354
1/31/2020	$11,966	$14,341	$12,114
2/29/2020	$10,809	$13,167	$10,914
3/31/2020	$8,199	$11,356	$8,437
4/30/2020	$9,335	$12,860	$9,564
5/31/2020	$9,847	$13,548	$10,007
6/30/2020	$9,878	$13,858	$10,120
7/31/2020	$10,144	$14,645	$10,598
8/31/2020	$10,604	$15,706	$11,017
9/30/2020	$10,256	$15,134	$10,768
10/31/2020	$10,400	$14,807	$10,868
11/30/2020	$12,007	$16,608	$12,394
12/31/2020	$12,644	$17,356	$12,968
1/31/2021	$12,582	$17,278	$12,938
2/28/2021	$13,337	$17,819	$13,940
3/31/2021	$14,174	$18,457	$14,660
4/30/2021	$14,898	$19,409	$15,369
5/31/2021	$15,291	$19,497	$15,672
6/30/2021	$14,981	$19,978	$15,490
7/31/2021	$14,950	$20,316	$15,586
8/31/2021	$15,343	$20,895	$15,920
9/30/2021	$14,908	$19,958	$15,333
10/31/2021	$15,394	$21,307	$16,150
11/30/2021	$14,919	$20,983	$15,659
12/31/2021	$15,927	$21,809	$16,642
1/31/2022	$15,740	$20,526	$15,932
2/28/2022	$15,687	$20,009	$15,857
3/31/2022	$16,233	$20,658	$16,339
4/30/2022	$15,541	$18,804	$15,368
5/31/2022	$16,406	$18,779	$15,664
6/30/2022	$14,755	$17,208	$13,942
7/31/2022	$15,687	$18,822	$15,141
8/31/2022	$15,221	$18,120	$14,678
9/30/2022	$13,623	$16,440	$13,254
10/31/2022	$14,808	$17,788	$14,507
11/30/2022	$15,527	$18,716	$15,424
12/31/2022	$14,882	$17,620	$14,640
1/31/2023	$16,094	$18,834	$15,823
2/28/2023	$15,424	$18,394	$15,316
3/31/2023	$15,011	$18,886	$14,833
4/30/2023	$15,167	$19,087	$14,834
5/31/2023	$14,398	$19,161	$14,176
6/30/2023	$15,438	$20,469	$15,406
7/31/2023	$16,080	$21,203	$16,077
8/31/2023	$15,837	$20,794	$15,508
9/30/2023	$15,224	$19,803	$14,719
10/31/2023	$14,683	$19,278	$13,990
11/30/2023	$15,538	$21,076	$15,309
12/31/2023	$16,442	$22,194	$16,501
1/31/2024	$16,442	$22,440	$16,206
2/29/2024	$16,787	$23,655	$16,980
3/31/2024	$17,565	$24,418	$17,859
4/30/2024	$16,697	$23,343	$16,924
5/31/2024	$17,026	$24,446	$17,532
6/30/2024	$16,577	$25,203	$17,251
7/31/2024	$17,865	$25,672	$18,293
8/31/2024	$18,015	$26,230	$18,638
9/30/2024	$17,925	$26,773	$18,989
10/31/2024	$17,670	$26,576	$18,751
11/30/2024	$18,808	$28,344	$20,131
12/31/2024	$17,648	$27,478	$18,658
1/31/2025	$18,242	$28,345	$19,314
2/28/2025	$18,225	$27,802	$18,962
3/31/2025	$18,027	$26,180	$18,264
4/30/2025	$17,582	$26,005	$17,811
5/31/2025	$17,928	$27,653	$18,588
6/30/2025	$18,439	$29,058	$19,241
7/31/2025	$18,472	$29,698	$19,586
8/31/2025	$19,396	$30,385	$20,173
9/30/2025	$19,198	$31,434	$20,430
10/31/2025	$18,802	$32,108	$20,224

Average Annual Return [Table Text Block]
I6CBD	1 Year	5 Years	Since Inception 3/24/17
Class I3	6.41%	12.57%	7.61%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171832
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class R
Trading Symbol			TOTRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.24%

Expenses Paid, Amount			$ 128
Expense Ratio, Percent			1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.87%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,101	$10,095	$10,148
5/31/2017	$10,075	$10,202	$10,167
6/30/2017	$10,109	$10,306	$10,136
7/31/2017	$10,293	$10,399	$10,287
8/31/2017	$10,436	$10,595	$10,423
9/30/2017	$10,059	$10,616	$10,228
10/31/2017	$9,992	$11,112	$10,592
11/30/2017	$10,427	$11,450	$10,950
12/31/2017	$10,533	$11,564	$11,085
1/31/2018	$10,731	$12,174	$11,340
2/28/2018	$10,389	$11,725	$10,781
3/31/2018	$10,353	$11,489	$10,808
4/30/2018	$10,362	$11,533	$10,862
5/31/2018	$10,344	$11,859	$10,979
6/30/2018	$10,632	$11,936	$11,068
7/31/2018	$10,929	$12,332	$11,369
8/31/2018	$11,081	$12,765	$11,524
9/30/2018	$11,117	$12,787	$11,433
10/31/2018	$10,461	$11,845	$10,609
11/30/2018	$10,776	$12,082	$10,863
12/31/2018	$9,621	$10,958	$9,723
1/31/2019	$10,642	$11,898	$10,724
2/28/2019	$10,866	$12,317	$11,065
3/31/2019	$10,944	$12,497	$11,120
4/30/2019	$11,362	$12,996	$11,487
5/31/2019	$10,720	$12,155	$10,750
6/30/2019	$11,274	$13,008	$11,475
7/31/2019	$11,411	$13,202	$11,571
8/31/2019	$10,905	$12,933	$11,163
9/30/2019	$11,459	$13,160	$11,616
10/31/2019	$11,450	$13,443	$11,678
11/30/2019	$11,644	$13,954	$11,990
12/31/2019	$11,957	$14,357	$12,354
1/31/2020	$11,796	$14,341	$12,114
2/29/2020	$10,639	$13,167	$10,914
3/31/2020	$8,072	$11,356	$8,437
4/30/2020	$9,189	$12,860	$9,564
5/31/2020	$9,693	$13,548	$10,007
6/30/2020	$9,713	$13,858	$10,120
7/31/2020	$9,975	$14,645	$10,598
8/31/2020	$10,417	$15,706	$11,017
9/30/2020	$10,075	$15,134	$10,768
10/31/2020	$10,216	$14,807	$10,868
11/30/2020	$11,786	$16,608	$12,394
12/31/2020	$12,407	$17,356	$12,968
1/31/2021	$12,347	$17,278	$12,938
2/28/2021	$13,075	$17,819	$13,940
3/31/2021	$13,885	$18,457	$14,660
4/30/2021	$14,593	$19,409	$15,369
5/31/2021	$14,968	$19,497	$15,672
6/30/2021	$14,654	$19,978	$15,490
7/31/2021	$14,624	$20,316	$15,586
8/31/2021	$14,998	$20,895	$15,920
9/30/2021	$14,563	$19,958	$15,333
10/31/2021	$15,039	$21,307	$16,150
11/30/2021	$14,563	$20,983	$15,659
12/31/2021	$15,552	$21,809	$16,642
1/31/2022	$15,358	$20,526	$15,932
2/28/2022	$15,306	$20,009	$15,857
3/31/2022	$15,824	$20,658	$16,339
4/30/2022	$15,137	$18,804	$15,368
5/31/2022	$15,980	$18,779	$15,664
6/30/2022	$14,360	$17,208	$13,942
7/31/2022	$15,267	$18,822	$15,141
8/31/2022	$14,813	$18,120	$14,678
9/30/2022	$13,245	$16,440	$13,254
10/31/2022	$14,386	$17,788	$14,507
11/30/2022	$15,073	$18,716	$15,424
12/31/2022	$14,446	$17,620	$14,640
1/31/2023	$15,619	$18,834	$15,823
2/28/2023	$14,970	$18,394	$15,316
3/31/2023	$14,556	$18,886	$14,833
4/30/2023	$14,708	$19,087	$14,834
5/31/2023	$13,949	$19,161	$14,176
6/30/2023	$14,957	$20,469	$15,406
7/31/2023	$15,564	$21,203	$16,077
8/31/2023	$15,315	$20,794	$15,508
9/30/2023	$14,722	$19,803	$14,719
10/31/2023	$14,198	$19,278	$13,990
11/30/2023	$15,012	$21,076	$15,309
12/31/2023	$15,878	$22,194	$16,501
1/31/2024	$15,878	$22,440	$16,206
2/29/2024	$16,210	$23,655	$16,980
3/31/2024	$16,945	$24,418	$17,859
4/30/2024	$16,109	$23,343	$16,924
5/31/2024	$16,426	$24,446	$17,532
6/30/2024	$15,979	$25,203	$17,251
7/31/2024	$17,219	$25,672	$18,293
8/31/2024	$17,349	$26,230	$18,638
9/30/2024	$17,263	$26,773	$18,989
10/31/2024	$17,003	$26,576	$18,751
11/30/2024	$18,085	$28,344	$20,131
12/31/2024	$16,960	$27,478	$18,658
1/31/2025	$17,528	$28,345	$19,314
2/28/2025	$17,512	$27,802	$18,962
3/31/2025	$17,323	$26,180	$18,264
4/30/2025	$16,865	$26,005	$17,811
5/31/2025	$17,212	$27,653	$18,588
6/30/2025	$17,686	$29,058	$19,241
7/31/2025	$17,717	$29,698	$19,586
8/31/2025	$18,585	$30,385	$20,173
9/30/2025	$18,395	$31,434	$20,430
10/31/2025	$18,001	$32,108	$20,224

Average Annual Return [Table Text Block]
I6CB5	1 Year	5 Years	Since Inception 3/24/17
Class R	5.87%	12.00%	7.07%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171833
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class R4
Trading Symbol			TOTFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.90%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 6.17%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,095	$10,148
5/31/2017	$10,084	$10,202	$10,167
6/30/2017	$10,109	$10,306	$10,136
7/31/2017	$10,310	$10,399	$10,287
8/31/2017	$10,444	$10,595	$10,423
9/30/2017	$10,067	$10,616	$10,228
10/31/2017	$10,008	$11,112	$10,592
11/30/2017	$10,453	$11,450	$10,950
12/31/2017	$10,561	$11,564	$11,085
1/31/2018	$10,768	$12,174	$11,340
2/28/2018	$10,416	$11,725	$10,781
3/31/2018	$10,389	$11,489	$10,808
4/30/2018	$10,407	$11,533	$10,862
5/31/2018	$10,389	$11,859	$10,979
6/30/2018	$10,678	$11,936	$11,068
7/31/2018	$10,984	$12,332	$11,369
8/31/2018	$11,138	$12,765	$11,524
9/30/2018	$11,174	$12,787	$11,433
10/31/2018	$10,516	$11,845	$10,609
11/30/2018	$10,831	$12,082	$10,863
12/31/2018	$9,678	$10,958	$9,723
1/31/2019	$10,707	$11,898	$10,724
2/28/2019	$10,932	$12,317	$11,065
3/31/2019	$11,020	$12,497	$11,120
4/30/2019	$11,441	$12,996	$11,487
5/31/2019	$10,795	$12,155	$10,750
6/30/2019	$11,353	$13,008	$11,475
7/31/2019	$11,500	$13,202	$11,571
8/31/2019	$10,991	$12,933	$11,163
9/30/2019	$11,549	$13,160	$11,616
10/31/2019	$11,549	$13,443	$11,678
11/30/2019	$11,745	$13,954	$11,990
12/31/2019	$12,066	$14,357	$12,354
1/31/2020	$11,904	$14,341	$12,114
2/29/2020	$10,747	$13,167	$10,914
3/31/2020	$8,149	$11,356	$8,437
4/30/2020	$9,285	$12,860	$9,564
5/31/2020	$9,793	$13,548	$10,007
6/30/2020	$9,813	$13,858	$10,120
7/31/2020	$10,077	$14,645	$10,598
8/31/2020	$10,544	$15,706	$11,017
9/30/2020	$10,199	$15,134	$10,768
10/31/2020	$10,331	$14,807	$10,868
11/30/2020	$11,924	$16,608	$12,394
12/31/2020	$12,559	$17,356	$12,968
1/31/2021	$12,498	$17,278	$12,938
2/28/2021	$13,245	$17,819	$13,940
3/31/2021	$14,064	$18,457	$14,660
4/30/2021	$14,791	$19,409	$15,369
5/31/2021	$15,180	$19,497	$15,672
6/30/2021	$14,862	$19,978	$15,490
7/31/2021	$14,832	$20,316	$15,586
8/31/2021	$15,221	$20,895	$15,920
9/30/2021	$14,781	$19,958	$15,333
10/31/2021	$15,272	$21,307	$16,150
11/30/2021	$14,791	$20,983	$15,659
12/31/2021	$15,794	$21,809	$16,642
1/31/2022	$15,610	$20,526	$15,932
2/28/2022	$15,557	$20,009	$15,857
3/31/2022	$16,096	$20,658	$16,339
4/30/2022	$15,399	$18,804	$15,368
5/31/2022	$16,267	$18,779	$15,664
6/30/2022	$14,610	$17,208	$13,942
7/31/2022	$15,544	$18,822	$15,141
8/31/2022	$15,084	$18,120	$14,678
9/30/2022	$13,492	$16,440	$13,254
10/31/2022	$14,663	$17,788	$14,507
11/30/2022	$15,373	$18,716	$15,424
12/31/2022	$14,735	$17,620	$14,640
1/31/2023	$15,929	$18,834	$15,823
2/28/2023	$15,268	$18,394	$15,316
3/31/2023	$14,847	$18,886	$14,833
4/30/2023	$15,002	$19,087	$14,834
5/31/2023	$14,243	$19,161	$14,176
6/30/2023	$15,282	$20,469	$15,406
7/31/2023	$15,901	$21,203	$16,077
8/31/2023	$15,662	$20,794	$15,508
9/30/2023	$15,044	$19,803	$14,719
10/31/2023	$14,524	$19,278	$13,990
11/30/2023	$15,353	$21,076	$15,309
12/31/2023	$16,246	$22,194	$16,501
1/31/2024	$16,246	$22,440	$16,206
2/29/2024	$16,585	$23,655	$16,980
3/31/2024	$17,351	$24,418	$17,859
4/30/2024	$16,497	$23,343	$16,924
5/31/2024	$16,821	$24,446	$17,532
6/30/2024	$16,364	$25,203	$17,251
7/31/2024	$17,645	$25,672	$18,293
8/31/2024	$17,778	$26,230	$18,638
9/30/2024	$17,704	$26,773	$18,989
10/31/2024	$17,454	$26,576	$18,751
11/30/2024	$18,559	$28,344	$20,131
12/31/2024	$17,414	$27,478	$18,658
1/31/2025	$17,996	$28,345	$19,314
2/28/2025	$17,980	$27,802	$18,962
3/31/2025	$17,786	$26,180	$18,264
4/30/2025	$17,349	$26,005	$17,811
5/31/2025	$17,689	$27,653	$18,588
6/30/2025	$18,190	$29,058	$19,241
7/31/2025	$18,223	$29,698	$19,586
8/31/2025	$19,113	$30,385	$20,173
9/30/2025	$18,935	$31,434	$20,430
10/31/2025	$18,530	$32,108	$20,224

Average Annual Return [Table Text Block]
I6CBE	1 Year	5 Years	Since Inception 3/24/17
Class R4	6.17%	12.40%	7.43%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000172163
Shareholder Report [Line Items]
Fund Name			Transamerica Mid Cap Value Opportunities
Class Name			Class R6
Trading Symbol			MVTRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.75%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 6.38%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Value Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,034	$10,007	$10,044
8/31/2016	$10,093	$10,033	$10,023
9/30/2016	$10,160	$10,049	$10,065
10/31/2016	$10,000	$9,831	$9,821
11/30/2016	$10,312	$10,271	$10,436
12/31/2016	$10,492	$10,472	$10,621
1/31/2017	$10,701	$10,669	$10,800
2/28/2017	$11,009	$11,065	$11,101
3/31/2017	$11,009	$11,073	$11,020
4/30/2017	$10,982	$11,190	$11,041
5/31/2017	$11,018	$11,305	$11,007
6/30/2017	$11,227	$11,407	$11,171
7/31/2017	$11,381	$11,622	$11,319
8/31/2017	$10,973	$11,644	$11,107
9/30/2017	$10,991	$11,928	$11,410
10/31/2017	$10,909	$12,189	$11,502
11/30/2017	$11,399	$12,559	$11,891
12/31/2017	$11,518	$12,684	$12,038
1/31/2018	$11,734	$13,353	$12,315
2/28/2018	$11,361	$12,861	$11,708
3/31/2018	$11,332	$12,602	$11,737
4/30/2018	$11,351	$12,650	$11,795
5/31/2018	$11,332	$13,007	$11,923
6/30/2018	$11,656	$13,093	$12,019
7/31/2018	$11,989	$13,527	$12,346
8/31/2018	$12,156	$14,002	$12,514
9/30/2018	$12,195	$14,025	$12,415
10/31/2018	$11,479	$12,993	$11,521
11/30/2018	$11,832	$13,253	$11,797
12/31/2018	$10,573	$12,019	$10,559
1/31/2019	$11,694	$13,051	$11,646
2/28/2019	$11,940	$13,510	$12,016
3/31/2019	$12,036	$13,707	$12,076
4/30/2019	$12,506	$14,255	$12,474
5/31/2019	$11,790	$13,332	$11,673
6/30/2019	$12,410	$14,269	$12,462
7/31/2019	$12,570	$14,481	$12,565
8/31/2019	$12,015	$14,185	$12,122
9/30/2019	$12,634	$14,434	$12,614
10/31/2019	$12,634	$14,745	$12,682
11/30/2019	$12,848	$15,306	$13,020
12/31/2019	$13,197	$15,748	$13,416
1/31/2020	$13,019	$15,730	$13,155
2/29/2020	$11,764	$14,443	$11,852
3/31/2020	$8,920	$12,456	$9,162
4/30/2020	$10,164	$14,106	$10,386
5/31/2020	$10,720	$14,861	$10,867
6/30/2020	$10,753	$15,200	$10,990
7/31/2020	$11,042	$16,063	$11,509
8/31/2020	$11,542	$17,227	$11,964
9/30/2020	$11,164	$16,600	$11,693
10/31/2020	$11,320	$16,242	$11,802
11/30/2020	$13,064	$18,217	$13,459
12/31/2020	$13,756	$19,037	$14,082
1/31/2021	$13,700	$18,952	$14,050
2/28/2021	$14,519	$19,545	$15,138
3/31/2021	$15,428	$20,245	$15,920
4/30/2021	$16,213	$21,289	$16,690
5/31/2021	$16,639	$21,386	$17,019
6/30/2021	$16,303	$21,913	$16,821
7/31/2021	$16,269	$22,284	$16,925
8/31/2021	$16,696	$22,919	$17,288
9/30/2021	$16,224	$21,891	$16,651
10/31/2021	$16,763	$23,371	$17,538
11/30/2021	$16,236	$23,016	$17,005
12/31/2021	$17,343	$23,922	$18,073
1/31/2022	$17,127	$22,515	$17,301
2/28/2022	$17,084	$21,947	$17,220
3/31/2022	$17,676	$22,659	$17,744
4/30/2022	$16,910	$20,626	$16,689
5/31/2022	$17,863	$20,598	$17,010
6/30/2022	$16,058	$18,875	$15,140
7/31/2022	$17,084	$20,646	$16,443
8/31/2022	$16,564	$19,875	$15,940
9/30/2022	$14,831	$18,032	$14,394
10/31/2022	$16,116	$19,511	$15,753
11/30/2022	$16,896	$20,529	$16,749
12/31/2022	$16,196	$19,327	$15,898
1/31/2023	$17,526	$20,658	$17,182
2/28/2023	$16,784	$20,176	$16,632
3/31/2023	$16,336	$20,715	$16,108
4/30/2023	$16,506	$20,936	$16,109
5/31/2023	$15,671	$21,017	$15,395
6/30/2023	$16,815	$22,452	$16,730
7/31/2023	$17,495	$23,257	$17,458
8/31/2023	$17,232	$22,808	$16,841
9/30/2023	$16,567	$21,722	$15,984
10/31/2023	$15,980	$21,146	$15,192
11/30/2023	$16,907	$23,118	$16,624
12/31/2023	$17,888	$24,344	$17,920
1/31/2024	$17,888	$24,614	$17,599
2/29/2024	$18,261	$25,946	$18,439
3/31/2024	$19,105	$26,783	$19,393
4/30/2024	$18,164	$25,605	$18,379
5/31/2024	$18,537	$26,814	$19,038
6/30/2024	$18,034	$27,645	$18,734
7/31/2024	$19,446	$28,158	$19,866
8/31/2024	$19,608	$28,771	$20,240
9/30/2024	$19,511	$29,367	$20,622
10/31/2024	$19,235	$29,151	$20,362
11/30/2024	$20,468	$31,090	$21,861
12/31/2024	$19,211	$30,140	$20,262
1/31/2025	$19,854	$31,091	$20,974
2/28/2025	$19,836	$30,496	$20,591
3/31/2025	$19,622	$28,717	$19,834
4/30/2025	$19,139	$28,524	$19,342
5/31/2025	$19,514	$30,332	$20,186
6/30/2025	$20,068	$31,873	$20,894
7/31/2025	$20,104	$32,575	$21,269
8/31/2025	$21,105	$33,329	$21,907
9/30/2025	$20,891	$34,479	$22,186
10/31/2025	$20,462	$35,218	$21,963

Average Annual Return [Table Text Block]
I6CBB	1 Year	5 Years	Since Inception 7/25/16
Class R6	6.38%	12.57%	8.03%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.86%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 938,728,907
Holdings Count | Holding			70
Advisory Fees Paid, Amount			$ 7,206,521
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137932
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Asset Income
Class Name			Class A
Trading Symbol			TASHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.97%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 15.05%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund at NAV underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,403	$10,030	$9,941
12/31/2015	$9,276	$9,872	$9,738
1/31/2016	$9,007	$9,382	$9,432
2/29/2016	$9,017	$9,369	$9,464
3/31/2016	$9,404	$10,005	$9,967
4/30/2016	$9,433	$10,043	$10,226
5/31/2016	$9,549	$10,224	$10,328
6/30/2016	$9,598	$10,250	$10,419
7/31/2016	$9,862	$10,628	$10,693
8/31/2016	$9,949	$10,643	$10,834
9/30/2016	$9,945	$10,645	$10,841
10/31/2016	$9,817	$10,451	$10,762
11/30/2016	$9,945	$10,838	$11,023
12/31/2016	$10,121	$11,052	$11,245
1/31/2017	$10,250	$11,262	$11,358
2/28/2017	$10,458	$11,709	$11,638
3/31/2017	$10,510	$11,723	$11,574
4/30/2017	$10,620	$11,843	$11,636
5/31/2017	$10,630	$12,010	$11,678
6/30/2017	$10,734	$12,085	$11,787
7/31/2017	$10,825	$12,333	$11,925
8/31/2017	$10,876	$12,371	$11,863
9/30/2017	$11,015	$12,626	$12,082
10/31/2017	$11,168	$12,921	$12,152
11/30/2017	$11,341	$13,317	$12,324
12/31/2017	$11,467	$13,465	$12,426
1/31/2018	$11,745	$14,236	$12,678
2/28/2018	$11,508	$13,711	$12,323
3/31/2018	$11,322	$13,363	$12,186
4/30/2018	$11,395	$13,414	$12,232
5/31/2018	$11,488	$13,737	$12,266
6/30/2018	$11,467	$13,822	$12,299
7/31/2018	$11,750	$14,336	$12,604
8/31/2018	$11,928	$14,803	$12,747
9/30/2018	$11,969	$14,887	$12,782
10/31/2018	$11,515	$13,870	$12,357
11/30/2018	$11,589	$14,153	$12,497
12/31/2018	$11,034	$12,875	$11,785
1/31/2019	$11,498	$13,906	$12,512
2/28/2019	$11,725	$14,353	$12,816
3/31/2019	$11,903	$14,632	$12,928
4/30/2019	$12,208	$15,224	$13,239
5/31/2019	$11,772	$14,257	$12,754
6/30/2019	$12,231	$15,262	$13,370
7/31/2019	$12,406	$15,481	$13,471
8/31/2019	$12,395	$15,236	$13,323
9/30/2019	$12,633	$15,521	$13,586
10/31/2019	$12,865	$15,857	$13,706
11/30/2019	$13,009	$16,433	$13,953
12/31/2019	$13,255	$16,928	$14,258
1/31/2020	$13,210	$16,922	$14,115
2/29/2020	$12,563	$15,529	$13,321
3/31/2020	$10,849	$13,611	$11,494
4/30/2020	$11,729	$15,356	$12,392
5/31/2020	$12,293	$16,087	$12,855
6/30/2020	$12,513	$16,407	$12,847
7/31/2020	$13,048	$17,332	$13,406
8/31/2020	$13,572	$18,578	$13,740
9/30/2020	$13,308	$17,872	$13,490
10/31/2020	$13,239	$17,397	$13,433
11/30/2020	$14,341	$19,301	$14,566
12/31/2020	$14,760	$20,043	$14,963
1/31/2021	$14,841	$19,841	$14,890
2/28/2021	$14,992	$20,388	$15,342
3/31/2021	$15,471	$21,281	$15,808
4/30/2021	$15,961	$22,416	$16,210
5/31/2021	$16,195	$22,573	$16,418
6/30/2021	$16,313	$23,100	$16,429
7/31/2021	$16,524	$23,649	$16,529
8/31/2021	$16,748	$24,368	$16,734
9/30/2021	$16,344	$23,234	$16,439
10/31/2021	$16,853	$24,862	$16,842
11/30/2021	$16,687	$24,690	$16,456
12/31/2021	$17,344	$25,797	$17,132
1/31/2022	$17,078	$24,462	$16,689
2/28/2022	$16,752	$23,729	$16,498
3/31/2022	$16,830	$24,610	$16,658
4/30/2022	$16,129	$22,464	$15,873
5/31/2022	$16,247	$22,505	$16,089
6/30/2022	$15,047	$20,648	$14,865
7/31/2022	$15,964	$22,552	$15,814
8/31/2022	$15,552	$21,632	$15,359
9/30/2022	$14,571	$19,640	$14,391
10/31/2022	$15,421	$21,230	$15,308
11/30/2022	$16,010	$22,416	$15,960
12/31/2022	$15,529	$21,125	$15,569
1/31/2023	$16,165	$22,452	$16,298
2/28/2023	$15,788	$21,904	$15,886
3/31/2023	$15,806	$22,708	$15,925
4/30/2023	$15,956	$23,063	$16,117
5/31/2023	$15,643	$23,163	$15,726
6/30/2023	$16,256	$24,693	$16,355
7/31/2023	$16,648	$25,487	$16,749
8/31/2023	$16,422	$25,081	$16,528
9/30/2023	$16,004	$23,885	$16,105
10/31/2023	$15,643	$23,383	$15,724
11/30/2023	$16,449	$25,518	$16,700
12/31/2023	$17,083	$26,678	$17,442
1/31/2024	$17,181	$27,126	$17,481
2/29/2024	$17,446	$28,574	$17,814
3/31/2024	$17,918	$29,494	$18,362
4/30/2024	$17,514	$28,289	$17,870
5/31/2024	$17,966	$29,692	$18,258
6/30/2024	$18,308	$30,757	$18,264
7/31/2024	$18,630	$31,132	$18,870
8/31/2024	$19,038	$31,887	$19,280
9/30/2024	$19,347	$32,568	$19,536
10/31/2024	$19,264	$32,272	$19,355
11/30/2024	$19,749	$34,167	$20,063
12/31/2024	$19,526	$33,352	$19,314
1/31/2025	$19,942	$34,281	$19,884
2/28/2025	$20,012	$33,834	$19,996
3/31/2025	$19,476	$31,928	$19,625
4/30/2025	$19,327	$31,711	$19,319
5/31/2025	$19,960	$33,707	$19,794
6/30/2025	$20,708	$35,421	$20,316
7/31/2025	$21,023	$36,216	$20,415
8/31/2025	$21,367	$36,950	$20,859
9/30/2025	$21,921	$38,299	$21,109
10/31/2025	$22,163	$39,196	$21,181

Average Annual Return [Table Text Block]
I5CX1	1 Year	5 Years	10 Years
Class A with Load	8.70%	9.61%	8.28%
Class A	15.05%	10.85%	8.90%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 835,391,869
Holdings Count | Holding			197
Advisory Fees Paid, Amount			$ 4,305,902
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137933
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Asset Income
Class Name			Class C
Trading Symbol			TCSHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

Expenses Paid, Amount			$ 181
Expense Ratio, Percent			1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 14.21%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund at NAV underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,950	$10,030	$9,941
12/31/2015	$9,802	$9,872	$9,738
1/31/2016	$9,517	$9,382	$9,432
2/29/2016	$9,517	$9,369	$9,464
3/31/2016	$9,930	$10,005	$9,967
4/30/2016	$9,950	$10,043	$10,226
5/31/2016	$10,073	$10,224	$10,328
6/30/2016	$10,106	$10,250	$10,419
7/31/2016	$10,384	$10,628	$10,693
8/31/2016	$10,477	$10,643	$10,834
9/30/2016	$10,462	$10,645	$10,841
10/31/2016	$10,317	$10,451	$10,762
11/30/2016	$10,452	$10,838	$11,023
12/31/2016	$10,620	$11,052	$11,245
1/31/2017	$10,756	$11,262	$11,358
2/28/2017	$10,964	$11,709	$11,638
3/31/2017	$11,009	$11,723	$11,574
4/30/2017	$11,124	$11,843	$11,636
5/31/2017	$11,114	$12,010	$11,678
6/30/2017	$11,221	$12,085	$11,787
7/31/2017	$11,317	$12,333	$11,925
8/31/2017	$11,349	$12,371	$11,863
10/31/2017	$11,655	$12,921	$12,152
11/30/2017	$11,816	$13,317	$12,324
12/31/2017	$11,947	$13,465	$12,426
1/31/2018	$12,227	$14,236	$12,678
2/28/2018	$11,979	$13,711	$12,323
3/31/2018	$11,772	$13,363	$12,186
4/30/2018	$11,847	$13,414	$12,232
5/31/2018	$11,934	$13,737	$12,266
6/30/2018	$11,912	$13,822	$12,299
7/31/2018	$12,195	$14,336	$12,604
8/31/2018	$12,359	$14,803	$12,747
9/30/2018	$12,400	$14,887	$12,782
10/31/2018	$11,917	$13,870	$12,357
11/30/2018	$11,994	$14,153	$12,497
12/31/2018	$11,419	$12,875	$11,785
1/31/2019	$11,878	$13,906	$12,512
2/28/2019	$12,114	$14,353	$12,816
3/31/2019	$12,288	$14,632	$12,928
4/30/2019	$12,593	$15,224	$13,239
5/31/2019	$12,142	$14,257	$12,754
6/30/2019	$12,605	$15,262	$13,370
7/31/2019	$12,775	$15,481	$13,471
8/31/2019	$12,764	$15,236	$13,323
9/30/2019	$12,999	$15,521	$13,586
10/31/2019	$13,227	$15,857	$13,706
11/30/2019	$13,364	$16,433	$13,953
12/31/2019	$13,619	$16,928	$14,258
1/31/2020	$13,550	$16,922	$14,115
2/29/2020	$12,883	$15,529	$13,321
3/31/2020	$11,115	$13,611	$11,494
4/30/2020	$12,009	$15,356	$12,392
5/31/2020	$12,577	$16,087	$12,855
6/30/2020	$12,794	$16,407	$12,847
7/31/2020	$13,344	$17,332	$13,406
8/31/2020	$13,858	$18,578	$13,740
9/30/2020	$13,596	$17,872	$13,490
10/31/2020	$13,514	$17,397	$13,433
11/30/2020	$14,632	$19,301	$14,566
12/31/2020	$15,035	$20,043	$14,963
1/31/2021	$15,118	$19,841	$14,890
2/28/2021	$15,272	$20,388	$15,342
3/31/2021	$15,734	$21,281	$15,808
4/30/2021	$16,235	$22,416	$16,210
5/31/2021	$16,462	$22,573	$16,418
6/30/2021	$16,564	$23,100	$16,429
7/31/2021	$16,779	$23,649	$16,529
8/31/2021	$16,983	$24,368	$16,734
9/30/2021	$16,577	$23,234	$16,439
10/31/2021	$17,071	$24,862	$16,842
11/30/2021	$16,902	$24,690	$16,456
12/31/2021	$17,552	$25,797	$17,132
1/31/2022	$17,282	$24,462	$16,689
2/28/2022	$16,926	$23,729	$16,498
3/31/2022	$16,999	$24,610	$16,658
4/30/2022	$16,278	$22,464	$15,873
5/31/2022	$16,400	$22,505	$16,089
6/30/2022	$15,175	$20,648	$14,865
7/31/2022	$16,094	$22,552	$15,814
8/31/2022	$15,655	$21,632	$15,359
9/30/2022	$14,666	$19,640	$14,391
10/31/2022	$15,516	$21,230	$15,308
11/30/2022	$16,102	$22,416	$15,960
12/31/2022	$15,597	$21,125	$15,569
1/31/2023	$16,241	$22,452	$16,298
2/28/2023	$15,839	$21,904	$15,886
3/31/2023	$15,861	$22,708	$15,925
4/30/2023	$15,989	$23,063	$16,117
5/31/2023	$15,677	$23,163	$15,726
6/30/2023	$16,271	$24,693	$16,355
7/31/2023	$16,655	$25,487	$16,749
8/31/2023	$16,431	$25,081	$16,528
9/30/2023	$16,001	$23,885	$16,105
10/31/2023	$15,617	$23,383	$15,724
11/30/2023	$16,415	$25,518	$16,700
12/31/2023	$17,040	$26,678	$17,442
1/31/2024	$17,128	$27,126	$17,481
2/29/2024	$17,384	$28,574	$17,814
3/31/2024	$17,845	$29,494	$18,362
4/30/2024	$17,431	$28,289	$17,870
5/31/2024	$17,871	$29,692	$18,258
6/30/2024	$18,202	$30,757	$18,264
7/31/2024	$18,512	$31,132	$18,870
8/31/2024	$18,908	$31,887	$19,280
9/30/2024	$19,191	$32,568	$19,536
10/31/2024	$19,110	$32,272	$19,355
11/30/2024	$19,581	$34,167	$20,063
12/31/2024	$19,348	$33,352	$19,314
1/31/2025	$19,736	$34,281	$19,884
2/28/2025	$19,808	$33,834	$19,996
3/31/2025	$19,250	$31,928	$19,625
4/30/2025	$19,105	$31,711	$19,319
5/31/2025	$19,721	$33,707	$19,794
6/30/2025	$20,437	$35,421	$20,316
7/31/2025	$20,723	$36,216	$20,415
8/31/2025	$21,065	$36,950	$20,859
9/30/2025	$21,586	$38,299	$21,109
10/31/2025	$21,826	$39,196	$21,181

Average Annual Return [Table Text Block]
I5CX3	1 Year	5 Years	10 Years
Class C with Load	13.21%	10.06%	8.12%
Class C	14.21%	10.06%	8.12%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 835,391,869
Holdings Count | Holding			197
Advisory Fees Paid, Amount			$ 4,305,902
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137934
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Asset Income
Class Name			Class I
Trading Symbol			TSHIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.72%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 15.33%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,950	$10,030	$9,941
12/31/2015	$9,811	$9,872	$9,738
1/31/2016	$9,537	$9,382	$9,432
2/29/2016	$9,547	$9,369	$9,464
3/31/2016	$9,963	$10,005	$9,967
4/30/2016	$9,994	$10,043	$10,226
5/31/2016	$10,127	$10,224	$10,328
6/30/2016	$10,165	$10,250	$10,419
7/31/2016	$10,454	$10,628	$10,693
8/31/2016	$10,558	$10,643	$10,834
9/30/2016	$10,549	$10,645	$10,841
10/31/2016	$10,413	$10,451	$10,762
11/30/2016	$10,559	$10,838	$11,023
12/31/2016	$10,735	$11,052	$11,245
1/31/2017	$10,882	$11,262	$11,358
2/28/2017	$11,093	$11,709	$11,638
3/31/2017	$11,152	$11,723	$11,574
4/30/2017	$11,280	$11,843	$11,636
5/31/2017	$11,290	$12,010	$11,678
6/30/2017	$11,400	$12,085	$11,787
7/31/2017	$11,508	$12,333	$11,925
8/31/2017	$11,551	$12,371	$11,863
10/31/2017	$11,881	$12,921	$12,152
11/30/2017	$12,065	$13,317	$12,324
12/31/2017	$12,207	$13,465	$12,426
1/31/2018	$12,492	$14,236	$12,678
2/28/2018	$12,251	$13,711	$12,323
3/31/2018	$12,048	$13,363	$12,186
4/30/2018	$12,137	$13,414	$12,232
5/31/2018	$12,236	$13,737	$12,266
6/30/2018	$12,222	$13,822	$12,299
7/31/2018	$12,523	$14,336	$12,604
8/31/2018	$12,713	$14,803	$12,747
9/30/2018	$12,753	$14,887	$12,782
10/31/2018	$12,269	$13,870	$12,357
11/30/2018	$12,359	$14,153	$12,497
12/31/2018	$11,776	$12,875	$11,785
1/31/2019	$12,259	$13,906	$12,512
2/28/2019	$12,501	$14,353	$12,816
3/31/2019	$12,710	$14,632	$12,928
4/30/2019	$13,035	$15,224	$13,239
5/31/2019	$12,570	$14,257	$12,754
6/30/2019	$13,060	$15,262	$13,370
7/31/2019	$13,247	$15,481	$13,471
8/31/2019	$13,247	$15,236	$13,323
9/30/2019	$13,511	$15,521	$13,586
10/31/2019	$13,759	$15,857	$13,706
11/30/2019	$13,913	$16,433	$13,953
12/31/2019	$14,185	$16,928	$14,258
1/31/2020	$14,125	$16,922	$14,115
2/29/2020	$13,445	$15,529	$13,321
3/31/2020	$11,612	$13,611	$11,494
4/30/2020	$12,554	$15,356	$12,392
5/31/2020	$13,157	$16,087	$12,855
6/30/2020	$13,406	$16,407	$12,847
7/31/2020	$13,992	$17,332	$13,406
8/31/2020	$14,541	$18,578	$13,740
9/30/2020	$14,270	$17,872	$13,490
10/31/2020	$14,196	$17,397	$13,433
11/30/2020	$15,390	$19,301	$14,566
12/31/2020	$15,836	$20,043	$14,963
1/31/2021	$15,923	$19,841	$14,890
2/28/2021	$16,097	$20,388	$15,342
3/31/2021	$16,610	$21,281	$15,808
4/30/2021	$17,149	$22,416	$16,210
5/31/2021	$17,399	$22,573	$16,418
6/30/2021	$17,519	$23,100	$16,429
7/31/2021	$17,759	$23,649	$16,529
8/31/2021	$17,998	$24,368	$16,734
9/30/2021	$17,575	$23,234	$16,439
10/31/2021	$18,122	$24,862	$16,842
11/30/2021	$17,944	$24,690	$16,456
12/31/2021	$18,663	$25,797	$17,132
1/31/2022	$18,377	$24,462	$16,689
2/28/2022	$18,027	$23,729	$16,498
3/31/2022	$18,121	$24,610	$16,658
4/30/2022	$17,371	$22,464	$15,873
5/31/2022	$17,502	$22,505	$16,089
6/30/2022	$16,214	$20,648	$14,865
7/31/2022	$17,205	$22,552	$15,814
8/31/2022	$16,765	$21,632	$15,359
9/30/2022	$15,712	$19,640	$14,391
10/31/2022	$16,636	$21,230	$15,308
11/30/2022	$17,274	$22,416	$15,960
12/31/2022	$16,750	$21,125	$15,569
1/31/2023	$17,453	$22,452	$16,298
2/28/2023	$17,036	$21,904	$15,886
3/31/2023	$17,073	$22,708	$15,925
4/30/2023	$17,225	$23,063	$16,117
5/31/2023	$16,904	$23,163	$15,726
6/30/2023	$17,571	$24,693	$16,355
7/31/2023	$17,998	$25,487	$16,749
8/31/2023	$17,758	$25,081	$16,528
9/30/2023	$17,310	$23,885	$16,105
10/31/2023	$16,910	$23,383	$15,724
11/30/2023	$17,785	$25,518	$16,700
12/31/2023	$18,475	$26,678	$17,442
1/31/2024	$18,600	$27,126	$17,481
2/29/2024	$18,890	$28,574	$17,814
3/31/2024	$19,391	$29,494	$18,362
4/30/2024	$18,972	$28,289	$17,870
5/31/2024	$19,466	$29,692	$18,258
6/30/2024	$19,840	$30,757	$18,264
7/31/2024	$20,194	$31,132	$18,870
8/31/2024	$20,641	$31,887	$19,280
9/30/2024	$20,964	$32,568	$19,536
10/31/2024	$20,893	$32,272	$19,355
11/30/2024	$21,423	$34,167	$20,063
12/31/2024	$21,186	$33,352	$19,314
1/31/2025	$21,626	$34,281	$19,884
2/28/2025	$21,721	$33,834	$19,996
3/31/2025	$21,129	$31,928	$19,625
4/30/2025	$20,987	$31,711	$19,319
5/31/2025	$21,679	$33,707	$19,794
6/30/2025	$22,495	$35,421	$20,316
7/31/2025	$22,827	$36,216	$20,415
8/31/2025	$23,221	$36,950	$20,859
9/30/2025	$23,827	$38,299	$21,109
10/31/2025	$24,095	$39,196	$21,181

Average Annual Return [Table Text Block]
I5CX8	1 Year	5 Years	10 Years
Class I	15.33%	11.16%	9.19%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 835,391,869
Holdings Count | Holding			197
Advisory Fees Paid, Amount			$ 4,305,902
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137935
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Asset Income
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$68	0.63%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 15.45%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,919	$10,030	$9,941
12/31/2015	$9,769	$9,872	$9,738
1/31/2016	$9,492	$9,382	$9,432
2/29/2016	$9,472	$9,369	$9,464
3/31/2016	$9,843	$10,005	$9,967
4/30/2016	$9,864	$10,043	$10,226
5/31/2016	$9,936	$10,224	$10,328
6/30/2016	$10,003	$10,250	$10,419
7/31/2016	$10,264	$10,628	$10,693
8/31/2016	$10,327	$10,643	$10,834
9/30/2016	$10,296	$10,645	$10,841
10/31/2016	$10,138	$10,451	$10,762
11/30/2016	$10,244	$10,838	$11,023
12/31/2016	$10,415	$11,052	$11,245
1/31/2017	$10,564	$11,262	$11,358
2/28/2017	$10,776	$11,709	$11,638
3/31/2017	$10,830	$11,723	$11,574
4/30/2017	$10,948	$11,843	$11,636
5/31/2017	$10,958	$12,010	$11,678
6/30/2017	$11,070	$12,085	$11,787
7/31/2017	$11,167	$12,333	$11,925
8/31/2017	$11,221	$12,371	$11,863
10/31/2017	$11,527	$12,921	$12,152
11/30/2017	$11,702	$13,317	$12,324
12/31/2017	$11,837	$13,465	$12,426
1/31/2018	$12,125	$14,236	$12,678
2/28/2018	$11,882	$13,711	$12,323
3/31/2018	$11,688	$13,363	$12,186
4/30/2018	$11,777	$13,414	$12,232
5/31/2018	$11,867	$13,737	$12,266
6/30/2018	$11,853	$13,822	$12,299
7/31/2018	$12,146	$14,336	$12,604
8/31/2018	$12,327	$14,803	$12,747
9/30/2018	$12,369	$14,887	$12,782
10/31/2018	$11,925	$13,870	$12,357
11/30/2018	$12,005	$14,153	$12,497
12/31/2018	$11,431	$12,875	$11,785
1/31/2019	$11,910	$13,906	$12,512
2/28/2019	$12,143	$14,353	$12,816
3/31/2019	$12,343	$14,632	$12,928
4/30/2019	$12,661	$15,224	$13,239
5/31/2019	$12,202	$14,257	$12,754
6/30/2019	$12,685	$15,262	$13,370
7/31/2019	$12,863	$15,481	$13,471
8/31/2019	$12,863	$15,236	$13,323
9/30/2019	$13,120	$15,521	$13,586
10/31/2019	$13,360	$15,857	$13,706
11/30/2019	$13,516	$16,433	$13,953
12/31/2019	$13,783	$16,928	$14,258
1/31/2020	$13,735	$16,922	$14,115
2/29/2020	$13,068	$15,529	$13,321
3/31/2020	$11,281	$13,611	$11,494
4/30/2020	$12,201	$15,356	$12,392
5/31/2020	$12,790	$16,087	$12,855
6/30/2020	$13,031	$16,407	$12,847
7/31/2020	$13,590	$17,332	$13,406
8/31/2020	$14,136	$18,578	$13,740
9/30/2020	$13,873	$17,872	$13,490
10/31/2020	$13,798	$17,397	$13,433
11/30/2020	$14,964	$19,301	$14,566
12/31/2020	$15,383	$20,043	$14,963
1/31/2021	$15,484	$19,841	$14,890
2/28/2021	$15,649	$20,388	$15,342
3/31/2021	$16,148	$21,281	$15,808
4/30/2021	$16,672	$22,416	$16,210
5/31/2021	$16,914	$22,573	$16,418
6/30/2021	$17,039	$23,100	$16,429
7/31/2021	$17,270	$23,649	$16,529
8/31/2021	$17,502	$24,368	$16,734
9/30/2021	$17,088	$23,234	$16,439
10/31/2021	$17,633	$24,862	$16,842
11/30/2021	$17,464	$24,690	$16,456
12/31/2021	$18,150	$25,797	$17,132
1/31/2022	$17,885	$24,462	$16,689
2/28/2022	$17,540	$23,729	$16,498
3/31/2022	$17,627	$24,610	$16,658
4/30/2022	$16,902	$22,464	$15,873
5/31/2022	$17,037	$22,505	$16,089
6/30/2022	$15,775	$20,648	$14,865
7/31/2022	$16,736	$22,552	$15,814
8/31/2022	$16,315	$21,632	$15,359
9/30/2022	$15,293	$19,640	$14,391
10/31/2022	$16,195	$21,230	$15,308
11/30/2022	$16,809	$22,416	$15,960
12/31/2022	$16,302	$21,125	$15,569
1/31/2023	$16,982	$22,452	$16,298
2/28/2023	$16,584	$21,904	$15,886
3/31/2023	$16,624	$22,708	$15,925
4/30/2023	$16,767	$23,063	$16,117
5/31/2023	$16,454	$23,163	$15,726
6/30/2023	$17,111	$24,693	$16,355
7/31/2023	$17,522	$25,487	$16,749
8/31/2023	$17,292	$25,081	$16,528
9/30/2023	$16,861	$23,885	$16,105
10/31/2023	$16,481	$23,383	$15,724
11/30/2023	$17,338	$25,518	$16,700
12/31/2023	$18,006	$26,678	$17,442
1/31/2024	$18,121	$27,126	$17,481
2/29/2024	$18,406	$28,574	$17,814
3/31/2024	$18,893	$29,494	$18,362
4/30/2024	$18,494	$28,289	$17,870
5/31/2024	$18,974	$29,692	$18,258
6/30/2024	$19,331	$30,757	$18,264
7/31/2024	$19,682	$31,132	$18,870
8/31/2024	$20,114	$31,887	$19,280
9/30/2024	$20,434	$32,568	$19,536
10/31/2024	$20,363	$32,272	$19,355
11/30/2024	$20,881	$34,167	$20,063
12/31/2024	$20,654	$33,352	$19,314
1/31/2025	$21,095	$34,281	$19,884
2/28/2025	$21,179	$33,834	$19,996
3/31/2025	$20,616	$31,928	$19,625
4/30/2025	$20,471	$31,711	$19,319
5/31/2025	$21,141	$33,707	$19,794
6/30/2025	$21,940	$35,421	$20,316
7/31/2025	$22,269	$36,216	$20,415
8/31/2025	$22,647	$36,950	$20,859
9/30/2025	$23,245	$38,299	$21,109
10/31/2025	$23,508	$39,196	$21,181

Average Annual Return [Table Text Block]
I5CX4	1 Year	5 Years	10 Years
Class I2	15.45%	11.24%	8.92%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 835,391,869
Holdings Count | Holding			197
Advisory Fees Paid, Amount			$ 4,305,902
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021228
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Managed Balanced
Class Name			Class A
Trading Symbol			IBALX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 13.41%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$9,449	$10,000	$10,000
11/30/2015	$9,453	$10,030	$9,974
12/31/2015	$9,349	$9,872	$9,941
1/31/2016	$9,079	$9,382	$10,078
2/29/2016	$9,052	$9,369	$10,150
3/31/2016	$9,457	$10,005	$10,243
4/30/2016	$9,504	$10,043	$10,282
5/31/2016	$9,621	$10,224	$10,285
6/30/2016	$9,646	$10,250	$10,469
7/31/2016	$9,916	$10,628	$10,536
8/31/2016	$9,920	$10,643	$10,524
9/30/2016	$9,904	$10,645	$10,517
10/31/2016	$9,786	$10,451	$10,437
11/30/2016	$9,947	$10,838	$10,190
12/31/2016	$10,050	$11,052	$10,205
1/31/2017	$10,196	$11,262	$10,225
2/28/2017	$10,458	$11,709	$10,293
3/31/2017	$10,477	$11,723	$10,288
4/30/2017	$10,577	$11,843	$10,367
5/31/2017	$10,672	$12,010	$10,447
6/30/2017	$10,685	$12,085	$10,437
7/31/2017	$10,836	$12,333	$10,481
8/31/2017	$10,900	$12,371	$10,575
9/30/2017	$11,001	$12,626	$10,525
10/31/2017	$11,145	$12,921	$10,531
11/30/2017	$11,341	$13,317	$10,518
12/31/2017	$11,441	$13,465	$10,566
1/31/2018	$11,760	$14,236	$10,444
2/28/2018	$11,416	$13,711	$10,345
3/31/2018	$11,254	$13,363	$10,412
4/30/2018	$11,221	$13,414	$10,334
5/31/2018	$11,389	$13,737	$10,408
6/30/2018	$11,440	$13,822	$10,395
7/31/2018	$11,716	$14,336	$10,398
8/31/2018	$11,951	$14,803	$10,464
9/30/2018	$11,972	$14,887	$10,397
10/31/2018	$11,374	$13,870	$10,315
11/30/2018	$11,555	$14,153	$10,377
12/31/2018	$10,990	$12,875	$10,567
1/31/2019	$11,564	$13,906	$10,679
2/28/2019	$11,768	$14,353	$10,673
3/31/2019	$11,984	$14,632	$10,878
4/30/2019	$12,291	$15,224	$10,881
5/31/2019	$11,865	$14,257	$11,074
6/30/2019	$12,416	$15,262	$11,213
7/31/2019	$12,523	$15,481	$11,238
8/31/2019	$12,492	$15,236	$11,529
9/30/2019	$12,602	$15,521	$11,468
10/31/2019	$12,799	$15,857	$11,502
11/30/2019	$13,085	$16,433	$11,496
12/31/2019	$13,332	$16,928	$11,488
1/31/2020	$13,448	$16,922	$11,709
2/29/2020	$12,908	$15,529	$11,920
3/31/2020	$11,789	$13,611	$11,850
4/30/2020	$12,839	$15,356	$12,061
5/31/2020	$13,265	$16,087	$12,117
6/30/2020	$13,521	$16,407	$12,193
7/31/2020	$14,087	$17,332	$12,375
8/31/2020	$14,704	$18,578	$12,275
9/30/2020	$14,313	$17,872	$12,269
10/31/2020	$14,048	$17,397	$12,214
11/30/2020	$15,033	$19,301	$12,334
12/31/2020	$15,407	$20,043	$12,351
1/31/2021	$15,295	$19,841	$12,262
2/28/2021	$15,431	$20,388	$12,085
3/31/2021	$15,813	$21,281	$11,934
4/30/2021	$16,415	$22,416	$12,028
5/31/2021	$16,502	$22,573	$12,068
6/30/2021	$16,784	$23,100	$12,152
7/31/2021	$17,094	$23,649	$12,288
8/31/2021	$17,357	$24,368	$12,265
9/30/2021	$16,773	$23,234	$12,159
10/31/2021	$17,532	$24,862	$12,155
11/30/2021	$17,498	$24,690	$12,191
12/31/2021	$17,960	$25,797	$12,160
1/31/2022	$17,281	$24,462	$11,898
2/28/2022	$16,898	$23,729	$11,765
3/31/2022	$17,065	$24,610	$11,439
4/30/2022	$15,908	$22,464	$11,005
5/31/2022	$15,939	$22,505	$11,075
6/30/2022	$15,032	$20,648	$10,902
7/31/2022	$16,015	$22,552	$11,168
8/31/2022	$15,443	$21,632	$10,853
9/30/2022	$14,317	$19,640	$10,384
10/31/2022	$14,865	$21,230	$10,249
11/30/2022	$15,600	$22,416	$10,626
12/31/2022	$14,996	$21,125	$10,578
1/31/2023	$15,765	$22,452	$10,904
2/28/2023	$15,402	$21,904	$10,622
3/31/2023	$15,884	$22,708	$10,891
4/30/2023	$16,082	$23,063	$10,957
5/31/2023	$16,071	$23,163	$10,838
6/30/2023	$16,704	$24,693	$10,799
7/31/2023	$17,037	$25,487	$10,792
8/31/2023	$16,854	$25,081	$10,723
9/30/2023	$16,210	$23,885	$10,451
10/31/2023	$15,907	$23,383	$10,286
11/30/2023	$17,047	$25,518	$10,751
12/31/2023	$17,759	$26,678	$11,163
1/31/2024	$17,943	$27,126	$11,132
2/29/2024	$18,438	$28,574	$10,975
3/31/2024	$18,863	$29,494	$11,076
4/30/2024	$18,238	$28,289	$10,797
5/31/2024	$18,903	$29,692	$10,980
6/30/2024	$19,411	$30,757	$11,084
7/31/2024	$19,652	$31,132	$11,342
8/31/2024	$20,072	$31,887	$11,505
9/30/2024	$20,404	$32,568	$11,660
10/31/2024	$20,117	$32,272	$11,370
11/30/2024	$20,832	$34,167	$11,491
12/31/2024	$20,335	$33,352	$11,303
1/31/2025	$20,635	$34,281	$11,362
2/28/2025	$20,659	$33,834	$11,612
3/31/2025	$19,933	$31,928	$11,617
4/30/2025	$19,861	$31,711	$11,663
5/31/2025	$20,572	$33,707	$11,579
6/30/2025	$21,368	$35,421	$11,757
7/31/2025	$21,634	$36,216	$11,726
8/31/2025	$21,991	$36,950	$11,866
9/30/2025	$22,505	$38,299	$11,996
10/31/2025	$22,814	$39,196	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBDK1	1 Year	5 Years	10 Years
Class A with Load	7.17%	8.94%	8.60%
Class A	13.41%	10.18%	9.22%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,514,511,181
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 8,244,307
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021230
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Managed Balanced
Class Name			Class C
Trading Symbol			IBLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.71%

Expenses Paid, Amount			$ 182
Expense Ratio, Percent			1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 12.58%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$10,030	$9,974
12/31/2015	$9,884	$9,872	$9,941
1/31/2016	$9,594	$9,382	$10,078
2/29/2016	$9,560	$9,369	$10,150
3/31/2016	$9,978	$10,005	$10,243
4/30/2016	$10,025	$10,043	$10,282
5/31/2016	$10,142	$10,224	$10,285
6/30/2016	$10,162	$10,250	$10,469
7/31/2016	$10,439	$10,628	$10,536
8/31/2016	$10,435	$10,643	$10,524
9/30/2016	$10,414	$10,645	$10,517
10/31/2016	$10,284	$10,451	$10,437
11/30/2016	$10,444	$10,838	$10,190
12/31/2016	$10,550	$11,052	$10,205
1/31/2017	$10,694	$11,262	$10,225
2/28/2017	$10,964	$11,709	$10,293
3/31/2017	$10,973	$11,723	$10,288
4/30/2017	$11,071	$11,843	$10,367
5/31/2017	$11,164	$12,010	$10,447
6/30/2017	$11,173	$12,085	$10,437
7/31/2017	$11,321	$12,333	$10,481
8/31/2017	$11,381	$12,371	$10,575
9/30/2017	$11,478	$12,626	$10,525
10/31/2017	$11,623	$12,921	$10,531
11/30/2017	$11,822	$13,317	$10,518
12/31/2017	$11,915	$13,465	$10,566
1/31/2018	$12,240	$14,236	$10,444
2/28/2018	$11,876	$13,711	$10,345
3/31/2018	$11,698	$13,363	$10,412
4/30/2018	$11,659	$13,414	$10,334
5/31/2018	$11,824	$13,737	$10,408
6/30/2018	$11,869	$13,822	$10,395
7/31/2018	$12,147	$14,336	$10,398
8/31/2018	$12,382	$14,803	$10,464
9/30/2018	$12,399	$14,887	$10,397
10/31/2018	$11,767	$13,870	$10,315
11/30/2018	$11,950	$14,153	$10,377
12/31/2018	$11,358	$12,875	$10,567
1/31/2019	$11,944	$13,906	$10,679
2/28/2019	$12,149	$14,353	$10,673
3/31/2019	$12,359	$14,632	$10,878
4/30/2019	$12,672	$15,224	$10,881
5/31/2019	$12,224	$14,257	$11,074
6/30/2019	$12,784	$15,262	$11,213
7/31/2019	$12,887	$15,481	$11,238
8/31/2019	$12,845	$15,236	$11,529
9/30/2019	$12,951	$15,521	$11,468
10/31/2019	$13,147	$15,857	$11,502
11/30/2019	$13,428	$16,433	$11,496
12/31/2019	$13,677	$16,928	$11,488
1/31/2020	$13,783	$16,922	$11,709
2/29/2020	$13,228	$15,529	$11,920
3/31/2020	$12,070	$13,611	$11,850
4/30/2020	$13,137	$15,356	$12,061
5/31/2020	$13,566	$16,087	$12,117
6/30/2020	$13,814	$16,407	$12,193
7/31/2020	$14,384	$17,332	$12,375
8/31/2020	$15,003	$18,578	$12,275
9/30/2020	$14,597	$17,872	$12,269
10/31/2020	$14,317	$17,397	$12,214
11/30/2020	$15,312	$19,301	$12,334
12/31/2020	$15,683	$20,043	$12,351
1/31/2021	$15,562	$19,841	$12,262
2/28/2021	$15,688	$20,388	$12,085
3/31/2021	$16,070	$21,281	$11,934
4/30/2021	$16,669	$22,416	$12,028
5/31/2021	$16,744	$22,573	$12,068
6/30/2021	$17,021	$23,100	$12,152
7/31/2021	$17,323	$23,649	$12,288
8/31/2021	$17,580	$24,368	$12,265
9/30/2021	$16,976	$23,234	$12,159
10/31/2021	$17,736	$24,862	$12,155
11/30/2021	$17,690	$24,690	$12,191
12/31/2021	$18,143	$25,797	$12,160
1/31/2022	$17,452	$24,462	$11,898
2/28/2022	$17,050	$23,729	$11,765
3/31/2022	$17,211	$24,610	$11,439
4/30/2022	$16,033	$22,464	$11,005
5/31/2022	$16,054	$22,505	$11,075
6/30/2022	$15,129	$20,648	$10,902
7/31/2022	$16,110	$22,552	$11,168
8/31/2022	$15,526	$21,632	$10,853
9/30/2022	$14,384	$19,640	$10,384
10/31/2022	$14,926	$21,230	$10,249
11/30/2022	$15,650	$22,416	$10,626
12/31/2022	$15,038	$21,125	$10,578
1/31/2023	$15,800	$22,452	$10,904
2/28/2023	$15,427	$21,904	$10,622
3/31/2023	$15,896	$22,708	$10,891
4/30/2023	$16,088	$23,063	$10,957
5/31/2023	$16,066	$23,163	$10,838
6/30/2023	$16,688	$24,693	$10,799
7/31/2023	$17,013	$25,487	$10,792
8/31/2023	$16,815	$25,081	$10,723
9/30/2023	$16,167	$23,885	$10,451
10/31/2023	$15,853	$23,383	$10,286
11/30/2023	$16,978	$25,518	$10,751
12/31/2023	$17,679	$26,678	$11,163
1/31/2024	$17,849	$27,126	$11,132
2/29/2024	$18,326	$28,574	$10,975
3/31/2024	$18,736	$29,494	$11,076
4/30/2024	$18,105	$28,289	$10,797
5/31/2024	$18,754	$29,692	$10,980
6/30/2024	$19,247	$30,757	$11,084
7/31/2024	$19,474	$31,132	$11,342
8/31/2024	$19,879	$31,887	$11,505
9/30/2024	$20,190	$32,568	$11,660
10/31/2024	$19,893	$32,272	$11,370
11/30/2024	$20,596	$34,167	$11,491
12/31/2024	$20,087	$33,352	$11,303
1/31/2025	$20,367	$34,281	$11,362
2/28/2025	$20,379	$33,834	$11,612
3/31/2025	$19,653	$31,928	$11,617
4/30/2025	$19,574	$31,711	$11,663
5/31/2025	$20,258	$33,707	$11,579
6/30/2025	$21,031	$35,421	$11,757
7/31/2025	$21,281	$36,216	$11,726
8/31/2025	$21,612	$36,950	$11,866
9/30/2025	$22,107	$38,299	$11,996
10/31/2025	$22,395	$39,196	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBDK3	1 Year	5 Years	10 Years
Class C with Load	11.58%	9.36%	8.40%
Class C	12.58%	9.36%	8.40%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,514,511,181
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 8,244,307
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081953
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Managed Balanced
Class Name			Class I
Trading Symbol			TBLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.74%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 13.65%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,008	$10,030	$9,974
12/31/2015	$9,897	$9,872	$9,941
1/31/2016	$9,613	$9,382	$10,078
2/29/2016	$9,588	$9,369	$10,150
3/31/2016	$10,017	$10,005	$10,243
4/30/2016	$10,075	$10,043	$10,282
5/31/2016	$10,198	$10,224	$10,285
6/30/2016	$10,226	$10,250	$10,469
7/31/2016	$10,512	$10,628	$10,536
8/31/2016	$10,520	$10,643	$10,524
9/30/2016	$10,503	$10,645	$10,517
10/31/2016	$10,383	$10,451	$10,437
11/30/2016	$10,553	$10,838	$10,190
12/31/2016	$10,667	$11,052	$10,205
1/31/2017	$10,822	$11,262	$10,225
2/28/2017	$11,106	$11,709	$10,293
3/31/2017	$11,124	$11,723	$10,288
4/30/2017	$11,233	$11,843	$10,367
5/31/2017	$11,334	$12,010	$10,447
6/30/2017	$11,353	$12,085	$10,437
7/31/2017	$11,513	$12,333	$10,481
8/31/2017	$11,585	$12,371	$10,575
9/30/2017	$11,694	$12,626	$10,525
10/31/2017	$11,850	$12,921	$10,531
11/30/2017	$12,061	$13,317	$10,518
12/31/2017	$12,170	$13,465	$10,566
1/31/2018	$12,508	$14,236	$10,444
2/28/2018	$12,148	$13,711	$10,345
3/31/2018	$11,974	$13,363	$10,412
4/30/2018	$11,944	$13,414	$10,334
5/31/2018	$12,126	$13,737	$10,408
6/30/2018	$12,182	$13,822	$10,395
7/31/2018	$12,475	$14,336	$10,398
8/31/2018	$12,728	$14,803	$10,464
9/30/2018	$12,757	$14,887	$10,397
10/31/2018	$12,118	$13,870	$10,315
11/30/2018	$12,315	$14,153	$10,377
12/31/2018	$11,713	$12,875	$10,567
1/31/2019	$12,327	$13,906	$10,679
2/28/2019	$12,548	$14,353	$10,673
3/31/2019	$12,779	$14,632	$10,878
4/30/2019	$13,109	$15,224	$10,881
5/31/2019	$12,657	$14,257	$11,074
6/30/2019	$13,250	$15,262	$11,213
7/31/2019	$13,368	$15,481	$11,238
8/31/2019	$13,335	$15,236	$11,529
9/30/2019	$13,455	$15,521	$11,468
10/31/2019	$13,668	$15,857	$11,502
11/30/2019	$13,976	$16,433	$11,496
12/31/2019	$14,242	$16,928	$11,488
1/31/2020	$14,369	$16,922	$11,709
2/29/2020	$13,796	$15,529	$11,920
3/31/2020	$12,600	$13,611	$11,850
4/30/2020	$13,722	$15,356	$12,061
5/31/2020	$14,184	$16,087	$12,117
6/30/2020	$14,455	$16,407	$12,193
7/31/2020	$15,066	$17,332	$12,375
8/31/2020	$15,727	$18,578	$12,275
9/30/2020	$15,315	$17,872	$12,269
10/31/2020	$15,033	$17,397	$12,214
11/30/2020	$16,092	$19,301	$12,334
12/31/2020	$16,493	$20,043	$12,351
1/31/2021	$16,374	$19,841	$12,262
2/28/2021	$16,524	$20,388	$12,085
3/31/2021	$16,934	$21,281	$11,934
4/30/2021	$17,580	$22,416	$12,028
5/31/2021	$17,678	$22,573	$12,068
6/30/2021	$17,982	$23,100	$12,152
7/31/2021	$18,318	$23,649	$12,288
8/31/2021	$18,603	$24,368	$12,265
9/30/2021	$17,980	$23,234	$12,159
10/31/2021	$18,800	$24,862	$12,155
11/30/2021	$18,764	$24,690	$12,191
12/31/2021	$19,267	$25,797	$12,160
1/31/2022	$18,543	$24,462	$11,898
2/28/2022	$18,134	$23,729	$11,765
3/31/2022	$18,316	$24,610	$11,439
4/30/2022	$17,093	$22,464	$11,005
5/31/2022	$17,131	$22,505	$11,075
6/30/2022	$16,161	$20,648	$10,902
7/31/2022	$17,216	$22,552	$11,168
8/31/2022	$16,611	$21,632	$10,853
9/30/2022	$15,396	$19,640	$10,384
10/31/2022	$15,993	$21,230	$10,249
11/30/2022	$16,786	$22,416	$10,626
12/31/2022	$16,143	$21,125	$10,578
1/31/2023	$16,971	$22,452	$10,904
2/28/2023	$16,588	$21,904	$10,622
3/31/2023	$17,102	$22,708	$10,891
4/30/2023	$17,320	$23,063	$10,957
5/31/2023	$17,314	$23,163	$10,838
6/30/2023	$18,002	$24,693	$10,799
7/31/2023	$18,365	$25,487	$10,792
8/31/2023	$18,169	$25,081	$10,723
9/30/2023	$17,476	$23,885	$10,451
10/31/2023	$17,152	$23,383	$10,286
11/30/2023	$18,385	$25,518	$10,751
12/31/2023	$19,159	$26,678	$11,163
1/31/2024	$19,362	$27,126	$11,132
2/29/2024	$19,893	$28,574	$10,975
3/31/2024	$20,360	$29,494	$11,076
4/30/2024	$19,689	$28,289	$10,797
5/31/2024	$20,407	$29,692	$10,980
6/30/2024	$20,958	$30,757	$11,084
7/31/2024	$21,229	$31,132	$11,342
8/31/2024	$21,680	$31,887	$11,505
9/30/2024	$22,041	$32,568	$11,660
10/31/2024	$21,739	$32,272	$11,370
11/30/2024	$22,519	$34,167	$11,491
12/31/2024	$21,978	$33,352	$11,303
1/31/2025	$22,307	$34,281	$11,362
2/28/2025	$22,339	$33,834	$11,612
3/31/2025	$21,558	$31,928	$11,617
4/30/2025	$21,487	$31,711	$11,663
5/31/2025	$22,257	$33,707	$11,579
6/30/2025	$23,125	$35,421	$11,757
7/31/2025	$23,417	$36,216	$11,726
8/31/2025	$23,808	$36,950	$11,866
9/30/2025	$24,366	$38,299	$11,996
10/31/2025	$24,705	$39,196	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBDK8	1 Year	5 Years	10 Years
Class I	13.65%	10.45%	9.47%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,514,511,181
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 8,244,307
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000234683
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Managed Balanced
Class Name			Class R
Trading Symbol			TAAHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.21%

Expenses Paid, Amount			$ 129
Expense Ratio, Percent			1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 13.14%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,172	$10,371	$9,722
4/30/2022	$9,474	$9,467	$9,353
5/31/2022	$9,492	$9,484	$9,414
6/30/2022	$8,948	$8,701	$9,266
7/31/2022	$9,532	$9,504	$9,492
8/31/2022	$9,189	$9,116	$9,224
9/30/2022	$8,527	$8,277	$8,826
10/31/2022	$8,853	$8,947	$8,711
11/30/2022	$9,288	$9,447	$9,032
12/31/2022	$8,931	$8,902	$8,991
1/31/2023	$9,385	$9,462	$9,267
2/28/2023	$9,169	$9,231	$9,028
3/31/2023	$9,451	$9,570	$9,257
4/30/2023	$9,569	$9,719	$9,313
5/31/2023	$9,562	$9,761	$9,212
6/30/2023	$9,941	$10,406	$9,179
7/31/2023	$10,136	$10,741	$9,173
8/31/2023	$10,024	$10,570	$9,114
9/30/2023	$9,641	$10,066	$8,882
10/31/2023	$9,458	$9,854	$8,742
11/30/2023	$10,135	$10,754	$9,138
12/31/2023	$10,557	$11,243	$9,488
1/31/2024	$10,666	$11,431	$9,462
2/29/2024	$10,953	$12,042	$9,328
3/31/2024	$11,205	$12,429	$9,414
4/30/2024	$10,833	$11,922	$9,177
5/31/2024	$11,225	$12,513	$9,332
6/30/2024	$11,523	$12,962	$9,420
7/31/2024	$11,666	$13,120	$9,640
8/31/2024	$11,913	$13,438	$9,779
9/30/2024	$12,105	$13,725	$9,910
10/31/2024	$11,931	$13,600	$9,664
11/30/2024	$12,356	$14,399	$9,766
12/31/2024	$12,057	$14,055	$9,607
1/31/2025	$12,231	$14,447	$9,657
2/28/2025	$12,242	$14,258	$9,870
3/31/2025	$11,811	$13,455	$9,874
4/30/2025	$11,768	$13,364	$9,912
5/31/2025	$12,186	$14,205	$9,842
6/30/2025	$12,657	$14,927	$9,993
7/31/2025	$12,811	$15,262	$9,966
8/31/2025	$13,019	$15,572	$10,086
9/30/2025	$13,320	$16,140	$10,196
10/31/2025	$13,500	$16,518	$10,259

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBDK5	1 Year	Since Inception 3/1/22
Class R	13.14%	8.52%
S&P 500®IndexFootnote Reference(a)	21.45%	14.65%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	0.70%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,514,511,181
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 8,244,307
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156741
Shareholder Report [Line Items]
Fund Name			Transamerica Multi-Managed Balanced
Class Name			Class R6
Trading Symbol			TAMMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.64%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 13.78%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,012	$10,030	$9,974
12/31/2015	$9,899	$9,872	$9,941
1/31/2016	$9,623	$9,382	$10,078
2/29/2016	$9,595	$9,369	$10,150
3/31/2016	$10,026	$10,005	$10,243
4/30/2016	$10,084	$10,043	$10,282
5/31/2016	$10,208	$10,224	$10,285
6/30/2016	$10,238	$10,250	$10,469
7/31/2016	$10,524	$10,628	$10,536
8/31/2016	$10,533	$10,643	$10,524
9/30/2016	$10,519	$10,645	$10,517
10/31/2016	$10,399	$10,451	$10,437
11/30/2016	$10,573	$10,838	$10,190
12/31/2016	$10,686	$11,052	$10,205
1/31/2017	$10,845	$11,262	$10,225
2/28/2017	$11,126	$11,709	$10,293
3/31/2017	$11,151	$11,723	$10,288
4/30/2017	$11,256	$11,843	$10,367
5/31/2017	$11,361	$12,010	$10,447
6/30/2017	$11,379	$12,085	$10,437
7/31/2017	$11,544	$12,333	$10,481
8/31/2017	$11,616	$12,371	$10,575
9/30/2017	$11,724	$12,626	$10,525
10/31/2017	$11,880	$12,921	$10,531
11/30/2017	$12,097	$13,317	$10,518
12/31/2017	$12,204	$13,465	$10,566
1/31/2018	$12,548	$14,236	$10,444
2/28/2018	$12,183	$13,711	$10,345
3/31/2018	$12,012	$13,363	$10,412
4/30/2018	$11,985	$13,414	$10,334
5/31/2018	$12,169	$13,737	$10,408
6/30/2018	$12,224	$13,822	$10,395
7/31/2018	$12,521	$14,336	$10,398
8/31/2018	$12,775	$14,803	$10,464
9/30/2018	$12,804	$14,887	$10,397
10/31/2018	$12,162	$13,870	$10,315
11/30/2018	$12,364	$14,153	$10,377
12/31/2018	$11,759	$12,875	$10,567
1/31/2019	$12,380	$13,906	$10,679
2/28/2019	$12,602	$14,353	$10,673
3/31/2019	$12,833	$14,632	$10,878
4/30/2019	$13,169	$15,224	$10,881
5/31/2019	$12,715	$14,257	$11,074
6/30/2019	$13,309	$15,262	$11,213
7/31/2019	$13,428	$15,481	$11,238
8/31/2019	$13,399	$15,236	$11,529
9/30/2019	$13,518	$15,521	$11,468
10/31/2019	$13,733	$15,857	$11,502
11/30/2019	$14,043	$16,433	$11,496
12/31/2019	$14,313	$16,928	$11,488
1/31/2020	$14,441	$16,922	$11,709
2/29/2020	$13,865	$15,529	$11,920
3/31/2020	$12,668	$13,611	$11,850
4/30/2020	$13,795	$15,356	$12,061
5/31/2020	$14,260	$16,087	$12,117
6/30/2020	$14,535	$16,407	$12,193
7/31/2020	$15,150	$17,332	$12,375
8/31/2020	$15,820	$18,578	$12,275
9/30/2020	$15,404	$17,872	$12,269
10/31/2020	$15,121	$17,397	$12,214
11/30/2020	$16,185	$19,301	$12,334
12/31/2020	$16,593	$20,043	$12,351
1/31/2021	$16,474	$19,841	$12,262
2/28/2021	$16,624	$20,388	$12,085
3/31/2021	$17,046	$21,281	$11,934
4/30/2021	$17,696	$22,416	$12,028
5/31/2021	$17,790	$22,573	$12,068
6/30/2021	$18,105	$23,100	$12,152
7/31/2021	$18,439	$23,649	$12,288
8/31/2021	$18,731	$24,368	$12,265
9/30/2021	$18,103	$23,234	$12,159
10/31/2021	$18,933	$24,862	$12,155
11/30/2021	$18,897	$24,690	$12,191
12/31/2021	$19,403	$25,797	$12,160
1/31/2022	$18,674	$24,462	$11,898
2/28/2022	$18,262	$23,729	$11,765
3/31/2022	$18,450	$24,610	$11,439
4/30/2022	$17,201	$22,464	$11,005
5/31/2022	$17,240	$22,505	$11,075
6/30/2022	$16,267	$20,648	$10,902
7/31/2022	$17,330	$22,552	$11,168
8/31/2022	$16,720	$21,632	$10,853
9/30/2022	$15,500	$19,640	$10,384
10/31/2022	$16,101	$21,230	$10,249
11/30/2022	$16,899	$22,416	$10,626
12/31/2022	$16,256	$21,125	$10,578
1/31/2023	$17,090	$22,452	$10,904
2/28/2023	$16,704	$21,904	$10,622
3/31/2023	$17,226	$22,708	$10,891
4/30/2023	$17,445	$23,063	$10,957
5/31/2023	$17,439	$23,163	$10,838
6/30/2023	$18,136	$24,693	$10,799
7/31/2023	$18,496	$25,487	$10,792
8/31/2023	$18,304	$25,081	$10,723
9/30/2023	$17,611	$23,885	$10,451
10/31/2023	$17,285	$23,383	$10,286
11/30/2023	$18,527	$25,518	$10,751
12/31/2023	$19,311	$26,678	$11,163
1/31/2024	$19,516	$27,126	$11,132
2/29/2024	$20,050	$28,574	$10,975
3/31/2024	$20,520	$29,494	$11,076
4/30/2024	$19,850	$28,289	$10,797
5/31/2024	$20,574	$29,692	$10,980
6/30/2024	$21,133	$30,757	$11,084
7/31/2024	$21,406	$31,132	$11,342
8/31/2024	$21,868	$31,887	$11,505
9/30/2024	$22,231	$32,568	$11,660
10/31/2024	$21,926	$32,272	$11,370
11/30/2024	$22,713	$34,167	$11,491
12/31/2024	$22,172	$33,352	$11,303
1/31/2025	$22,504	$34,281	$11,362
2/28/2025	$22,536	$33,834	$11,612
3/31/2025	$21,754	$31,928	$11,617
4/30/2025	$21,682	$31,711	$11,663
5/31/2025	$22,466	$33,707	$11,579
6/30/2025	$23,340	$35,421	$11,757
7/31/2025	$23,635	$36,216	$11,726
8/31/2025	$24,029	$36,950	$11,866
9/30/2025	$24,598	$38,299	$11,996
10/31/2025	$24,947	$39,196	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBDKB	1 Year	5 Years	10 Years
Class R6	13.78%	10.53%	9.57%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,514,511,181
Holdings Count | Holding			669
Advisory Fees Paid, Amount			$ 8,244,307
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000054268
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class A
Trading Symbol			ITAAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount			$ 75
Expense Ratio, Percent			0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.29%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$9,751	$10,000	$10,000
11/30/2015	$9,730	$9,964	$9,980
12/31/2015	$9,698	$9,914	$9,967
1/31/2016	$9,695	$10,023	$10,019
2/29/2016	$9,684	$10,094	$10,030
3/31/2016	$9,778	$10,218	$10,065
4/30/2016	$9,844	$10,288	$10,078
5/31/2016	$9,871	$10,296	$10,072
6/30/2016	$9,897	$10,477	$10,131
7/31/2016	$9,949	$10,563	$10,133
8/31/2016	$9,970	$10,575	$10,123
9/30/2016	$9,988	$10,577	$10,134
10/31/2016	$10,005	$10,507	$10,130
11/30/2016	$9,963	$10,271	$10,089
12/31/2016	$9,979	$10,301	$10,095
1/31/2017	$10,017	$10,338	$10,113
2/28/2017	$10,054	$10,418	$10,130
3/31/2017	$10,061	$10,414	$10,135
4/30/2017	$10,087	$10,500	$10,151
5/31/2017	$10,124	$10,581	$10,169
6/30/2017	$10,129	$10,572	$10,166
7/31/2017	$10,167	$10,625	$10,192
8/31/2017	$10,183	$10,717	$10,212
9/30/2017	$10,190	$10,679	$10,200
10/31/2017	$10,195	$10,692	$10,198
11/30/2017	$10,181	$10,676	$10,178
12/31/2017	$10,197	$10,723	$10,181
1/31/2018	$10,173	$10,620	$10,156
2/28/2018	$10,161	$10,519	$10,148
3/31/2018	$10,158	$10,572	$10,162
4/30/2018	$10,167	$10,501	$10,154
5/31/2018	$10,196	$10,559	$10,191
6/30/2018	$10,196	$10,543	$10,192
7/31/2018	$10,217	$10,565	$10,199
8/31/2018	$10,257	$10,618	$10,234
9/30/2018	$10,258	$10,572	$10,227
10/31/2018	$10,249	$10,484	$10,240
11/30/2018	$10,251	$10,531	$10,269
12/31/2018	$10,273	$10,695	$10,348
1/31/2019	$10,347	$10,843	$10,388
2/28/2019	$10,390	$10,855	$10,405
3/31/2019	$10,464	$11,051	$10,473
4/30/2019	$10,497	$11,066	$10,499
5/31/2019	$10,560	$11,236	$10,569
6/30/2019	$10,635	$11,395	$10,628
7/31/2019	$10,647	$11,429	$10,625
8/31/2019	$10,722	$11,687	$10,709
9/30/2019	$10,723	$11,637	$10,704
10/31/2019	$10,766	$11,674	$10,742
11/30/2019	$10,777	$11,672	$10,742
12/31/2019	$10,798	$11,689	$10,769
1/31/2020	$10,872	$11,899	$10,828
2/29/2020	$10,934	$12,077	$10,913
3/31/2020	$10,269	$11,841	$10,940
4/30/2020	$10,553	$12,078	$11,010
5/31/2020	$10,710	$12,191	$11,048
6/30/2020	$10,887	$12,293	$11,073
7/31/2020	$10,968	$12,509	$11,096
8/31/2020	$11,006	$12,437	$11,102
9/30/2020	$11,012	$12,414	$11,104
10/31/2020	$11,027	$12,370	$11,105
11/30/2020	$11,095	$12,531	$11,119
12/31/2020	$11,152	$12,575	$11,129
1/31/2021	$11,187	$12,496	$11,131
2/28/2021	$11,180	$12,334	$11,126
3/31/2021	$11,160	$12,191	$11,126
4/30/2021	$11,184	$12,293	$11,135
5/31/2021	$11,218	$12,340	$11,148
6/30/2021	$11,219	$12,430	$11,133
7/31/2021	$11,231	$12,555	$11,151
8/31/2021	$11,231	$12,547	$11,152
9/30/2021	$11,221	$12,440	$11,143
10/31/2021	$11,189	$12,429	$11,108
11/30/2021	$11,166	$12,444	$11,106
12/31/2021	$11,154	$12,436	$11,083
1/31/2022	$11,088	$12,163	$11,008
2/28/2022	$11,023	$11,998	$10,953
3/31/2022	$10,903	$11,676	$10,797
4/30/2022	$10,828	$11,240	$10,739
5/31/2022	$10,830	$11,302	$10,799
6/30/2022	$10,736	$11,076	$10,730
7/31/2022	$10,807	$11,355	$10,775
8/31/2022	$10,758	$11,060	$10,702
9/30/2022	$10,624	$10,583	$10,569
10/31/2022	$10,590	$10,467	$10,555
11/30/2022	$10,701	$10,857	$10,639
12/31/2022	$10,748	$10,820	$10,663
1/31/2023	$10,874	$11,156	$10,746
2/28/2023	$10,813	$10,882	$10,671
3/31/2023	$10,897	$11,137	$10,822
4/30/2023	$10,947	$11,205	$10,858
5/31/2023	$10,932	$11,089	$10,827
6/30/2023	$10,907	$11,072	$10,785
7/31/2023	$10,971	$11,083	$10,832
8/31/2023	$11,014	$11,016	$10,872
9/30/2023	$11,002	$10,753	$10,869
10/31/2023	$11,013	$10,592	$10,903
11/30/2023	$11,161	$11,068	$11,027
12/31/2023	$11,322	$11,488	$11,157
1/31/2024	$11,380	$11,461	$11,204
2/29/2024	$11,359	$11,323	$11,165
3/31/2024	$11,431	$11,435	$11,208
4/30/2024	$11,388	$11,167	$11,175
5/31/2024	$11,484	$11,352	$11,256
6/30/2024	$11,547	$11,456	$11,318
7/31/2024	$11,669	$11,716	$11,451
8/31/2024	$11,768	$11,889	$11,555
9/30/2024	$11,867	$12,052	$11,651
10/31/2024	$11,789	$11,778	$11,588
11/30/2024	$11,841	$11,902	$11,625
12/31/2024	$11,858	$11,722	$11,653
1/31/2025	$11,909	$11,793	$11,706
2/28/2025	$12,010	$12,037	$11,787
3/31/2025	$12,051	$12,034	$11,840
4/30/2025	$12,117	$12,077	$11,927
5/31/2025	$12,133	$12,015	$11,913
6/30/2025	$12,223	$12,203	$11,989
7/31/2025	$12,229	$12,185	$11,990
8/31/2025	$12,331	$12,331	$12,091
9/30/2025	$12,384	$12,462	$12,134
10/31/2025	$12,413	$12,544	$12,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBG1	1 Year	5 Years	10 Years
Class A with Load	2.62%	1.89%	2.19%
Class A	5.29%	2.40%	2.44%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000054269
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class C
Trading Symbol			ITACX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

Expenses Paid, Amount			$ 151
Expense Ratio, Percent			1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.60%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,972	$9,964	$9,980
12/31/2015	$9,933	$9,914	$9,967
1/31/2016	$9,923	$10,023	$10,019
2/29/2016	$9,906	$10,094	$10,030
3/31/2016	$9,996	$10,218	$10,065
4/30/2016	$10,057	$10,288	$10,078
5/31/2016	$10,078	$10,296	$10,072
6/30/2016	$10,108	$10,477	$10,131
7/31/2016	$10,145	$10,563	$10,133
8/31/2016	$10,160	$10,575	$10,123
9/30/2016	$10,172	$10,577	$10,134
10/31/2016	$10,182	$10,507	$10,130
11/30/2016	$10,133	$10,271	$10,089
12/31/2016	$10,143	$10,301	$10,095
1/31/2017	$10,174	$10,338	$10,113
2/28/2017	$10,206	$10,418	$10,130
3/31/2017	$10,206	$10,414	$10,135
4/30/2017	$10,226	$10,500	$10,151
5/31/2017	$10,257	$10,581	$10,169
6/30/2017	$10,256	$10,572	$10,166
7/31/2017	$10,287	$10,625	$10,192
8/31/2017	$10,297	$10,717	$10,212
10/31/2017	$10,296	$10,692	$10,198
11/30/2017	$10,275	$10,676	$10,178
12/31/2017	$10,285	$10,723	$10,181
1/31/2018	$10,254	$10,620	$10,156
2/28/2018	$10,236	$10,519	$10,148
3/31/2018	$10,226	$10,572	$10,162
4/30/2018	$10,229	$10,501	$10,154
5/31/2018	$10,252	$10,559	$10,191
6/30/2018	$10,245	$10,543	$10,192
7/31/2018	$10,259	$10,565	$10,199
8/31/2018	$10,293	$10,618	$10,234
9/30/2018	$10,287	$10,572	$10,227
10/31/2018	$10,272	$10,484	$10,240
11/30/2018	$10,267	$10,531	$10,269
12/31/2018	$10,283	$10,695	$10,348
1/31/2019	$10,350	$10,843	$10,388
2/28/2019	$10,387	$10,855	$10,405
3/31/2019	$10,454	$11,051	$10,473
4/30/2019	$10,490	$11,066	$10,499
5/31/2019	$10,536	$11,236	$10,569
6/30/2019	$10,603	$11,395	$10,628
7/31/2019	$10,608	$11,429	$10,625
8/31/2019	$10,676	$11,687	$10,709
9/30/2019	$10,671	$11,637	$10,704
10/31/2019	$10,706	$11,674	$10,742
11/30/2019	$10,711	$11,672	$10,742
12/31/2019	$10,724	$11,689	$10,769
1/31/2020	$10,790	$11,899	$10,828
2/29/2020	$10,845	$12,077	$10,913
3/31/2020	$10,177	$11,841	$10,940
4/30/2020	$10,463	$12,078	$11,010
5/31/2020	$10,612	$12,191	$11,048
6/30/2020	$10,770	$12,293	$11,073
7/31/2020	$10,843	$12,509	$11,096
8/31/2020	$10,873	$12,437	$11,102
9/30/2020	$10,883	$12,414	$11,104
10/31/2020	$10,880	$12,370	$11,105
11/30/2020	$10,940	$12,531	$11,119
12/31/2020	$10,989	$12,575	$11,129
1/31/2021	$11,016	$12,496	$11,131
2/28/2021	$11,002	$12,334	$11,126
3/31/2021	$10,975	$12,191	$11,126
4/30/2021	$11,002	$12,293	$11,135
5/31/2021	$11,017	$12,340	$11,148
6/30/2021	$11,011	$12,430	$11,133
7/31/2021	$11,026	$12,555	$11,151
8/31/2021	$11,009	$12,547	$11,152
9/30/2021	$10,992	$12,440	$11,143
10/31/2021	$10,953	$12,429	$11,108
11/30/2021	$10,924	$12,444	$11,106
12/31/2021	$10,905	$12,436	$11,083
1/31/2022	$10,833	$12,163	$11,008
2/28/2022	$10,763	$11,998	$10,953
3/31/2022	$10,638	$11,676	$10,797
4/30/2022	$10,558	$11,240	$10,739
5/31/2022	$10,553	$11,302	$10,799
6/30/2022	$10,454	$11,076	$10,730
7/31/2022	$10,517	$11,355	$10,775
8/31/2022	$10,463	$11,060	$10,702
9/30/2022	$10,325	$10,583	$10,569
10/31/2022	$10,295	$10,467	$10,555
11/30/2022	$10,387	$10,857	$10,639
12/31/2022	$10,425	$10,820	$10,663
1/31/2023	$10,541	$11,156	$10,746
2/28/2023	$10,475	$10,882	$10,671
3/31/2023	$10,549	$11,137	$10,822
4/30/2023	$10,591	$11,205	$10,858
5/31/2023	$10,570	$11,089	$10,827
6/30/2023	$10,538	$11,072	$10,785
7/31/2023	$10,604	$11,083	$10,832
8/31/2023	$10,628	$11,016	$10,872
9/30/2023	$10,609	$10,753	$10,869
10/31/2023	$10,613	$10,592	$10,903
11/30/2023	$10,761	$11,068	$11,027
12/31/2023	$10,897	$11,488	$11,157
1/31/2024	$10,958	$11,461	$11,204
2/29/2024	$10,930	$11,323	$11,165
3/31/2024	$10,981	$11,435	$11,208
4/30/2024	$10,933	$11,167	$11,175
5/31/2024	$11,018	$11,352	$11,256
6/30/2024	$11,072	$11,456	$11,318
7/31/2024	$11,182	$11,716	$11,451
8/31/2024	$11,269	$11,889	$11,555
9/30/2024	$11,357	$12,052	$11,651
10/31/2024	$11,275	$11,778	$11,588
11/30/2024	$11,318	$11,902	$11,625
12/31/2024	$11,338	$11,722	$11,653
1/31/2025	$11,380	$11,793	$11,706
2/28/2025	$11,469	$12,037	$11,787
3/31/2025	$11,490	$12,034	$11,840
4/30/2025	$11,545	$12,077	$11,927
5/31/2025	$11,554	$12,015	$11,913
6/30/2025	$11,632	$12,203	$11,989
7/31/2025	$11,641	$12,185	$11,990
8/31/2025	$11,731	$12,331	$12,091
9/30/2025	$11,762	$12,462	$12,134
10/31/2025	$11,794	$12,544	$12,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBG3	1 Year	5 Years	10 Years
Class C with Load	3.60%	1.63%	1.66%
Class C	4.60%	1.63%	1.66%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081831
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class I
Trading Symbol			TSTIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.55%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,989	$9,964	$9,980
12/31/2015	$9,947	$9,914	$9,967
1/31/2016	$9,946	$10,023	$10,019
2/29/2016	$9,946	$10,094	$10,030
3/31/2016	$10,045	$10,218	$10,065
4/30/2016	$10,116	$10,288	$10,078
5/31/2016	$10,135	$10,296	$10,072
6/30/2016	$10,174	$10,477	$10,131
7/31/2016	$10,220	$10,563	$10,133
8/31/2016	$10,244	$10,575	$10,123
9/30/2016	$10,273	$10,577	$10,134
10/31/2016	$10,282	$10,507	$10,130
11/30/2016	$10,250	$10,271	$10,089
12/31/2016	$10,269	$10,301	$10,095
1/31/2017	$10,299	$10,338	$10,113
2/28/2017	$10,339	$10,418	$10,130
3/31/2017	$10,348	$10,414	$10,135
4/30/2017	$10,387	$10,500	$10,151
5/31/2017	$10,427	$10,581	$10,169
6/30/2017	$10,424	$10,572	$10,166
7/31/2017	$10,464	$10,625	$10,192
8/31/2017	$10,483	$10,717	$10,212
10/31/2017	$10,509	$10,692	$10,198
11/30/2017	$10,496	$10,676	$10,178
12/31/2017	$10,504	$10,723	$10,181
1/31/2018	$10,491	$10,620	$10,156
2/28/2018	$10,469	$10,519	$10,148
3/31/2018	$10,478	$10,572	$10,162
4/30/2018	$10,489	$10,501	$10,154
5/31/2018	$10,521	$10,559	$10,191
6/30/2018	$10,512	$10,543	$10,192
7/31/2018	$10,546	$10,565	$10,199
8/31/2018	$10,579	$10,618	$10,234
9/30/2018	$10,581	$10,572	$10,227
10/31/2018	$10,584	$10,484	$10,240
11/30/2018	$10,587	$10,531	$10,269
12/31/2018	$10,612	$10,695	$10,348
1/31/2019	$10,691	$10,843	$10,388
2/28/2019	$10,737	$10,855	$10,405
3/31/2019	$10,817	$11,051	$10,473
4/30/2019	$10,853	$11,066	$10,499
5/31/2019	$10,922	$11,236	$10,569
6/30/2019	$10,990	$11,395	$10,628
7/31/2019	$11,005	$11,429	$10,625
8/31/2019	$11,085	$11,687	$10,709
9/30/2019	$11,088	$11,637	$10,704
10/31/2019	$11,134	$11,674	$10,742
11/30/2019	$11,147	$11,672	$10,742
12/31/2019	$11,171	$11,689	$10,769
1/31/2020	$11,260	$11,899	$10,828
2/29/2020	$11,317	$12,077	$10,913
3/31/2020	$10,640	$11,841	$10,940
4/30/2020	$10,941	$12,078	$11,010
5/31/2020	$11,096	$12,191	$11,048
6/30/2020	$11,285	$12,293	$11,073
7/31/2020	$11,360	$12,509	$11,096
8/31/2020	$11,402	$12,437	$11,102
9/30/2020	$11,421	$12,414	$11,104
10/31/2020	$11,439	$12,370	$11,105
11/30/2020	$11,501	$12,531	$11,119
12/31/2020	$11,563	$12,575	$11,129
1/31/2021	$11,601	$12,496	$11,131
2/28/2021	$11,595	$12,334	$11,126
3/31/2021	$11,576	$12,191	$11,126
4/30/2021	$11,614	$12,293	$11,135
5/31/2021	$11,640	$12,340	$11,148
6/30/2021	$11,643	$12,430	$11,133
7/31/2021	$11,669	$12,555	$11,151
8/31/2021	$11,660	$12,547	$11,152
9/30/2021	$11,662	$12,440	$11,143
10/31/2021	$11,618	$12,429	$11,108
11/30/2021	$11,596	$12,444	$11,106
12/31/2021	$11,597	$12,436	$11,083
1/31/2022	$11,529	$12,163	$11,008
2/28/2022	$11,462	$11,998	$10,953
3/31/2022	$11,336	$11,676	$10,797
4/30/2022	$11,270	$11,240	$10,739
5/31/2022	$11,274	$11,302	$10,799
6/30/2022	$11,187	$11,076	$10,730
7/31/2022	$11,253	$11,355	$10,775
8/31/2022	$11,215	$11,060	$10,702
9/30/2022	$11,074	$10,583	$10,569
10/31/2022	$11,043	$10,467	$10,555
11/30/2022	$11,162	$10,857	$10,639
12/31/2022	$11,202	$10,820	$10,663
1/31/2023	$11,337	$11,156	$10,746
2/28/2023	$11,274	$10,882	$10,671
3/31/2023	$11,364	$11,137	$10,822
4/30/2023	$11,419	$11,205	$10,858
5/31/2023	$11,405	$11,089	$10,827
6/30/2023	$11,391	$11,072	$10,785
7/31/2023	$11,461	$11,083	$10,832
8/31/2023	$11,496	$11,016	$10,872
9/30/2023	$11,484	$10,753	$10,869
10/31/2023	$11,509	$10,592	$10,903
11/30/2023	$11,668	$11,068	$11,027
12/31/2023	$11,828	$11,488	$11,157
1/31/2024	$11,904	$11,461	$11,204
2/29/2024	$11,883	$11,323	$11,165
3/31/2024	$11,949	$11,435	$11,208
4/30/2024	$11,904	$11,167	$11,175
5/31/2024	$12,008	$11,352	$11,256
6/30/2024	$12,077	$11,456	$11,318
7/31/2024	$12,208	$11,716	$11,451
8/31/2024	$12,315	$11,889	$11,555
9/30/2024	$12,421	$12,052	$11,651
10/31/2024	$12,340	$11,778	$11,588
11/30/2024	$12,397	$11,902	$11,625
12/31/2024	$12,429	$11,722	$11,653
1/31/2025	$12,486	$11,793	$11,706
2/28/2025	$12,582	$12,037	$11,787
3/31/2025	$12,627	$12,034	$11,840
4/30/2025	$12,698	$12,077	$11,927
5/31/2025	$12,718	$12,015	$11,913
6/30/2025	$12,815	$12,203	$11,989
7/31/2025	$12,822	$12,185	$11,990
8/31/2025	$12,933	$12,331	$12,091
9/30/2025	$12,992	$12,462	$12,134
10/31/2025	$13,025	$12,544	$12,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBG8	1 Year	5 Years	10 Years
Class I	5.55%	2.63%	2.68%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021256
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class I2
Trading Symbol			TSIWX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,980	$9,964	$9,980
12/31/2015	$9,949	$9,914	$9,967
1/31/2016	$9,948	$10,023	$10,019
2/29/2016	$9,939	$10,094	$10,030
3/31/2016	$10,039	$10,218	$10,065
4/30/2016	$10,110	$10,288	$10,078
5/31/2016	$10,131	$10,296	$10,072
6/30/2016	$10,171	$10,477	$10,131
7/31/2016	$10,228	$10,563	$10,133
8/31/2016	$10,252	$10,575	$10,123
9/30/2016	$10,272	$10,577	$10,134
10/31/2016	$10,281	$10,507	$10,130
11/30/2016	$10,250	$10,271	$10,089
12/31/2016	$10,269	$10,301	$10,095
1/31/2017	$10,301	$10,338	$10,113
2/28/2017	$10,342	$10,418	$10,130
3/31/2017	$10,361	$10,414	$10,135
4/30/2017	$10,391	$10,500	$10,151
5/31/2017	$10,432	$10,581	$10,169
6/30/2017	$10,430	$10,572	$10,166
7/31/2017	$10,471	$10,625	$10,192
8/31/2017	$10,501	$10,717	$10,212
10/31/2017	$10,519	$10,692	$10,198
11/30/2017	$10,506	$10,676	$10,178
12/31/2017	$10,515	$10,723	$10,181
1/31/2018	$10,503	$10,620	$10,156
2/28/2018	$10,492	$10,519	$10,148
3/31/2018	$10,492	$10,572	$10,162
4/30/2018	$10,503	$10,501	$10,154
5/31/2018	$10,526	$10,559	$10,191
6/30/2018	$10,528	$10,543	$10,192
7/31/2018	$10,563	$10,565	$10,199
8/31/2018	$10,597	$10,618	$10,234
9/30/2018	$10,600	$10,572	$10,227
10/31/2018	$10,603	$10,484	$10,240
11/30/2018	$10,608	$10,531	$10,269
12/31/2018	$10,634	$10,695	$10,348
1/31/2019	$10,714	$10,843	$10,388
2/28/2019	$10,761	$10,855	$10,405
3/31/2019	$10,842	$11,051	$10,473
4/30/2019	$10,879	$11,066	$10,499
5/31/2019	$10,948	$11,236	$10,569
6/30/2019	$11,029	$11,395	$10,628
7/31/2019	$11,034	$11,429	$10,625
8/31/2019	$11,115	$11,687	$10,709
9/30/2019	$11,130	$11,637	$10,704
10/31/2019	$11,178	$11,674	$10,742
11/30/2019	$11,180	$11,672	$10,742
12/31/2019	$11,205	$11,689	$10,769
1/31/2020	$11,296	$11,899	$10,828
2/29/2020	$11,353	$12,077	$10,913
3/31/2020	$10,675	$11,841	$10,940
4/30/2020	$10,977	$12,078	$11,010
5/31/2020	$11,134	$12,191	$11,048
6/30/2020	$11,325	$12,293	$11,073
7/31/2020	$11,401	$12,509	$11,096
8/31/2020	$11,444	$12,437	$11,102
9/30/2020	$11,464	$12,414	$11,104
10/31/2020	$11,471	$12,370	$11,105
11/30/2020	$11,546	$12,531	$11,119
12/31/2020	$11,609	$12,575	$11,129
1/31/2021	$11,649	$12,496	$11,131
2/28/2021	$11,643	$12,334	$11,126
3/31/2021	$11,625	$12,191	$11,126
4/30/2021	$11,664	$12,293	$11,135
5/31/2021	$11,692	$12,340	$11,148
6/30/2021	$11,696	$12,430	$11,133
7/31/2021	$11,722	$12,555	$11,151
8/31/2021	$11,714	$12,547	$11,152
9/30/2021	$11,706	$12,440	$11,143
10/31/2021	$11,674	$12,429	$11,108
11/30/2021	$11,653	$12,444	$11,106
12/31/2021	$11,655	$12,436	$11,083
1/31/2022	$11,587	$12,163	$11,008
2/28/2022	$11,509	$11,998	$10,953
3/31/2022	$11,395	$11,676	$10,797
4/30/2022	$11,318	$11,240	$10,739
5/31/2022	$11,323	$11,302	$10,799
6/30/2022	$11,225	$11,076	$10,730
7/31/2022	$11,304	$11,355	$10,775
8/31/2022	$11,255	$11,060	$10,702
9/30/2022	$11,114	$10,583	$10,569
10/31/2022	$11,091	$10,467	$10,555
11/30/2022	$11,213	$10,857	$10,639
12/31/2022	$11,254	$10,820	$10,663
1/31/2023	$11,390	$11,156	$10,746
2/28/2023	$11,328	$10,882	$10,671
3/31/2023	$11,419	$11,137	$10,822
4/30/2023	$11,475	$11,205	$10,858
5/31/2023	$11,461	$11,089	$10,827
6/30/2023	$11,448	$11,072	$10,785
7/31/2023	$11,519	$11,083	$10,832
8/31/2023	$11,555	$11,016	$10,872
9/30/2023	$11,545	$10,753	$10,869
10/31/2023	$11,559	$10,592	$10,903
11/30/2023	$11,732	$11,068	$11,027
12/31/2023	$11,894	$11,488	$11,157
1/31/2024	$11,970	$11,461	$11,204
2/29/2024	$11,949	$11,323	$11,165
3/31/2024	$12,016	$11,435	$11,208
4/30/2024	$11,972	$11,167	$11,175
5/31/2024	$12,078	$11,352	$11,256
6/30/2024	$12,148	$11,456	$11,318
7/31/2024	$12,281	$11,716	$11,451
8/31/2024	$12,389	$11,889	$11,555
9/30/2024	$12,497	$12,052	$11,651
10/31/2024	$12,416	$11,778	$11,588
11/30/2024	$12,475	$11,902	$11,625
12/31/2024	$12,508	$11,722	$11,653
1/31/2025	$12,566	$11,793	$11,706
2/28/2025	$12,676	$12,037	$11,787
3/31/2025	$12,711	$12,034	$11,840
4/30/2025	$12,783	$12,077	$11,927
5/31/2025	$12,817	$12,015	$11,913
6/30/2025	$12,903	$12,203	$11,989
7/31/2025	$12,924	$12,185	$11,990
8/31/2025	$13,024	$12,331	$12,091
9/30/2025	$13,084	$12,462	$12,134
10/31/2025	$13,118	$12,544	$12,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBG4	1 Year	5 Years	10 Years
Class I2	5.65%	2.72%	2.75%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000237766
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class I3
Trading Symbol			TAAQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$42	0.41%

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,019	$9,877	$10,011
01/31/2023	$10,140	$10,183	$10,089
02/28/2023	$10,084	$9,933	$10,018
03/31/2023	$10,166	$10,166	$10,160
04/30/2023	$10,216	$10,228	$10,194
05/31/2023	$10,204	$10,122	$10,165
06/30/2023	$10,192	$10,106	$10,125
07/31/2023	$10,256	$10,116	$10,169
08/31/2023	$10,288	$10,055	$10,207
09/30/2023	$10,278	$9,816	$10,204
10/31/2023	$10,291	$9,668	$10,236
11/30/2023	$10,445	$10,103	$10,353
12/31/2023	$10,589	$10,487	$10,474
01/31/2024	$10,647	$10,461	$10,518
02/29/2024	$10,640	$10,336	$10,482
03/31/2024	$10,700	$10,437	$10,522
04/30/2024	$10,660	$10,194	$10,491
05/31/2024	$10,754	$10,363	$10,567
06/30/2024	$10,817	$10,457	$10,626
07/31/2024	$10,924	$10,695	$10,751
08/31/2024	$11,032	$10,852	$10,848
09/30/2024	$11,128	$11,001	$10,938
10/31/2024	$11,056	$10,751	$10,879
11/30/2024	$11,108	$10,864	$10,914
12/31/2024	$11,137	$10,700	$10,940
01/31/2025	$11,189	$10,765	$10,990
02/28/2025	$11,276	$10,987	$11,066
03/31/2025	$11,318	$10,985	$11,116
04/30/2025	$11,383	$11,024	$11,197
05/31/2025	$11,401	$10,968	$11,184
06/30/2025	$11,489	$11,139	$11,256
07/31/2025	$11,508	$11,123	$11,256
08/31/2025	$11,597	$11,256	$11,352
09/30/2025	$11,651	$11,375	$11,392
10/31/2025	$11,681	$11,451	$11,430

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBGD	1 Year	Since Inception 12/9/22
Class I3	5.65%	5.53%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000237767
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class R
Trading Symbol			TAASX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$93	0.91%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.10%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,016	$9,877	$10,011
01/31/2023	$10,131	$10,183	$10,089
02/28/2023	$10,073	$9,933	$10,018
03/31/2023	$10,149	$10,166	$10,160
04/30/2023	$10,195	$10,228	$10,194
05/31/2023	$10,179	$10,122	$10,165
06/30/2023	$10,154	$10,106	$10,125
07/31/2023	$10,212	$10,116	$10,169
08/31/2023	$10,251	$10,055	$10,207
09/30/2023	$10,238	$9,816	$10,204
10/31/2023	$10,246	$9,668	$10,236
11/30/2023	$10,383	$10,103	$10,353
12/31/2023	$10,530	$10,487	$10,474
01/31/2024	$10,583	$10,461	$10,518
02/29/2024	$10,562	$10,336	$10,482
03/31/2024	$10,617	$10,437	$10,522
04/30/2024	$10,585	$10,194	$10,491
05/31/2024	$10,663	$10,363	$10,567
06/30/2024	$10,730	$10,457	$10,626
07/31/2024	$10,831	$10,695	$10,751
08/31/2024	$10,932	$10,852	$10,848
09/30/2024	$11,022	$11,001	$10,938
10/31/2024	$10,948	$10,751	$10,879
11/30/2024	$10,995	$10,864	$10,914
12/31/2024	$11,008	$10,700	$10,940
01/31/2025	$11,055	$10,765	$10,990
02/28/2025	$11,146	$10,987	$11,066
03/31/2025	$11,183	$10,985	$11,116
04/30/2025	$11,242	$11,024	$11,197
05/31/2025	$11,256	$10,968	$11,184
06/30/2025	$11,338	$11,139	$11,256
07/31/2025	$11,341	$11,123	$11,256
08/31/2025	$11,434	$11,256	$11,352
09/30/2025	$11,482	$11,375	$11,392
10/31/2025	$11,507	$11,451	$11,430

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBG5	1 Year	Since Inception 12/9/22
Class R	5.10%	4.98%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000237768
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class R4
Trading Symbol			TAAUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 5.38%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,017	$9,877	$10,011
01/31/2023	$10,135	$10,183	$10,089
02/28/2023	$10,079	$9,933	$10,018
03/31/2023	$10,157	$10,166	$10,160
04/30/2023	$10,205	$10,228	$10,194
05/31/2023	$10,192	$10,122	$10,165
06/30/2023	$10,168	$10,106	$10,125
07/31/2023	$10,229	$10,116	$10,169
08/31/2023	$10,270	$10,055	$10,207
09/30/2023	$10,259	$9,816	$10,204
10/31/2023	$10,270	$9,668	$10,236
11/30/2023	$10,409	$10,103	$10,353
12/31/2023	$10,559	$10,487	$10,474
01/31/2024	$10,615	$10,461	$10,518
02/29/2024	$10,596	$10,336	$10,482
03/31/2024	$10,663	$10,437	$10,522
04/30/2024	$10,623	$10,194	$10,491
05/31/2024	$10,714	$10,363	$10,567
06/30/2024	$10,774	$10,457	$10,626
07/31/2024	$10,888	$10,695	$10,751
08/31/2024	$10,981	$10,852	$10,848
09/30/2024	$11,074	$11,001	$10,938
10/31/2024	$11,002	$10,751	$10,879
11/30/2024	$11,051	$10,864	$10,914
12/31/2024	$11,078	$10,700	$10,940
01/31/2025	$11,128	$10,765	$10,990
02/28/2025	$11,211	$10,987	$11,066
03/31/2025	$11,251	$10,985	$11,116
04/30/2025	$11,312	$11,024	$11,197
05/31/2025	$11,328	$10,968	$11,184
06/30/2025	$11,413	$11,139	$11,256
07/31/2025	$11,430	$11,123	$11,256
08/31/2025	$11,527	$11,256	$11,352
09/30/2025	$11,566	$11,375	$11,392
10/31/2025	$11,594	$11,451	$11,430

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBGE	1 Year	Since Inception 12/9/22
Class R4	5.38%	5.26%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156747
Shareholder Report [Line Items]
Fund Name			Transamerica Short-Term Bond
Class Name			Class R6
Trading Symbol			TASTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,980	$9,964	$9,980
12/31/2015	$9,949	$9,914	$9,967
1/31/2016	$9,938	$10,023	$10,019
2/29/2016	$9,939	$10,094	$10,030
3/31/2016	$10,039	$10,218	$10,065
4/30/2016	$10,110	$10,288	$10,078
5/31/2016	$10,131	$10,296	$10,072
6/30/2016	$10,171	$10,477	$10,131
7/31/2016	$10,218	$10,563	$10,133
8/31/2016	$10,242	$10,575	$10,123
9/30/2016	$10,272	$10,577	$10,134
10/31/2016	$10,282	$10,507	$10,130
11/30/2016	$10,251	$10,271	$10,089
12/31/2016	$10,270	$10,301	$10,095
1/31/2017	$10,302	$10,338	$10,113
2/28/2017	$10,343	$10,418	$10,130
3/31/2017	$10,352	$10,414	$10,135
4/30/2017	$10,393	$10,500	$10,151
5/31/2017	$10,423	$10,581	$10,169
6/30/2017	$10,431	$10,572	$10,166
7/31/2017	$10,473	$10,625	$10,192
8/31/2017	$10,492	$10,717	$10,212
10/31/2017	$10,509	$10,692	$10,198
11/30/2017	$10,507	$10,676	$10,178
12/31/2017	$10,516	$10,723	$10,181
1/31/2018	$10,505	$10,620	$10,156
2/28/2018	$10,484	$10,519	$10,148
3/31/2018	$10,494	$10,572	$10,162
4/30/2018	$10,506	$10,501	$10,154
5/31/2018	$10,539	$10,559	$10,191
6/30/2018	$10,542	$10,543	$10,192
7/31/2018	$10,565	$10,565	$10,199
8/31/2018	$10,611	$10,618	$10,234
9/30/2018	$10,613	$10,572	$10,227
10/31/2018	$10,607	$10,484	$10,240
11/30/2018	$10,611	$10,531	$10,269
12/31/2018	$10,637	$10,695	$10,348
1/31/2019	$10,717	$10,843	$10,388
2/28/2019	$10,764	$10,855	$10,405
3/31/2019	$10,845	$11,051	$10,473
4/30/2019	$10,882	$11,066	$10,499
5/31/2019	$10,952	$11,236	$10,569
6/30/2019	$11,033	$11,395	$10,628
7/31/2019	$11,037	$11,429	$10,625
8/31/2019	$11,118	$11,687	$10,709
9/30/2019	$11,133	$11,637	$10,704
10/31/2019	$11,181	$11,674	$10,742
11/30/2019	$11,184	$11,672	$10,742
12/31/2019	$11,220	$11,689	$10,769
1/31/2020	$11,300	$11,899	$10,828
2/29/2020	$11,368	$12,077	$10,913
3/31/2020	$10,678	$11,841	$10,940
4/30/2020	$10,981	$12,078	$11,010
5/31/2020	$11,150	$12,191	$11,048
6/30/2020	$11,328	$12,293	$11,073
7/31/2020	$11,405	$12,509	$11,096
8/31/2020	$11,460	$12,437	$11,102
9/30/2020	$11,468	$12,414	$11,104
10/31/2020	$11,487	$12,370	$11,105
11/30/2020	$11,562	$12,531	$11,119
12/31/2020	$11,625	$12,575	$11,129
1/31/2021	$11,664	$12,496	$11,131
2/28/2021	$11,659	$12,334	$11,126
3/31/2021	$11,641	$12,191	$11,126
4/30/2021	$11,680	$12,293	$11,135
5/31/2021	$11,707	$12,340	$11,148
6/30/2021	$11,711	$12,430	$11,133
7/31/2021	$11,738	$12,555	$11,151
8/31/2021	$11,730	$12,547	$11,152
9/30/2021	$11,722	$12,440	$11,143
10/31/2021	$11,690	$12,429	$11,108
11/30/2021	$11,669	$12,444	$11,106
12/31/2021	$11,670	$12,436	$11,083
1/31/2022	$11,603	$12,163	$11,008
2/28/2022	$11,524	$11,998	$10,953
3/31/2022	$11,411	$11,676	$10,797
4/30/2022	$11,333	$11,240	$10,739
5/31/2022	$11,338	$11,302	$10,799
6/30/2022	$11,240	$11,076	$10,730
7/31/2022	$11,319	$11,355	$10,775
8/31/2022	$11,270	$11,060	$10,702
9/30/2022	$11,129	$10,583	$10,569
10/31/2022	$11,106	$10,467	$10,555
11/30/2022	$11,227	$10,857	$10,639
12/31/2022	$11,269	$10,820	$10,663
1/31/2023	$11,405	$11,156	$10,746
2/28/2023	$11,343	$10,882	$10,671
3/31/2023	$11,434	$11,137	$10,822
4/30/2023	$11,491	$11,205	$10,858
5/31/2023	$11,477	$11,089	$10,827
6/30/2023	$11,464	$11,072	$10,785
7/31/2023	$11,535	$11,083	$10,832
8/31/2023	$11,571	$11,016	$10,872
9/30/2023	$11,561	$10,753	$10,869
10/31/2023	$11,587	$10,592	$10,903
11/30/2023	$11,748	$11,068	$11,027
12/31/2023	$11,910	$11,488	$11,157
1/31/2024	$11,975	$11,461	$11,204
2/29/2024	$11,967	$11,323	$11,165
3/31/2024	$12,034	$11,435	$11,208
4/30/2024	$11,990	$11,167	$11,175
5/31/2024	$12,096	$11,352	$11,256
6/30/2024	$12,166	$11,456	$11,318
7/31/2024	$12,287	$11,716	$11,451
8/31/2024	$12,408	$11,889	$11,555
9/30/2024	$12,516	$12,052	$11,651
10/31/2024	$12,435	$11,778	$11,588
11/30/2024	$12,493	$11,902	$11,625
12/31/2024	$12,527	$11,722	$11,653
1/31/2025	$12,585	$11,793	$11,706
2/28/2025	$12,683	$12,037	$11,787
3/31/2025	$12,730	$12,034	$11,840
4/30/2025	$12,802	$12,077	$11,927
5/31/2025	$12,823	$12,015	$11,913
6/30/2025	$12,922	$12,203	$11,989
7/31/2025	$12,931	$12,185	$11,990
8/31/2025	$13,044	$12,331	$12,091
9/30/2025	$13,104	$12,462	$12,134
10/31/2025	$13,138	$12,544	$12,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

IBBGB	1 Year	5 Years	10 Years
Class R6	5.65%	2.72%	2.77%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,611,043,000
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 12,358,371
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000117711
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class A
Trading Symbol			ASGTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.40%

Expenses Paid, Amount			$ 142
Expense Ratio, Percent			1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 3.04%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund at NAV underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$9,447	$10,000	$10,000
11/30/2015	$9,580	$10,055	$10,366
12/31/2015	$9,184	$9,849	$9,872
1/31/2016	$8,573	$9,293	$8,802
2/29/2016	$8,605	$9,290	$8,740
3/31/2016	$9,136	$9,944	$9,410
4/30/2016	$9,345	$10,006	$9,504
5/31/2016	$9,586	$10,185	$9,760
6/30/2016	$9,698	$10,206	$9,715
7/31/2016	$10,149	$10,611	$10,350
8/31/2016	$10,229	$10,638	$10,460
9/30/2016	$10,334	$10,655	$10,610
10/31/2016	$9,771	$10,424	$9,951
11/30/2016	$10,728	$10,891	$10,841
12/31/2016	$10,963	$11,103	$10,989
1/31/2017	$11,052	$11,312	$11,168
2/28/2017	$11,196	$11,733	$11,442
3/31/2017	$11,446	$11,741	$11,577
4/30/2017	$11,518	$11,865	$11,790
5/31/2017	$11,572	$11,987	$11,683
6/30/2017	$11,751	$12,095	$12,085
7/31/2017	$11,715	$12,323	$12,188
8/31/2017	$11,482	$12,347	$12,174
9/30/2017	$12,091	$12,648	$12,837
10/31/2017	$12,342	$12,924	$13,036
11/30/2017	$12,593	$13,316	$13,410
12/31/2017	$12,620	$13,450	$13,425
1/31/2018	$12,798	$14,158	$13,949
2/28/2018	$12,402	$13,637	$13,551
3/31/2018	$12,719	$13,363	$13,734
4/30/2018	$12,838	$13,414	$13,747
5/31/2018	$13,533	$13,792	$14,613
6/30/2018	$13,810	$13,883	$14,727
7/31/2018	$14,029	$14,343	$14,980
8/31/2018	$14,802	$14,847	$15,913
9/30/2018	$14,564	$14,871	$15,541
10/31/2018	$12,898	$13,776	$13,574
11/30/2018	$13,275	$14,052	$13,787
12/31/2018	$11,656	$12,745	$12,176
1/31/2019	$13,038	$13,838	$13,582
2/28/2019	$13,617	$14,325	$14,459
3/31/2019	$13,350	$14,534	$14,263
4/30/2019	$14,063	$15,115	$14,697
5/31/2019	$13,439	$14,137	$13,607
6/30/2019	$14,352	$15,129	$14,655
7/31/2019	$14,843	$15,354	$14,798
8/31/2019	$14,263	$15,041	$14,160
9/30/2019	$14,085	$15,305	$14,044
10/31/2019	$14,330	$15,635	$14,443
11/30/2019	$14,887	$16,229	$15,293
12/31/2019	$15,047	$16,698	$15,644
1/31/2020	$15,262	$16,680	$15,471
2/29/2020	$14,305	$15,314	$14,354
3/31/2020	$11,722	$13,208	$11,613
4/30/2020	$13,301	$14,957	$13,343
5/31/2020	$14,760	$15,757	$14,604
6/30/2020	$15,023	$16,117	$15,165
7/31/2020	$16,076	$17,033	$15,686
8/31/2020	$16,554	$18,266	$16,606
9/30/2020	$15,884	$17,601	$16,250
10/31/2020	$15,669	$17,221	$16,374
11/30/2020	$17,846	$19,317	$19,261
12/31/2020	$19,823	$20,186	$21,061
1/31/2021	$19,745	$20,096	$22,077
2/28/2021	$21,099	$20,724	$22,806
3/31/2021	$20,865	$21,467	$22,088
4/30/2021	$21,829	$22,573	$22,570
5/31/2021	$21,125	$22,676	$21,925
6/30/2021	$22,272	$23,236	$22,954
7/31/2021	$22,610	$23,628	$22,118
8/31/2021	$23,105	$24,302	$22,520
9/30/2021	$22,115	$23,212	$21,656
10/31/2021	$23,782	$24,782	$22,670
11/30/2021	$22,766	$24,404	$21,563
12/31/2021	$23,264	$25,365	$21,659
1/31/2022	$20,155	$23,873	$18,756
2/28/2022	$19,568	$23,272	$18,837
3/31/2022	$19,245	$24,026	$18,924
4/30/2022	$17,104	$21,870	$16,602
5/31/2022	$16,957	$21,841	$16,288
6/30/2022	$16,253	$20,014	$15,280
7/31/2022	$17,690	$21,891	$16,991
8/31/2022	$17,221	$21,074	$16,831
9/30/2022	$15,813	$19,120	$15,317
10/31/2022	$16,605	$20,688	$16,771
11/30/2022	$16,986	$21,768	$17,044
12/31/2022	$16,015	$20,493	$15,950
1/31/2023	$17,488	$21,905	$17,536
2/28/2023	$17,457	$21,393	$17,346
3/31/2023	$17,549	$21,965	$16,918
4/30/2023	$17,488	$22,199	$16,722
5/31/2023	$17,027	$22,285	$16,725
6/30/2023	$18,285	$23,807	$18,112
7/31/2023	$18,960	$24,661	$18,958
8/31/2023	$18,868	$24,185	$17,972
9/30/2023	$17,549	$23,032	$16,786
10/31/2023	$16,322	$22,422	$15,492
11/30/2023	$17,702	$24,513	$16,902
12/31/2023	$19,158	$25,813	$18,926
1/31/2024	$18,578	$26,099	$18,319
2/29/2024	$19,931	$27,512	$19,807
3/31/2024	$20,446	$28,399	$20,361
4/30/2024	$18,997	$27,150	$18,793
5/31/2024	$19,480	$28,432	$19,799
6/30/2024	$19,512	$29,313	$19,766
7/31/2024	$20,446	$29,857	$21,385
8/31/2024	$19,802	$30,507	$21,148
9/30/2024	$19,866	$31,138	$21,429
10/31/2024	$19,319	$30,910	$21,144
11/30/2024	$21,991	$32,966	$23,737
12/31/2024	$20,273	$31,958	$21,794
1/31/2025	$21,155	$32,967	$22,483
2/28/2025	$19,722	$32,336	$20,961
3/31/2025	$18,363	$30,449	$19,371
4/30/2025	$18,327	$30,245	$19,247
5/31/2025	$18,804	$32,162	$20,483
6/30/2025	$19,061	$33,796	$21,689
7/31/2025	$19,539	$34,540	$22,059
8/31/2025	$19,869	$35,340	$23,363
9/30/2025	$19,612	$36,559	$24,334
10/31/2025	$19,906	$37,343	$25,121

Average Annual Return [Table Text Block]
I4CI1	1 Year	5 Years	10 Years
Class A with Load	(2.64%)	3.73%	7.13%
Class A	3.04%	4.90%	7.74%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000117712
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class C
Trading Symbol			CSGTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.13%

Expenses Paid, Amount			$ 216
Expense Ratio, Percent			2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 2.42%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund at NAV underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,127	$10,055	$10,366
12/31/2015	$9,707	$9,849	$9,872
1/31/2016	$9,053	$9,293	$8,802
2/29/2016	$9,079	$9,290	$8,740
3/31/2016	$9,637	$9,944	$9,410
4/30/2016	$9,846	$10,006	$9,504
5/31/2016	$10,090	$10,185	$9,760
6/30/2016	$10,212	$10,206	$9,715
7/31/2016	$10,674	$10,611	$10,350
8/31/2016	$10,752	$10,638	$10,460
9/30/2016	$10,857	$10,655	$10,610
10/31/2016	$10,256	$10,424	$9,951
11/30/2016	$11,249	$10,891	$10,841
12/31/2016	$11,488	$11,103	$10,989
1/31/2017	$11,589	$11,312	$11,168
2/28/2017	$11,730	$11,733	$11,442
3/31/2017	$11,973	$11,741	$11,577
4/30/2017	$12,034	$11,865	$11,790
5/31/2017	$12,094	$11,987	$11,683
6/30/2017	$12,276	$12,095	$12,085
7/31/2017	$12,236	$12,323	$12,188
8/31/2017	$11,973	$12,347	$12,174
10/31/2017	$12,843	$12,924	$13,036
11/30/2017	$13,106	$13,316	$13,410
12/31/2017	$13,136	$13,450	$13,425
1/31/2018	$13,317	$14,158	$13,949
2/28/2018	$12,888	$13,637	$13,551
3/31/2018	$13,204	$13,363	$13,734
4/30/2018	$13,340	$13,414	$13,747
5/31/2018	$14,041	$13,792	$14,613
6/30/2018	$14,312	$13,883	$14,727
7/31/2018	$14,538	$14,343	$14,980
8/31/2018	$15,329	$14,847	$15,913
9/30/2018	$15,081	$14,871	$15,541
10/31/2018	$13,340	$13,776	$13,574
11/30/2018	$13,724	$14,052	$13,787
12/31/2018	$12,037	$12,745	$12,176
1/31/2019	$13,451	$13,838	$13,582
2/28/2019	$14,043	$14,325	$14,459
3/31/2019	$13,760	$14,534	$14,263
4/30/2019	$14,480	$15,115	$14,697
5/31/2019	$13,837	$14,137	$13,607
6/30/2019	$14,763	$15,129	$14,655
7/31/2019	$15,252	$15,354	$14,798
8/31/2019	$14,660	$15,041	$14,160
9/30/2019	$14,454	$15,305	$14,044
10/31/2019	$14,711	$15,635	$14,443
11/30/2019	$15,252	$16,229	$15,293
12/31/2019	$15,408	$16,698	$15,644
1/31/2020	$15,631	$16,680	$15,471
2/29/2020	$14,655	$15,314	$14,354
3/31/2020	$11,981	$13,208	$11,613
4/30/2020	$13,624	$14,957	$13,343
5/31/2020	$15,101	$15,757	$14,604
6/30/2020	$15,352	$16,117	$15,165
7/31/2020	$16,411	$17,033	$15,686
8/31/2020	$16,884	$18,266	$16,606
9/30/2020	$16,188	$17,601	$16,250
10/31/2020	$15,965	$17,221	$16,374
11/30/2020	$18,194	$19,317	$19,261
12/31/2020	$20,161	$20,186	$21,061
1/31/2021	$20,069	$20,096	$22,077
2/28/2021	$21,452	$20,724	$22,806
3/31/2021	$21,175	$21,467	$22,088
4/30/2021	$22,159	$22,573	$22,570
5/31/2021	$21,421	$22,676	$21,925
6/30/2021	$22,589	$23,236	$22,954
7/31/2021	$22,927	$23,628	$22,118
8/31/2021	$23,388	$24,302	$22,520
9/30/2021	$22,374	$23,212	$21,656
10/31/2021	$24,064	$24,782	$22,670
11/30/2021	$23,019	$24,404	$21,563
12/31/2021	$23,513	$25,365	$21,659
1/31/2022	$20,366	$23,873	$18,756
2/28/2022	$19,730	$23,272	$18,837
3/31/2022	$19,412	$24,026	$18,924
4/30/2022	$17,255	$21,870	$16,602
5/31/2022	$17,078	$21,841	$16,288
6/30/2022	$16,371	$20,014	$15,280
7/31/2022	$17,821	$21,891	$16,991
8/31/2022	$17,361	$21,074	$16,831
9/30/2022	$15,911	$19,120	$15,317
10/31/2022	$16,724	$20,688	$16,771
11/30/2022	$17,078	$21,768	$17,044
12/31/2022	$16,083	$20,493	$15,950
1/31/2023	$17,539	$21,905	$17,536
2/28/2023	$17,539	$21,393	$17,346
3/31/2023	$17,613	$21,965	$16,918
4/30/2023	$17,539	$22,199	$16,722
5/31/2023	$17,053	$22,285	$16,725
6/30/2023	$18,322	$23,807	$18,112
7/31/2023	$18,994	$24,661	$18,958
8/31/2023	$18,845	$24,185	$17,972
9/30/2023	$17,539	$23,032	$16,786
10/31/2023	$16,307	$22,422	$15,492
11/30/2023	$17,650	$24,513	$16,902
12/31/2023	$19,123	$25,813	$18,926
1/31/2024	$18,529	$26,099	$18,319
2/29/2024	$19,876	$27,512	$19,807
3/31/2024	$20,351	$28,399	$20,361
4/30/2024	$18,886	$27,150	$18,793
5/31/2024	$19,361	$28,432	$19,799
6/30/2024	$19,400	$29,313	$19,766
7/31/2024	$20,311	$29,857	$21,385
8/31/2024	$19,678	$30,507	$21,148
9/30/2024	$19,717	$31,138	$21,429
10/31/2024	$19,123	$30,910	$21,144
11/30/2024	$21,816	$32,966	$23,737
12/31/2024	$20,101	$31,958	$21,794
1/31/2025	$20,943	$32,967	$22,483
2/28/2025	$19,493	$32,336	$20,961
3/31/2025	$18,185	$30,449	$19,371
4/30/2025	$18,091	$30,245	$19,247
5/31/2025	$18,558	$32,162	$20,483
6/30/2025	$18,839	$33,796	$21,689
7/31/2025	$19,260	$34,540	$22,059
8/31/2025	$19,587	$35,340	$23,363
9/30/2025	$19,306	$36,559	$24,334
10/31/2025	$19,587	$37,343	$25,121

Average Annual Return [Table Text Block]
I4CI3	1 Year	5 Years	10 Years
Class C with Load	1.56%	4.17%	6.95%
Class C	2.42%	4.17%	6.95%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000117713
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class I
Trading Symbol			ISCGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.10%

Expenses Paid, Amount			$ 112
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 3.45%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,139	$10,055	$10,366
12/31/2015	$9,724	$9,849	$9,872
1/31/2016	$9,075	$9,293	$8,802
2/29/2016	$9,117	$9,290	$8,740
3/31/2016	$9,682	$9,944	$9,410
4/30/2016	$9,901	$10,006	$9,504
5/31/2016	$10,153	$10,185	$9,760
6/30/2016	$10,280	$10,206	$9,715
7/31/2016	$10,760	$10,611	$10,350
8/31/2016	$10,844	$10,638	$10,460
9/30/2016	$10,962	$10,655	$10,610
10/31/2016	$10,364	$10,424	$9,951
11/30/2016	$11,384	$10,891	$10,841
12/31/2016	$11,622	$11,103	$10,989
1/31/2017	$11,733	$11,312	$11,168
2/28/2017	$11,881	$11,733	$11,442
3/31/2017	$12,158	$11,741	$11,577
4/30/2017	$12,232	$11,865	$11,790
5/31/2017	$12,288	$11,987	$11,683
6/30/2017	$12,491	$12,095	$12,085
7/31/2017	$12,454	$12,323	$12,188
8/31/2017	$12,195	$12,347	$12,174
10/31/2017	$13,101	$12,924	$13,036
11/30/2017	$13,396	$13,316	$13,410
12/31/2017	$13,426	$13,450	$13,425
1/31/2018	$13,610	$14,158	$13,949
2/28/2018	$13,181	$13,637	$13,551
3/31/2018	$13,528	$13,363	$13,734
4/30/2018	$13,671	$13,414	$13,747
5/31/2018	$14,405	$13,792	$14,613
6/30/2018	$14,691	$13,883	$14,727
7/31/2018	$14,936	$14,343	$14,980
8/31/2018	$15,772	$14,847	$15,913
9/30/2018	$15,507	$14,871	$15,541
10/31/2018	$13,732	$13,776	$13,574
11/30/2018	$14,140	$14,052	$13,787
12/31/2018	$12,414	$12,745	$12,176
1/31/2019	$13,897	$13,838	$13,582
2/28/2019	$14,513	$14,325	$14,459
3/31/2019	$14,239	$14,534	$14,263
4/30/2019	$14,992	$15,115	$14,697
5/31/2019	$14,330	$14,137	$13,607
6/30/2019	$15,312	$15,129	$14,655
7/31/2019	$15,837	$15,354	$14,798
8/31/2019	$15,220	$15,041	$14,160
9/30/2019	$15,038	$15,305	$14,044
10/31/2019	$15,312	$15,635	$14,443
11/30/2019	$15,882	$16,229	$15,293
12/31/2019	$16,068	$16,698	$15,644
1/31/2020	$16,312	$16,680	$15,471
2/29/2020	$15,311	$15,314	$14,354
3/31/2020	$12,527	$13,208	$11,613
4/30/2020	$14,237	$14,957	$13,343
5/31/2020	$15,799	$15,757	$14,604
6/30/2020	$16,092	$16,117	$15,165
7/31/2020	$17,216	$17,033	$15,686
8/31/2020	$17,728	$18,266	$16,606
9/30/2020	$16,996	$17,601	$16,250
10/31/2020	$16,776	$17,221	$16,374
11/30/2020	$19,145	$19,317	$19,261
12/31/2020	$21,237	$20,186	$21,061
1/31/2021	$21,158	$20,096	$22,077
2/28/2021	$22,640	$20,724	$22,806
3/31/2021	$22,376	$21,467	$22,088
4/30/2021	$23,435	$22,573	$22,570
5/31/2021	$22,667	$22,676	$21,925
6/30/2021	$23,911	$23,236	$22,954
7/31/2021	$24,309	$23,628	$22,118
8/31/2021	$24,812	$24,302	$22,520
9/30/2021	$23,753	$23,212	$21,656
10/31/2021	$25,553	$24,782	$22,670
11/30/2021	$24,494	$24,404	$21,563
12/31/2021	$25,028	$25,365	$21,659
1/31/2022	$21,681	$23,873	$18,756
2/28/2022	$21,059	$23,272	$18,837
3/31/2022	$20,733	$24,026	$18,924
4/30/2022	$18,423	$21,870	$16,602
5/31/2022	$18,245	$21,841	$16,288
6/30/2022	$17,505	$20,014	$15,280
7/31/2022	$19,045	$21,891	$16,991
8/31/2022	$18,571	$21,074	$16,831
9/30/2022	$17,031	$19,120	$15,317
10/31/2022	$17,920	$20,688	$16,771
11/30/2022	$18,334	$21,768	$17,044
12/31/2022	$17,295	$20,493	$15,950
1/31/2023	$18,870	$21,905	$17,536
2/28/2023	$18,870	$21,393	$17,346
3/31/2023	$18,962	$21,965	$16,918
4/30/2023	$18,870	$22,199	$16,722
5/31/2023	$18,407	$22,285	$16,725
6/30/2023	$19,765	$23,807	$18,112
7/31/2023	$20,507	$24,661	$18,958
8/31/2023	$20,383	$24,185	$17,972
9/30/2023	$18,993	$23,032	$16,786
10/31/2023	$17,634	$22,422	$15,492
11/30/2023	$19,148	$24,513	$16,902
12/31/2023	$20,737	$25,813	$18,926
1/31/2024	$20,123	$26,099	$18,319
2/29/2024	$21,577	$27,512	$19,807
3/31/2024	$22,126	$28,399	$20,361
4/30/2024	$20,575	$27,150	$18,793
5/31/2024	$21,092	$28,432	$19,799
6/30/2024	$21,157	$29,313	$19,766
7/31/2024	$22,158	$29,857	$21,385
8/31/2024	$21,480	$30,507	$21,148
9/30/2024	$21,544	$31,138	$21,429
10/31/2024	$20,931	$30,910	$21,144
11/30/2024	$23,870	$32,966	$23,737
12/31/2024	$22,018	$31,958	$21,794
1/31/2025	$22,966	$32,967	$22,483
2/28/2025	$21,399	$32,336	$20,961
3/31/2025	$19,940	$30,449	$19,371
4/30/2025	$19,904	$30,245	$19,247
5/31/2025	$20,414	$32,162	$20,483
6/30/2025	$20,706	$33,796	$21,689
7/31/2025	$21,216	$34,540	$22,059
8/31/2025	$21,617	$35,340	$23,363
9/30/2025	$21,326	$36,559	$24,334
10/31/2025	$21,654	$37,343	$25,121

Average Annual Return [Table Text Block]
I4CI8	1 Year	5 Years	10 Years
Class I	3.45%	5.24%	8.03%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000117714
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class I2
Trading Symbol			TSPIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$102	1.00%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 3.50%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,139	$10,055	$10,366
12/31/2015	$9,725	$9,849	$9,872
1/31/2016	$9,079	$9,293	$8,802
2/29/2016	$9,121	$9,290	$8,740
3/31/2016	$9,683	$9,944	$9,410
4/30/2016	$9,909	$10,006	$9,504
5/31/2016	$10,161	$10,185	$9,760
6/30/2016	$10,287	$10,206	$9,715
7/31/2016	$10,765	$10,611	$10,350
8/31/2016	$10,858	$10,638	$10,460
9/30/2016	$10,967	$10,655	$10,610
10/31/2016	$10,371	$10,424	$9,951
11/30/2016	$11,386	$10,891	$10,841
12/31/2016	$11,633	$11,103	$10,989
1/31/2017	$11,743	$11,312	$11,168
2/28/2017	$11,908	$11,733	$11,442
3/31/2017	$12,164	$11,741	$11,577
4/30/2017	$12,237	$11,865	$11,790
5/31/2017	$12,292	$11,987	$11,683
6/30/2017	$12,493	$12,095	$12,085
7/31/2017	$12,456	$12,323	$12,188
8/31/2017	$12,219	$12,347	$12,174
10/31/2017	$13,133	$12,924	$13,036
11/30/2017	$13,426	$13,316	$13,410
12/31/2017	$13,455	$13,450	$13,425
1/31/2018	$13,637	$14,158	$13,949
2/28/2018	$13,213	$13,637	$13,551
3/31/2018	$13,556	$13,363	$13,734
4/30/2018	$13,697	$13,414	$13,747
5/31/2018	$14,444	$13,792	$14,613
6/30/2018	$14,726	$13,883	$14,727
7/31/2018	$14,988	$14,343	$14,980
8/31/2018	$15,815	$14,847	$15,913
9/30/2018	$15,573	$14,871	$15,541
10/31/2018	$13,798	$13,776	$13,574
11/30/2018	$14,202	$14,052	$13,787
12/31/2018	$12,454	$12,745	$12,176
1/31/2019	$13,963	$13,838	$13,582
2/28/2019	$14,571	$14,325	$14,459
3/31/2019	$14,301	$14,534	$14,263
4/30/2019	$15,067	$15,115	$14,697
5/31/2019	$14,414	$14,137	$13,607
6/30/2019	$15,382	$15,129	$14,655
7/31/2019	$15,900	$15,354	$14,798
8/31/2019	$15,292	$15,041	$14,160
9/30/2019	$15,112	$15,305	$14,044
10/31/2019	$15,382	$15,635	$14,443
11/30/2019	$15,968	$16,229	$15,293
12/31/2019	$16,151	$16,698	$15,644
1/31/2020	$16,415	$16,680	$15,471
2/29/2020	$15,380	$15,314	$14,354
3/31/2020	$12,588	$13,208	$11,613
4/30/2020	$14,321	$14,957	$13,343
5/31/2020	$15,886	$15,757	$14,604
6/30/2020	$16,175	$16,117	$15,165
7/31/2020	$17,330	$17,033	$15,686
8/31/2020	$17,836	$18,266	$16,606
9/30/2020	$17,113	$17,601	$16,250
10/31/2020	$16,897	$17,221	$16,374
11/30/2020	$19,256	$19,317	$19,261
12/31/2020	$21,365	$20,186	$21,061
1/31/2021	$21,287	$20,096	$22,077
2/28/2021	$22,772	$20,724	$22,806
3/31/2021	$22,512	$21,467	$22,088
4/30/2021	$23,580	$22,573	$22,570
5/31/2021	$22,825	$22,676	$21,925
6/30/2021	$24,075	$23,236	$22,954
7/31/2021	$24,466	$23,628	$22,118
8/31/2021	$24,987	$24,302	$22,520
9/30/2021	$23,919	$23,212	$21,656
10/31/2021	$25,743	$24,782	$22,670
11/30/2021	$24,648	$24,404	$21,563
12/31/2021	$25,198	$25,365	$21,659
1/31/2022	$21,856	$23,873	$18,756
2/28/2022	$21,216	$23,272	$18,837
3/31/2022	$20,868	$24,026	$18,924
4/30/2022	$18,572	$21,870	$16,602
5/31/2022	$18,397	$21,841	$16,288
6/30/2022	$17,642	$20,014	$15,280
7/31/2022	$19,211	$21,891	$16,991
8/31/2022	$18,717	$21,074	$16,831
9/30/2022	$17,177	$19,120	$15,317
10/31/2022	$18,048	$20,688	$16,771
11/30/2022	$18,484	$21,768	$17,044
12/31/2022	$17,435	$20,493	$15,950
1/31/2023	$19,009	$21,905	$17,536
2/28/2023	$19,009	$21,393	$17,346
3/31/2023	$19,100	$21,965	$16,918
4/30/2023	$19,040	$22,199	$16,722
5/31/2023	$18,555	$22,285	$16,725
6/30/2023	$19,948	$23,807	$18,112
7/31/2023	$20,674	$24,661	$18,958
8/31/2023	$20,553	$24,185	$17,972
9/30/2023	$19,161	$23,032	$16,786
10/31/2023	$17,799	$22,422	$15,492
11/30/2023	$19,312	$24,513	$16,902
12/31/2023	$20,932	$25,813	$18,926
1/31/2024	$20,299	$26,099	$18,319
2/29/2024	$21,785	$27,512	$19,807
3/31/2024	$22,323	$28,399	$20,361
4/30/2024	$20,742	$27,150	$18,793
5/31/2024	$21,311	$28,432	$19,799
6/30/2024	$21,343	$29,313	$19,766
7/31/2024	$22,386	$29,857	$21,385
8/31/2024	$21,690	$30,507	$21,148
9/30/2024	$21,754	$31,138	$21,429
10/31/2024	$21,153	$30,910	$21,144
11/30/2024	$24,125	$32,966	$23,737
12/31/2024	$22,250	$31,958	$21,794
1/31/2025	$23,209	$32,967	$22,483
2/28/2025	$21,645	$32,336	$20,961
3/31/2025	$20,153	$30,449	$19,371
4/30/2025	$20,117	$30,245	$19,247
5/31/2025	$20,650	$32,162	$20,483
6/30/2025	$20,935	$33,796	$21,689
7/31/2025	$21,468	$34,540	$22,059
8/31/2025	$21,859	$35,340	$23,363
9/30/2025	$21,574	$36,559	$24,334
10/31/2025	$21,894	$37,343	$25,121

Average Annual Return [Table Text Block]
I4CI4	1 Year	5 Years	10 Years
Class I2	3.50%	5.32%	8.15%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171822
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class I3
Trading Symbol			TSPTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$102	1.00%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 3.51%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,450	$10,235	$10,316
7/31/2017	$10,621	$10,327	$10,671
8/31/2017	$10,590	$10,522	$10,762
9/30/2017	$10,373	$10,542	$10,750
10/31/2017	$11,165	$11,035	$11,511
11/30/2017	$11,398	$11,370	$11,841
12/31/2017	$11,438	$11,484	$11,855
1/31/2018	$11,592	$12,089	$12,317
2/28/2018	$11,232	$11,644	$11,966
3/31/2018	$11,524	$11,410	$12,127
4/30/2018	$11,643	$11,453	$12,139
5/31/2018	$12,277	$11,776	$12,903
6/30/2018	$12,534	$11,854	$13,004
7/31/2018	$12,739	$12,247	$13,228
8/31/2018	$13,458	$12,677	$14,051
9/30/2018	$13,236	$12,698	$13,723
10/31/2018	$11,712	$11,763	$11,986
11/30/2018	$12,054	$11,999	$12,174
12/31/2018	$10,571	$10,882	$10,751
1/31/2019	$11,852	$11,816	$11,993
2/28/2019	$12,368	$12,231	$12,767
3/31/2019	$12,139	$12,410	$12,594
4/30/2019	$12,789	$12,906	$12,978
5/31/2019	$12,215	$12,070	$12,015
6/30/2019	$13,056	$12,918	$12,941
7/31/2019	$13,496	$13,110	$13,067
8/31/2019	$12,980	$12,843	$12,503
9/30/2019	$12,827	$13,068	$12,401
10/31/2019	$13,056	$13,350	$12,753
11/30/2019	$13,553	$13,857	$13,504
12/31/2019	$13,709	$14,257	$13,814
1/31/2020	$13,913	$14,242	$13,661
2/29/2020	$13,055	$13,076	$12,675
3/31/2020	$10,685	$11,278	$10,254
4/30/2020	$12,156	$12,771	$11,782
5/31/2020	$13,484	$13,454	$12,895
6/30/2020	$13,729	$13,762	$13,391
7/31/2020	$14,689	$14,543	$13,851
8/31/2020	$15,118	$15,597	$14,663
9/30/2020	$14,506	$15,029	$14,349
10/31/2020	$14,322	$14,704	$14,458
11/30/2020	$16,324	$16,493	$17,008
12/31/2020	$18,135	$17,235	$18,597
1/31/2021	$18,069	$17,159	$19,494
2/28/2021	$19,329	$17,695	$20,138
3/31/2021	$19,108	$18,329	$19,504
4/30/2021	$20,015	$19,274	$19,929
5/31/2021	$19,351	$19,362	$19,360
6/30/2021	$20,413	$19,840	$20,268
7/31/2021	$20,745	$20,175	$19,530
8/31/2021	$21,187	$20,750	$19,885
9/30/2021	$20,302	$19,819	$19,123
10/31/2021	$21,828	$21,160	$20,018
11/30/2021	$20,899	$20,838	$19,040
12/31/2021	$21,366	$21,658	$19,125
1/31/2022	$18,529	$20,384	$16,561
2/28/2022	$17,986	$19,870	$16,634
3/31/2022	$17,715	$20,515	$16,710
4/30/2022	$15,741	$18,674	$14,660
5/31/2022	$15,593	$18,649	$14,383
6/30/2022	$14,976	$17,089	$13,492
7/31/2022	$16,284	$18,692	$15,003
8/31/2022	$15,864	$17,994	$14,862
9/30/2022	$14,557	$16,326	$13,525
10/31/2022	$15,321	$17,665	$14,809
11/30/2022	$15,667	$18,587	$15,050
12/31/2022	$14,775	$17,498	$14,084
1/31/2023	$16,137	$18,703	$15,485
2/28/2023	$16,137	$18,266	$15,317
3/31/2023	$16,214	$18,755	$14,939
4/30/2023	$16,137	$18,955	$14,766
5/31/2023	$15,726	$19,028	$14,768
6/30/2023	$16,908	$20,328	$15,993
7/31/2023	$17,550	$21,056	$16,740
8/31/2023	$17,448	$20,650	$15,869
9/30/2023	$16,240	$19,666	$14,822
10/31/2023	$15,109	$19,145	$13,679
11/30/2023	$16,368	$20,930	$14,925
12/31/2023	$17,742	$22,040	$16,712
1/31/2024	$17,232	$22,285	$16,176
2/29/2024	$18,467	$23,491	$17,490
3/31/2024	$18,950	$24,249	$17,979
4/30/2024	$17,608	$23,182	$16,594
5/31/2024	$18,064	$24,277	$17,483
6/30/2024	$18,118	$25,028	$17,454
7/31/2024	$18,977	$25,494	$18,883
8/31/2024	$18,386	$26,049	$18,674
9/30/2024	$18,440	$26,587	$18,922
10/31/2024	$17,930	$26,392	$18,671
11/30/2024	$20,453	$28,148	$20,960
12/31/2024	$18,831	$27,288	$19,244
1/31/2025	$19,676	$28,149	$19,853
2/28/2025	$18,318	$27,610	$18,509
3/31/2025	$17,081	$25,999	$17,105
4/30/2025	$17,050	$25,825	$16,996
5/31/2025	$17,503	$27,462	$18,087
6/30/2025	$17,744	$28,857	$19,152
7/31/2025	$18,167	$29,492	$19,478
8/31/2025	$18,529	$30,175	$20,630
9/30/2025	$18,288	$31,216	$21,487
10/31/2025	$18,559	$31,885	$22,182

Average Annual Return [Table Text Block]
I4CID	1 Year	5 Years	Since Inception 3/10/17
Class I3	3.51%	5.32%	7.41%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171820
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class R
Trading Symbol			TSPRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$152	1.50%

Expenses Paid, Amount			$ 152
Expense Ratio, Percent			1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 3.18%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,419	$10,235	$10,316
7/31/2017	$10,590	$10,327	$10,671
8/31/2017	$10,559	$10,522	$10,762
9/30/2017	$10,342	$10,542	$10,750
10/31/2017	$11,118	$11,035	$11,511
11/30/2017	$11,351	$11,370	$11,841
12/31/2017	$11,376	$11,484	$11,855
1/31/2018	$11,530	$12,089	$12,317
2/28/2018	$11,170	$11,644	$11,966
3/31/2018	$11,444	$11,410	$12,127
4/30/2018	$11,564	$11,453	$12,139
5/31/2018	$12,181	$11,776	$12,903
6/30/2018	$12,421	$11,854	$13,004
7/31/2018	$12,627	$12,247	$13,228
8/31/2018	$13,312	$12,677	$14,051
9/30/2018	$13,106	$12,698	$13,723
10/31/2018	$11,616	$11,763	$11,986
11/30/2018	$11,958	$11,999	$12,174
12/31/2018	$10,474	$10,882	$10,751
1/31/2019	$11,738	$11,816	$11,993
2/28/2019	$12,255	$12,231	$12,767
3/31/2019	$12,006	$12,410	$12,594
4/30/2019	$12,638	$12,906	$12,978
5/31/2019	$12,083	$12,070	$12,015
6/30/2019	$12,906	$12,918	$12,941
7/31/2019	$13,328	$13,110	$13,067
8/31/2019	$12,811	$12,843	$12,503
9/30/2019	$12,657	$13,068	$12,401
10/31/2019	$12,868	$13,350	$12,753
11/30/2019	$13,366	$13,857	$13,504
12/31/2019	$13,522	$14,257	$13,814
1/31/2020	$13,706	$14,242	$13,661
2/29/2020	$12,866	$13,076	$12,675
3/31/2020	$10,531	$11,278	$10,254
4/30/2020	$11,965	$12,771	$11,782
5/31/2020	$13,276	$13,454	$12,895
6/30/2020	$13,501	$13,762	$13,391
7/31/2020	$14,444	$14,543	$13,851
8/31/2020	$14,874	$15,597	$14,663
9/30/2020	$14,259	$15,029	$14,349
10/31/2020	$14,075	$14,704	$14,458
11/30/2020	$16,042	$16,493	$17,008
12/31/2020	$17,797	$17,235	$18,597
1/31/2021	$17,708	$17,159	$19,494
2/28/2021	$18,953	$17,695	$20,138
3/31/2021	$18,730	$18,329	$19,504
4/30/2021	$19,597	$19,274	$19,929
5/31/2021	$18,975	$19,362	$19,360
6/30/2021	$19,997	$19,840	$20,268
7/31/2021	$20,308	$20,175	$19,530
8/31/2021	$20,730	$20,750	$19,885
9/30/2021	$19,841	$19,819	$19,123
10/31/2021	$21,330	$21,160	$20,018
11/30/2021	$20,441	$20,838	$19,040
12/31/2021	$20,865	$21,658	$19,125
1/31/2022	$18,080	$20,384	$16,561
2/28/2022	$17,557	$19,870	$16,634
3/31/2022	$17,284	$20,515	$16,710
4/30/2022	$15,344	$18,674	$14,660
5/31/2022	$15,220	$18,649	$14,383
6/30/2022	$14,598	$17,089	$13,492
7/31/2022	$15,866	$18,692	$15,003
8/31/2022	$15,444	$17,994	$14,862
9/30/2022	$14,175	$16,326	$13,525
10/31/2022	$14,896	$17,665	$14,809
11/30/2022	$15,245	$18,587	$15,050
12/31/2022	$14,372	$17,498	$14,084
1/31/2023	$15,669	$18,703	$15,485
2/28/2023	$15,669	$18,266	$15,317
3/31/2023	$15,721	$18,755	$14,939
4/30/2023	$15,669	$18,955	$14,766
5/31/2023	$15,254	$19,028	$14,768
6/30/2023	$16,395	$20,328	$15,993
7/31/2023	$16,992	$21,056	$16,740
8/31/2023	$16,888	$20,650	$15,869
9/30/2023	$15,721	$19,666	$14,822
10/31/2023	$14,605	$19,145	$13,679
11/30/2023	$15,850	$20,930	$14,925
12/31/2023	$17,159	$22,040	$16,712
1/31/2024	$16,643	$22,285	$16,176
2/29/2024	$17,838	$23,491	$17,490
3/31/2024	$18,299	$24,249	$17,979
4/30/2024	$16,996	$23,182	$16,594
5/31/2024	$17,431	$24,277	$17,483
6/30/2024	$17,458	$25,028	$17,454
7/31/2024	$18,299	$25,494	$18,883
8/31/2024	$17,729	$26,049	$18,674
9/30/2024	$17,756	$26,587	$18,922
10/31/2024	$17,268	$26,392	$18,671
11/30/2024	$19,684	$28,148	$20,960
12/31/2024	$18,155	$27,288	$19,244
1/31/2025	$18,923	$28,149	$19,853
2/28/2025	$17,632	$27,610	$18,509
3/31/2025	$16,434	$25,999	$17,105
4/30/2025	$16,373	$25,825	$16,996
5/31/2025	$16,803	$27,462	$18,087
6/30/2025	$17,049	$28,857	$19,152
7/31/2025	$17,448	$29,492	$19,478
8/31/2025	$17,755	$30,175	$20,630
9/30/2025	$17,510	$31,216	$21,487
10/31/2025	$17,786	$31,885	$22,182

Average Annual Return [Table Text Block]
I4CI5	1 Year	5 Years	Since Inception 3/10/17
Class R	3.18%	4.83%	6.91%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171821
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class R4
Trading Symbol			TSPFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.15%

Expenses Paid, Amount			$ 117
Expense Ratio, Percent			1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 3.55%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,435	$10,235	$10,316
7/31/2017	$10,606	$10,327	$10,671
8/31/2017	$10,575	$10,522	$10,762
9/30/2017	$10,373	$10,542	$10,750
10/31/2017	$11,149	$11,035	$11,511
11/30/2017	$11,382	$11,370	$11,841
12/31/2017	$11,405	$11,484	$11,855
1/31/2018	$11,559	$12,089	$12,317
2/28/2018	$11,200	$11,644	$11,966
3/31/2018	$11,491	$11,410	$12,127
4/30/2018	$11,611	$11,453	$12,139
5/31/2018	$12,244	$11,776	$12,903
6/30/2018	$12,484	$11,854	$13,004
7/31/2018	$12,707	$12,247	$13,228
8/31/2018	$13,392	$12,677	$14,051
9/30/2018	$13,186	$12,698	$13,723
10/31/2018	$11,662	$11,763	$11,986
11/30/2018	$12,005	$11,999	$12,174
12/31/2018	$10,521	$10,882	$10,751
1/31/2019	$11,784	$11,816	$11,993
2/28/2019	$12,300	$12,231	$12,767
3/31/2019	$12,109	$12,410	$12,594
4/30/2019	$12,740	$12,906	$12,978
5/31/2019	$12,186	$12,070	$12,015
6/30/2019	$13,008	$12,918	$12,941
7/31/2019	$13,448	$13,110	$13,067
8/31/2019	$12,932	$12,843	$12,503
9/30/2019	$12,779	$13,068	$12,401
10/31/2019	$13,008	$13,350	$12,753
11/30/2019	$13,506	$13,857	$13,504
12/31/2019	$13,661	$14,257	$13,814
1/31/2020	$13,866	$14,242	$13,661
2/29/2020	$13,007	$13,076	$12,675
3/31/2020	$10,655	$11,278	$10,254
4/30/2020	$12,107	$12,771	$11,782
5/31/2020	$13,436	$13,454	$12,895
6/30/2020	$13,682	$13,762	$13,391
7/31/2020	$14,643	$14,543	$13,851
8/31/2020	$15,072	$15,597	$14,663
9/30/2020	$14,459	$15,029	$14,349
10/31/2020	$14,275	$14,704	$14,458
11/30/2020	$16,258	$16,493	$17,008
12/31/2020	$18,051	$17,235	$18,597
1/31/2021	$17,985	$17,159	$19,494
2/28/2021	$19,225	$17,695	$20,138
3/31/2021	$19,004	$18,329	$19,504
4/30/2021	$19,912	$19,274	$19,929
5/31/2021	$19,269	$19,362	$19,360
6/30/2021	$20,310	$19,840	$20,268
7/31/2021	$20,643	$20,175	$19,530
8/31/2021	$21,086	$20,750	$19,885
9/30/2021	$20,177	$19,819	$19,123
10/31/2021	$21,706	$21,160	$20,018
11/30/2021	$20,798	$20,838	$19,040
12/31/2021	$21,243	$21,658	$19,125
1/31/2022	$18,424	$20,384	$16,561
2/28/2022	$17,880	$19,870	$16,634
3/31/2022	$17,583	$20,515	$16,710
4/30/2022	$15,654	$18,674	$14,660
5/31/2022	$15,506	$18,649	$14,383
6/30/2022	$14,863	$17,089	$13,492
7/31/2022	$16,174	$18,692	$15,003
8/31/2022	$15,753	$17,994	$14,862
9/30/2022	$14,467	$16,326	$13,525
10/31/2022	$15,209	$17,665	$14,809
11/30/2022	$15,555	$18,587	$15,050
12/31/2022	$14,687	$17,498	$14,084
1/31/2023	$16,027	$18,703	$15,485
2/28/2023	$16,002	$18,266	$15,317
3/31/2023	$16,079	$18,755	$14,939
4/30/2023	$16,027	$18,955	$14,766
5/31/2023	$15,615	$19,028	$14,768
6/30/2023	$16,775	$20,328	$15,993
7/31/2023	$17,393	$21,056	$16,740
8/31/2023	$17,290	$20,650	$15,869
9/30/2023	$16,105	$19,666	$14,822
10/31/2023	$14,971	$19,145	$13,679
11/30/2023	$16,233	$20,930	$14,925
12/31/2023	$17,585	$22,040	$16,712
1/31/2024	$17,073	$22,285	$16,176
2/29/2024	$18,312	$23,491	$17,490
3/31/2024	$18,770	$24,249	$17,979
4/30/2024	$17,450	$23,182	$16,594
5/31/2024	$17,908	$24,277	$17,483
6/30/2024	$17,935	$25,028	$17,454
7/31/2024	$18,797	$25,494	$18,883
8/31/2024	$18,204	$26,049	$18,674
9/30/2024	$18,258	$26,587	$18,922
10/31/2024	$17,747	$26,392	$18,671
11/30/2024	$20,251	$28,148	$20,960
12/31/2024	$18,650	$27,288	$19,244
1/31/2025	$19,469	$28,149	$19,853
2/28/2025	$18,165	$27,610	$18,509
3/31/2025	$16,922	$25,999	$17,105
4/30/2025	$16,861	$25,825	$16,996
5/31/2025	$17,316	$27,462	$18,087
6/30/2025	$17,559	$28,857	$19,152
7/31/2025	$17,983	$29,492	$19,478
8/31/2025	$18,317	$30,175	$20,630
9/30/2025	$18,074	$31,216	$21,487
10/31/2025	$18,377	$31,885	$22,182

Average Annual Return [Table Text Block]
I4CIE	1 Year	5 Years	Since Inception 3/10/17
Class R4	3.55%	5.18%	7.29%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000172147
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Growth
Class Name			Class R6
Trading Symbol			RTSGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	1.00%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 3.50%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,142	$10,007	$10,092
8/31/2016	$10,229	$10,033	$10,199
9/30/2016	$10,332	$10,049	$10,346
10/31/2016	$9,771	$9,831	$9,703
11/30/2016	$10,735	$10,271	$10,571
12/31/2016	$10,960	$10,472	$10,715
1/31/2017	$11,063	$10,669	$10,889
2/28/2017	$11,219	$11,065	$11,156
3/31/2017	$11,460	$11,073	$11,288
4/30/2017	$11,529	$11,190	$11,496
5/31/2017	$11,580	$11,305	$11,392
6/30/2017	$11,770	$11,407	$11,784
7/31/2017	$11,753	$11,622	$11,884
8/31/2017	$11,512	$11,644	$11,870
9/30/2017	$12,132	$11,928	$12,516
10/31/2017	$12,373	$12,189	$12,710
11/30/2017	$12,649	$12,559	$13,075
12/31/2017	$12,677	$12,684	$13,090
1/31/2018	$12,848	$13,353	$13,601
2/28/2018	$12,449	$12,861	$13,213
3/31/2018	$12,772	$12,602	$13,391
4/30/2018	$12,905	$12,650	$13,404
5/31/2018	$13,608	$13,007	$14,248
6/30/2018	$13,893	$13,093	$14,360
7/31/2018	$14,121	$13,527	$14,607
8/31/2018	$14,900	$14,002	$15,516
9/30/2018	$14,672	$14,025	$15,153
10/31/2018	$13,000	$12,993	$13,236
11/30/2018	$13,380	$13,253	$13,443
12/31/2018	$11,733	$12,019	$11,872
1/31/2019	$13,155	$13,051	$13,243
2/28/2019	$13,728	$13,510	$14,098
3/31/2019	$13,473	$13,707	$13,907
4/30/2019	$14,195	$14,255	$14,331
5/31/2019	$13,558	$13,332	$13,268
6/30/2019	$14,492	$14,269	$14,289
7/31/2019	$14,980	$14,481	$14,429
8/31/2019	$14,407	$14,185	$13,806
9/30/2019	$14,237	$14,434	$13,693
10/31/2019	$14,492	$14,745	$14,083
11/30/2019	$15,043	$15,306	$14,912
12/31/2019	$15,216	$15,748	$15,253
1/31/2020	$15,443	$15,730	$15,085
2/29/2020	$14,490	$14,443	$13,996
3/31/2020	$11,860	$12,456	$11,323
4/30/2020	$13,493	$14,106	$13,010
5/31/2020	$14,967	$14,861	$14,239
6/30/2020	$15,239	$15,200	$14,787
7/31/2020	$16,304	$16,063	$15,295
8/31/2020	$16,803	$17,227	$16,192
9/30/2020	$16,100	$16,600	$15,845
10/31/2020	$15,896	$16,242	$15,965
11/30/2020	$18,141	$18,217	$18,781
12/31/2020	$20,129	$19,037	$20,536
1/31/2021	$20,055	$18,952	$21,526
2/28/2021	$21,455	$19,545	$22,237
3/31/2021	$21,209	$20,245	$21,537
4/30/2021	$22,216	$21,289	$22,007
5/31/2021	$21,504	$21,386	$21,378
6/30/2021	$22,682	$21,913	$22,381
7/31/2021	$23,026	$22,284	$21,566
8/31/2021	$23,541	$22,919	$21,958
9/30/2021	$22,535	$21,891	$21,116
10/31/2021	$24,228	$23,371	$22,105
11/30/2021	$23,222	$23,016	$21,025
12/31/2021	$23,712	$23,922	$21,118
1/31/2022	$20,564	$22,515	$18,288
2/28/2022	$19,961	$21,947	$18,368
3/31/2022	$19,660	$22,659	$18,451
4/30/2022	$17,497	$20,626	$16,188
5/31/2022	$17,333	$20,598	$15,882
6/30/2022	$16,621	$18,875	$14,899
7/31/2022	$18,072	$20,646	$16,567
8/31/2022	$17,634	$19,875	$16,411
9/30/2022	$16,183	$18,032	$14,935
10/31/2022	$17,004	$19,511	$16,352
11/30/2022	$17,415	$20,529	$16,619
12/31/2022	$16,426	$19,327	$15,552
1/31/2023	$17,909	$20,658	$17,099
2/28/2023	$17,909	$20,176	$16,914
3/31/2023	$17,995	$20,715	$16,496
4/30/2023	$17,909	$20,936	$16,305
5/31/2023	$17,482	$21,017	$16,308
6/30/2023	$18,765	$22,452	$17,660
7/31/2023	$19,478	$23,257	$18,485
8/31/2023	$19,364	$22,808	$17,523
9/30/2023	$18,023	$21,722	$16,367
10/31/2023	$16,769	$21,146	$15,105
11/30/2023	$18,194	$23,118	$16,480
12/31/2023	$19,720	$24,344	$18,454
1/31/2024	$19,124	$24,614	$17,862
2/29/2024	$20,524	$25,946	$19,313
3/31/2024	$21,031	$26,783	$19,853
4/30/2024	$19,541	$25,605	$18,324
5/31/2024	$20,048	$26,814	$19,305
6/30/2024	$20,107	$27,645	$19,273
7/31/2024	$21,061	$28,158	$20,851
8/31/2024	$20,405	$28,771	$20,620
9/30/2024	$20,495	$29,367	$20,894
10/31/2024	$19,929	$29,151	$20,617
11/30/2024	$22,699	$31,090	$23,145
12/31/2024	$20,929	$30,140	$21,250
1/31/2025	$21,866	$31,091	$21,922
2/28/2025	$20,393	$30,496	$20,438
3/31/2025	$18,986	$28,717	$18,888
4/30/2025	$18,953	$28,524	$18,767
5/31/2025	$19,455	$30,332	$19,972
6/30/2025	$19,723	$31,873	$21,148
7/31/2025	$20,225	$32,575	$21,508
8/31/2025	$20,594	$33,329	$22,781
9/30/2025	$20,326	$34,479	$23,727
10/31/2025	$20,627	$35,218	$24,495

Average Annual Return [Table Text Block]
I4CIB	1 Year	5 Years	Since Inception 7/25/16
Class R6	3.50%	5.35%	8.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	10.15%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 81,978,684
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 737,050
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000112974
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class A
Trading Symbol			TSLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.29%

Expenses Paid, Amount			$ 132
Expense Ratio, Percent			1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 4.65%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund at NAV underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$9,454	$10,000	$10,000
4/30/2017	$9,616	$10,119	$10,080
5/31/2017	$9,360	$10,222	$9,766
6/30/2017	$9,718	$10,315	$10,108
7/31/2017	$9,761	$10,509	$10,172
8/31/2017	$9,531	$10,529	$9,922
9/30/2017	$10,119	$10,786	$10,624
10/31/2017	$10,188	$11,021	$10,638
11/30/2017	$10,435	$11,356	$10,946
12/31/2017	$10,333	$11,470	$10,842
1/31/2018	$10,662	$12,074	$10,975
2/28/2018	$9,934	$11,629	$10,426
3/31/2018	$9,916	$11,396	$10,555
4/30/2018	$9,880	$11,439	$10,738
5/31/2018	$10,449	$11,762	$11,363
6/30/2018	$10,387	$11,839	$11,432
7/31/2018	$10,493	$12,232	$11,634
8/31/2018	$10,849	$12,661	$11,911
9/30/2018	$10,458	$12,682	$11,615
10/31/2018	$9,463	$11,748	$10,575
11/30/2018	$9,640	$11,984	$10,746
12/31/2018	$8,375	$10,868	$9,447
1/31/2019	$9,527	$11,801	$10,480
2/28/2019	$9,872	$12,216	$10,888
3/31/2019	$9,389	$12,395	$10,574
4/30/2019	$9,902	$12,890	$10,974
5/31/2019	$8,877	$12,056	$10,077
6/30/2019	$9,527	$12,902	$10,719
7/31/2019	$9,557	$13,094	$10,736
8/31/2019	$8,917	$12,827	$10,137
9/30/2019	$9,577	$13,052	$10,658
10/31/2019	$9,685	$13,333	$10,916
11/30/2019	$9,843	$13,840	$11,171
12/31/2019	$10,088	$14,240	$11,562
1/31/2020	$9,504	$14,224	$10,939
2/29/2020	$8,664	$13,060	$9,876
3/31/2020	$6,216	$11,264	$7,439
4/30/2020	$7,097	$12,755	$8,357
5/31/2020	$7,445	$13,438	$8,597
6/30/2020	$7,630	$13,745	$8,846
7/31/2020	$7,927	$14,525	$9,028
8/31/2020	$8,326	$15,577	$9,514
9/30/2020	$7,865	$15,010	$9,072
10/31/2020	$8,326	$14,686	$9,396
11/30/2020	$9,903	$16,473	$11,210
12/31/2020	$10,651	$17,214	$12,098
1/31/2021	$10,979	$17,137	$12,735
2/28/2021	$11,921	$17,673	$13,931
3/31/2021	$12,679	$18,307	$14,659
4/30/2021	$12,914	$19,250	$14,956
5/31/2021	$13,324	$19,338	$15,421
6/30/2021	$13,047	$19,815	$15,328
7/31/2021	$12,740	$20,150	$14,779
8/31/2021	$12,904	$20,725	$15,175
9/30/2021	$12,761	$19,795	$14,871
10/31/2021	$13,222	$21,133	$15,438
11/30/2021	$12,884	$20,812	$14,910
12/31/2021	$13,569	$21,631	$15,519
1/31/2022	$12,844	$20,359	$14,614
2/28/2022	$13,346	$19,846	$14,856
3/31/2022	$13,346	$20,490	$15,146
4/30/2022	$12,509	$18,651	$13,971
5/31/2022	$12,825	$18,626	$14,239
6/30/2022	$11,450	$17,068	$12,832
7/31/2022	$12,509	$18,669	$14,075
8/31/2022	$11,989	$17,972	$13,630
9/30/2022	$10,799	$16,306	$12,241
10/31/2022	$12,175	$17,643	$13,782
11/30/2022	$12,751	$18,564	$14,203
12/31/2022	$11,806	$17,477	$13,271
1/31/2023	$12,937	$18,680	$14,537
2/28/2023	$12,620	$18,244	$14,202
3/31/2023	$11,761	$18,731	$13,184
4/30/2023	$11,557	$18,931	$12,855
5/31/2023	$11,060	$19,005	$12,602
6/30/2023	$11,919	$20,302	$13,603
7/31/2023	$12,711	$21,030	$14,630
8/31/2023	$12,077	$20,624	$13,926
9/30/2023	$11,421	$19,642	$13,201
10/31/2023	$10,539	$19,121	$12,413
11/30/2023	$11,376	$20,904	$13,531
12/31/2023	$12,773	$22,013	$15,215
1/31/2024	$12,192	$22,257	$14,524
2/29/2024	$12,541	$23,462	$14,999
3/31/2024	$13,191	$24,219	$15,656
4/30/2024	$12,355	$23,153	$14,658
5/31/2024	$13,144	$24,247	$15,344
6/30/2024	$12,912	$24,997	$15,085
7/31/2024	$14,422	$25,462	$16,924
8/31/2024	$14,352	$26,016	$16,606
9/30/2024	$14,352	$26,555	$16,617
10/31/2024	$14,213	$26,360	$16,357
11/30/2024	$15,420	$28,113	$17,935
12/31/2024	$14,336	$27,254	$16,440
1/31/2025	$14,486	$28,114	$16,778
2/28/2025	$13,829	$27,575	$16,136
3/31/2025	$13,022	$25,967	$15,167
4/30/2025	$12,544	$25,793	$14,558
5/31/2025	$13,171	$27,428	$15,170
6/30/2025	$13,709	$28,821	$15,920
7/31/2025	$13,918	$29,456	$16,202
8/31/2025	$14,934	$30,137	$17,574
9/30/2025	$15,053	$31,177	$17,927
10/31/2025	$14,874	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CA1	1 Year	5 Years	Since Inception 4/21/17
Class A with Load	(1.16%)	11.05%	4.76%
Class A	4.65%	12.30%	5.46%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000112971
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class C
Trading Symbol			TSLCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.05%

Expenses Paid, Amount			$ 209
Expense Ratio, Percent			2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 3.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund at NAV underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,172	$10,119	$10,080
6/30/2017	$9,891	$10,222	$9,766
7/31/2017	$10,263	$10,315	$10,108
8/31/2017	$10,299	$10,509	$10,172
9/30/2017	$10,054	$10,529	$9,922
10/31/2017	$10,734	$11,021	$10,638
11/30/2017	$10,987	$11,356	$10,946
12/31/2017	$10,869	$11,470	$10,842
1/31/2018	$11,217	$12,074	$10,975
2/28/2018	$10,435	$11,629	$10,426
3/31/2018	$10,416	$11,396	$10,555
4/30/2018	$10,369	$11,439	$10,738
5/31/2018	$10,963	$11,762	$11,363
6/30/2018	$10,887	$11,839	$11,432
7/31/2018	$11,001	$12,232	$11,634
8/31/2018	$11,359	$12,661	$11,911
9/30/2018	$10,944	$12,682	$11,615
10/31/2018	$9,888	$11,748	$10,575
11/30/2018	$10,077	$11,984	$10,746
12/31/2018	$8,745	$10,868	$9,447
1/31/2019	$9,941	$11,801	$10,480
2/28/2019	$10,295	$12,216	$10,888
3/31/2019	$9,796	$12,395	$10,574
4/30/2019	$10,315	$12,890	$10,974
5/31/2019	$9,255	$12,056	$10,077
6/30/2019	$9,910	$12,902	$10,719
7/31/2019	$9,941	$13,094	$10,736
8/31/2019	$9,265	$12,827	$10,137
9/30/2019	$9,952	$13,052	$10,658
10/31/2019	$10,056	$13,333	$10,916
11/30/2019	$10,222	$13,840	$11,171
12/31/2019	$10,460	$14,240	$11,562
1/31/2020	$9,848	$14,224	$10,939
2/29/2020	$8,978	$13,060	$9,876
3/31/2020	$6,433	$11,264	$7,439
4/30/2020	$7,346	$12,755	$8,357
5/31/2020	$7,689	$13,438	$8,597
6/30/2020	$7,883	$13,745	$8,846
7/31/2020	$8,194	$14,525	$9,028
8/31/2020	$8,592	$15,577	$9,514
9/30/2020	$8,119	$15,010	$9,072
10/31/2020	$8,581	$14,686	$9,396
11/30/2020	$10,192	$16,473	$11,210
12/31/2020	$10,965	$17,214	$12,098
1/31/2021	$11,298	$17,137	$12,735
2/28/2021	$12,265	$17,673	$13,931
3/31/2021	$13,038	$18,307	$14,659
4/30/2021	$13,263	$19,250	$14,956
5/31/2021	$13,671	$19,338	$15,421
6/30/2021	$13,392	$19,815	$15,328
7/31/2021	$13,059	$20,150	$14,779
8/31/2021	$13,220	$20,725	$15,175
9/30/2021	$13,059	$19,795	$14,871
10/31/2021	$13,532	$21,133	$15,438
11/30/2021	$13,188	$20,812	$14,910
12/31/2021	$13,873	$21,631	$15,519
1/31/2022	$13,122	$20,359	$14,614
2/28/2022	$13,636	$19,846	$14,856
3/31/2022	$13,616	$20,490	$15,146
4/30/2022	$12,747	$18,651	$13,971
5/31/2022	$13,063	$18,626	$14,239
6/30/2022	$11,660	$17,068	$12,832
7/31/2022	$12,786	$18,669	$14,075
8/31/2022	$12,253	$17,972	$13,630
9/30/2022	$11,028	$16,306	$12,241
10/31/2022	$12,411	$17,643	$13,782
11/30/2022	$13,004	$18,564	$14,203
12/31/2022	$12,027	$17,477	$13,271
1/31/2023	$13,186	$18,680	$14,537
2/28/2023	$12,848	$18,244	$14,202
3/31/2023	$11,955	$18,731	$13,184
4/30/2023	$11,737	$18,931	$12,855
5/31/2023	$11,230	$19,005	$12,602
6/30/2023	$12,100	$20,302	$13,603
7/31/2023	$12,897	$21,030	$14,630
8/31/2023	$12,245	$20,624	$13,926
9/30/2023	$11,592	$19,642	$13,201
10/31/2023	$10,675	$19,121	$12,413
11/30/2023	$11,520	$20,904	$13,531
12/31/2023	$12,918	$22,013	$15,215
1/31/2024	$12,327	$22,257	$14,524
2/29/2024	$12,672	$23,462	$14,999
3/31/2024	$13,337	$24,219	$15,656
4/30/2024	$12,450	$23,153	$14,658
5/31/2024	$13,263	$24,247	$15,344
6/30/2024	$13,017	$24,997	$15,085
7/31/2024	$14,521	$25,462	$16,924
8/31/2024	$14,447	$26,016	$16,606
9/30/2024	$14,447	$26,555	$16,617
10/31/2024	$14,299	$26,360	$16,357
11/30/2024	$15,482	$28,113	$17,935
12/31/2024	$14,387	$27,254	$16,440
1/31/2025	$14,546	$28,114	$16,778
2/28/2025	$13,843	$27,575	$16,136
3/31/2025	$13,044	$25,967	$15,167
4/30/2025	$12,564	$25,793	$14,558
5/31/2025	$13,204	$27,428	$15,170
6/30/2025	$13,715	$28,821	$15,920
7/31/2025	$13,907	$29,456	$16,202
8/31/2025	$14,930	$30,137	$17,574
9/30/2025	$15,026	$31,177	$17,927
10/31/2025	$14,802	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CA3	1 Year	5 Years	Since Inception 4/21/17
Class C with Load	2.72%	11.52%	4.70%
Class C	3.52%	11.52%	4.70%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000112972
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class I
Trading Symbol			TSLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.99%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 4.71%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,170	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,090	$10,529	$9,922
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,049	$11,356	$10,946
12/31/2017	$10,948	$11,470	$10,842
1/31/2018	$11,304	$12,074	$10,975
2/28/2018	$10,526	$11,629	$10,426
3/31/2018	$10,508	$11,396	$10,555
4/30/2018	$10,480	$11,439	$10,738
5/31/2018	$11,088	$11,762	$11,363
6/30/2018	$11,023	$11,839	$11,432
7/31/2018	$11,145	$12,232	$11,634
8/31/2018	$11,519	$12,661	$11,911
9/30/2018	$11,098	$12,682	$11,615
10/31/2018	$10,049	$11,748	$10,575
11/30/2018	$10,255	$11,984	$10,746
12/31/2018	$8,909	$10,868	$9,447
1/31/2019	$10,137	$11,801	$10,480
2/28/2019	$10,502	$12,216	$10,888
3/31/2019	$10,002	$12,395	$10,574
4/30/2019	$10,543	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,148	$12,902	$10,719
7/31/2019	$10,189	$13,094	$10,736
8/31/2019	$9,502	$12,827	$10,137
9/30/2019	$10,210	$13,052	$10,658
10/31/2019	$10,335	$13,333	$10,916
11/30/2019	$10,502	$13,840	$11,171
12/31/2019	$10,766	$14,240	$11,562
1/31/2020	$10,148	$14,224	$10,939
2/29/2020	$9,248	$13,060	$9,876
3/31/2020	$6,646	$11,264	$7,439
4/30/2020	$7,579	$12,755	$8,357
5/31/2020	$7,947	$13,438	$8,597
6/30/2020	$8,153	$13,745	$8,846
7/31/2020	$8,478	$14,525	$9,028
8/31/2020	$8,901	$15,577	$9,514
9/30/2020	$8,413	$15,010	$9,072
10/31/2020	$8,912	$14,686	$9,396
11/30/2020	$10,593	$16,473	$11,210
12/31/2020	$11,403	$17,214	$12,098
1/31/2021	$11,761	$17,137	$12,735
2/28/2021	$12,771	$17,673	$13,931
3/31/2021	$13,585	$18,307	$14,659
4/30/2021	$13,835	$19,250	$14,956
5/31/2021	$14,280	$19,338	$15,421
6/30/2021	$13,987	$19,815	$15,328
7/31/2021	$13,661	$20,150	$14,779
8/31/2021	$13,846	$20,725	$15,175
9/30/2021	$13,683	$19,795	$14,871
10/31/2021	$14,183	$21,133	$15,438
11/30/2021	$13,835	$20,812	$14,910
12/31/2021	$14,579	$21,631	$15,519
1/31/2022	$13,794	$20,359	$14,614
2/28/2022	$14,343	$19,846	$14,856
3/31/2022	$14,343	$20,490	$15,146
4/30/2022	$13,441	$18,651	$13,971
5/31/2022	$13,774	$18,626	$14,239
6/30/2022	$12,303	$17,068	$12,832
7/31/2022	$13,441	$18,669	$14,075
8/31/2022	$12,891	$17,972	$13,630
9/30/2022	$11,616	$16,306	$12,241
10/31/2022	$13,088	$17,643	$13,782
11/30/2022	$13,715	$18,564	$14,203
12/31/2022	$12,709	$17,477	$13,271
1/31/2023	$13,925	$18,680	$14,537
2/28/2023	$13,591	$18,244	$14,202
3/31/2023	$12,661	$18,731	$13,184
4/30/2023	$12,447	$18,931	$12,855
5/31/2023	$11,922	$19,005	$12,602
6/30/2023	$12,828	$20,302	$13,603
7/31/2023	$13,710	$21,030	$14,630
8/31/2023	$13,019	$20,624	$13,926
9/30/2023	$12,327	$19,642	$13,201
10/31/2023	$11,374	$19,121	$12,413
11/30/2023	$12,280	$20,904	$13,531
12/31/2023	$13,782	$22,013	$15,215
1/31/2024	$13,162	$22,257	$14,524
2/29/2024	$13,543	$23,462	$14,999
3/31/2024	$14,259	$24,219	$15,656
4/30/2024	$13,329	$23,153	$14,658
5/31/2024	$14,211	$24,247	$15,344
6/30/2024	$13,949	$24,997	$15,085
7/31/2024	$15,570	$25,462	$16,924
8/31/2024	$15,523	$26,016	$16,606
9/30/2024	$15,523	$26,555	$16,617
10/31/2024	$15,379	$26,360	$16,357
11/30/2024	$16,691	$28,113	$17,935
12/31/2024	$15,528	$27,254	$16,440
1/31/2025	$15,680	$28,114	$16,778
2/28/2025	$14,952	$27,575	$16,136
3/31/2025	$14,103	$25,967	$15,167
4/30/2025	$13,587	$25,793	$14,558
5/31/2025	$14,285	$27,428	$15,170
6/30/2025	$14,861	$28,821	$15,920
7/31/2025	$15,073	$29,456	$16,202
8/31/2025	$16,195	$30,137	$17,574
9/30/2025	$16,317	$31,177	$17,927
10/31/2025	$16,104	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CA8	1 Year	5 Years	Since Inception 4/21/17
Class I	4.71%	12.56%	5.74%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000112973
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$91	0.89%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,170	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,099	$10,529	$9,922
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,057	$11,356	$10,946
12/31/2017	$10,952	$11,470	$10,842
1/31/2018	$11,308	$12,074	$10,975
2/28/2018	$10,540	$11,629	$10,426
3/31/2018	$10,522	$11,396	$10,555
4/30/2018	$10,484	$11,439	$10,738
5/31/2018	$11,093	$11,762	$11,363
6/30/2018	$11,027	$11,839	$11,432
7/31/2018	$11,149	$12,232	$11,634
8/31/2018	$11,533	$12,661	$11,911
9/30/2018	$11,112	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,250	$11,984	$10,746
12/31/2018	$8,905	$10,868	$9,447
1/31/2019	$10,143	$11,801	$10,480
2/28/2019	$10,507	$12,216	$10,888
3/31/2019	$9,998	$12,395	$10,574
4/30/2019	$10,549	$12,890	$10,974
5/31/2019	$9,467	$12,056	$10,077
6/30/2019	$10,154	$12,902	$10,719
7/31/2019	$10,195	$13,094	$10,736
8/31/2019	$9,509	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,341	$13,333	$10,916
11/30/2019	$10,507	$13,840	$11,171
12/31/2019	$10,780	$14,240	$11,562
1/31/2020	$10,151	$14,224	$10,939
2/29/2020	$9,262	$13,060	$9,876
3/31/2020	$6,648	$11,264	$7,439
4/30/2020	$7,592	$12,755	$8,357
5/31/2020	$7,960	$13,438	$8,597
6/30/2020	$8,166	$13,745	$8,846
7/31/2020	$8,481	$14,525	$9,028
8/31/2020	$8,904	$15,577	$9,514
9/30/2020	$8,427	$15,010	$9,072
10/31/2020	$8,926	$14,686	$9,396
11/30/2020	$10,607	$16,473	$11,210
12/31/2020	$11,417	$17,214	$12,098
1/31/2021	$11,776	$17,137	$12,735
2/28/2021	$12,787	$17,673	$13,931
3/31/2021	$13,603	$18,307	$14,659
4/30/2021	$13,853	$19,250	$14,956
5/31/2021	$14,299	$19,338	$15,421
6/30/2021	$14,016	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,875	$20,725	$15,175
9/30/2021	$13,722	$19,795	$14,871
10/31/2021	$14,223	$21,133	$15,438
11/30/2021	$13,864	$20,812	$14,910
12/31/2021	$14,612	$21,631	$15,519
1/31/2022	$13,825	$20,359	$14,614
2/28/2022	$14,376	$19,846	$14,856
3/31/2022	$14,376	$20,490	$15,146
4/30/2022	$13,471	$18,651	$13,971
5/31/2022	$13,825	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,491	$18,669	$14,075
8/31/2022	$12,921	$17,972	$13,630
9/30/2022	$11,642	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,766	$18,564	$14,203
12/31/2022	$12,751	$17,477	$13,271
1/31/2023	$13,971	$18,680	$14,537
2/28/2023	$13,636	$18,244	$14,202
3/31/2023	$12,703	$18,731	$13,184
4/30/2023	$12,488	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,895	$20,302	$13,603
7/31/2023	$13,756	$21,030	$14,630
8/31/2023	$13,086	$20,624	$13,926
9/30/2023	$12,368	$19,642	$13,201
10/31/2023	$11,412	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,851	$22,013	$15,215
1/31/2024	$13,235	$22,257	$14,524
2/29/2024	$13,604	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,407	$23,153	$14,658
5/31/2024	$14,270	$24,247	$15,344
6/30/2024	$14,023	$24,997	$15,085
7/31/2024	$15,650	$25,462	$16,924
8/31/2024	$15,601	$26,016	$16,606
9/30/2024	$15,601	$26,555	$16,617
10/31/2024	$15,453	$26,360	$16,357
11/30/2024	$16,784	$28,113	$17,935
12/31/2024	$15,603	$27,254	$16,440
1/31/2025	$15,793	$28,114	$16,778
2/28/2025	$15,035	$27,575	$16,136
3/31/2025	$14,182	$25,967	$15,167
4/30/2025	$13,676	$25,793	$14,558
5/31/2025	$14,371	$27,428	$15,170
6/30/2025	$14,940	$28,821	$15,920
7/31/2025	$15,161	$29,456	$16,202
8/31/2025	$16,298	$30,137	$17,574
9/30/2025	$16,424	$31,177	$17,927
10/31/2025	$16,235	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CA4	1 Year	5 Years	Since Inception 4/21/17
Class I2	5.06%	12.71%	5.84%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171819
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class I3
Trading Symbol			TSLTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$91	0.89%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 4.86%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,179	$10,119	$10,080
6/30/2017	$9,910	$10,222	$9,766
7/31/2017	$10,296	$10,315	$10,108
8/31/2017	$10,350	$10,509	$10,172
9/30/2017	$10,108	$10,529	$9,922
10/31/2017	$10,807	$11,021	$10,638
11/30/2017	$11,076	$11,356	$10,946
12/31/2017	$10,973	$11,470	$10,842
1/31/2018	$11,328	$12,074	$10,975
2/28/2018	$10,552	$11,629	$10,426
3/31/2018	$10,542	$11,396	$10,555
4/30/2018	$10,505	$11,439	$10,738
5/31/2018	$11,113	$11,762	$11,363
6/30/2018	$11,057	$11,839	$11,432
7/31/2018	$11,178	$12,232	$11,634
8/31/2018	$11,552	$12,661	$11,911
9/30/2018	$11,141	$12,682	$11,615
10/31/2018	$10,075	$11,748	$10,575
11/30/2018	$10,262	$11,984	$10,746
12/31/2018	$8,919	$10,868	$9,447
1/31/2019	$10,146	$11,801	$10,480
2/28/2019	$10,510	$12,216	$10,888
3/31/2019	$10,011	$12,395	$10,574
4/30/2019	$10,551	$12,890	$10,974
5/31/2019	$9,470	$12,056	$10,077
6/30/2019	$10,156	$12,902	$10,719
7/31/2019	$10,198	$13,094	$10,736
8/31/2019	$9,522	$12,827	$10,137
9/30/2019	$10,229	$13,052	$10,658
10/31/2019	$10,354	$13,333	$10,916
11/30/2019	$10,520	$13,840	$11,171
12/31/2019	$10,784	$14,240	$11,562
1/31/2020	$10,166	$14,224	$10,939
2/29/2020	$9,266	$13,060	$9,876
3/31/2020	$6,654	$11,264	$7,439
4/30/2020	$7,597	$12,755	$8,357
5/31/2020	$7,966	$13,438	$8,597
6/30/2020	$8,172	$13,745	$8,846
7/31/2020	$8,497	$14,525	$9,028
8/31/2020	$8,920	$15,577	$9,514
9/30/2020	$8,432	$15,010	$9,072
10/31/2020	$8,930	$14,686	$9,396
11/30/2020	$10,621	$16,473	$11,210
12/31/2020	$11,429	$17,214	$12,098
1/31/2021	$11,788	$17,137	$12,735
2/28/2021	$12,809	$17,673	$13,931
3/31/2021	$13,624	$18,307	$14,659
4/30/2021	$13,874	$19,250	$14,956
5/31/2021	$14,319	$19,338	$15,421
6/30/2021	$14,037	$19,815	$15,328
7/31/2021	$13,700	$20,150	$14,779
8/31/2021	$13,885	$20,725	$15,175
9/30/2021	$13,733	$19,795	$14,871
10/31/2021	$14,232	$21,133	$15,438
11/30/2021	$13,885	$20,812	$14,910
12/31/2021	$14,627	$21,631	$15,519
1/31/2022	$13,843	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,392	$20,490	$15,146
4/30/2022	$13,490	$18,651	$13,971
5/31/2022	$13,823	$18,626	$14,239
6/30/2022	$12,353	$17,068	$12,832
7/31/2022	$13,490	$18,669	$14,075
8/31/2022	$12,941	$17,972	$13,630
9/30/2022	$11,647	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,764	$18,564	$14,203
12/31/2022	$12,748	$17,477	$13,271
1/31/2023	$13,987	$18,680	$14,537
2/28/2023	$13,653	$18,244	$14,202
3/31/2023	$12,724	$18,731	$13,184
4/30/2023	$12,510	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,891	$20,302	$13,603
7/31/2023	$13,773	$21,030	$14,630
8/31/2023	$13,082	$20,624	$13,926
9/30/2023	$12,391	$19,642	$13,201
10/31/2023	$11,414	$19,121	$12,413
11/30/2023	$12,343	$20,904	$13,531
12/31/2023	$13,869	$22,013	$15,215
1/31/2024	$13,255	$22,257	$14,524
2/29/2024	$13,623	$23,462	$14,999
3/31/2024	$14,335	$24,219	$15,656
4/30/2024	$13,427	$23,153	$14,658
5/31/2024	$14,286	$24,247	$15,344
6/30/2024	$14,041	$24,997	$15,085
7/31/2024	$15,685	$25,462	$16,924
8/31/2024	$15,636	$26,016	$16,606
9/30/2024	$15,636	$26,555	$16,617
10/31/2024	$15,489	$26,360	$16,357
11/30/2024	$16,790	$28,113	$17,935
12/31/2024	$15,614	$27,254	$16,440
1/31/2025	$15,802	$28,114	$16,778
2/28/2025	$15,080	$27,575	$16,136
3/31/2025	$14,200	$25,967	$15,167
4/30/2025	$13,698	$25,793	$14,558
5/31/2025	$14,389	$27,428	$15,170
6/30/2025	$14,954	$28,821	$15,920
7/31/2025	$15,206	$29,456	$16,202
8/31/2025	$16,336	$30,137	$17,574
9/30/2025	$16,462	$31,177	$17,927
10/31/2025	$16,242	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CAD	1 Year	5 Years	Since Inception 4/21/17
Class I3	4.86%	12.71%	5.85%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171817
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class R
Trading Symbol			TRSLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.39%

Expenses Paid, Amount			$ 142
Expense Ratio, Percent			1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 4.35%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,179	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,090	$10,529	$9,922
10/31/2017	$10,771	$11,021	$10,638
11/30/2017	$11,031	$11,356	$10,946
12/31/2017	$10,923	$11,470	$10,842
1/31/2018	$11,278	$12,074	$10,975
2/28/2018	$10,503	$11,629	$10,426
3/31/2018	$10,485	$11,396	$10,555
4/30/2018	$10,438	$11,439	$10,738
5/31/2018	$11,044	$11,762	$11,363
6/30/2018	$10,979	$11,839	$11,432
7/31/2018	$11,091	$12,232	$11,634
8/31/2018	$11,464	$12,661	$11,911
9/30/2018	$11,044	$12,682	$11,615
10/31/2018	$9,990	$11,748	$10,575
11/30/2018	$10,186	$11,984	$10,746
12/31/2018	$8,843	$10,868	$9,447
1/31/2019	$10,068	$11,801	$10,480
2/28/2019	$10,428	$12,216	$10,888
3/31/2019	$9,914	$12,395	$10,574
4/30/2019	$10,449	$12,890	$10,974
5/31/2019	$9,378	$12,056	$10,077
6/30/2019	$10,058	$12,902	$10,719
7/31/2019	$10,089	$13,094	$10,736
8/31/2019	$9,409	$12,827	$10,137
9/30/2019	$10,109	$13,052	$10,658
10/31/2019	$10,223	$13,333	$10,916
11/30/2019	$10,398	$13,840	$11,171
12/31/2019	$10,654	$14,240	$11,562
1/31/2020	$10,035	$14,224	$10,939
2/29/2020	$9,149	$13,060	$9,876
3/31/2020	$6,566	$11,264	$7,439
4/30/2020	$7,484	$12,755	$8,357
5/31/2020	$7,847	$13,438	$8,597
6/30/2020	$8,050	$13,745	$8,846
7/31/2020	$8,359	$14,525	$9,028
8/31/2020	$8,775	$15,577	$9,514
9/30/2020	$8,295	$15,010	$9,072
10/31/2020	$8,786	$14,686	$9,396
11/30/2020	$10,441	$16,473	$11,210
12/31/2020	$11,231	$17,214	$12,098
1/31/2021	$11,583	$17,137	$12,735
2/28/2021	$12,576	$17,673	$13,931
3/31/2021	$13,366	$18,307	$14,659
4/30/2021	$13,612	$19,250	$14,956
5/31/2021	$14,039	$19,338	$15,421
6/30/2021	$13,761	$19,815	$15,328
7/31/2021	$13,430	$20,150	$14,779
8/31/2021	$13,601	$20,725	$15,175
9/30/2021	$13,451	$19,795	$14,871
10/31/2021	$13,932	$21,133	$15,438
11/30/2021	$13,580	$20,812	$14,910
12/31/2021	$14,308	$21,631	$15,519
1/31/2022	$13,542	$20,359	$14,614
2/28/2022	$14,078	$19,846	$14,856
3/31/2022	$14,059	$20,490	$15,146
4/30/2022	$13,178	$18,651	$13,971
5/31/2022	$13,504	$18,626	$14,239
6/30/2022	$12,048	$17,068	$12,832
7/31/2022	$13,159	$18,669	$14,075
8/31/2022	$12,622	$17,972	$13,630
9/30/2022	$11,358	$16,306	$12,241
10/31/2022	$12,795	$17,643	$13,782
11/30/2022	$13,408	$18,564	$14,203
12/31/2022	$12,405	$17,477	$13,271
1/31/2023	$13,608	$18,680	$14,537
2/28/2023	$13,261	$18,244	$14,202
3/31/2023	$12,358	$18,731	$13,184
4/30/2023	$12,150	$18,931	$12,855
5/31/2023	$11,618	$19,005	$12,602
6/30/2023	$12,520	$20,302	$13,603
7/31/2023	$13,353	$21,030	$14,630
8/31/2023	$12,705	$20,624	$13,926
9/30/2023	$12,011	$19,642	$13,201
10/31/2023	$11,062	$19,121	$12,413
11/30/2023	$11,965	$20,904	$13,531
12/31/2023	$13,430	$22,013	$15,215
1/31/2024	$12,813	$22,257	$14,524
2/29/2024	$13,169	$23,462	$14,999
3/31/2024	$13,881	$24,219	$15,656
4/30/2024	$12,979	$23,153	$14,658
5/31/2024	$13,809	$24,247	$15,344
6/30/2024	$13,572	$24,997	$15,085
7/31/2024	$15,138	$25,462	$16,924
8/31/2024	$15,091	$26,016	$16,606
9/30/2024	$15,091	$26,555	$16,617
10/31/2024	$14,925	$26,360	$16,357
11/30/2024	$16,182	$28,113	$17,935
12/31/2024	$15,063	$27,254	$16,440
1/31/2025	$15,213	$28,114	$16,778
2/28/2025	$14,492	$27,575	$16,136
3/31/2025	$13,680	$25,967	$15,167
4/30/2025	$13,169	$25,793	$14,558
5/31/2025	$13,830	$27,428	$15,170
6/30/2025	$14,371	$28,821	$15,920
7/31/2025	$14,582	$29,456	$16,202
8/31/2025	$15,664	$30,137	$17,574
9/30/2025	$15,784	$31,177	$17,927
10/31/2025	$15,574	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CA5	1 Year	5 Years	Since Inception 4/21/17
Class R	4.35%	12.13%	5.33%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171818
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class R4
Trading Symbol			TSLFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.10%

Expenses Paid, Amount			$ 113
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 4.73%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 2000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,079	$10,055	$10,284
12/31/2015	$9,515	$9,849	$9,742
1/31/2016	$8,895	$9,293	$9,088
2/29/2016	$8,950	$9,290	$9,150
3/31/2016	$9,542	$9,944	$9,908
4/30/2016	$9,538	$10,006	$10,118
5/31/2016	$9,709	$10,185	$10,303
6/30/2016	$9,611	$10,206	$10,335
7/31/2016	$10,049	$10,611	$10,892
8/31/2016	$10,100	$10,638	$11,163
9/30/2016	$10,135	$10,655	$11,251
10/31/2016	$9,790	$10,424	$10,881
11/30/2016	$10,740	$10,891	$12,325
12/31/2016	$11,346	$11,103	$12,834
1/31/2017	$11,229	$11,312	$12,743
2/28/2017	$11,355	$11,733	$12,927
3/31/2017	$11,247	$11,741	$12,818
4/30/2017	$11,457	$11,865	$12,868
5/31/2017	$11,134	$11,987	$12,467
6/30/2017	$11,557	$12,095	$12,904
7/31/2017	$11,618	$12,323	$12,985
8/31/2017	$11,346	$12,347	$12,666
10/31/2017	$12,123	$12,924	$13,581
11/30/2017	$12,426	$13,316	$13,974
12/31/2017	$12,304	$13,450	$13,840
1/31/2018	$12,703	$14,158	$14,011
2/28/2018	$11,831	$13,637	$13,310
3/31/2018	$11,810	$13,363	$13,475
4/30/2018	$11,768	$13,414	$13,709
5/31/2018	$12,451	$13,792	$14,506
6/30/2018	$12,377	$13,883	$14,594
7/31/2018	$12,514	$14,343	$14,852
8/31/2018	$12,944	$14,847	$15,205
9/30/2018	$12,472	$14,871	$14,828
10/31/2018	$11,275	$13,776	$13,500
11/30/2018	$11,485	$14,052	$13,718
12/31/2018	$9,972	$12,745	$12,060
1/31/2019	$11,355	$13,838	$13,379
2/28/2019	$11,762	$14,325	$13,899
3/31/2019	$11,192	$14,534	$13,498
4/30/2019	$11,797	$15,115	$14,009
5/31/2019	$10,588	$14,137	$12,865
6/30/2019	$11,355	$15,129	$13,684
7/31/2019	$11,402	$15,354	$13,706
8/31/2019	$10,635	$15,041	$12,941
9/30/2019	$11,425	$15,305	$13,605
10/31/2019	$11,564	$15,635	$13,935
11/30/2019	$11,750	$16,229	$14,261
12/31/2019	$12,040	$16,698	$14,761
1/31/2020	$11,350	$16,680	$13,964
2/29/2020	$10,346	$15,314	$12,607
3/31/2020	$7,430	$13,208	$9,497
4/30/2020	$8,482	$14,957	$10,668
5/31/2020	$8,894	$15,757	$10,975
6/30/2020	$9,124	$16,117	$11,292
7/31/2020	$9,475	$17,033	$11,525
8/31/2020	$9,947	$18,266	$12,146
9/30/2020	$9,402	$17,601	$11,581
10/31/2020	$9,959	$17,221	$11,995
11/30/2020	$11,834	$19,317	$14,311
12/31/2020	$12,737	$20,186	$15,445
1/31/2021	$13,136	$20,096	$16,257
2/28/2021	$14,262	$20,724	$17,785
3/31/2021	$15,170	$21,467	$18,714
4/30/2021	$15,449	$22,573	$19,092
5/31/2021	$15,945	$22,676	$19,687
6/30/2021	$15,618	$23,236	$19,567
7/31/2021	$15,243	$23,628	$18,867
8/31/2021	$15,449	$24,302	$19,372
9/30/2021	$15,267	$23,212	$18,984
10/31/2021	$15,824	$24,782	$19,708
11/30/2021	$15,437	$24,404	$19,035
12/31/2021	$16,258	$25,365	$19,811
1/31/2022	$15,387	$23,873	$18,656
2/28/2022	$15,997	$23,272	$18,965
3/31/2022	$15,975	$24,026	$19,336
4/30/2022	$14,974	$21,870	$17,835
5/31/2022	$15,366	$21,841	$18,177
6/30/2022	$13,712	$20,014	$16,382
7/31/2022	$14,974	$21,891	$17,968
8/31/2022	$14,365	$21,074	$17,400
9/30/2022	$12,928	$19,120	$15,626
10/31/2022	$14,582	$20,688	$17,594
11/30/2022	$15,279	$21,768	$18,131
12/31/2022	$14,145	$20,493	$16,942
1/31/2023	$15,490	$21,905	$18,558
2/28/2023	$15,121	$21,393	$18,130
3/31/2023	$14,092	$21,965	$16,830
4/30/2023	$13,854	$22,199	$16,411
5/31/2023	$13,247	$22,285	$16,088
6/30/2023	$14,276	$23,807	$17,366
7/31/2023	$15,253	$24,661	$18,676
8/31/2023	$14,488	$24,185	$17,778
9/30/2023	$13,722	$23,032	$16,852
10/31/2023	$12,640	$22,422	$15,847
11/30/2023	$13,670	$24,513	$17,273
12/31/2023	$15,327	$25,813	$19,423
1/31/2024	$14,649	$26,099	$18,541
2/29/2024	$15,056	$27,512	$19,147
3/31/2024	$15,843	$28,399	$19,986
4/30/2024	$14,839	$27,150	$18,713
5/31/2024	$15,788	$28,432	$19,588
6/30/2024	$15,517	$29,313	$19,258
7/31/2024	$17,307	$29,857	$21,605
8/31/2024	$17,253	$30,507	$21,199
9/30/2024	$17,253	$31,138	$21,213
10/31/2024	$17,090	$30,910	$20,881
11/30/2024	$18,555	$32,966	$22,895
12/31/2024	$17,242	$31,958	$20,987
1/31/2025	$17,449	$32,967	$21,419
2/28/2025	$16,619	$32,336	$20,599
3/31/2025	$15,684	$30,449	$19,362
4/30/2025	$15,095	$30,245	$18,585
5/31/2025	$15,857	$32,162	$19,366
6/30/2025	$16,515	$33,796	$20,324
7/31/2025	$16,757	$34,540	$20,683
8/31/2025	$18,003	$35,340	$22,435
9/30/2025	$18,142	$36,559	$22,886
10/31/2025	$17,900	$37,343	$22,943

Average Annual Return [Table Text Block]
I4CAE	1 Year	5 Years	10 Years
Class R4	4.73%	12.44%	5.99%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000172145
Shareholder Report [Line Items]
Fund Name			Transamerica Small Cap Value
Class Name			Class R6
Trading Symbol			TSLRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.89%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 4.77%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,169	$10,119	$10,080
6/30/2017	$9,893	$10,222	$9,766
7/31/2017	$10,276	$10,315	$10,108
8/31/2017	$10,330	$10,509	$10,172
9/30/2017	$10,089	$10,529	$9,922
10/31/2017	$10,793	$11,021	$10,638
11/30/2017	$11,052	$11,356	$10,946
12/31/2017	$10,947	$11,470	$10,842
1/31/2018	$11,311	$12,074	$10,975
2/28/2018	$10,538	$11,629	$10,426
3/31/2018	$10,519	$11,396	$10,555
4/30/2018	$10,482	$11,439	$10,738
5/31/2018	$11,087	$11,762	$11,363
6/30/2018	$11,022	$11,839	$11,432
7/31/2018	$11,143	$12,232	$11,634
8/31/2018	$11,525	$12,661	$11,911
9/30/2018	$11,106	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,249	$11,984	$10,746
12/31/2018	$8,903	$10,868	$9,447
1/31/2019	$10,133	$11,801	$10,480
2/28/2019	$10,505	$12,216	$10,888
3/31/2019	$9,999	$12,395	$10,574
4/30/2019	$10,536	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,143	$12,902	$10,719
7/31/2019	$10,185	$13,094	$10,736
8/31/2019	$9,513	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,340	$13,333	$10,916
11/30/2019	$10,505	$13,840	$11,171
12/31/2019	$10,778	$14,240	$11,562
1/31/2020	$10,152	$14,224	$10,939
2/29/2020	$9,258	$13,060	$9,876
3/31/2020	$6,650	$11,264	$7,439
4/30/2020	$7,587	$12,755	$8,357
5/31/2020	$7,954	$13,438	$8,597
6/30/2020	$8,159	$13,745	$8,846
7/31/2020	$8,482	$14,525	$9,028
8/31/2020	$8,913	$15,577	$9,514
9/30/2020	$8,428	$15,010	$9,072
10/31/2020	$8,924	$14,686	$9,396
11/30/2020	$10,605	$16,473	$11,210
12/31/2020	$11,421	$17,214	$12,098
1/31/2021	$11,778	$17,137	$12,735
2/28/2021	$12,793	$17,673	$13,931
3/31/2021	$13,615	$18,307	$14,659
4/30/2021	$13,863	$19,250	$14,956
5/31/2021	$14,306	$19,338	$15,421
6/30/2021	$14,025	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,874	$20,725	$15,175
9/30/2021	$13,723	$19,795	$14,871
10/31/2021	$14,220	$21,133	$15,438
11/30/2021	$13,874	$20,812	$14,910
12/31/2021	$14,606	$21,631	$15,519
1/31/2022	$13,828	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,373	$20,490	$15,146
4/30/2022	$13,478	$18,651	$13,971
5/31/2022	$13,828	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,478	$18,669	$14,075
8/31/2022	$12,933	$17,972	$13,630
9/30/2022	$11,650	$16,306	$12,241
10/31/2022	$13,128	$17,643	$13,782
11/30/2022	$13,770	$18,564	$14,203
12/31/2022	$12,746	$17,477	$13,271
1/31/2023	$13,974	$18,680	$14,537
2/28/2023	$13,643	$18,244	$14,202
3/31/2023	$12,699	$18,731	$13,184
4/30/2023	$12,487	$18,931	$12,855
5/31/2023	$11,967	$19,005	$12,602
6/30/2023	$12,888	$20,302	$13,603
7/31/2023	$13,761	$21,030	$14,630
8/31/2023	$13,077	$20,624	$13,926
9/30/2023	$12,392	$19,642	$13,201
10/31/2023	$11,401	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,857	$22,013	$15,215
1/31/2024	$13,225	$22,257	$14,524
2/29/2024	$13,614	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,395	$23,153	$14,658
5/31/2024	$14,271	$24,247	$15,344
6/30/2024	$14,027	$24,997	$15,085
7/31/2024	$15,656	$25,462	$16,924
8/31/2024	$15,608	$26,016	$16,606
9/30/2024	$15,608	$26,555	$16,617
10/31/2024	$15,462	$26,360	$16,357
11/30/2024	$16,775	$28,113	$17,935
12/31/2024	$15,610	$27,254	$16,440
1/31/2025	$15,765	$28,114	$16,778
2/28/2025	$15,020	$27,575	$16,136
3/31/2025	$14,183	$25,967	$15,167
4/30/2025	$13,655	$25,793	$14,558
5/31/2025	$14,369	$27,428	$15,170
6/30/2025	$14,927	$28,821	$15,920
7/31/2025	$15,145	$29,456	$16,202
8/31/2025	$16,293	$30,137	$17,574
9/30/2025	$16,417	$31,177	$17,927
10/31/2025	$16,200	$31,846	$17,972

Average Annual Return [Table Text Block]
I4CAB	1 Year	5 Years	Since Inception 4/21/17
Class R6	4.77%	12.67%	5.82%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 84,715,894
Holdings Count | Holding			159
Advisory Fees Paid, Amount			$ 548,083
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021260
Shareholder Report [Line Items]
Fund Name			Transamerica Small/Mid Cap Value
Class Name			Class A
Trading Symbol			IIVAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

Expenses Paid, Amount			$ 122
Expense Ratio, Percent			1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,708	$10,055	$10,168
12/31/2015	$9,275	$9,849	$9,703
1/31/2016	$8,597	$9,293	$9,108
2/29/2016	$8,550	$9,290	$9,206
3/31/2016	$9,370	$9,944	$10,026
4/30/2016	$9,465	$10,006	$10,220
5/31/2016	$9,682	$10,185	$10,401
6/30/2016	$9,551	$10,206	$10,464
7/31/2016	$9,981	$10,611	$10,940
8/31/2016	$10,151	$10,638	$11,038
9/30/2016	$10,163	$10,655	$11,110
10/31/2016	$9,894	$10,424	$10,778
11/30/2016	$10,912	$10,891	$11,811
12/31/2016	$11,199	$11,103	$12,148
1/31/2017	$11,358	$11,312	$12,214
2/28/2017	$11,691	$11,733	$12,442
3/31/2017	$11,741	$11,741	$12,345
4/30/2017	$11,812	$11,865	$12,332
5/31/2017	$11,804	$11,987	$12,065
6/30/2017	$11,988	$12,095	$12,385
7/31/2017	$12,188	$12,323	$12,481
8/31/2017	$11,867	$12,347	$12,265
9/30/2017	$12,217	$12,648	$12,859
10/31/2017	$12,292	$12,924	$12,930
11/30/2017	$12,839	$13,316	$13,353
12/31/2017	$12,895	$13,450	$13,406
1/31/2018	$13,164	$14,158	$13,575
2/28/2018	$12,654	$13,637	$12,909
3/31/2018	$12,725	$13,363	$13,051
4/30/2018	$12,687	$13,414	$13,192
5/31/2018	$12,923	$13,792	$13,735
6/30/2018	$13,150	$13,883	$13,808
7/31/2018	$13,471	$14,343	$14,082
8/31/2018	$13,754	$14,847	$14,402
9/30/2018	$13,556	$14,871	$14,177
10/31/2018	$12,569	$13,776	$12,965
11/30/2018	$12,791	$14,052	$13,210
12/31/2018	$11,385	$12,745	$11,749
1/31/2019	$12,565	$13,838	$13,062
2/28/2019	$12,964	$14,325	$13,470
3/31/2019	$12,858	$14,534	$13,291
4/30/2019	$13,363	$15,115	$13,757
5/31/2019	$12,454	$14,137	$12,719
6/30/2019	$13,251	$15,129	$13,542
7/31/2019	$13,373	$15,354	$13,630
8/31/2019	$12,730	$15,041	$12,966
9/30/2019	$13,373	$15,305	$13,560
10/31/2019	$13,528	$15,635	$13,755
11/30/2019	$13,830	$16,229	$14,093
12/31/2019	$14,187	$16,698	$14,518
1/31/2020	$13,798	$16,680	$13,989
2/29/2020	$12,416	$15,314	$12,640
3/31/2020	$9,455	$13,208	$9,489
4/30/2020	$10,678	$14,957	$10,744
5/31/2020	$11,204	$15,757	$11,234
6/30/2020	$11,314	$16,117	$11,443
7/31/2020	$11,648	$17,033	$11,787
8/31/2020	$12,093	$18,266	$12,323
9/30/2020	$11,676	$17,601	$11,849
10/31/2020	$11,944	$17,221	$12,116
11/30/2020	$13,809	$19,317	$14,236
12/31/2020	$14,649	$20,186	$15,226
1/31/2021	$14,764	$20,096	$15,563
2/28/2021	$15,900	$20,724	$16,948
3/31/2021	$16,908	$21,467	$17,789
4/30/2021	$17,608	$22,573	$18,552
5/31/2021	$18,005	$22,676	$18,929
6/30/2021	$17,707	$23,236	$18,679
7/31/2021	$17,547	$23,628	$18,405
8/31/2021	$17,928	$24,302	$18,794
9/30/2021	$17,426	$23,212	$18,292
10/31/2021	$18,038	$24,782	$19,161
11/30/2021	$17,553	$24,404	$18,494
12/31/2021	$18,631	$25,365	$19,456
1/31/2022	$18,128	$23,873	$18,467
2/28/2022	$18,208	$23,272	$18,769
3/31/2022	$18,465	$24,026	$19,164
4/30/2022	$17,508	$21,870	$17,865
5/31/2022	$18,244	$21,841	$18,207
6/30/2022	$16,546	$20,014	$16,215
7/31/2022	$17,778	$21,891	$17,784
8/31/2022	$17,141	$21,074	$17,226
9/30/2022	$15,460	$19,120	$15,484
10/31/2022	$17,006	$20,688	$17,119
11/30/2022	$17,883	$21,768	$17,979
12/31/2022	$17,046	$20,493	$16,910
1/31/2023	$18,372	$21,905	$18,600
2/28/2023	$17,841	$21,393	$18,074
3/31/2023	$17,208	$21,965	$17,146
4/30/2023	$17,127	$22,199	$16,918
5/31/2023	$16,522	$22,285	$16,435
6/30/2023	$17,773	$23,807	$17,896
7/31/2023	$18,628	$24,661	$18,945
8/31/2023	$18,291	$24,185	$18,216
9/30/2023	$17,551	$23,032	$17,241
10/31/2023	$16,784	$22,422	$16,273
11/30/2023	$17,854	$24,513	$17,750
12/31/2023	$19,085	$25,813	$19,613
1/31/2024	$18,859	$26,099	$19,063
2/29/2024	$19,502	$27,512	$19,827
3/31/2024	$20,476	$28,399	$20,804
4/30/2024	$19,424	$27,150	$19,496
5/31/2024	$19,989	$28,432	$20,317
6/30/2024	$19,473	$29,313	$19,908
7/31/2024	$21,132	$29,857	$21,520
8/31/2024	$21,019	$30,507	$21,519
9/30/2024	$21,012	$31,138	$21,824
10/31/2024	$20,737	$30,910	$21,549
11/30/2024	$22,177	$32,966	$23,451
12/31/2024	$20,719	$31,958	$21,767
1/31/2025	$21,236	$32,967	$22,508
2/28/2025	$20,799	$32,336	$21,676
3/31/2025	$20,210	$30,449	$20,498
4/30/2025	$19,565	$30,245	$19,905
5/31/2025	$20,186	$32,162	$21,041
6/30/2025	$20,862	$33,796	$21,992
7/31/2025	$21,014	$34,540	$22,374
8/31/2025	$22,255	$35,340	$23,548
9/30/2025	$22,200	$36,559	$23,790
10/31/2025	$21,786	$37,343	$23,728

Average Annual Return [Table Text Block]
I9DK1	1 Year	5 Years	10 Years
Class A with Load	(0.72%)	11.50%	8.10%
Class A	5.06%	12.77%	8.71%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 625,909,107
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 4,878,054
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021262
Shareholder Report [Line Items]
Fund Name			Transamerica Small/Mid Cap Value
Class Name			Class C
Trading Symbol			IIVLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.95%

Expenses Paid, Amount			$ 199
Expense Ratio, Percent			1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.23%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,270	$10,055	$10,168
12/31/2015	$9,809	$9,849	$9,703
1/31/2016	$9,084	$9,293	$9,108
2/29/2016	$9,028	$9,290	$9,206
3/31/2016	$9,893	$9,944	$10,026
4/30/2016	$9,986	$10,006	$10,220
5/31/2016	$10,209	$10,185	$10,401
6/30/2016	$10,065	$10,206	$10,464
7/31/2016	$10,511	$10,611	$10,940
8/31/2016	$10,683	$10,638	$11,038
9/30/2016	$10,692	$10,655	$11,110
10/31/2016	$10,399	$10,424	$10,778
11/30/2016	$11,464	$10,891	$11,811
12/31/2016	$11,762	$11,103	$12,148
1/31/2017	$11,920	$11,312	$12,214
2/28/2017	$12,259	$11,733	$12,442
3/31/2017	$12,309	$11,741	$12,345
4/30/2017	$12,378	$11,865	$12,332
5/31/2017	$12,363	$11,987	$12,065
6/30/2017	$12,545	$12,095	$12,385
7/31/2017	$12,747	$12,323	$12,481
8/31/2017	$12,407	$12,347	$12,265
9/30/2017	$12,762	$12,648	$12,859
10/31/2017	$12,835	$12,924	$12,930
11/30/2017	$13,397	$13,316	$13,353
12/31/2017	$13,448	$13,450	$13,406
1/31/2018	$13,725	$14,158	$13,575
2/28/2018	$13,182	$13,637	$12,909
3/31/2018	$13,250	$13,363	$13,051
4/30/2018	$13,199	$13,414	$13,192
5/31/2018	$13,442	$13,792	$13,735
6/30/2018	$13,668	$13,883	$13,808
7/31/2018	$13,996	$14,343	$14,082
8/31/2018	$14,285	$14,847	$14,402
9/30/2018	$14,070	$14,871	$14,177
10/31/2018	$13,040	$13,776	$12,965
11/30/2018	$13,261	$14,052	$13,210
12/31/2018	$11,794	$12,745	$11,749
1/31/2019	$13,012	$13,838	$13,062
2/28/2019	$13,418	$14,325	$13,470
3/31/2019	$13,295	$14,534	$13,291
4/30/2019	$13,811	$15,115	$13,757
5/31/2019	$12,863	$14,137	$12,719
6/30/2019	$13,675	$15,129	$13,542
7/31/2019	$13,798	$15,354	$13,630
8/31/2019	$13,128	$15,041	$12,966
9/30/2019	$13,785	$15,305	$13,560
10/31/2019	$13,933	$15,635	$13,755
11/30/2019	$14,236	$16,229	$14,093
12/31/2019	$14,593	$16,698	$14,518
1/31/2020	$14,188	$16,680	$13,989
2/29/2020	$12,758	$15,314	$12,640
3/31/2020	$9,713	$13,208	$9,489
4/30/2020	$10,956	$14,957	$10,744
5/31/2020	$11,488	$15,757	$11,234
6/30/2020	$11,601	$16,117	$11,443
7/31/2020	$11,934	$17,033	$11,787
8/31/2020	$12,379	$18,266	$12,323
9/30/2020	$11,947	$17,601	$11,849
10/31/2020	$12,213	$17,221	$12,116
11/30/2020	$14,114	$19,317	$14,236
12/31/2020	$14,965	$20,186	$15,226
1/31/2021	$15,072	$20,096	$15,563
2/28/2021	$16,222	$20,724	$16,948
3/31/2021	$17,239	$21,467	$17,789
4/30/2021	$17,944	$22,573	$18,552
5/31/2021	$18,336	$22,676	$18,929
6/30/2021	$18,024	$23,236	$18,679
7/31/2021	$17,851	$23,628	$18,405
8/31/2021	$18,223	$24,302	$18,794
9/30/2021	$17,705	$23,212	$18,292
10/31/2021	$18,316	$24,782	$19,161
11/30/2021	$17,811	$24,404	$18,494
12/31/2021	$18,899	$25,365	$19,456
1/31/2022	$18,370	$23,873	$18,467
2/28/2022	$18,446	$23,272	$18,769
3/31/2022	$18,688	$24,026	$19,164
4/30/2022	$17,713	$21,870	$17,865
5/31/2022	$18,446	$21,841	$18,207
6/30/2022	$16,716	$20,014	$16,215
7/31/2022	$17,947	$21,891	$17,784
8/31/2022	$17,290	$21,074	$17,226
9/30/2022	$15,591	$19,120	$15,484
10/31/2022	$17,139	$20,688	$17,119
11/30/2022	$18,015	$21,768	$17,979
12/31/2022	$17,158	$20,493	$16,910
1/31/2023	$18,478	$21,905	$18,600
2/28/2023	$17,932	$21,393	$18,074
3/31/2023	$17,285	$21,965	$17,146
4/30/2023	$17,200	$22,199	$16,918
5/31/2023	$16,578	$22,285	$16,435
6/30/2023	$17,823	$23,807	$17,896
7/31/2023	$18,663	$24,661	$18,945
8/31/2023	$18,319	$24,185	$18,216
9/30/2023	$17,570	$23,032	$17,241
10/31/2023	$16,789	$22,422	$16,273
11/30/2023	$17,848	$24,513	$17,750
12/31/2023	$19,072	$25,813	$19,613
1/31/2024	$18,833	$26,099	$19,063
2/29/2024	$19,453	$27,512	$19,827
3/31/2024	$20,418	$28,399	$20,804
4/30/2024	$19,355	$27,150	$19,496
5/31/2024	$19,904	$28,432	$20,317
6/30/2024	$19,382	$29,313	$19,908
7/31/2024	$21,020	$29,857	$21,520
8/31/2024	$20,896	$30,507	$21,519
9/30/2024	$20,878	$31,138	$21,824
10/31/2024	$20,595	$30,910	$21,549
11/30/2024	$22,012	$32,966	$23,451
12/31/2024	$20,545	$31,958	$21,767
1/31/2025	$21,047	$32,967	$22,508
2/28/2025	$20,597	$32,336	$21,676
3/31/2025	$20,003	$30,449	$20,498
4/30/2025	$19,358	$30,245	$19,905
5/31/2025	$19,952	$32,162	$21,041
6/30/2025	$20,607	$33,796	$21,992
7/31/2025	$20,750	$34,540	$22,374
8/31/2025	$21,958	$35,340	$23,548
9/30/2025	$21,887	$36,559	$23,790
10/31/2025	$21,467	$37,343	$23,728

Average Annual Return [Table Text Block]
I9DK3	1 Year	5 Years	10 Years
Class C with Load	3.33%	11.94%	7.94%
Class C	4.23%	11.94%	7.94%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 625,909,107
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 4,878,054
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081833
Shareholder Report [Line Items]
Fund Name			Transamerica Small/Mid Cap Value
Class Name			Class I
Trading Symbol			TSVIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.91%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.34%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,275	$10,055	$10,168
12/31/2015	$9,819	$9,849	$9,703
1/31/2016	$9,103	$9,293	$9,108
2/29/2016	$9,058	$9,290	$9,206
3/31/2016	$9,933	$9,944	$10,026
4/30/2016	$10,034	$10,006	$10,220
5/31/2016	$10,266	$10,185	$10,401
6/30/2016	$10,132	$10,206	$10,464
7/31/2016	$10,587	$10,611	$10,940
8/31/2016	$10,774	$10,638	$11,038
9/30/2016	$10,790	$10,655	$11,110
10/31/2016	$10,506	$10,424	$10,778
11/30/2016	$11,591	$10,891	$11,811
12/31/2016	$11,901	$11,103	$12,148
1/31/2017	$12,074	$11,312	$12,214
2/28/2017	$12,427	$11,733	$12,442
3/31/2017	$12,487	$11,741	$12,345
4/30/2017	$12,565	$11,865	$12,332
5/31/2017	$12,561	$11,987	$12,065
6/30/2017	$12,759	$12,095	$12,385
7/31/2017	$12,974	$12,323	$12,481
8/31/2017	$12,638	$12,347	$12,265
9/30/2017	$13,013	$12,648	$12,859
10/31/2017	$13,099	$12,924	$12,930
11/30/2017	$13,681	$13,316	$13,353
12/31/2017	$13,747	$13,450	$13,406
1/31/2018	$14,040	$14,158	$13,575
2/28/2018	$13,498	$13,637	$12,909
3/31/2018	$13,576	$13,363	$13,051
4/30/2018	$13,542	$13,414	$13,192
5/31/2018	$13,796	$13,792	$13,735
6/30/2018	$14,040	$13,883	$13,808
7/31/2018	$14,391	$14,343	$14,082
8/31/2018	$14,698	$14,847	$14,402
9/30/2018	$14,488	$14,871	$14,177
10/31/2018	$13,440	$13,776	$12,965
11/30/2018	$13,679	$14,052	$13,210
12/31/2018	$12,181	$12,745	$11,749
1/31/2019	$13,448	$13,838	$13,062
2/28/2019	$13,882	$14,325	$13,470
3/31/2019	$13,767	$14,534	$13,291
4/30/2019	$14,315	$15,115	$13,757
5/31/2019	$13,344	$14,137	$12,719
6/30/2019	$14,200	$15,129	$13,542
7/31/2019	$14,337	$15,354	$13,630
8/31/2019	$13,651	$15,041	$12,966
9/30/2019	$14,348	$15,305	$13,560
10/31/2019	$14,518	$15,635	$13,755
11/30/2019	$14,842	$16,229	$14,093
12/31/2019	$15,232	$16,698	$14,518
1/31/2020	$14,818	$16,680	$13,989
2/29/2020	$13,343	$15,314	$12,640
3/31/2020	$10,161	$13,208	$9,489
4/30/2020	$11,477	$14,957	$10,744
5/31/2020	$12,044	$15,757	$11,234
6/30/2020	$12,175	$16,117	$11,443
7/31/2020	$12,538	$17,033	$11,787
8/31/2020	$13,014	$18,266	$12,323
9/30/2020	$12,572	$17,601	$11,849
10/31/2020	$12,861	$17,221	$12,116
11/30/2020	$14,881	$19,317	$14,236
12/31/2020	$15,787	$20,186	$15,226
1/31/2021	$15,912	$20,096	$15,563
2/28/2021	$17,142	$20,724	$16,948
3/31/2021	$18,234	$21,467	$17,789
4/30/2021	$18,994	$22,573	$18,552
5/31/2021	$19,423	$22,676	$18,929
6/30/2021	$19,114	$23,236	$18,679
7/31/2021	$18,948	$23,628	$18,405
8/31/2021	$19,360	$24,302	$18,794
9/30/2021	$18,823	$23,212	$18,292
10/31/2021	$19,486	$24,782	$19,161
11/30/2021	$18,971	$24,404	$18,494
12/31/2021	$20,141	$25,365	$19,456
1/31/2022	$19,601	$23,873	$18,467
2/28/2022	$19,690	$23,272	$18,769
3/31/2022	$19,969	$24,026	$19,164
4/30/2022	$18,959	$21,870	$17,865
5/31/2022	$19,760	$21,841	$18,207
6/30/2022	$17,917	$20,014	$16,215
7/31/2022	$19,258	$21,891	$17,784
8/31/2022	$18,572	$21,074	$17,226
9/30/2022	$16,754	$19,120	$15,484
10/31/2022	$18,442	$20,688	$17,119
11/30/2022	$19,396	$21,768	$17,979
12/31/2022	$18,492	$20,493	$16,910
1/31/2023	$19,935	$21,905	$18,600
2/28/2023	$19,356	$21,393	$18,074
3/31/2023	$18,680	$21,965	$17,146
4/30/2023	$18,597	$22,199	$16,918
5/31/2023	$17,948	$22,285	$16,435
6/30/2023	$19,307	$23,807	$17,896
7/31/2023	$20,241	$24,661	$18,945
8/31/2023	$19,879	$24,185	$18,216
9/30/2023	$19,084	$23,032	$17,241
10/31/2023	$18,248	$22,422	$16,273
11/30/2023	$19,419	$24,513	$17,750
12/31/2023	$20,763	$25,813	$19,613
1/31/2024	$20,529	$26,099	$19,063
2/29/2024	$21,224	$27,512	$19,827
3/31/2024	$22,292	$28,399	$20,804
4/30/2024	$21,151	$27,150	$19,496
5/31/2024	$21,765	$28,432	$20,317
6/30/2024	$21,216	$29,313	$19,908
7/31/2024	$23,030	$29,857	$21,520
8/31/2024	$22,913	$30,507	$21,519
9/30/2024	$22,913	$31,138	$21,824
10/31/2024	$22,621	$30,910	$21,549
11/30/2024	$24,193	$32,966	$23,451
12/31/2024	$22,604	$31,958	$21,767
1/31/2025	$23,171	$32,967	$22,508
2/28/2025	$22,702	$32,336	$21,676
3/31/2025	$22,069	$30,449	$20,498
4/30/2025	$21,371	$30,245	$19,905
5/31/2025	$22,053	$32,162	$21,041
6/30/2025	$22,793	$33,796	$21,992
7/31/2025	$22,965	$34,540	$22,374
8/31/2025	$24,330	$35,340	$23,548
9/30/2025	$24,280	$36,559	$23,790
10/31/2025	$23,828	$37,343	$23,728

Average Annual Return [Table Text Block]
I9DK8	1 Year	5 Years	10 Years
Class I	5.34%	13.13%	9.07%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 625,909,107
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 4,878,054
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021263
Shareholder Report [Line Items]
Fund Name			Transamerica Small/Mid Cap Value
Class Name			Class I2
Trading Symbol			TSMVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$83	0.81%

Expenses Paid, Amount			$ 83
Expense Ratio, Percent			0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,278	$10,055	$10,168
12/31/2015	$9,827	$9,849	$9,703
1/31/2016	$9,107	$9,293	$9,108
2/29/2016	$9,063	$9,290	$9,206
3/31/2016	$9,937	$9,944	$10,026
4/30/2016	$10,042	$10,006	$10,220
5/31/2016	$10,274	$10,185	$10,401
6/30/2016	$10,140	$10,206	$10,464
7/31/2016	$10,599	$10,611	$10,940
8/31/2016	$10,786	$10,638	$11,038
9/30/2016	$10,802	$10,655	$11,110
10/31/2016	$10,518	$10,424	$10,778
11/30/2016	$11,607	$10,891	$11,811
12/31/2016	$11,919	$11,103	$12,148
1/31/2017	$12,091	$11,312	$12,214
2/28/2017	$12,449	$11,733	$12,442
3/31/2017	$12,509	$11,741	$12,345
4/30/2017	$12,587	$11,865	$12,332
5/31/2017	$12,583	$11,987	$12,065
6/30/2017	$12,781	$12,095	$12,385
7/31/2017	$13,001	$12,323	$12,481
8/31/2017	$12,665	$12,347	$12,265
9/30/2017	$13,040	$12,648	$12,859
10/31/2017	$13,126	$12,924	$12,930
11/30/2017	$13,712	$13,316	$13,353
12/31/2017	$13,781	$13,450	$13,406
1/31/2018	$14,074	$14,158	$13,575
2/28/2018	$13,532	$13,637	$12,909
3/31/2018	$13,615	$13,363	$13,051
4/30/2018	$13,576	$13,414	$13,192
5/31/2018	$13,834	$13,792	$13,735
6/30/2018	$14,083	$13,883	$13,808
7/31/2018	$14,435	$14,343	$14,082
8/31/2018	$14,742	$14,847	$14,402
9/30/2018	$14,537	$14,871	$14,177
10/31/2018	$13,483	$13,776	$12,965
11/30/2018	$13,727	$14,052	$13,210
12/31/2018	$12,221	$12,745	$11,749
1/31/2019	$13,491	$13,838	$13,062
2/28/2019	$13,931	$14,325	$13,470
3/31/2019	$13,816	$14,534	$13,291
4/30/2019	$14,371	$15,115	$13,757
5/31/2019	$13,398	$14,137	$12,719
6/30/2019	$14,255	$15,129	$13,542
7/31/2019	$14,393	$15,354	$13,630
8/31/2019	$13,706	$15,041	$12,966
9/30/2019	$14,404	$15,305	$13,560
10/31/2019	$14,580	$15,635	$13,755
11/30/2019	$14,904	$16,229	$14,093
12/31/2019	$15,299	$16,698	$14,518
1/31/2020	$14,883	$16,680	$13,989
2/29/2020	$13,404	$15,314	$12,640
3/31/2020	$10,212	$13,208	$9,489
4/30/2020	$11,532	$14,957	$10,744
5/31/2020	$12,107	$15,757	$11,234
6/30/2020	$12,232	$16,117	$11,443
7/31/2020	$12,596	$17,033	$11,787
8/31/2020	$13,080	$18,266	$12,323
9/30/2020	$12,636	$17,601	$11,849
10/31/2020	$12,932	$17,221	$12,116
11/30/2020	$14,957	$19,317	$14,236
12/31/2020	$15,876	$20,186	$15,226
1/31/2021	$16,013	$20,096	$15,563
2/28/2021	$17,247	$20,724	$16,948
3/31/2021	$18,344	$21,467	$17,789
4/30/2021	$19,107	$22,573	$18,552
5/31/2021	$19,543	$22,676	$18,929
6/30/2021	$19,233	$23,236	$18,679
7/31/2021	$19,067	$23,628	$18,405
8/31/2021	$19,486	$24,302	$18,794
9/30/2021	$18,946	$23,212	$18,292
10/31/2021	$19,618	$24,782	$19,161
11/30/2021	$19,096	$24,404	$18,494
12/31/2021	$20,277	$25,365	$19,456
1/31/2022	$19,735	$23,873	$18,467
2/28/2022	$19,824	$23,272	$18,769
3/31/2022	$20,112	$24,026	$19,164
4/30/2022	$19,078	$21,870	$17,865
5/31/2022	$19,888	$21,841	$18,207
6/30/2022	$18,037	$20,014	$16,215
7/31/2022	$19,390	$21,891	$17,784
8/31/2022	$18,695	$21,074	$17,226
9/30/2022	$16,869	$19,120	$15,484
10/31/2022	$18,567	$20,688	$17,119
11/30/2022	$19,531	$21,768	$17,979
12/31/2022	$18,617	$20,493	$16,910
1/31/2023	$20,074	$21,905	$18,600
2/28/2023	$19,500	$21,393	$18,074
3/31/2023	$18,814	$21,965	$17,146
4/30/2023	$18,736	$22,199	$16,918
5/31/2023	$18,078	$22,285	$16,435
6/30/2023	$19,458	$23,807	$17,896
7/31/2023	$20,396	$24,661	$18,945
8/31/2023	$20,032	$24,185	$18,216
9/30/2023	$19,234	$23,032	$17,241
10/31/2023	$18,393	$22,422	$16,273
11/30/2023	$19,570	$24,513	$17,750
12/31/2023	$20,934	$25,813	$19,613
1/31/2024	$20,691	$26,099	$19,063
2/29/2024	$21,397	$27,512	$19,827
3/31/2024	$22,470	$28,399	$20,804
4/30/2024	$21,331	$27,150	$19,496
5/31/2024	$21,948	$28,432	$20,317
6/30/2024	$21,397	$29,313	$19,908
7/31/2024	$23,228	$29,857	$21,520
8/31/2024	$23,110	$30,507	$21,519
9/30/2024	$23,110	$31,138	$21,824
10/31/2024	$22,816	$30,910	$21,549
11/30/2024	$24,404	$32,966	$23,451
12/31/2024	$22,807	$31,958	$21,767
1/31/2025	$23,386	$32,967	$22,508
2/28/2025	$22,915	$32,336	$21,676
3/31/2025	$22,270	$30,449	$20,498
4/30/2025	$21,567	$30,245	$19,905
5/31/2025	$22,253	$32,162	$21,041
6/30/2025	$23,014	$33,796	$21,992
7/31/2025	$23,187	$34,540	$22,374
8/31/2025	$24,568	$35,340	$23,548
9/30/2025	$24,511	$36,559	$23,790
10/31/2025	$24,064	$37,343	$23,728

Average Annual Return [Table Text Block]
I9DK4	1 Year	5 Years	10 Years
Class I2	5.47%	13.22%	9.18%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 625,909,107
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 4,878,054
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156749
Shareholder Report [Line Items]
Fund Name			Transamerica Small/Mid Cap Value
Class Name			Class R6
Trading Symbol			TASMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.81%

Expenses Paid, Amount			$ 83
Expense Ratio, Percent			0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,278	$10,055	$10,168
12/31/2015	$9,822	$9,849	$9,703
1/31/2016	$9,109	$9,293	$9,108
2/29/2016	$9,064	$9,290	$9,206
3/31/2016	$9,939	$9,944	$10,026
4/30/2016	$10,040	$10,006	$10,220
5/31/2016	$10,275	$10,185	$10,401
6/30/2016	$10,142	$10,206	$10,464
7/31/2016	$10,599	$10,611	$10,940
8/31/2016	$10,786	$10,638	$11,038
9/30/2016	$10,806	$10,655	$11,110
10/31/2016	$10,518	$10,424	$10,778
11/30/2016	$11,608	$10,891	$11,811
12/31/2016	$11,919	$11,103	$12,148
1/31/2017	$12,091	$11,312	$12,214
2/28/2017	$12,448	$11,733	$12,442
3/31/2017	$12,508	$11,741	$12,345
4/30/2017	$12,589	$11,865	$12,332
5/31/2017	$12,585	$11,987	$12,065
6/30/2017	$12,783	$12,095	$12,385
7/31/2017	$13,002	$12,323	$12,481
8/31/2017	$12,667	$12,347	$12,265
9/30/2017	$13,045	$12,648	$12,859
10/31/2017	$13,126	$12,924	$12,930
11/30/2017	$13,715	$13,316	$13,353
12/31/2017	$13,778	$13,450	$13,406
1/31/2018	$14,075	$14,158	$13,575
2/28/2018	$13,535	$13,637	$12,909
3/31/2018	$13,613	$13,363	$13,051
4/30/2018	$13,579	$13,414	$13,192
5/31/2018	$13,837	$13,792	$13,735
6/30/2018	$14,085	$13,883	$13,808
7/31/2018	$14,435	$14,343	$14,082
8/31/2018	$14,746	$14,847	$14,402
9/30/2018	$14,537	$14,871	$14,177
10/31/2018	$13,487	$13,776	$12,965
11/30/2018	$13,725	$14,052	$13,210
12/31/2018	$12,221	$12,745	$11,749
1/31/2019	$13,497	$13,838	$13,062
2/28/2019	$13,929	$14,325	$13,470
3/31/2019	$13,814	$14,534	$13,291
4/30/2019	$14,372	$15,115	$13,757
5/31/2019	$13,398	$14,137	$12,719
6/30/2019	$14,257	$15,129	$13,542
7/31/2019	$14,394	$15,354	$13,630
8/31/2019	$13,710	$15,041	$12,966
9/30/2019	$14,405	$15,305	$13,560
10/31/2019	$14,580	$15,635	$13,755
11/30/2019	$14,909	$16,229	$14,093
12/31/2019	$15,296	$16,698	$14,518
1/31/2020	$14,883	$16,680	$13,989
2/29/2020	$13,399	$15,314	$12,640
3/31/2020	$10,211	$13,208	$9,489
4/30/2020	$11,536	$14,957	$10,744
5/31/2020	$12,108	$15,757	$11,234
6/30/2020	$12,232	$16,117	$11,443
7/31/2020	$12,601	$17,033	$11,787
8/31/2020	$13,082	$18,266	$12,323
9/30/2020	$12,635	$17,601	$11,849
10/31/2020	$12,929	$17,221	$12,116
11/30/2020	$14,956	$19,317	$14,236
12/31/2020	$15,876	$20,186	$15,226
1/31/2021	$16,002	$20,096	$15,563
2/28/2021	$17,242	$20,724	$16,948
3/31/2021	$18,339	$21,467	$17,789
4/30/2021	$19,104	$22,573	$18,552
5/31/2021	$19,538	$22,676	$18,929
6/30/2021	$19,224	$23,236	$18,679
7/31/2021	$19,058	$23,628	$18,405
8/31/2021	$19,481	$24,302	$18,794
9/30/2021	$18,938	$23,212	$18,292
10/31/2021	$19,613	$24,782	$19,161
11/30/2021	$19,093	$24,404	$18,494
12/31/2021	$20,269	$25,365	$19,456
1/31/2022	$19,729	$23,873	$18,467
2/28/2022	$19,818	$23,272	$18,769
3/31/2022	$20,104	$24,026	$19,164
4/30/2022	$19,075	$21,870	$17,865
5/31/2022	$19,882	$21,841	$18,207
6/30/2022	$18,034	$20,014	$16,215
7/31/2022	$19,380	$21,891	$17,784
8/31/2022	$18,688	$21,074	$17,226
9/30/2022	$16,866	$19,120	$15,484
10/31/2022	$18,561	$20,688	$17,119
11/30/2022	$19,520	$21,768	$17,979
12/31/2022	$18,611	$20,493	$16,910
1/31/2023	$20,067	$21,905	$18,600
2/28/2023	$19,489	$21,393	$18,074
3/31/2023	$18,806	$21,965	$17,146
4/30/2023	$18,730	$22,199	$16,918
5/31/2023	$18,075	$22,285	$16,435
6/30/2023	$19,447	$23,807	$17,896
7/31/2023	$20,387	$24,661	$18,945
8/31/2023	$20,032	$24,185	$18,216
9/30/2023	$19,224	$23,032	$17,241
10/31/2023	$18,389	$22,422	$16,273
11/30/2023	$19,565	$24,513	$17,750
12/31/2023	$20,921	$25,813	$19,613
1/31/2024	$20,687	$26,099	$19,063
2/29/2024	$21,389	$27,512	$19,827
3/31/2024	$22,464	$28,399	$20,804
4/30/2024	$21,323	$27,150	$19,496
5/31/2024	$21,945	$28,432	$20,317
6/30/2024	$21,389	$29,313	$19,908
7/31/2024	$23,216	$29,857	$21,520
8/31/2024	$23,100	$30,507	$21,519
9/30/2024	$23,107	$31,138	$21,824
10/31/2024	$22,807	$30,910	$21,549
11/30/2024	$24,401	$32,966	$23,451
12/31/2024	$22,798	$31,958	$21,767
1/31/2025	$23,373	$32,967	$22,508
2/28/2025	$22,905	$32,336	$21,676
3/31/2025	$22,264	$30,449	$20,498
4/30/2025	$21,566	$30,245	$19,905
5/31/2025	$22,248	$32,162	$21,041
6/30/2025	$23,003	$33,796	$21,992
7/31/2025	$23,176	$34,540	$22,374
8/31/2025	$24,556	$35,340	$23,548
9/30/2025	$24,507	$36,559	$23,790
10/31/2025	$24,055	$37,343	$23,728

Average Annual Return [Table Text Block]
I9DKB	1 Year	5 Years	10 Years
Class R6	5.47%	13.22%	9.17%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 625,909,107
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 4,878,054
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000149082
Shareholder Report [Line Items]
Fund Name			Transamerica Strategic Income
Class Name			Class A
Trading Symbol			TUNAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 102
Expense Ratio, Percent	[9]		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 6.69%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/1/2020	$9,525	$10,000	$10,000
10/31/2020	$9,618	$9,955	$9,964
11/30/2020	$9,946	$10,053	$10,094
12/31/2020	$10,079	$10,067	$10,129
1/31/2021	$10,105	$9,995	$10,065
2/28/2021	$10,162	$9,850	$9,936
3/31/2021	$10,158	$9,727	$9,820
4/30/2021	$10,213	$9,804	$9,903
5/31/2021	$10,249	$9,836	$9,940
6/30/2021	$10,296	$9,905	$10,013
7/31/2021	$10,284	$10,016	$10,113
8/31/2021	$10,333	$9,997	$10,107
9/30/2021	$10,328	$9,910	$10,020
10/31/2021	$10,303	$9,908	$10,012
11/30/2021	$10,199	$9,937	$10,024
12/31/2021	$10,283	$9,912	$10,017
1/31/2022	$10,201	$9,698	$9,798
2/28/2022	$10,052	$9,590	$9,664
3/31/2022	$10,018	$9,323	$9,405
4/30/2022	$9,890	$8,970	$9,054
5/31/2022	$9,826	$9,027	$9,104
6/30/2022	$9,590	$8,886	$8,922
7/31/2022	$9,691	$9,103	$9,146
8/31/2022	$9,665	$8,846	$8,909
9/30/2022	$9,432	$8,464	$8,525
10/31/2022	$9,392	$8,354	$8,431
11/30/2022	$9,572	$8,661	$8,746
12/31/2022	$9,593	$8,622	$8,716
1/31/2023	$9,759	$8,887	$8,986
2/28/2023	$9,695	$8,658	$8,765
3/31/2023	$9,717	$8,878	$8,971
4/30/2023	$9,750	$8,931	$9,026
5/31/2023	$9,677	$8,834	$8,932
6/30/2023	$9,759	$8,803	$8,918
7/31/2023	$9,857	$8,796	$8,927
8/31/2023	$9,821	$8,740	$8,874
9/30/2023	$9,726	$8,518	$8,662
10/31/2023	$9,645	$8,384	$8,532
11/30/2023	$9,948	$8,763	$8,916
12/31/2023	$10,221	$9,099	$9,254
1/31/2024	$10,243	$9,074	$9,232
2/29/2024	$10,247	$8,946	$9,121
3/31/2024	$10,349	$9,028	$9,211
4/30/2024	$10,230	$8,800	$8,995
5/31/2024	$10,375	$8,949	$9,145
6/30/2024	$10,431	$9,034	$9,228
7/31/2024	$10,621	$9,245	$9,438
8/31/2024	$10,750	$9,378	$9,577
9/30/2024	$10,867	$9,504	$9,708
10/31/2024	$10,728	$9,268	$9,487
11/30/2024	$10,815	$9,366	$9,587
12/31/2024	$10,721	$9,213	$9,443
1/31/2025	$10,795	$9,261	$9,500
2/28/2025	$10,941	$9,465	$9,696
3/31/2025	$10,891	$9,469	$9,694
4/30/2025	$10,891	$9,506	$9,728
5/31/2025	$10,965	$9,438	$9,679
6/30/2025	$11,140	$9,583	$9,829
7/31/2025	$11,178	$9,558	$9,815
8/31/2025	$11,330	$9,672	$9,933
9/30/2025	$11,431	$9,778	$10,038
10/31/2025	$11,458	$9,839	$10,105

Average Annual Return [Table Text Block]

Average Annual Total ReturnsFootnote Reference(a)

I6CM1	1 Year	5 Years	Since Inception 10/1/20
Class A with Load	1.72%	2.57%	2.71%
Class A	6.69%	3.56%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	(0.32%)
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	0.21%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 254,204,557
Holdings Count | Holding			967
Advisory Fees Paid, Amount			$ 951,933
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 1.09% to 0.97% reflect a reduction in the contractual expense limit for Class A shares.

Material Fund Change Name [Text Block]

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

Material Fund Change Objectives [Text Block]

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

Material Fund Change Expenses [Text Block]

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 1.09% to 0.97% reflect a reduction in the contractual expense limit for Class A shares.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000149084
Shareholder Report [Line Items]
Fund Name			Transamerica Strategic Income
Class Name			Class I
Trading Symbol			TUNIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.67%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 69
Expense Ratio, Percent	[10]		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 7.01%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,944	$9,974	$9,964
12/31/2015	$9,802	$9,941	$9,914
1/31/2016	$9,597	$10,078	$10,023
2/29/2016	$9,478	$10,150	$10,094
3/31/2016	$9,839	$10,243	$10,218
4/30/2016	$10,066	$10,282	$10,288
5/31/2016	$10,122	$10,285	$10,296
6/30/2016	$10,095	$10,469	$10,477
7/31/2016	$10,289	$10,536	$10,563
8/31/2016	$10,373	$10,524	$10,575
9/30/2016	$10,411	$10,517	$10,577
10/31/2016	$10,486	$10,437	$10,507
11/30/2016	$10,365	$10,190	$10,271
12/31/2016	$10,541	$10,205	$10,301
1/31/2017	$10,730	$10,225	$10,338
2/28/2017	$10,845	$10,293	$10,418
3/31/2017	$10,907	$10,288	$10,414
4/30/2017	$10,927	$10,367	$10,500
5/31/2017	$10,945	$10,447	$10,581
6/30/2017	$10,966	$10,437	$10,572
7/31/2017	$11,019	$10,481	$10,625
8/31/2017	$11,030	$10,575	$10,717
10/31/2017	$11,122	$10,531	$10,692
11/30/2017	$11,149	$10,518	$10,676
12/31/2017	$11,187	$10,566	$10,723
1/31/2018	$11,267	$10,444	$10,620
2/28/2018	$11,178	$10,345	$10,519
3/31/2018	$11,143	$10,412	$10,572
4/30/2018	$11,168	$10,334	$10,501
5/31/2018	$11,086	$10,408	$10,559
6/30/2018	$11,049	$10,395	$10,543
7/31/2018	$11,145	$10,398	$10,565
8/31/2018	$11,130	$10,464	$10,618
9/30/2018	$11,202	$10,397	$10,572
10/31/2018	$11,107	$10,315	$10,484
11/30/2018	$10,991	$10,377	$10,531
12/31/2018	$10,807	$10,567	$10,695
1/31/2019	$11,098	$10,679	$10,843
2/28/2019	$11,255	$10,673	$10,855
3/31/2019	$11,298	$10,878	$11,051
4/30/2019	$11,430	$10,881	$11,066
5/31/2019	$11,366	$11,074	$11,236
6/30/2019	$11,463	$11,213	$11,395
7/31/2019	$11,535	$11,238	$11,429
8/31/2019	$11,548	$11,529	$11,687
9/30/2019	$11,582	$11,468	$11,637
10/31/2019	$11,576	$11,502	$11,674
11/30/2019	$11,592	$11,496	$11,672
12/31/2019	$11,717	$11,488	$11,689
1/31/2020	$11,797	$11,709	$11,899
2/29/2020	$11,686	$11,920	$12,077
3/31/2020	$10,600	$11,850	$11,841
4/30/2020	$11,034	$12,061	$12,078
5/31/2020	$11,328	$12,117	$12,191
6/30/2020	$11,529	$12,193	$12,293
7/31/2020	$11,840	$12,375	$12,509
8/31/2020	$11,972	$12,275	$12,437
9/30/2020	$11,888	$12,269	$12,414
10/31/2020	$12,019	$12,214	$12,370
11/30/2020	$12,431	$12,334	$12,531
12/31/2020	$12,599	$12,351	$12,575
1/31/2021	$12,633	$12,262	$12,496
2/28/2021	$12,704	$12,085	$12,334
3/31/2021	$12,702	$11,934	$12,191
4/30/2021	$12,773	$12,028	$12,293
5/31/2021	$12,822	$12,068	$12,340
6/30/2021	$12,883	$12,152	$12,430
7/31/2021	$12,871	$12,288	$12,555
8/31/2021	$12,947	$12,265	$12,547
9/30/2021	$12,944	$12,159	$12,440
10/31/2021	$12,916	$12,155	$12,429
11/30/2021	$12,776	$12,191	$12,444
12/31/2021	$12,880	$12,160	$12,436
1/31/2022	$12,779	$11,898	$12,163
2/28/2022	$12,594	$11,765	$11,998
3/31/2022	$12,568	$11,439	$11,676
4/30/2022	$12,422	$11,005	$11,240
5/31/2022	$12,331	$11,075	$11,302
6/30/2022	$12,037	$10,902	$11,076
7/31/2022	$12,165	$11,168	$11,355
8/31/2022	$12,135	$10,853	$11,060
9/30/2022	$11,845	$10,384	$10,583
10/31/2022	$11,799	$10,249	$10,467
11/30/2022	$12,027	$10,626	$10,857
12/31/2022	$12,055	$10,578	$10,820
1/31/2023	$12,266	$10,904	$11,156
2/28/2023	$12,201	$10,622	$10,882
3/31/2023	$12,217	$10,891	$11,137
4/30/2023	$12,261	$10,957	$11,205
5/31/2023	$12,185	$10,838	$11,089
6/30/2023	$12,290	$10,799	$11,072
7/31/2023	$12,402	$10,792	$11,083
8/31/2023	$12,360	$10,723	$11,016
9/30/2023	$12,241	$10,451	$10,753
10/31/2023	$12,142	$10,286	$10,592
11/30/2023	$12,526	$10,751	$11,068
12/31/2023	$12,872	$11,163	$11,488
1/31/2024	$12,902	$11,132	$11,461
2/29/2024	$12,910	$10,975	$11,323
3/31/2024	$13,041	$11,076	$11,435
4/30/2024	$12,894	$10,797	$11,167
5/31/2024	$13,078	$10,980	$11,352
6/30/2024	$13,168	$11,084	$11,456
7/31/2024	$13,395	$11,342	$11,716
8/31/2024	$13,561	$11,505	$11,889
9/30/2024	$13,711	$11,660	$12,052
10/31/2024	$13,538	$11,370	$11,778
11/30/2024	$13,651	$11,491	$11,902
12/31/2024	$13,550	$11,303	$11,722
1/31/2025	$13,631	$11,362	$11,793
2/28/2025	$13,817	$11,612	$12,037
3/31/2025	$13,774	$11,617	$12,034
4/30/2025	$13,762	$11,663	$12,077
5/31/2025	$13,860	$11,579	$12,015
6/30/2025	$14,085	$11,757	$12,203
7/31/2025	$14,137	$11,726	$12,185
8/31/2025	$14,333	$11,866	$12,331
9/30/2025	$14,465	$11,996	$12,462
10/31/2025	$14,504	$12,071	$12,544

Average Annual Return [Table Text Block]

Average Annual Total ReturnsFootnote Reference(a)

I6CM8	1 Year	5 Years	10 Years
Class I	7.01%	3.83%	3.79%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	2.29%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 254,204,557
Holdings Count | Holding			967
Advisory Fees Paid, Amount			$ 951,933
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.85% to 0.73% to reflect a contractual agreement by TAM to reimburse 0.10% of the transfer agency fees for Class I shares for the Fund through March 1, 2026, and a reduction in the contractual expense limit for Class I shares.

Material Fund Change Name [Text Block]

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

Material Fund Change Objectives [Text Block]

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

Material Fund Change Expenses [Text Block]

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.85% to 0.73% to reflect a contractual agreement by TAM to reimburse 0.10% of the transfer agency fees for Class I shares for the Fund through March 1, 2026, and a reduction in the contractual expense limit for Class I shares.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000149085
Shareholder Report [Line Items]
Fund Name			Transamerica Strategic Income
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$69	0.67%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 69
Expense Ratio, Percent	[11]		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 7.05%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,935	$9,974	$9,964
12/31/2015	$9,794	$9,941	$9,914
1/31/2016	$9,590	$10,078	$10,023
2/29/2016	$9,472	$10,150	$10,094
3/31/2016	$9,834	$10,243	$10,218
4/30/2016	$10,062	$10,282	$10,288
5/31/2016	$10,129	$10,285	$10,296
6/30/2016	$10,093	$10,469	$10,477
7/31/2016	$10,288	$10,536	$10,563
8/31/2016	$10,372	$10,524	$10,575
9/30/2016	$10,422	$10,517	$10,577
10/31/2016	$10,487	$10,437	$10,507
11/30/2016	$10,367	$10,190	$10,271
12/31/2016	$10,557	$10,205	$10,301
1/31/2017	$10,748	$10,225	$10,338
2/28/2017	$10,865	$10,293	$10,418
3/31/2017	$10,916	$10,288	$10,414
4/30/2017	$10,952	$10,367	$10,500
5/31/2017	$10,963	$10,447	$10,581
6/30/2017	$10,988	$10,437	$10,572
7/31/2017	$11,035	$10,481	$10,625
8/31/2017	$11,049	$10,575	$10,717
10/31/2017	$11,150	$10,531	$10,692
11/30/2017	$11,169	$10,518	$10,676
12/31/2017	$11,210	$10,566	$10,723
1/31/2018	$11,292	$10,444	$10,620
2/28/2018	$11,204	$10,345	$10,519
3/31/2018	$11,169	$10,412	$10,572
4/30/2018	$11,195	$10,334	$10,501
5/31/2018	$11,113	$10,408	$10,559
6/30/2018	$11,076	$10,395	$10,543
7/31/2018	$11,174	$10,398	$10,565
8/31/2018	$11,160	$10,464	$10,618
9/30/2018	$11,233	$10,397	$10,572
10/31/2018	$11,138	$10,315	$10,484
11/30/2018	$11,034	$10,377	$10,531
12/31/2018	$10,849	$10,567	$10,695
1/31/2019	$11,155	$10,679	$10,843
2/28/2019	$11,302	$10,673	$10,855
3/31/2019	$11,347	$10,878	$11,051
4/30/2019	$11,480	$10,881	$11,066
5/31/2019	$11,416	$11,074	$11,236
6/30/2019	$11,527	$11,213	$11,395
7/31/2019	$11,589	$11,238	$11,429
8/31/2019	$11,602	$11,529	$11,687
9/30/2019	$11,638	$11,468	$11,637
10/31/2019	$11,644	$11,502	$11,674
11/30/2019	$11,661	$11,496	$11,672
12/31/2019	$11,788	$11,488	$11,689
1/31/2020	$11,870	$11,709	$11,899
2/29/2020	$11,759	$11,920	$12,077
3/31/2020	$10,665	$11,850	$11,841
4/30/2020	$11,091	$12,061	$12,078
5/31/2020	$11,401	$12,117	$12,191
6/30/2020	$11,592	$12,193	$12,293
7/31/2020	$11,907	$12,375	$12,509
8/31/2020	$12,053	$12,275	$12,437
9/30/2020	$11,969	$12,269	$12,414
10/31/2020	$12,102	$12,214	$12,370
11/30/2020	$12,518	$12,334	$12,531
12/31/2020	$12,689	$12,351	$12,575
1/31/2021	$12,712	$12,262	$12,496
2/28/2021	$12,785	$12,085	$12,334
3/31/2021	$12,783	$11,934	$12,191
4/30/2021	$12,856	$12,028	$12,293
5/31/2021	$12,919	$12,068	$12,340
6/30/2021	$12,982	$12,152	$12,430
7/31/2021	$12,957	$12,288	$12,555
8/31/2021	$13,023	$12,265	$12,547
9/30/2021	$13,033	$12,159	$12,440
10/31/2021	$13,006	$12,155	$12,429
11/30/2021	$12,866	$12,191	$12,444
12/31/2021	$12,976	$12,160	$12,436
1/31/2022	$12,876	$11,898	$12,163
2/28/2022	$12,675	$11,765	$11,998
3/31/2022	$12,650	$11,439	$11,676
4/30/2022	$12,489	$11,005	$11,240
5/31/2022	$12,413	$11,075	$11,302
6/30/2022	$12,116	$10,902	$11,076
7/31/2022	$12,246	$11,168	$11,355
8/31/2022	$12,217	$10,853	$11,060
9/30/2022	$11,910	$10,384	$10,583
10/31/2022	$11,876	$10,249	$10,467
11/30/2022	$12,108	$10,626	$10,857
12/31/2022	$12,137	$10,578	$10,820
1/31/2023	$12,351	$10,904	$11,156
2/28/2023	$12,272	$10,622	$10,882
3/31/2023	$12,303	$10,891	$11,137
4/30/2023	$12,348	$10,957	$11,205
5/31/2023	$12,259	$10,838	$11,089
6/30/2023	$12,365	$10,799	$11,072
7/31/2023	$12,493	$10,792	$11,083
8/31/2023	$12,451	$10,723	$11,016
9/30/2023	$12,319	$10,451	$10,753
10/31/2023	$12,233	$10,286	$10,592
11/30/2023	$12,608	$10,751	$11,068
12/31/2023	$12,959	$11,163	$11,488
1/31/2024	$12,990	$11,132	$11,461
2/29/2024	$12,999	$10,975	$11,323
3/31/2024	$13,133	$11,076	$11,435
4/30/2024	$12,984	$10,797	$11,167
5/31/2024	$13,171	$10,980	$11,352
6/30/2024	$13,262	$11,084	$11,456
7/31/2024	$13,493	$11,342	$11,716
8/31/2024	$13,662	$11,505	$11,889
9/30/2024	$13,830	$11,660	$12,052
10/31/2024	$13,639	$11,370	$11,778
11/30/2024	$13,754	$11,491	$11,902
12/31/2024	$13,652	$11,303	$11,722
1/31/2025	$13,751	$11,362	$11,793
2/28/2025	$13,925	$11,612	$12,037
3/31/2025	$13,865	$11,617	$12,034
4/30/2025	$13,868	$11,663	$12,077
5/31/2025	$13,967	$11,579	$12,015
6/30/2025	$14,195	$11,757	$12,203
7/31/2025	$14,247	$11,726	$12,185
8/31/2025	$14,446	$11,866	$12,331
9/30/2025	$14,579	$11,996	$12,462
10/31/2025	$14,618	$12,071	$12,544

Average Annual Return [Table Text Block]

Average Annual Total ReturnsFootnote Reference(a)

I6CM4	1 Year	5 Years	10 Years
Class I2	7.05%	3.85%	3.87%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	2.29%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 254,204,557
Holdings Count | Holding			967
Advisory Fees Paid, Amount			$ 951,933
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.75% to 0.63% to reflect a reduction in the contractual expense limit for Class I2 shares.

Material Fund Change Name [Text Block]

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

Material Fund Change Objectives [Text Block]

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

Material Fund Change Expenses [Text Block]

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.75% to 0.63% to reflect a reduction in the contractual expense limit for Class I2 shares.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000263010
Shareholder Report [Line Items]
Fund Name			Transamerica Strategic Income
Class Name			Class R6
Trading Symbol			TUNRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of June 2, 2025 (Class R6 commencement of operations) to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27Footnote Reference*	0.63%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Expenses shown are for the period June 2, 2025 through October 31, 2025 and would be higher for a full twelve-month reporting period.
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.
Footnote‡	Annualized.

Expenses Paid, Amount	[12]		$ 27
Expense Ratio, Percent	[13],[14]		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 4.74%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 4.25%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 4.40% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
6/2/2025	$10,000	$10,000	$10,000
6/30/2025	$10,172	$10,154	$10,156
7/31/2025	$10,209	$10,127	$10,141
8/31/2025	$10,351	$10,248	$10,263
9/30/2025	$10,446	$10,360	$10,372
10/31/2025	$10,474	$10,425	$10,440

Average Annual Return [Table Text Block]

Average Annual Total Returns

I6CMB	Since Inception 6/2/25
Class R6	4.74%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	4.25%
Bloomberg US Universal Bond IndexFootnote Reference(b)	4.40%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date			Mar. 01, 2025
AssetsNet			$ 254,204,557
Holdings Count | Holding			967
Advisory Fees Paid, Amount			$ 951,933
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 2, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Material Fund Change Name [Text Block]

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

Material Fund Change Objectives [Text Block]

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

Material Fund Change Expenses [Text Block]			The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 2, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122141
Shareholder Report [Line Items]
Fund Name			Transamerica Sustainable Equity Income
Class Name			Class A
Trading Symbol			TDFAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

Expenses Paid, Amount			$ 111
Expense Ratio, Percent			1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 7.75%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,533	$10,055	$10,038
12/31/2015	$9,347	$9,849	$9,822
1/31/2016	$8,955	$9,293	$9,315
2/29/2016	$8,938	$9,290	$9,312
3/31/2016	$9,451	$9,944	$9,983
4/30/2016	$9,661	$10,006	$10,193
5/31/2016	$9,696	$10,185	$10,351
6/30/2016	$9,767	$10,206	$10,441
7/31/2016	$10,039	$10,611	$10,744
8/31/2016	$10,092	$10,638	$10,827
9/30/2016	$9,946	$10,655	$10,804
10/31/2016	$9,858	$10,424	$10,637
11/30/2016	$10,485	$10,891	$11,245
12/31/2016	$10,714	$11,103	$11,526
1/31/2017	$10,795	$11,312	$11,608
2/28/2017	$11,241	$11,733	$12,025
3/31/2017	$11,150	$11,741	$11,902
4/30/2017	$11,140	$11,865	$11,880
5/31/2017	$11,242	$11,987	$11,868
6/30/2017	$11,464	$12,095	$12,062
7/31/2017	$11,444	$12,323	$12,223
8/31/2017	$11,372	$12,347	$12,080
9/30/2017	$11,781	$12,648	$12,438
10/31/2017	$11,864	$12,924	$12,528
11/30/2017	$12,162	$13,316	$12,912
12/31/2017	$12,418	$13,450	$13,101
1/31/2018	$12,836	$14,158	$13,607
2/28/2018	$12,164	$13,637	$12,957
3/31/2018	$11,969	$13,363	$12,729
4/30/2018	$12,102	$13,414	$12,771
5/31/2018	$12,025	$13,792	$12,847
6/30/2018	$12,047	$13,883	$12,879
7/31/2018	$12,536	$14,343	$13,389
8/31/2018	$12,614	$14,847	$13,587
9/30/2018	$12,567	$14,871	$13,614
10/31/2018	$11,840	$13,776	$12,909
11/30/2018	$12,086	$14,052	$13,294
12/31/2018	$10,885	$12,745	$12,018
1/31/2019	$11,783	$13,838	$12,953
2/28/2019	$12,074	$14,325	$13,367
3/31/2019	$12,116	$14,534	$13,452
4/30/2019	$12,355	$15,115	$13,929
5/31/2019	$11,465	$14,137	$13,033
6/30/2019	$12,300	$15,129	$13,969
7/31/2019	$12,474	$15,354	$14,085
8/31/2019	$12,234	$15,041	$13,671
9/30/2019	$12,664	$15,305	$14,158
10/31/2019	$12,839	$15,635	$14,356
11/30/2019	$13,161	$16,229	$14,800
12/31/2019	$13,413	$16,698	$15,207
1/31/2020	$12,912	$16,680	$14,880
2/29/2020	$11,651	$15,314	$13,439
3/31/2020	$9,404	$13,208	$11,142
4/30/2020	$10,215	$14,957	$12,395
5/31/2020	$10,628	$15,757	$12,820
6/30/2020	$10,528	$16,117	$12,735
7/31/2020	$10,774	$17,033	$13,238
8/31/2020	$11,035	$18,266	$13,785
9/30/2020	$10,697	$17,601	$13,447
10/31/2020	$10,589	$17,221	$13,270
11/30/2020	$12,118	$19,317	$15,055
12/31/2020	$12,349	$20,186	$15,632
1/31/2021	$12,334	$20,096	$15,489
2/28/2021	$12,536	$20,724	$16,425
3/31/2021	$13,355	$21,467	$17,392
4/30/2021	$13,683	$22,573	$18,087
5/31/2021	$14,121	$22,676	$18,509
6/30/2021	$14,076	$23,236	$18,297
7/31/2021	$14,388	$23,628	$18,444
8/31/2021	$14,889	$24,302	$18,809
9/30/2021	$14,077	$23,212	$18,155
10/31/2021	$14,923	$24,782	$19,077
11/30/2021	$14,390	$24,404	$18,404
12/31/2021	$15,065	$25,365	$19,565
1/31/2022	$14,367	$23,873	$19,110
2/28/2022	$13,927	$23,272	$18,888
3/31/2022	$14,359	$24,026	$19,421
4/30/2022	$13,474	$21,870	$18,326
5/31/2022	$13,584	$21,841	$18,682
6/30/2022	$12,527	$20,014	$17,050
7/31/2022	$13,175	$21,891	$18,180
8/31/2022	$12,731	$21,074	$17,639
9/30/2022	$11,623	$19,120	$16,092
10/31/2022	$12,777	$20,688	$17,742
11/30/2022	$13,802	$21,768	$18,850
12/31/2022	$13,310	$20,493	$18,091
1/31/2023	$13,871	$21,905	$19,028
2/28/2023	$13,516	$21,393	$18,357
3/31/2023	$13,245	$21,965	$18,273
4/30/2023	$13,188	$22,199	$18,548
5/31/2023	$12,682	$22,285	$17,833
6/30/2023	$13,470	$23,807	$19,017
7/31/2023	$13,696	$24,661	$19,686
8/31/2023	$13,338	$24,185	$19,154
9/30/2023	$12,722	$23,032	$18,415
10/31/2023	$12,533	$22,422	$17,766
11/30/2023	$13,346	$24,513	$19,106
12/31/2023	$14,088	$25,813	$20,164
1/31/2024	$14,298	$26,099	$20,185
2/29/2024	$14,830	$27,512	$20,930
3/31/2024	$15,469	$28,399	$21,976
4/30/2024	$14,820	$27,150	$21,037
5/31/2024	$15,221	$28,432	$21,704
6/30/2024	$15,268	$29,313	$21,500
7/31/2024	$15,938	$29,857	$22,599
8/31/2024	$16,398	$30,507	$23,205
9/30/2024	$16,710	$31,138	$23,528
10/31/2024	$16,480	$30,910	$23,269
11/30/2024	$17,459	$32,966	$24,755
12/31/2024	$16,378	$31,958	$23,061
1/31/2025	$16,936	$32,967	$24,129
2/28/2025	$17,122	$32,336	$24,227
3/31/2025	$16,492	$30,449	$23,554
4/30/2025	$16,140	$30,245	$22,836
5/31/2025	$16,886	$32,162	$23,638
6/30/2025	$17,366	$33,796	$24,446
7/31/2025	$17,262	$34,540	$24,586
8/31/2025	$17,658	$35,340	$25,370
9/30/2025	$17,903	$36,559	$25,749
10/31/2025	$17,757	$37,343	$25,863

Average Annual Return [Table Text Block]
I4CP1	1 Year	5 Years	10 Years
Class A with Load	1.82%	9.64%	5.91%
Class A	7.75%	10.89%	6.51%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 194,373,890
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,256,456
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122142
Shareholder Report [Line Items]
Fund Name			Transamerica Sustainable Equity Income
Class Name			Class C
Trading Symbol			TDFCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.90%

Expenses Paid, Amount			$ 197
Expense Ratio, Percent			1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 6.88%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,087	$10,055	$10,038
12/31/2015	$9,870	$9,849	$9,822
1/31/2016	$9,464	$9,293	$9,315
2/29/2016	$9,436	$9,290	$9,312
3/31/2016	$9,970	$9,944	$9,983
4/30/2016	$10,183	$10,006	$10,193
5/31/2016	$10,211	$10,185	$10,351
6/30/2016	$10,275	$10,206	$10,441
7/31/2016	$10,563	$10,611	$10,744
8/31/2016	$10,609	$10,638	$10,827
9/30/2016	$10,444	$10,655	$10,804
10/31/2016	$10,341	$10,424	$10,637
11/30/2016	$10,994	$10,891	$11,245
12/31/2016	$11,228	$11,103	$11,526
1/31/2017	$11,303	$11,312	$11,608
2/28/2017	$11,763	$11,733	$12,025
3/31/2017	$11,665	$11,741	$11,902
4/30/2017	$11,655	$11,865	$11,880
5/31/2017	$11,740	$11,987	$11,868
6/30/2017	$11,971	$12,095	$12,062
7/31/2017	$11,938	$12,323	$12,223
8/31/2017	$11,852	$12,347	$12,080
10/31/2017	$12,349	$12,924	$12,528
11/30/2017	$12,651	$13,316	$12,912
12/31/2017	$12,914	$13,450	$13,101
1/31/2018	$13,340	$14,158	$13,607
2/28/2018	$12,626	$13,637	$12,957
3/31/2018	$12,420	$13,363	$12,729
4/30/2018	$12,546	$13,414	$12,771
5/31/2018	$12,466	$13,792	$12,847
6/30/2018	$12,474	$13,883	$12,879
7/31/2018	$12,972	$14,343	$13,389
8/31/2018	$13,041	$14,847	$13,587
9/30/2018	$12,973	$14,871	$13,614
10/31/2018	$12,218	$13,776	$12,909
11/30/2018	$12,474	$14,052	$13,294
12/31/2018	$11,222	$12,745	$12,018
1/31/2019	$12,139	$13,838	$12,953
2/28/2019	$12,440	$14,325	$13,367
3/31/2019	$12,467	$14,534	$13,452
4/30/2019	$12,700	$15,115	$13,929
5/31/2019	$11,780	$14,137	$13,033
6/30/2019	$12,631	$15,129	$13,969
7/31/2019	$12,796	$15,354	$14,085
8/31/2019	$12,534	$15,041	$13,671
9/30/2019	$12,964	$15,305	$14,158
10/31/2019	$13,144	$15,635	$14,356
11/30/2019	$13,461	$16,229	$14,800
12/31/2019	$13,709	$16,698	$15,207
1/31/2020	$13,178	$16,680	$14,880
2/29/2020	$11,882	$15,314	$13,439
3/31/2020	$9,590	$13,208	$11,142
4/30/2020	$10,421	$14,957	$12,395
5/31/2020	$10,828	$15,757	$12,820
6/30/2020	$10,713	$16,117	$12,735
7/31/2020	$10,965	$17,033	$13,238
8/31/2020	$11,216	$18,266	$13,785
9/30/2020	$10,877	$17,601	$13,447
10/31/2020	$10,751	$17,221	$13,270
11/30/2020	$12,293	$19,317	$15,055
12/31/2020	$12,516	$20,186	$15,632
1/31/2021	$12,500	$20,096	$15,489
2/28/2021	$12,690	$20,724	$16,425
3/31/2021	$13,501	$21,467	$17,392
4/30/2021	$13,834	$22,573	$18,087
5/31/2021	$14,262	$22,676	$18,509
6/30/2021	$14,214	$23,236	$18,297
7/31/2021	$14,515	$23,628	$18,444
8/31/2021	$15,007	$24,302	$18,809
9/30/2021	$14,167	$23,212	$18,155
10/31/2021	$15,022	$24,782	$19,077
11/30/2021	$14,468	$24,404	$18,404
12/31/2021	$15,132	$25,365	$19,565
1/31/2022	$14,427	$23,873	$19,110
2/28/2022	$13,982	$23,272	$18,888
3/31/2022	$14,386	$24,026	$19,421
4/30/2022	$13,513	$21,870	$18,326
5/31/2022	$13,587	$21,841	$18,682
6/30/2022	$12,529	$20,014	$17,050
7/31/2022	$13,163	$21,891	$18,180
8/31/2022	$12,716	$21,074	$17,639
9/30/2022	$11,608	$19,120	$16,092
10/31/2022	$12,730	$20,688	$17,742
11/30/2022	$13,758	$21,768	$18,850
12/31/2022	$13,253	$20,493	$18,091
1/31/2023	$13,796	$21,905	$19,028
2/28/2023	$13,440	$21,393	$18,357
3/31/2023	$13,174	$21,965	$18,273
4/30/2023	$13,080	$22,199	$18,548
5/31/2023	$12,593	$22,285	$17,833
6/30/2023	$13,352	$23,807	$19,017
7/31/2023	$13,578	$24,661	$19,686
8/31/2023	$13,221	$24,185	$19,154
9/30/2023	$12,595	$23,032	$18,415
10/31/2023	$12,388	$22,422	$17,766
11/30/2023	$13,196	$24,513	$19,106
12/31/2023	$13,923	$25,813	$20,164
1/31/2024	$14,093	$26,099	$20,185
2/29/2024	$14,621	$27,512	$20,930
3/31/2024	$15,223	$28,399	$21,976
4/30/2024	$14,580	$27,150	$21,037
5/31/2024	$14,977	$28,432	$21,704
6/30/2024	$15,012	$29,313	$21,500
7/31/2024	$15,655	$29,857	$22,599
8/31/2024	$16,110	$30,507	$23,205
9/30/2024	$16,385	$31,138	$23,528
10/31/2024	$16,157	$30,910	$23,269
11/30/2024	$17,104	$32,966	$24,755
12/31/2024	$16,032	$31,958	$23,061
1/31/2025	$16,561	$32,967	$24,129
2/28/2025	$16,723	$32,336	$24,227
3/31/2025	$16,110	$30,449	$23,554
4/30/2025	$15,764	$30,245	$22,836
5/31/2025	$16,476	$32,162	$23,638
6/30/2025	$16,912	$33,796	$24,446
7/31/2025	$16,810	$34,540	$24,586
8/31/2025	$17,177	$35,340	$25,370
9/30/2025	$17,412	$36,559	$25,749
10/31/2025	$17,270	$37,343	$25,863

Average Annual Return [Table Text Block]
I4CP3	1 Year	5 Years	10 Years
Class C with Load	5.89%	9.94%	5.62%
Class C	6.88%	9.94%	5.62%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 194,373,890
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,256,456
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122143
Shareholder Report [Line Items]
Fund Name			Transamerica Sustainable Equity Income
Class Name			Class I
Trading Symbol			TDFIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.78%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 8.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,086	$10,055	$10,038
12/31/2015	$9,884	$9,849	$9,822
1/31/2016	$9,479	$9,293	$9,315
2/29/2016	$9,460	$9,290	$9,312
3/31/2016	$10,007	$9,944	$9,983
4/30/2016	$10,229	$10,006	$10,193
5/31/2016	$10,266	$10,185	$10,351
6/30/2016	$10,337	$10,206	$10,441
7/31/2016	$10,635	$10,611	$10,744
8/31/2016	$10,691	$10,638	$10,827
9/30/2016	$10,531	$10,655	$10,804
10/31/2016	$10,438	$10,424	$10,637
11/30/2016	$11,112	$10,891	$11,245
12/31/2016	$11,348	$11,103	$11,526
1/31/2017	$11,434	$11,312	$11,608
2/28/2017	$11,918	$11,733	$12,025
3/31/2017	$11,827	$11,741	$11,902
4/30/2017	$11,816	$11,865	$11,880
5/31/2017	$11,913	$11,987	$11,868
6/30/2017	$12,154	$12,095	$12,062
7/31/2017	$12,132	$12,323	$12,223
8/31/2017	$12,067	$12,347	$12,080
10/31/2017	$12,584	$12,924	$12,528
11/30/2017	$12,911	$13,316	$12,912
12/31/2017	$13,180	$13,450	$13,101
1/31/2018	$13,636	$14,158	$13,607
2/28/2018	$12,922	$13,637	$12,957
3/31/2018	$12,718	$13,363	$12,729
4/30/2018	$12,859	$13,414	$12,771
5/31/2018	$12,777	$13,792	$12,847
6/30/2018	$12,806	$13,883	$12,879
7/31/2018	$13,326	$14,343	$13,389
8/31/2018	$13,409	$14,847	$13,587
9/30/2018	$13,352	$14,871	$13,614
10/31/2018	$12,591	$13,776	$12,909
11/30/2018	$12,853	$14,052	$13,294
12/31/2018	$11,583	$12,745	$12,018
1/31/2019	$12,525	$13,838	$12,953
2/28/2019	$12,849	$14,325	$13,367
3/31/2019	$12,885	$14,534	$13,452
4/30/2019	$13,139	$15,115	$13,929
5/31/2019	$12,206	$14,137	$13,033
6/30/2019	$13,101	$15,129	$13,969
7/31/2019	$13,272	$15,354	$14,085
8/31/2019	$13,030	$15,041	$13,671
9/30/2019	$13,480	$15,305	$14,158
10/31/2019	$13,680	$15,635	$14,356
11/30/2019	$14,023	$16,229	$14,800
12/31/2019	$14,283	$16,698	$15,207
1/31/2020	$13,765	$16,680	$14,880
2/29/2020	$12,420	$15,314	$13,439
3/31/2020	$10,031	$13,208	$11,142
4/30/2020	$10,896	$14,957	$12,395
5/31/2020	$11,336	$15,757	$12,820
6/30/2020	$11,235	$16,117	$12,735
7/31/2020	$11,497	$17,033	$13,238
8/31/2020	$11,760	$18,266	$13,785
9/30/2020	$11,421	$17,601	$13,447
10/31/2020	$11,306	$17,221	$13,270
11/30/2020	$12,937	$19,317	$15,055
12/31/2020	$13,189	$20,186	$15,632
1/31/2021	$13,172	$20,096	$15,489
2/28/2021	$13,388	$20,724	$16,425
3/31/2021	$14,252	$21,467	$17,392
4/30/2021	$14,636	$22,573	$18,087
5/31/2021	$15,103	$22,676	$18,509
6/30/2021	$15,062	$23,236	$18,297
7/31/2021	$15,396	$23,628	$18,444
8/31/2021	$15,931	$24,302	$18,809
9/30/2021	$15,053	$23,212	$18,155
10/31/2021	$15,974	$24,782	$19,077
11/30/2021	$15,388	$24,404	$18,404
12/31/2021	$16,136	$25,365	$19,565
1/31/2022	$15,390	$23,873	$19,110
2/28/2022	$14,919	$23,272	$18,888
3/31/2022	$15,367	$24,026	$19,421
4/30/2022	$14,499	$21,870	$18,326
5/31/2022	$14,618	$21,841	$18,682
6/30/2022	$13,474	$20,014	$17,050
7/31/2022	$14,168	$21,891	$18,180
8/31/2022	$13,712	$21,074	$17,639
9/30/2022	$12,512	$19,120	$16,092
10/31/2022	$13,763	$20,688	$17,742
11/30/2022	$14,887	$21,768	$18,850
12/31/2022	$14,344	$20,493	$18,091
1/31/2023	$14,948	$21,905	$19,028
2/28/2023	$14,565	$21,393	$18,357
3/31/2023	$14,300	$21,965	$18,273
4/30/2023	$14,219	$22,199	$18,548
5/31/2023	$13,693	$22,285	$17,833
6/30/2023	$14,530	$23,807	$19,017
7/31/2023	$14,794	$24,661	$19,686
8/31/2023	$14,408	$24,185	$19,154
9/30/2023	$13,750	$23,032	$18,415
10/31/2023	$13,525	$22,422	$17,766
11/30/2023	$14,423	$24,513	$19,106
12/31/2023	$15,232	$25,813	$20,164
1/31/2024	$15,458	$26,099	$20,185
2/29/2024	$16,033	$27,512	$20,930
3/31/2024	$16,730	$28,399	$21,976
4/30/2024	$16,029	$27,150	$21,037
5/31/2024	$16,483	$28,432	$21,704
6/30/2024	$16,521	$29,313	$21,500
7/31/2024	$17,246	$29,857	$22,599
8/31/2024	$17,763	$30,507	$23,205
9/30/2024	$18,088	$31,138	$23,528
10/31/2024	$17,860	$30,910	$23,269
11/30/2024	$18,919	$32,966	$24,755
12/31/2024	$17,757	$31,958	$23,061
1/31/2025	$18,360	$32,967	$24,129
2/28/2025	$18,561	$32,336	$24,227
3/31/2025	$17,889	$30,449	$23,554
4/30/2025	$17,508	$30,245	$22,836
5/31/2025	$18,315	$32,162	$23,638
6/30/2025	$18,843	$33,796	$24,446
7/31/2025	$18,753	$34,540	$24,586
8/31/2025	$19,181	$35,340	$25,370
9/30/2025	$19,457	$36,559	$25,749
10/31/2025	$19,299	$37,343	$25,863

Average Annual Return [Table Text Block]
I4CP8	1 Year	5 Years	10 Years
Class I	8.06%	11.29%	6.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 194,373,890
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,256,456
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122144
Shareholder Report [Line Items]
Fund Name			Transamerica Sustainable Equity Income
Class Name			Class I2
Trading Symbol			TRDIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$80	0.77%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 8.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,094	$10,055	$10,038
12/31/2015	$9,896	$9,849	$9,822
1/31/2016	$9,490	$9,293	$9,315
2/29/2016	$9,472	$9,290	$9,312
3/31/2016	$10,012	$9,944	$9,983
4/30/2016	$10,244	$10,006	$10,193
5/31/2016	$10,281	$10,185	$10,351
6/30/2016	$10,354	$10,206	$10,441
7/31/2016	$10,652	$10,611	$10,744
8/31/2016	$10,708	$10,638	$10,827
9/30/2016	$10,551	$10,655	$10,804
10/31/2016	$10,457	$10,424	$10,637
11/30/2016	$11,123	$10,891	$11,245
12/31/2016	$11,372	$11,103	$11,526
1/31/2017	$11,458	$11,312	$11,608
2/28/2017	$11,932	$11,733	$12,025
3/31/2017	$11,843	$11,741	$11,902
4/30/2017	$11,843	$11,865	$11,880
5/31/2017	$11,940	$11,987	$11,868
6/30/2017	$12,185	$12,095	$12,062
7/31/2017	$12,163	$12,323	$12,223
8/31/2017	$12,098	$12,347	$12,080
10/31/2017	$12,618	$12,924	$12,528
11/30/2017	$12,946	$13,316	$12,912
12/31/2017	$13,217	$13,450	$13,101
1/31/2018	$13,674	$14,158	$13,607
2/28/2018	$12,959	$13,637	$12,957
3/31/2018	$12,749	$13,363	$12,729
4/30/2018	$12,902	$13,414	$12,771
5/31/2018	$12,820	$13,792	$12,847
6/30/2018	$12,840	$13,883	$12,879
7/31/2018	$13,374	$14,343	$13,389
8/31/2018	$13,457	$14,847	$13,587
9/30/2018	$13,392	$14,871	$13,614
10/31/2018	$12,628	$13,776	$12,909
11/30/2018	$12,903	$14,052	$13,294
12/31/2018	$11,621	$12,745	$12,018
1/31/2019	$12,580	$13,838	$12,953
2/28/2019	$12,905	$14,325	$13,367
3/31/2019	$12,930	$14,534	$13,452
4/30/2019	$13,200	$15,115	$13,929
5/31/2019	$12,249	$14,137	$13,033
6/30/2019	$13,151	$15,129	$13,969
7/31/2019	$13,322	$15,354	$14,085
8/31/2019	$13,079	$15,041	$13,671
9/30/2019	$13,535	$15,305	$14,158
10/31/2019	$13,736	$15,635	$14,356
11/30/2019	$14,095	$16,229	$14,800
12/31/2019	$14,344	$16,698	$15,207
1/31/2020	$13,824	$16,680	$14,880
2/29/2020	$12,474	$15,314	$13,439
3/31/2020	$10,079	$13,208	$11,142
4/30/2020	$10,947	$14,957	$12,395
5/31/2020	$11,390	$15,757	$12,820
6/30/2020	$11,291	$16,117	$12,735
7/31/2020	$11,555	$17,033	$13,238
8/31/2020	$11,835	$18,266	$13,785
9/30/2020	$11,481	$17,601	$13,447
10/31/2020	$11,365	$17,221	$13,270
11/30/2020	$13,005	$19,317	$15,055
12/31/2020	$13,263	$20,186	$15,632
1/31/2021	$13,247	$20,096	$15,489
2/28/2021	$13,463	$20,724	$16,425
3/31/2021	$14,336	$21,467	$17,392
4/30/2021	$14,706	$22,573	$18,087
5/31/2021	$15,176	$22,676	$18,509
6/30/2021	$15,138	$23,236	$18,297
7/31/2021	$15,474	$23,628	$18,444
8/31/2021	$16,012	$24,302	$18,809
9/30/2021	$15,133	$23,212	$18,155
10/31/2021	$16,060	$24,782	$19,077
11/30/2021	$15,487	$24,404	$18,404
12/31/2021	$16,208	$25,365	$19,565
1/31/2022	$15,476	$23,873	$19,110
2/28/2022	$15,002	$23,272	$18,888
3/31/2022	$15,458	$24,026	$19,421
4/30/2022	$14,524	$21,870	$18,326
5/31/2022	$14,623	$21,841	$18,682
6/30/2022	$13,493	$20,014	$17,050
7/31/2022	$14,193	$21,891	$18,180
8/31/2022	$13,733	$21,074	$17,639
9/30/2022	$12,548	$19,120	$16,092
10/31/2022	$13,775	$20,688	$17,742
11/30/2022	$14,901	$21,768	$18,850
12/31/2022	$14,381	$20,493	$18,091
1/31/2023	$14,966	$21,905	$19,028
2/28/2023	$14,603	$21,393	$18,357
3/31/2023	$14,321	$21,965	$18,273
4/30/2023	$14,240	$22,199	$18,548
5/31/2023	$13,712	$22,285	$17,833
6/30/2023	$14,555	$23,807	$19,017
7/31/2023	$14,820	$24,661	$19,686
8/31/2023	$14,432	$24,185	$19,154
9/30/2023	$13,756	$23,032	$18,415
10/31/2023	$13,551	$22,422	$17,766
11/30/2023	$14,452	$24,513	$19,106
12/31/2023	$15,267	$25,813	$20,164
1/31/2024	$15,473	$26,099	$20,185
2/29/2024	$16,070	$27,512	$20,930
3/31/2024	$16,754	$28,399	$21,976
4/30/2024	$16,049	$27,150	$21,037
5/31/2024	$16,505	$28,432	$21,704
6/30/2024	$16,548	$29,313	$21,500
7/31/2024	$17,275	$29,857	$22,599
8/31/2024	$17,795	$30,507	$23,205
9/30/2024	$18,126	$31,138	$23,528
10/31/2024	$17,896	$30,910	$23,269
11/30/2024	$18,939	$32,966	$24,755
12/31/2024	$17,797	$31,958	$23,061
1/31/2025	$18,403	$32,967	$24,129
2/28/2025	$18,583	$32,336	$24,227
3/31/2025	$17,912	$30,449	$23,554
4/30/2025	$17,551	$30,245	$22,836
5/31/2025	$18,362	$32,162	$23,638
6/30/2025	$18,876	$33,796	$24,446
7/31/2025	$18,785	$34,540	$24,586
8/31/2025	$19,193	$35,340	$25,370
9/30/2025	$19,475	$36,559	$25,749
10/31/2025	$19,339	$37,343	$25,863

Average Annual Return [Table Text Block]
I4CP4	1 Year	5 Years	10 Years
Class I2	8.06%	11.22%	6.82%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 194,373,890
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,256,456
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156763
Shareholder Report [Line Items]
Fund Name			Transamerica Sustainable Equity Income
Class Name			Class R6
Trading Symbol			TADFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.77%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 8.07%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,094	$10,055	$10,038
12/31/2015	$9,896	$9,849	$9,822
1/31/2016	$9,490	$9,293	$9,315
2/29/2016	$9,472	$9,290	$9,312
3/31/2016	$10,012	$9,944	$9,983
4/30/2016	$10,235	$10,006	$10,193
5/31/2016	$10,272	$10,185	$10,351
6/30/2016	$10,354	$10,206	$10,441
7/31/2016	$10,643	$10,611	$10,744
8/31/2016	$10,708	$10,638	$10,827
9/30/2016	$10,542	$10,655	$10,804
10/31/2016	$10,457	$10,424	$10,637
11/30/2016	$11,123	$10,891	$11,245
12/31/2016	$11,362	$11,103	$11,526
1/31/2017	$11,459	$11,312	$11,608
2/28/2017	$11,933	$11,733	$12,025
3/31/2017	$11,843	$11,741	$11,902
4/30/2017	$11,833	$11,865	$11,880
5/31/2017	$11,941	$11,987	$11,868
6/30/2017	$12,185	$12,095	$12,062
7/31/2017	$12,164	$12,323	$12,223
8/31/2017	$12,087	$12,347	$12,080
10/31/2017	$12,619	$12,924	$12,528
11/30/2017	$12,936	$13,316	$12,912
12/31/2017	$13,217	$13,450	$13,101
1/31/2018	$13,663	$14,158	$13,607
2/28/2018	$12,947	$13,637	$12,957
3/31/2018	$12,749	$13,363	$12,729
4/30/2018	$12,891	$13,414	$12,771
5/31/2018	$12,808	$13,792	$12,847
6/30/2018	$12,841	$13,883	$12,879
7/31/2018	$13,363	$14,343	$13,389
8/31/2018	$13,446	$14,847	$13,587
9/30/2018	$13,392	$14,871	$13,614
10/31/2018	$12,629	$13,776	$12,909
11/30/2018	$12,891	$14,052	$13,294
12/31/2018	$11,622	$12,745	$12,018
1/31/2019	$12,567	$13,838	$12,953
2/28/2019	$12,891	$14,325	$13,367
3/31/2019	$12,931	$14,534	$13,452
4/30/2019	$13,186	$15,115	$13,929
5/31/2019	$12,249	$14,137	$13,033
6/30/2019	$13,151	$15,129	$13,969
7/31/2019	$13,323	$15,354	$14,085
8/31/2019	$13,080	$15,041	$13,671
9/30/2019	$13,536	$15,305	$14,158
10/31/2019	$13,737	$15,635	$14,356
11/30/2019	$14,081	$16,229	$14,800
12/31/2019	$14,347	$16,698	$15,207
1/31/2020	$13,810	$16,680	$14,880
2/29/2020	$12,476	$15,314	$13,439
3/31/2020	$10,080	$13,208	$11,142
4/30/2020	$10,949	$14,957	$12,395
5/31/2020	$11,392	$15,757	$12,820
6/30/2020	$11,277	$16,117	$12,735
7/31/2020	$11,557	$17,033	$13,238
8/31/2020	$11,821	$18,266	$13,785
9/30/2020	$11,483	$17,601	$13,447
10/31/2020	$11,367	$17,221	$13,270
11/30/2020	$13,008	$19,317	$15,055
12/31/2020	$13,249	$20,186	$15,632
1/31/2021	$13,249	$20,096	$15,489
2/28/2021	$13,466	$20,724	$16,425
3/31/2021	$14,339	$21,467	$17,392
4/30/2021	$14,709	$22,573	$18,087
5/31/2021	$15,179	$22,676	$18,509
6/30/2021	$15,141	$23,236	$18,297
7/31/2021	$15,477	$23,628	$18,444
8/31/2021	$16,016	$24,302	$18,809
9/30/2021	$15,136	$23,212	$18,155
10/31/2021	$16,063	$24,782	$19,077
11/30/2021	$15,473	$24,404	$18,404
12/31/2021	$16,211	$25,365	$19,565
1/31/2022	$15,460	$23,873	$19,110
2/28/2022	$15,005	$23,272	$18,888
3/31/2022	$15,461	$24,026	$19,421
4/30/2022	$14,527	$21,870	$18,326
5/31/2022	$14,626	$21,841	$18,682
6/30/2022	$13,496	$20,014	$17,050
7/31/2022	$14,196	$21,891	$18,180
8/31/2022	$13,716	$21,074	$17,639
9/30/2022	$12,531	$19,120	$16,092
10/31/2022	$13,778	$20,688	$17,742
11/30/2022	$14,904	$21,768	$18,850
12/31/2022	$14,363	$20,493	$18,091
1/31/2023	$14,969	$21,905	$19,028
2/28/2023	$14,586	$21,393	$18,357
3/31/2023	$14,303	$21,965	$18,273
4/30/2023	$14,243	$22,199	$18,548
5/31/2023	$13,695	$22,285	$17,833
6/30/2023	$14,558	$23,807	$19,017
7/31/2023	$14,802	$24,661	$19,686
8/31/2023	$14,435	$24,185	$19,154
9/30/2023	$13,759	$23,032	$18,415
10/31/2023	$13,554	$22,422	$17,766
11/30/2023	$14,434	$24,513	$19,106
12/31/2023	$15,249	$25,813	$20,164
1/31/2024	$15,476	$26,099	$20,185
2/29/2024	$16,053	$27,512	$20,930
3/31/2024	$16,736	$28,399	$21,976
4/30/2024	$16,053	$27,150	$21,037
5/31/2024	$16,488	$28,432	$21,704
6/30/2024	$16,551	$29,313	$21,500
7/31/2024	$17,279	$29,857	$22,599
8/31/2024	$17,778	$30,507	$23,205
9/30/2024	$18,129	$31,138	$23,528
10/31/2024	$17,879	$30,910	$23,269
11/30/2024	$18,943	$32,966	$24,755
12/31/2024	$17,780	$31,958	$23,061
1/31/2025	$18,386	$32,967	$24,129
2/28/2025	$18,588	$32,336	$24,227
3/31/2025	$17,895	$30,449	$23,554
4/30/2025	$17,534	$30,245	$22,836
5/31/2025	$18,346	$32,162	$23,638
6/30/2025	$18,859	$33,796	$24,446
7/31/2025	$18,768	$34,540	$24,586
8/31/2025	$19,199	$35,340	$25,370
9/30/2025	$19,481	$36,559	$25,749
10/31/2025	$19,322	$37,343	$25,863

Average Annual Return [Table Text Block]
I4CPB	1 Year	5 Years	10 Years
Class R6	8.07%	11.19%	6.81%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 194,373,890
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,256,456
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241771
Shareholder Report [Line Items]
Fund Name			Transamerica UltraShort Bond
Class Name			Class A
Trading Symbol			TUSBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 4.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg Short-Term Government Corporate Index, returned 4.55% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which contributed to additional yield relative to the Bloomberg Short-Term Government Corporate Index, a benchmark of the Fund. Positive impacts of credit spread compression during the fiscal year also contributed to benchmark relative returns.

  While overall duration was managed relatively in line with the benchmark, the Fund had slightly more exposure to longer-dated debt, which modestly detracted from relative returns given yield curve changes during the fiscal year.

  At a sector level, allocations to asset-backed securities (ABS), selection within investment grade corporate credit and an underweight allocation to government securities contributed to relative returns. While there were no detractors from relative returns at a sector level, allocations to commercial paper and commercial mortgage-backed securities contributed the least.

  Within investment grade corporate bonds, an overweight allocation to banking and selection within banking and capital goods contributed the most to relative returns, while underweight allocations to consumer cyclicals, technology and electric detracted from benchmark relative performance.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Allocations to commercial paper were reduced during the fiscal year in favor of what the sub-adviser viewed as more attractive opportunities in investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans and equipment leases. Increases in investment grade corporate credit primarily occurred in banking.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A	Bloomberg US Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,037	$10,061	$10,032
5/31/2023	$10,076	$9,957	$10,059
6/30/2023	$10,114	$9,941	$10,100
7/31/2023	$10,164	$9,951	$10,146
8/31/2023	$10,215	$9,891	$10,191
9/30/2023	$10,256	$9,655	$10,234
10/31/2023	$10,290	$9,510	$10,280
11/30/2023	$10,342	$9,938	$10,337
12/31/2023	$10,402	$10,315	$10,396
1/31/2024	$10,455	$10,291	$10,441
2/29/2024	$10,485	$10,167	$10,473
3/31/2024	$10,526	$10,267	$10,519
4/30/2024	$10,557	$10,027	$10,557
5/31/2024	$10,608	$10,193	$10,608
6/30/2024	$10,650	$10,287	$10,653
7/31/2024	$10,713	$10,520	$10,713
8/31/2024	$10,765	$10,675	$10,772
9/30/2024	$10,825	$10,821	$10,830
10/31/2024	$10,850	$10,576	$10,860
11/30/2024	$10,886	$10,687	$10,901
12/31/2024	$10,931	$10,526	$10,948
1/31/2025	$10,968	$10,589	$10,989
2/28/2025	$11,003	$10,808	$11,028
3/31/2025	$11,038	$10,805	$11,070
4/30/2025	$11,073	$10,844	$11,110
5/31/2025	$11,109	$10,789	$11,141
6/30/2025	$11,144	$10,957	$11,185
7/31/2025	$11,181	$10,941	$11,218
8/31/2025	$11,229	$11,072	$11,272
9/30/2025	$11,274	$11,190	$11,317
10/31/2025	$11,300	$11,264	$11,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3A81	1 Year	Since Inception 3/31/23
Class A	4.14%	4.84%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	4.55%	5.03%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Short-Term Government Corporate Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 36,128,920
Holdings Count | Holding			133
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,128,920
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	24.0%
AA	1.6
A	19.2
BBB	22.5
NR (Not Rated)	31.9

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	40.2%
Commercial Paper	31.9
Asset-Backed Securities	26.4
Mortgage-Backed Securities	0.7
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035	1.9%
American Express Credit Account Master Trust, Series 2023-1, Class A, 4.87%, 05/15/2028	1.7
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	1.7
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 05/15/2028	1.7
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	1.7
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.6
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	1.6
Endeavour Funding Co. LLC, 4.03%, 04/10/2026	1.6
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034	1.6
Bayer Corp., 4.02%, 07/20/2026	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000241768
Shareholder Report [Line Items]
Fund Name			Transamerica UltraShort Bond
Class Name			Class I
Trading Symbol			TUSFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 4.60%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg Short-Term Government Corporate Index, returned 4.55% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which contributed to additional yield relative to the Bloomberg Short-Term Government Corporate Index, a benchmark of the Fund. Positive impacts of credit spread compression during the fiscal year also contributed to benchmark relative returns.

  While overall duration was managed relatively in line with the benchmark, the Fund had slightly more exposure to longer-dated debt, which modestly detracted from relative returns given yield curve changes during the fiscal year.

  At a sector level, allocations to asset-backed securities (ABS), selection within investment grade corporate credit and an underweight allocation to government securities contributed to relative returns. While there were no detractors from relative returns at a sector level, allocations to commercial paper and commercial mortgage-backed securities contributed the least.

  Within investment grade corporate bonds, an overweight allocation to banking and selection within banking and capital goods contributed the most to relative returns, while underweight allocations to consumer cyclicals, technology and electric detracted from benchmark relative performance.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Allocations to commercial paper were reduced during the fiscal year in favor of what the sub-adviser viewed as more attractive opportunities in investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans and equipment leases. Increases in investment grade corporate credit primarily occurred in banking.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,040	$10,061	$10,032
5/31/2023	$10,073	$9,957	$10,059
6/30/2023	$10,123	$9,941	$10,100
7/31/2023	$10,176	$9,951	$10,146
8/31/2023	$10,220	$9,891	$10,191
9/30/2023	$10,264	$9,655	$10,234
10/31/2023	$10,311	$9,510	$10,280
11/30/2023	$10,366	$9,938	$10,337
12/31/2023	$10,429	$10,315	$10,396
1/31/2024	$10,485	$10,291	$10,441
2/29/2024	$10,518	$10,167	$10,473
3/31/2024	$10,563	$10,267	$10,519
4/30/2024	$10,596	$10,027	$10,557
5/31/2024	$10,651	$10,193	$10,608
6/30/2024	$10,696	$10,287	$10,653
7/31/2024	$10,763	$10,520	$10,713
8/31/2024	$10,818	$10,675	$10,772
9/30/2024	$10,881	$10,821	$10,830
10/31/2024	$10,901	$10,576	$10,860
11/30/2024	$10,951	$10,687	$10,901
12/31/2024	$10,989	$10,526	$10,948
1/31/2025	$11,029	$10,589	$10,989
2/28/2025	$11,078	$10,808	$11,028
3/31/2025	$11,116	$10,805	$11,070
4/30/2025	$11,155	$10,844	$11,110
5/31/2025	$11,194	$10,789	$11,141
6/30/2025	$11,233	$10,957	$11,185
7/31/2025	$11,273	$10,941	$11,218
8/31/2025	$11,324	$11,072	$11,272
9/30/2025	$11,373	$11,190	$11,317
10/31/2025	$11,402	$11,264	$11,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3A88	1 Year	Since Inception 3/31/23
Class I	4.60%	5.20%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	4.55%	5.03%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Short-Term Government Corporate Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 36,128,920
Holdings Count | Holding			133
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,128,920
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	24.0%
AA	1.6
A	19.2
BBB	22.5
NR (Not Rated)	31.9

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	40.2%
Commercial Paper	31.9
Asset-Backed Securities	26.4
Mortgage-Backed Securities	0.7
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035	1.9%
American Express Credit Account Master Trust, Series 2023-1, Class A, 4.87%, 05/15/2028	1.7
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	1.7
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 05/15/2028	1.7
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	1.7
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.6
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	1.6
Endeavour Funding Co. LLC, 4.03%, 04/10/2026	1.6
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034	1.6
Bayer Corp., 4.02%, 07/20/2026	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000080716
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class A
Trading Symbol			TADAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.00%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 27.81%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund at NAV underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$9,448	$10,000	$10,000
11/30/2015	$9,410	$10,055	$10,028
12/31/2015	$9,264	$9,849	$9,881
1/31/2016	$8,687	$9,293	$9,329
2/29/2016	$8,610	$9,290	$9,325
3/31/2016	$9,198	$9,944	$9,954
4/30/2016	$9,131	$10,006	$9,863
5/31/2016	$9,386	$10,185	$10,055
6/30/2016	$9,325	$10,206	$10,015
7/31/2016	$9,741	$10,611	$10,488
8/31/2016	$9,625	$10,638	$10,436
9/30/2016	$9,602	$10,655	$10,474
10/31/2016	$9,358	$10,424	$10,228
11/30/2016	$9,453	$10,891	$10,451
12/31/2016	$9,483	$11,103	$10,580
1/31/2017	$9,841	$11,312	$10,937
2/28/2017	$10,255	$11,733	$11,391
3/31/2017	$10,374	$11,741	$11,523
4/30/2017	$10,646	$11,865	$11,786
5/31/2017	$10,986	$11,987	$12,093
6/30/2017	$10,867	$12,095	$12,061
7/31/2017	$11,174	$12,323	$12,381
8/31/2017	$11,287	$12,347	$12,608
9/30/2017	$11,310	$12,648	$12,772
10/31/2017	$11,769	$12,924	$13,267
11/30/2017	$12,104	$13,316	$13,670
12/31/2017	$12,208	$13,450	$13,777
1/31/2018	$13,132	$14,158	$14,752
2/28/2018	$12,837	$13,637	$14,366
3/31/2018	$12,547	$13,363	$13,972
4/30/2018	$12,585	$13,414	$14,020
5/31/2018	$13,189	$13,792	$14,635
6/30/2018	$13,390	$13,883	$14,776
7/31/2018	$13,723	$14,343	$15,210
8/31/2018	$14,509	$14,847	$16,041
9/30/2018	$14,565	$14,871	$16,131
10/31/2018	$13,151	$13,776	$14,688
11/30/2018	$13,339	$14,052	$14,844
12/31/2018	$12,172	$12,745	$13,568
1/31/2019	$13,430	$13,838	$14,788
2/28/2019	$14,010	$14,325	$15,317
3/31/2019	$14,293	$14,534	$15,753
4/30/2019	$15,064	$15,115	$16,464
5/31/2019	$14,131	$14,137	$15,424
6/30/2019	$15,064	$15,129	$16,484
7/31/2019	$15,354	$15,354	$16,856
8/31/2019	$15,022	$15,041	$16,727
9/30/2019	$15,191	$15,305	$16,729
10/31/2019	$15,672	$15,635	$17,200
11/30/2019	$16,450	$16,229	$17,964
12/31/2019	$16,961	$16,698	$18,506
1/31/2020	$17,329	$16,680	$18,919
2/29/2020	$16,034	$15,314	$17,631
3/31/2020	$14,324	$13,208	$15,896
4/30/2020	$16,440	$14,957	$18,249
5/31/2020	$17,582	$15,757	$19,474
6/30/2020	$18,287	$16,117	$20,322
7/31/2020	$19,536	$17,033	$21,885
8/31/2020	$21,452	$18,266	$24,144
9/30/2020	$20,640	$17,601	$23,008
10/31/2020	$19,866	$17,221	$22,226
11/30/2020	$22,027	$19,317	$24,502
12/31/2020	$23,048	$20,186	$25,629
1/31/2021	$22,736	$20,096	$25,439
2/28/2021	$22,913	$20,724	$25,433
3/31/2021	$23,317	$21,467	$25,870
4/30/2021	$24,748	$22,573	$27,630
5/31/2021	$24,335	$22,676	$27,248
6/30/2021	$25,649	$23,236	$28,958
7/31/2021	$26,364	$23,628	$29,912
8/31/2021	$27,240	$24,302	$31,030
9/30/2021	$25,708	$23,212	$29,293
10/31/2021	$27,551	$24,782	$31,830
11/30/2021	$27,214	$24,404	$32,024
12/31/2021	$27,705	$25,365	$32,701
1/31/2022	$25,329	$23,873	$29,895
2/28/2022	$24,103	$23,272	$28,625
3/31/2022	$24,926	$24,026	$29,745
4/30/2022	$22,062	$21,870	$26,153
5/31/2022	$21,420	$21,841	$25,545
6/30/2022	$19,456	$20,014	$23,521
7/31/2022	$21,823	$21,891	$26,344
8/31/2022	$20,759	$21,074	$25,117
9/30/2022	$18,671	$19,120	$22,675
10/31/2022	$19,571	$20,688	$24,001
11/30/2022	$20,405	$21,768	$25,094
12/31/2022	$18,937	$20,493	$23,173
1/31/2023	$20,669	$21,905	$25,105
2/28/2023	$20,229	$21,393	$24,807
3/31/2023	$21,631	$21,965	$26,502
4/30/2023	$21,851	$22,199	$26,764
5/31/2023	$22,822	$22,285	$27,984
6/30/2023	$24,485	$23,807	$29,897
7/31/2023	$25,076	$24,661	$30,904
8/31/2023	$24,745	$24,185	$30,627
9/30/2023	$23,403	$23,032	$28,961
10/31/2023	$23,113	$22,422	$28,549
11/30/2023	$25,526	$24,513	$31,661
12/31/2023	$26,775	$25,813	$33,063
1/31/2024	$27,616	$26,099	$33,888
2/29/2024	$29,838	$27,512	$36,200
3/31/2024	$30,346	$28,399	$36,837
4/30/2024	$28,893	$27,150	$35,275
5/31/2024	$30,024	$28,432	$37,386
6/30/2024	$31,820	$29,313	$39,907
7/31/2024	$31,208	$29,857	$39,229
8/31/2024	$31,976	$30,507	$40,046
9/30/2024	$32,786	$31,138	$41,180
10/31/2024	$32,391	$30,910	$41,044
11/30/2024	$34,229	$32,966	$43,706
12/31/2024	$34,429	$31,958	$44,092
1/31/2025	$35,383	$32,967	$44,964
2/28/2025	$33,740	$32,336	$43,349
3/31/2025	$30,708	$30,449	$39,697
4/30/2025	$31,469	$30,245	$40,400
5/31/2025	$34,018	$32,162	$43,975
6/30/2025	$36,289	$33,796	$46,778
7/31/2025	$37,594	$34,540	$48,544
8/31/2025	$37,860	$35,340	$49,087
9/30/2025	$39,732	$36,559	$51,695
10/31/2025	$41,399	$37,343	$53,572

Average Annual Return [Table Text Block]
I3B41	1 Year	5 Years	10 Years
Class A with Load	20.76%	14.51%	15.27%
Class A	27.81%	15.82%	15.92%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000080718
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class C
Trading Symbol			TADCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.80%

Expenses Paid, Amount			$ 204
Expense Ratio, Percent			1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 26.80%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund at NAV underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,953	$10,055	$10,028
12/31/2015	$9,793	$9,849	$9,881
1/31/2016	$9,173	$9,293	$9,329
2/29/2016	$9,088	$9,290	$9,325
3/31/2016	$9,702	$9,944	$9,954
4/30/2016	$9,629	$10,006	$9,863
5/31/2016	$9,890	$10,185	$10,055
6/30/2016	$9,817	$10,206	$10,015
7/31/2016	$10,254	$10,611	$10,488
8/31/2016	$10,121	$10,638	$10,436
9/30/2016	$10,090	$10,655	$10,474
10/31/2016	$9,823	$10,424	$10,228
11/30/2016	$9,920	$10,891	$10,451
12/31/2016	$9,941	$11,103	$10,580
1/31/2017	$10,313	$11,312	$10,937
2/28/2017	$10,742	$11,733	$11,391
3/31/2017	$10,859	$11,741	$11,523
4/30/2017	$11,133	$11,865	$11,786
5/31/2017	$11,487	$11,987	$12,093
6/30/2017	$11,350	$12,095	$12,061
7/31/2017	$11,667	$12,323	$12,381
8/31/2017	$11,772	$12,347	$12,608
10/31/2017	$12,263	$12,924	$13,267
11/30/2017	$12,604	$13,316	$13,670
12/31/2017	$12,699	$13,450	$13,777
1/31/2018	$13,654	$14,158	$14,752
2/28/2018	$13,335	$13,637	$14,366
3/31/2018	$13,031	$13,363	$13,972
4/30/2018	$13,058	$13,414	$14,020
5/31/2018	$13,674	$13,792	$14,635
6/30/2018	$13,875	$13,883	$14,776
7/31/2018	$14,214	$14,343	$15,210
8/31/2018	$15,017	$14,847	$16,041
9/30/2018	$15,065	$14,871	$16,131
10/31/2018	$13,584	$13,776	$14,688
11/30/2018	$13,771	$14,052	$14,844
12/31/2018	$12,554	$12,745	$13,568
1/31/2019	$13,849	$13,838	$14,788
2/28/2019	$14,438	$14,325	$15,317
3/31/2019	$14,721	$14,534	$15,753
4/30/2019	$15,506	$15,115	$16,464
5/31/2019	$14,532	$14,137	$15,424
6/30/2019	$15,474	$15,129	$16,484
7/31/2019	$15,765	$15,354	$16,856
8/31/2019	$15,419	$15,041	$16,727
9/30/2019	$15,576	$15,305	$16,729
10/31/2019	$16,071	$15,635	$17,200
11/30/2019	$16,856	$16,229	$17,964
12/31/2019	$17,368	$16,698	$18,506
1/31/2020	$17,736	$16,680	$18,919
2/29/2020	$16,399	$15,314	$17,631
3/31/2020	$14,634	$13,208	$15,896
4/30/2020	$16,793	$14,957	$18,249
5/31/2020	$17,950	$15,757	$19,474
6/30/2020	$18,653	$16,117	$20,322
7/31/2020	$19,912	$17,033	$21,885
8/31/2020	$21,849	$18,266	$24,144
9/30/2020	$21,009	$17,601	$23,008
10/31/2020	$20,204	$17,221	$22,226
11/30/2020	$22,388	$19,317	$24,502
12/31/2020	$23,408	$20,186	$25,629
1/31/2021	$23,076	$20,096	$25,439
2/28/2021	$23,247	$20,724	$25,433
3/31/2021	$23,646	$21,467	$25,870
4/30/2021	$25,072	$22,573	$27,630
5/31/2021	$24,644	$22,676	$27,248
6/30/2021	$25,946	$23,236	$28,958
7/31/2021	$26,659	$23,628	$29,912
8/31/2021	$27,524	$24,302	$31,030
9/30/2021	$25,956	$23,212	$29,293
10/31/2021	$27,809	$24,782	$31,830
11/30/2021	$27,448	$24,404	$32,024
12/31/2021	$27,924	$25,365	$32,701
1/31/2022	$25,516	$23,873	$29,895
2/28/2022	$24,262	$23,272	$28,625
3/31/2022	$25,076	$24,026	$29,745
4/30/2022	$22,172	$21,870	$26,153
5/31/2022	$21,512	$21,841	$25,545
6/30/2022	$19,522	$20,014	$23,521
7/31/2022	$21,897	$21,891	$26,344
8/31/2022	$20,819	$21,074	$25,117
9/30/2022	$18,708	$19,120	$22,675
10/31/2022	$19,599	$20,688	$24,001
11/30/2022	$20,423	$21,768	$25,094
12/31/2022	$18,947	$20,493	$23,173
1/31/2023	$20,660	$21,905	$25,105
2/28/2023	$20,209	$21,393	$24,807
3/31/2023	$21,598	$21,965	$26,502
4/30/2023	$21,806	$22,199	$26,764
5/31/2023	$22,744	$22,285	$27,984
6/30/2023	$24,387	$23,807	$29,897
7/31/2023	$24,966	$24,661	$30,904
8/31/2023	$24,619	$24,185	$30,627
9/30/2023	$23,264	$23,032	$28,961
10/31/2023	$22,964	$22,422	$28,549
11/30/2023	$25,348	$24,513	$31,661
12/31/2023	$26,559	$25,813	$33,063
1/31/2024	$27,392	$26,099	$33,888
2/29/2024	$29,565	$27,512	$36,200
3/31/2024	$30,060	$28,399	$36,837
4/30/2024	$28,599	$27,150	$35,275
5/31/2024	$29,698	$28,432	$37,386
6/30/2024	$31,448	$29,313	$39,907
7/31/2024	$30,821	$29,857	$39,229
8/31/2024	$31,557	$30,507	$40,046
9/30/2024	$32,342	$31,138	$41,180
10/31/2024	$31,931	$30,910	$41,044
11/30/2024	$33,718	$32,966	$43,706
12/31/2024	$33,903	$31,958	$44,092
1/31/2025	$34,801	$32,967	$44,964
2/28/2025	$33,165	$32,336	$43,349
3/31/2025	$30,168	$30,449	$39,697
4/30/2025	$30,892	$30,245	$40,400
5/31/2025	$33,382	$32,162	$43,975
6/30/2025	$35,582	$33,796	$46,778
7/31/2025	$36,856	$34,540	$48,544
8/31/2025	$37,073	$35,340	$49,087
9/30/2025	$38,883	$36,559	$51,695
10/31/2025	$40,490	$37,343	$53,572

Average Annual Return [Table Text Block]
I3B43	1 Year	5 Years	10 Years
Class C with Load	25.80%	14.92%	15.01%
Class C	26.80%	14.92%	15.01%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081840
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class I
Trading Symbol			TDEIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.77%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 28.11%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,961	$10,055	$10,028
12/31/2015	$9,811	$9,849	$9,881
1/31/2016	$9,198	$9,293	$9,329
2/29/2016	$9,116	$9,290	$9,325
3/31/2016	$9,742	$9,944	$9,954
4/30/2016	$9,678	$10,006	$9,863
5/31/2016	$9,956	$10,185	$10,055
6/30/2016	$9,887	$10,206	$10,015
7/31/2016	$10,339	$10,611	$10,488
8/31/2016	$10,211	$10,638	$10,436
9/30/2016	$10,188	$10,655	$10,474
10/31/2016	$9,933	$10,424	$10,228
11/30/2016	$10,037	$10,891	$10,451
12/31/2016	$10,072	$11,103	$10,580
1/31/2017	$10,458	$11,312	$10,937
2/28/2017	$10,897	$11,733	$11,391
3/31/2017	$11,028	$11,741	$11,523
4/30/2017	$11,319	$11,865	$11,786
5/31/2017	$11,687	$11,987	$12,093
6/30/2017	$11,562	$12,095	$12,061
7/31/2017	$11,895	$12,323	$12,381
8/31/2017	$12,014	$12,347	$12,608
10/31/2017	$12,536	$12,924	$13,267
11/30/2017	$12,898	$13,316	$13,670
12/31/2017	$13,007	$13,450	$13,777
1/31/2018	$13,989	$14,158	$14,752
2/28/2018	$13,686	$13,637	$14,366
3/31/2018	$13,377	$13,363	$13,972
4/30/2018	$13,423	$13,414	$14,020
5/31/2018	$14,068	$13,792	$14,635
6/30/2018	$14,286	$13,883	$14,776
7/31/2018	$14,648	$14,343	$15,210
8/31/2018	$15,492	$14,847	$16,041
9/30/2018	$15,551	$14,871	$16,131
10/31/2018	$14,042	$13,776	$14,688
11/30/2018	$14,246	$14,052	$14,844
12/31/2018	$13,002	$12,745	$13,568
1/31/2019	$14,348	$13,838	$14,788
2/28/2019	$14,977	$14,325	$15,317
3/31/2019	$15,280	$14,534	$15,753
4/30/2019	$16,116	$15,115	$16,464
5/31/2019	$15,117	$14,137	$15,424
6/30/2019	$16,116	$15,129	$16,484
7/31/2019	$16,434	$15,354	$16,856
8/31/2019	$16,086	$15,041	$16,727
9/30/2019	$16,264	$15,305	$16,729
10/31/2019	$16,789	$15,635	$17,200
11/30/2019	$17,625	$16,229	$17,964
12/31/2019	$18,182	$16,698	$18,506
1/31/2020	$18,574	$16,680	$18,919
2/29/2020	$17,190	$15,314	$17,631
3/31/2020	$15,358	$13,208	$15,896
4/30/2020	$17,638	$14,957	$18,249
5/31/2020	$18,862	$15,757	$19,474
6/30/2020	$19,621	$16,117	$20,322
7/31/2020	$20,973	$17,033	$21,885
8/31/2020	$23,029	$18,266	$24,144
9/30/2020	$22,165	$17,601	$23,008
10/31/2020	$21,333	$17,221	$22,226
11/30/2020	$23,661	$19,317	$24,502
12/31/2020	$24,758	$20,186	$25,629
1/31/2021	$24,425	$20,096	$25,439
2/28/2021	$24,627	$20,724	$25,433
3/31/2021	$25,074	$21,467	$25,870
4/30/2021	$26,607	$22,573	$27,630
5/31/2021	$26,169	$22,676	$27,248
6/30/2021	$27,588	$23,236	$28,958
7/31/2021	$28,359	$23,628	$29,912
8/31/2021	$29,305	$24,302	$31,030
9/30/2021	$27,667	$23,212	$29,293
10/31/2021	$29,664	$24,782	$31,830
11/30/2021	$29,305	$24,404	$32,024
12/31/2021	$29,833	$25,365	$32,701
1/31/2022	$27,282	$23,873	$29,895
2/28/2022	$25,962	$23,272	$28,625
3/31/2022	$26,855	$24,026	$29,745
4/30/2022	$23,809	$21,870	$26,153
5/31/2022	$23,134	$21,841	$25,545
6/30/2022	$21,010	$20,014	$23,521
7/31/2022	$23,570	$21,891	$26,344
8/31/2022	$22,439	$21,074	$25,117
9/30/2022	$20,176	$19,120	$22,675
10/31/2022	$21,160	$20,688	$24,001
11/30/2022	$22,066	$21,768	$25,094
12/31/2022	$20,491	$20,493	$23,173
1/31/2023	$22,360	$21,905	$25,105
2/28/2023	$21,893	$21,393	$24,807
3/31/2023	$23,408	$21,965	$26,502
4/30/2023	$23,658	$22,199	$26,764
5/31/2023	$24,716	$22,285	$27,984
6/30/2023	$26,512	$23,807	$29,897
7/31/2023	$27,166	$24,661	$30,904
8/31/2023	$26,813	$24,185	$30,627
9/30/2023	$25,360	$23,032	$28,961
10/31/2023	$25,059	$22,422	$28,549
11/30/2023	$27,675	$24,513	$31,661
12/31/2023	$29,031	$25,813	$33,063
1/31/2024	$29,955	$26,099	$33,888
2/29/2024	$32,373	$27,512	$36,200
3/31/2024	$32,932	$28,399	$36,837
4/30/2024	$31,363	$27,150	$35,275
5/31/2024	$32,588	$28,432	$37,386
6/30/2024	$34,554	$29,313	$39,907
7/31/2024	$33,899	$29,857	$39,229
8/31/2024	$34,737	$30,507	$40,046
9/30/2024	$35,618	$31,138	$41,180
10/31/2024	$35,199	$30,910	$41,044
11/30/2024	$37,197	$32,966	$43,706
12/31/2024	$37,425	$31,958	$44,092
1/31/2025	$38,467	$32,967	$44,964
2/28/2025	$36,693	$32,336	$43,349
3/31/2025	$33,394	$30,449	$39,697
4/30/2025	$34,225	$30,245	$40,400
5/31/2025	$37,016	$32,162	$43,975
6/30/2025	$39,497	$33,796	$46,778
7/31/2025	$40,923	$34,540	$48,544
8/31/2025	$41,221	$35,340	$49,087
9/30/2025	$43,268	$36,559	$51,695
10/31/2025	$45,091	$37,343	$53,572

Average Annual Return [Table Text Block]
I3B48	1 Year	5 Years	10 Years
Class I	28.11%	16.15%	16.25%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000080720
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$76	0.67%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 28.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,960	$10,055	$10,028
12/31/2015	$9,814	$9,849	$9,881
1/31/2016	$9,204	$9,293	$9,329
2/29/2016	$9,123	$9,290	$9,325
3/31/2016	$9,750	$9,944	$9,954
4/30/2016	$9,686	$10,006	$9,863
5/31/2016	$9,959	$10,185	$10,055
6/30/2016	$9,895	$10,206	$10,015
7/31/2016	$10,342	$10,611	$10,488
8/31/2016	$10,226	$10,638	$10,436
9/30/2016	$10,203	$10,655	$10,474
10/31/2016	$9,947	$10,424	$10,228
11/30/2016	$10,052	$10,891	$10,451
12/31/2016	$10,082	$11,103	$10,580
1/31/2017	$10,470	$11,312	$10,937
2/28/2017	$10,917	$11,733	$11,391
3/31/2017	$11,048	$11,741	$11,523
4/30/2017	$11,340	$11,865	$11,786
5/31/2017	$11,710	$11,987	$12,093
6/30/2017	$11,585	$12,095	$12,061
7/31/2017	$11,919	$12,323	$12,381
8/31/2017	$12,038	$12,347	$12,608
10/31/2017	$12,563	$12,924	$13,267
11/30/2017	$12,926	$13,316	$13,670
12/31/2017	$13,039	$13,450	$13,777
1/31/2018	$14,033	$14,158	$14,752
2/28/2018	$13,721	$13,637	$14,366
3/31/2018	$13,416	$13,363	$13,972
4/30/2018	$13,463	$13,414	$14,020
5/31/2018	$14,112	$13,792	$14,635
6/30/2018	$14,331	$13,883	$14,776
7/31/2018	$14,695	$14,343	$15,210
8/31/2018	$15,543	$14,847	$16,041
9/30/2018	$15,603	$14,871	$16,131
10/31/2018	$14,092	$13,776	$14,688
11/30/2018	$14,298	$14,052	$14,844
12/31/2018	$13,053	$12,745	$13,568
1/31/2019	$14,407	$13,838	$14,788
2/28/2019	$15,039	$14,325	$15,317
3/31/2019	$15,344	$14,534	$15,753
4/30/2019	$16,177	$15,115	$16,464
5/31/2019	$15,188	$14,137	$15,424
6/30/2019	$16,185	$15,129	$16,484
7/31/2019	$16,504	$15,354	$16,856
8/31/2019	$16,162	$15,041	$16,727
9/30/2019	$16,341	$15,305	$16,729
10/31/2019	$16,869	$15,635	$17,200
11/30/2019	$17,717	$16,229	$17,964
12/31/2019	$18,269	$16,698	$18,506
1/31/2020	$18,671	$16,680	$18,919
2/29/2020	$17,280	$15,314	$17,631
3/31/2020	$15,445	$13,208	$15,896
4/30/2020	$17,730	$14,957	$18,249
5/31/2020	$18,969	$15,757	$19,474
6/30/2020	$19,733	$16,117	$20,322
7/31/2020	$21,093	$17,033	$21,885
8/31/2020	$23,168	$18,266	$24,144
9/30/2020	$22,291	$17,601	$23,008
10/31/2020	$21,463	$17,221	$22,226
11/30/2020	$23,804	$19,317	$24,502
12/31/2020	$24,916	$20,186	$25,629
1/31/2021	$24,581	$20,096	$25,439
2/28/2021	$24,792	$20,724	$25,433
3/31/2021	$25,233	$21,467	$25,870
4/30/2021	$26,784	$22,573	$27,630
5/31/2021	$26,344	$22,676	$27,248
6/30/2021	$27,771	$23,236	$28,958
7/31/2021	$28,556	$23,628	$29,912
8/31/2021	$29,516	$24,302	$31,030
9/30/2021	$27,859	$23,212	$29,293
10/31/2021	$29,869	$24,782	$31,830
11/30/2021	$29,516	$24,404	$32,024
12/31/2021	$30,056	$25,365	$32,701
1/31/2022	$27,491	$23,873	$29,895
2/28/2022	$26,163	$23,272	$28,625
3/31/2022	$27,061	$24,026	$29,745
4/30/2022	$23,957	$21,870	$26,153
5/31/2022	$23,268	$21,841	$25,545
6/30/2022	$21,142	$20,014	$23,521
7/31/2022	$23,717	$21,891	$26,344
8/31/2022	$22,579	$21,074	$25,117
9/30/2022	$20,304	$19,120	$22,675
10/31/2022	$21,292	$20,688	$24,001
11/30/2022	$22,210	$21,768	$25,094
12/31/2022	$20,621	$20,493	$23,173
1/31/2023	$22,506	$21,905	$25,105
2/28/2023	$22,037	$21,393	$24,807
3/31/2023	$23,568	$21,965	$26,502
4/30/2023	$23,818	$22,199	$26,764
5/31/2023	$24,880	$22,285	$27,984
6/30/2023	$26,703	$23,807	$29,897
7/31/2023	$27,359	$24,661	$30,904
8/31/2023	$27,005	$24,185	$30,627
9/30/2023	$25,547	$23,032	$28,961
10/31/2023	$25,245	$22,422	$28,549
11/30/2023	$27,880	$24,513	$31,661
12/31/2023	$29,251	$25,813	$33,063
1/31/2024	$30,189	$26,099	$33,888
2/29/2024	$32,614	$27,512	$36,200
3/31/2024	$33,185	$28,399	$36,837
4/30/2024	$31,601	$27,150	$35,275
5/31/2024	$32,851	$28,432	$37,386
6/30/2024	$34,823	$29,313	$39,907
7/31/2024	$34,166	$29,857	$39,229
8/31/2024	$35,017	$30,507	$40,046
9/30/2024	$35,912	$31,138	$41,180
10/31/2024	$35,491	$30,910	$41,044
11/30/2024	$37,507	$32,966	$43,706
12/31/2024	$37,749	$31,958	$44,092
1/31/2025	$38,793	$32,967	$44,964
2/28/2025	$37,003	$32,336	$43,349
3/31/2025	$33,683	$30,449	$39,697
4/30/2025	$34,528	$30,245	$40,400
5/31/2025	$37,351	$32,162	$43,975
6/30/2025	$39,850	$33,796	$46,778
7/31/2025	$41,292	$34,540	$48,544
8/31/2025	$41,591	$35,340	$49,087
9/30/2025	$43,667	$36,559	$51,695
10/31/2025	$45,507	$37,343	$53,572

Average Annual Return [Table Text Block]
I3B44	1 Year	5 Years	10 Years
Class I2	28.22%	16.22%	16.36%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000228027
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class R6
Trading Symbol			TAGHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.67%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 28.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,542	$10,247	$10,627
7/31/2021	$10,840	$10,420	$10,978
8/31/2021	$11,201	$10,717	$11,388
9/30/2021	$10,575	$10,236	$10,750
10/31/2021	$11,338	$10,928	$11,681
11/30/2021	$11,204	$10,762	$11,753
12/31/2021	$11,410	$11,186	$12,001
1/31/2022	$10,432	$10,528	$10,971
2/28/2022	$9,932	$10,263	$10,505
3/31/2022	$10,273	$10,595	$10,916
4/30/2022	$9,094	$9,645	$9,598
5/31/2022	$8,833	$9,632	$9,375
6/30/2022	$8,026	$8,826	$8,632
7/31/2022	$9,003	$9,654	$9,668
8/31/2022	$8,568	$9,294	$9,218
9/30/2022	$7,708	$8,432	$8,322
10/31/2022	$8,083	$9,123	$8,808
11/30/2022	$8,431	$9,599	$9,210
12/31/2022	$7,828	$9,037	$8,505
1/31/2023	$8,543	$9,660	$9,213
2/28/2023	$8,366	$9,434	$9,104
3/31/2023	$8,947	$9,686	$9,726
4/30/2023	$9,042	$9,789	$9,822
5/31/2023	$9,445	$9,828	$10,270
6/30/2023	$10,133	$10,499	$10,972
7/31/2023	$10,382	$10,875	$11,342
8/31/2023	$10,251	$10,665	$11,240
9/30/2023	$9,698	$10,157	$10,629
10/31/2023	$9,579	$9,888	$10,477
11/30/2023	$10,580	$10,810	$11,620
12/31/2023	$11,100	$11,383	$12,134
1/31/2024	$11,456	$11,509	$12,437
2/29/2024	$12,381	$12,132	$13,285
3/31/2024	$12,598	$12,524	$13,519
4/30/2024	$11,996	$11,973	$12,946
5/31/2024	$12,467	$12,538	$13,721
6/30/2024	$13,220	$12,926	$14,646
7/31/2024	$12,966	$13,167	$14,397
8/31/2024	$13,289	$13,453	$14,697
9/30/2024	$13,629	$13,732	$15,113
10/31/2024	$13,469	$13,631	$15,063
11/30/2024	$14,238	$14,538	$16,040
12/31/2024	$14,325	$14,093	$16,182
1/31/2025	$14,722	$14,538	$16,502
2/28/2025	$14,042	$14,260	$15,909
3/31/2025	$12,787	$13,428	$14,569
4/30/2025	$13,108	$13,338	$14,827
5/31/2025	$14,174	$14,183	$16,138
6/30/2025	$15,123	$14,904	$17,167
7/31/2025	$15,675	$15,232	$17,816
8/31/2025	$15,784	$15,584	$18,015
9/30/2025	$16,572	$16,122	$18,972
10/31/2025	$17,271	$16,468	$19,661

Average Annual Return [Table Text Block]
I3B4B	1 Year	Since Inception 5/28/21
Class R6	28.22%	13.16%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	16.53%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000110015
Shareholder Report [Line Items]
Fund Name			Transamerica US Growth
Class Name			Class T
Trading Symbol			TWMTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$80	0.70%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class T shares at NAV returned 28.19%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class T	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,960	$10,055	$10,028
12/31/2015	$9,813	$9,849	$9,881
1/31/2016	$9,203	$9,293	$9,329
2/29/2016	$9,122	$9,290	$9,325
3/31/2016	$9,748	$9,944	$9,954
4/30/2016	$9,684	$10,006	$9,863
5/31/2016	$9,958	$10,185	$10,055
6/30/2016	$9,893	$10,206	$10,015
7/31/2016	$10,341	$10,611	$10,488
8/31/2016	$10,220	$10,638	$10,436
9/30/2016	$10,196	$10,655	$10,474
10/31/2016	$9,941	$10,424	$10,228
11/30/2016	$10,043	$10,891	$10,451
12/31/2016	$10,078	$11,103	$10,580
1/31/2017	$10,463	$11,312	$10,937
2/28/2017	$10,907	$11,733	$11,391
3/31/2017	$11,037	$11,741	$11,523
4/30/2017	$11,331	$11,865	$11,786
5/31/2017	$11,696	$11,987	$12,093
6/30/2017	$11,571	$12,095	$12,061
7/31/2017	$11,905	$12,323	$12,381
8/31/2017	$12,028	$12,347	$12,608
10/31/2017	$12,550	$12,924	$13,267
11/30/2017	$12,913	$13,316	$13,670
12/31/2017	$13,021	$13,450	$13,777
1/31/2018	$14,010	$14,158	$14,752
2/28/2018	$13,702	$13,637	$14,366
3/31/2018	$13,394	$13,363	$13,972
4/30/2018	$13,444	$13,414	$14,020
5/31/2018	$14,088	$13,792	$14,635
6/30/2018	$14,310	$13,883	$14,776
7/31/2018	$14,671	$14,343	$15,210
8/31/2018	$15,517	$14,847	$16,041
9/30/2018	$15,575	$14,871	$16,131
10/31/2018	$14,068	$13,776	$14,688
11/30/2018	$14,273	$14,052	$14,844
12/31/2018	$13,027	$12,745	$13,568
1/31/2019	$14,379	$13,838	$14,788
2/28/2019	$15,009	$14,325	$15,317
3/31/2019	$15,314	$14,534	$15,753
4/30/2019	$16,145	$15,115	$16,464
5/31/2019	$15,152	$14,137	$15,424
6/30/2019	$16,150	$15,129	$16,484
7/31/2019	$16,466	$15,354	$16,856
8/31/2019	$16,121	$15,041	$16,727
9/30/2019	$16,304	$15,305	$16,729
10/31/2019	$16,829	$15,635	$17,200
11/30/2019	$17,672	$16,229	$17,964
12/31/2019	$18,227	$16,698	$18,506
1/31/2020	$18,624	$16,680	$18,919
2/29/2020	$17,240	$15,314	$17,631
3/31/2020	$15,402	$13,208	$15,896
4/30/2020	$17,682	$14,957	$18,249
5/31/2020	$18,919	$15,757	$19,474
6/30/2020	$19,678	$16,117	$20,322
7/31/2020	$21,033	$17,033	$21,885
8/31/2020	$23,099	$18,266	$24,144
9/30/2020	$22,230	$17,601	$23,008
10/31/2020	$21,401	$17,221	$22,226
11/30/2020	$23,735	$19,317	$24,502
12/31/2020	$24,840	$20,186	$25,629
1/31/2021	$24,509	$20,096	$25,439
2/28/2021	$24,713	$20,724	$25,433
3/31/2021	$25,158	$21,467	$25,870
4/30/2021	$26,703	$22,573	$27,630
5/31/2021	$26,266	$22,676	$27,248
6/30/2021	$27,686	$23,236	$28,958
7/31/2021	$28,468	$23,628	$29,912
8/31/2021	$29,419	$24,302	$31,030
9/30/2021	$27,772	$23,212	$29,293
10/31/2021	$29,778	$24,782	$31,830
11/30/2021	$29,422	$24,404	$32,024
12/31/2021	$29,958	$25,365	$32,701
1/31/2022	$27,394	$23,873	$29,895
2/28/2022	$26,071	$23,272	$28,625
3/31/2022	$26,969	$24,026	$29,745
4/30/2022	$23,874	$21,870	$26,153
5/31/2022	$23,188	$21,841	$25,545
6/30/2022	$21,065	$20,014	$23,521
7/31/2022	$23,630	$21,891	$26,344
8/31/2022	$22,494	$21,074	$25,117
9/30/2022	$20,228	$19,120	$22,675
10/31/2022	$21,214	$20,688	$24,001
11/30/2022	$22,127	$21,768	$25,094
12/31/2022	$20,543	$20,493	$23,173
1/31/2023	$22,421	$21,905	$25,105
2/28/2023	$21,954	$21,393	$24,807
3/31/2023	$23,478	$21,965	$26,502
4/30/2023	$23,728	$22,199	$26,764
5/31/2023	$24,785	$22,285	$27,984
6/30/2023	$26,594	$23,807	$29,897
7/31/2023	$27,247	$24,661	$30,904
8/31/2023	$26,898	$24,185	$30,627
9/30/2023	$25,444	$23,032	$28,961
10/31/2023	$25,136	$22,422	$28,549
11/30/2023	$27,764	$24,513	$31,661
12/31/2023	$29,127	$25,813	$33,063
1/31/2024	$30,060	$26,099	$33,888
2/29/2024	$32,481	$27,512	$36,200
3/31/2024	$33,046	$28,399	$36,837
4/30/2024	$31,467	$27,150	$35,275
5/31/2024	$32,706	$28,432	$37,386
6/30/2024	$34,673	$29,313	$39,907
7/31/2024	$34,017	$29,857	$39,229
8/31/2024	$34,861	$30,507	$40,046
9/30/2024	$35,755	$31,138	$41,180
10/31/2024	$35,336	$30,910	$41,044
11/30/2024	$37,347	$32,966	$43,706
12/31/2024	$37,579	$31,958	$44,092
1/31/2025	$38,616	$32,967	$44,964
2/28/2025	$36,837	$32,336	$43,349
3/31/2025	$33,537	$30,449	$39,697
4/30/2025	$34,373	$30,245	$40,400
5/31/2025	$37,178	$32,162	$43,975
6/30/2025	$39,663	$33,796	$46,778
7/31/2025	$41,108	$34,540	$48,544
8/31/2025	$41,397	$35,340	$49,087
9/30/2025	$43,462	$36,559	$51,695
10/31/2025	$45,296	$37,343	$53,572

Average Annual Return [Table Text Block]
I3B46	1 Year	5 Years	10 Years
Class T	28.19%	16.18%	16.31%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 3,005,707,394
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 16,642,063
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus

[1]	Does not include expenses of the underlying investments in which the Fund invests.
[2]	Does not include expenses of the underlying investments in which the Fund invests.
[3]	Does not include expenses of the underlying investments in which the Fund invests.
[4]	Does not include expenses of the underlying investments in which the Fund invests.
[5]	Does not include expenses of the underlying investments in which the Fund invests.
[6]	Does not include expenses of the underlying investments in which the Fund invests.
[7]	Does not include expenses of the underlying investments in which the Fund invests.
[8]	Does not include expenses of the underlying investments in which the Fund invests.
[9]	Does not include expenses of the underlying investments in which the Fund invests.
[10]	Does not include expenses of the underlying investments in which the Fund invests.
[11]	Does not include expenses of the underlying investments in which the Fund invests.
[12]	Expenses shown are for the period June 2, 2025 through October 31, 2025 and would be higher for a full twelve-month reporting period.
[13]	Annualized.
[14]	Does not include expenses of the underlying investments in which the Fund invests.